HARTFORD LEADERS PLUS
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
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This prospectus describes information you should know before you purchase Series
II and Series IIR of Hartford Leaders Plus variable annuity. Please read it carefully.

We call this annuity Hartford Leaders Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Hartford Leaders Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Premier Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. SMALL CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Small Cap Equity Fund of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN RISING DIVIDENDS SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Rising Dividends Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Rising Dividends Securities Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS VALUE SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Value Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MUTUAL DISCOVERY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Mutual Discovery Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Discovery Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON FOREIGN SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Foreign Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Foreign Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
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THE DATE OF THIS PROSPECTUS IS MAY 3, 2004
THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MAY 3, 2004
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4
                                                 HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
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
DEFINITIONS                                                                   5
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FEE TABLES                                                                    7
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HIGHLIGHTS                                                                   11
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GENERAL CONTRACT INFORMATION                                                 12
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  Hartford Life Insurance Company                                            12
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  The Separate Account                                                       12
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  The Funds                                                                  13
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PERFORMANCE RELATED INFORMATION                                              16
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FIXED ACCUMULATION FEATURE                                                   17
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THE CONTRACT                                                                 18
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  Purchases and Contract Value                                               18
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  Charges and Fees                                                           21
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  The Hartford's Principal First                                             24
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  Death Benefit                                                              26
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  Surrenders                                                                 35
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ANNUITY PAYOUTS                                                              36
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OTHER PROGRAMS AVAILABLE                                                     39
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OTHER INFORMATION                                                            40
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  Legal Matters                                                              40
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  More Information                                                           41
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FEDERAL TAX CONSIDERATIONS                                                   41
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     46
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           47
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APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     51
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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   57
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APPENDIX IV -- ACCUMULATION UNIT VALUES                                      58
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

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                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

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6
                                                 HARTFORD LIFE INSURANCE COMPANY
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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a Premium Payment is made. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      8%
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    Second Year                                         8%
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    Third Year                                          8%
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    Fourth Year                                         8%
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    Fifth Year                                          7%
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    Sixth Year                                          6%
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    Seventh Year                                        5%
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    Eighth Year                                         4%
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    Ninth Year                                          0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                  $30
-----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                      1.50%
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    Administrative Charge                                  0.15%
-----------------------------------------------------------------
                                                               %
    Total Separate Account Annual Expenses                 1.65
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OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    MAV/EPB Death Benefit Charge (4)                       0.30%
-----------------------------------------------------------------
    The Hartford's Principal First Charge                  0.50%
-----------------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                                  2.45%
-----------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) The MAV/EPB Death Benefit is not available for Contracts issued in Washington, New York or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington, New York or Minnesota. The charge is 0.30% of average daily Sub-Account Value.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.49%      1.94%
--------------------------------------------------------------

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8
                                                 HARTFORD LIFE INSURANCE COMPANY
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THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING
FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                    TOTAL ANNUAL
                                                                    FUND OPERATING
                                                                    EXPENSES
                                             12B-1                   (BEFORE                          TOTAL
                                            DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                            AND/OR                  WAIVERS OR       FEE WAIVERS      FUND
                                MANAGEMENT  SERVICING     OTHER      EXPENSE         OR EXPENSE      OPERATING
                                 FEES        FEES         EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
----------------------------------------------------------------------------------------------------------------

AIM V.I. Aggressive Growth
  Fund -- Series I                0.80%         N/A        0.35%         1.15%           0.00%          1.15%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund --
  Series I                        0.73%         N/A        0.31%         1.04%           0.00%          1.04%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund --
  Series I                        0.75%         N/A        0.38%         1.13%           0.00%          1.13%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund -- Series I                0.61%         N/A        0.24%         0.85%           0.00%          0.85%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic
  Trends Fund --
  Series I (1)                    0.85%         N/A        0.45%         1.30%           0.00%          1.30%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund -- Series I                0.47%         N/A        0.29%         0.76%           0.00%          0.76%
----------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth
  Fund -- Series I                0.75%         N/A        0.35%         1.10%           0.00%          1.10%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity
  Fund -- Series I                0.73%         N/A        0.34%         1.07%           0.00%          1.07%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
  -- Series I                     0.61%         N/A        0.24%         0.85%           0.00%          0.85%
----------------------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund
  -- Series I (1)                 0.85%         N/A        0.70%         1.55%           0.25%          1.30%
----------------------------------------------------------------------------------------------------------------
American Funds Asset
  Allocation Fund -- Class 2      0.40%        0.25%       0.02%         0.67%            N/A           0.67%
----------------------------------------------------------------------------------------------------------------
American Funds Blue Chip
  Income and Growth Fund --
  Class 2 (2)                     0.50%        0.25%       0.01%         0.76%            N/A           0.76%
----------------------------------------------------------------------------------------------------------------
American Funds Bond Fund --
  Class 2                         0.45%        0.25%       0.02%         0.72%            N/A           0.72%
----------------------------------------------------------------------------------------------------------------
American Funds Global Growth
  Fund -- Class 2                 0.66%        0.25%       0.04%         0.95%            N/A           0.95%
----------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund -- Class
  2                               0.80%        0.25%       0.03%         1.08%            N/A           1.08%
----------------------------------------------------------------------------------------------------------------
American Funds Growth Fund --
  Class 2                         0.37%        0.25%       0.02%         0.64%            N/A           0.64%
----------------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Fund -- Class 2                 0.33%        0.25%       0.01%         0.59%            N/A           0.59%
----------------------------------------------------------------------------------------------------------------
American Funds International
  Fund -- Class 2                 0.57%        0.25%       0.06%         0.88%            N/A           0.88%
----------------------------------------------------------------------------------------------------------------
American Funds New World Fund
  -- Class 2                      0.85%        0.25%       0.07%         1.17%            N/A           1.17%
----------------------------------------------------------------------------------------------------------------
Franklin Income Securities
  Fund -- Class 2 (3)(4)          0.48%        0.25%       0.03%         0.76%            N/A           0.76%
----------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth
  Securities Fund --
  Class 2 (3)(4)                  0.75%        0.25%       0.04%         1.04%            N/A           1.04%
----------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends
  Securities Fund --
  Class 2 (3)(4)(5)               0.74%        0.25%       0.03%         1.02%           0.01%          1.01%
----------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund --
  Class 2 (4)(5)                  0.51%        0.25%       0.29%         1.05%           0.04%          1.01%
----------------------------------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund --
  Class 1 (5)                     0.42%         N/A        0.25%         0.67%           0.02%          0.65%
----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund
  -- Class IA                     0.45%         N/A        0.04%         0.49%            N/A           0.49%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities
  Series -- Initial
  Class (6)(7)(8)                 0.75%         N/A        0.19%         0.94%           0.04%          0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Emerging Growth Series --
  Initial Class (6)               0.75%         N/A        0.12%         0.87%            N/A           0.87%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Global Equity Series --
  Initial Class (6)(7)(8)         1.00%         N/A        0.94%         1.94%           0.79%          1.15%
----------------------------------------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                    TOTAL ANNUAL
                                                                    FUND OPERATING
                                                                    EXPENSES
                                             12B-1                   (BEFORE                          TOTAL
                                            DISTRIBUTION            CONTRACTUAL FEE  CONTRACTUAL     ANNUAL
                                            AND/OR                  WAIVERS OR       FEE WAIVERS      FUND
                                MANAGEMENT  SERVICING     OTHER      EXPENSE         OR EXPENSE      OPERATING
                                 FEES        FEES         EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
----------------------------------------------------------------------------------------------------------------

MFS-Registered Trademark-
  Investors Growth Stock
  Series -- Initial Class (6)     0.75%         N/A        0.13%         0.88%            N/A           0.88%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Trust Series --
  Initial Class (6)               0.75%         N/A        0.12%         0.87%            N/A           0.87%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High
  Income Series -- Initial
  Class (6)(7)(8)                 0.75%         N/A        0.15%         0.90%           0.00%          0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid
  Cap Growth Series -- Initial
  Class (6)                       0.75%         N/A        0.15%         0.90%            N/A           0.90%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series -- Initial
  Class (6)                       0.90%         N/A        0.14%         1.04%            N/A           1.04%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series --
  Initial Class (6)               0.75%         N/A        0.09%         0.84%            N/A           0.84%
----------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Value Series -- Initial
  Class (6)(7)(8)                 0.75%         N/A        0.43%         1.18%           0.28%          0.90%
----------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities
  Fund -- Class 2 (4)             0.80%        0.25%       0.24%         1.29%            N/A           1.29%
----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
  -- Class 2 (4)                  0.60%        0.25%       0.20%         1.05%            N/A           1.05%
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund -- Class 1      1.25%         N/A        0.30%         1.55%            N/A           1.55%
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities
  Fund -- Class 2 (4)             0.69%        0.25%       0.22%         1.16%           0.04%          1.12%
----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
  Fund -- Class 2 (3)(4)          0.81%        0.25%       0.07%         1.13%            N/A           1.13%
----------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds univested cash. This expense limitation agreement is in effect through April 30, 2005.

(2) Capital Research and Management Company voluntarily reduced fees for investment advisory services. With this fee waiver, the Total Annual Fund Operating Expense for this Fund would be 0.74%.

(3) The Fund's administration fee is paid indirectly through the management fee.

(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board of Trustees and an order of the Securities and Exchange Commission.

(6) Each series of the MFS Variable Insurance Trust has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend dispursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, net "Total Annual Fund Operating Expenses" would be lower for certain series and would equal: 0.86% for MFS Emerging Growth Series; 0.87% for MFS Investors Growth Stock Series; and 1.03% for MFS New Discovery Series.

(7) MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" do not exceed 0.15% annually for each series. (Note that the High Income Series' "Other Expenses" are 0.15% and the series is reimbursing MFS). This agreement will continue until at least December 30, 2004.

(8) The reimbursement arrangement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under agreement have been paid by the series. Except for MFS Global Equity Series which will terminate on or before May 1, 2004, and Value Series which will terminate on or before January 1, 2005.

10
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE:

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED AND DOES NOT REFLECT ANY PAYMENT ENHANCEMENTS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $1,215
---------------------------------------------------------
3 years                                             $2,144
---------------------------------------------------------
5 years                                             $2,983
---------------------------------------------------------
10 years                                            $4,665
---------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $ 450
---------------------------------------------------------
3 years                                             $1,371
---------------------------------------------------------
5 years                                             $2,300
---------------------------------------------------------
10 years                                            $4,657
---------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $ 458
---------------------------------------------------------
3 years                                             $1,379
---------------------------------------------------------
5 years                                             $2,308
---------------------------------------------------------
10 years                                            $4,665
---------------------------------------------------------

                                                                              11
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
         8                       4%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than eight years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the

12
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Option.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            7/17/03        A+    Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                       12/01/03       AA-    Financial strength
---------------------------------------------------------------------------------
 Fitch                                    1/09/04       AA     Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision

                                                                              13
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund and AIM V.I. Small Cap Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds. H.S. Dent Advisors, Inc. is the subadvisor to the AIM V.I. Dent Demographic Trends Fund.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford or its affiliates. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment manager to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark- Value Series are series of the MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Templeton Foreign Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund. The investment manager of the Franklin Income Securities Fund, Franklin Large Cap Growth Fund, Franklin Small Cap Fund, and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Franklin Rising Dividends Securities Fund is Franklin Advisory Services, LLC, located at One Parker Plaza, Fort Lee, New Jersey, 07024. The investment manager of Mutual Shares Securities Fund and Mutual Discovery Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd. serves as

14
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Templeton Growth Securities Fund sub-advisor. The investment manager of Templeton Foreign Securities Fund is Templeton Investment Counsel LLC, located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Templeton Asset Management, Ltd are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small- and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in blue chip companies.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. INTERNATIONAL GROWTH FUND -- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign over-the-counter market.

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

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AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation, by investing in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks capital appreciation by normally investing at least 80% of its net assets in investments of large capitalization companies, with market capitalizations within the top 50% of companies in the Russell-Registered Trademark- 1000 Index, at the time of purchase.

FRANKLIN RISING DIVIDENDS SECURITIES FUND -- Seeks long-term capital appreciation while attempting to preserve capital. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

MFS-Registered Trademark- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-Registered Trademark- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-Registered Trademark- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-Registered Trademark- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-Registered Trademark- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-Registered Trademark- VALUE SERIES -- Seeks capital appreciation and reasonable income.

MUTUAL DISCOVERY SECURITIES FUND -- Seeks capital appreciation with income as a secondary goal.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by normally investing 80% of its net assets in emerging market investments.

TEMPLETON FOREIGN SECURITIES FUND -- Seeks long-term capital growth by investing in investments of foreign companies, including those in emerging markets.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

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- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective

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yield reflect the recurring charges at the Separate Account level including the
Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

The Fixed Accumulation Feature is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If

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your Program payment is less than the minimum amount, we will apply it to your
Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of the Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payments that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first 3 Contract Years.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or

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an order request and the Premium Payment. If we receive your subsequent Premium
Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

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The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, we currently do not have the ability to restrict transfers into the Hartford Money Market HLS Fund with respect to certain owners of older Contracts issued by us. The effect on you may include higher transaction costs or lower performance.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

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HARTFORD LIFE INSURANCE COMPANY
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- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program. If you purchase your Contract in Oregon, we may limit your total number of transfers to 1 transfer every 30 days, submitted in writing.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest value of your total amount in the Fixed Accumulation Feature as of any Contract Anniversary or the Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to the largest of your total previous transfers from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract,

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                                                 HARTFORD LIFE INSURANCE COMPANY
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including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       8%
----------------------------------------------
         5                       7%
----------------------------------------------
         6                       6%
----------------------------------------------
         7                       5%
----------------------------------------------
         8                       4%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

SURRENDER ORDER -- During the first eight Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the eighth Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than eight years, then from the Payment Enhancements credited for more than eight years, then from Premium Payments invested for less than eight years and then from the Payment Enhancements credited for less than eight years. Only Premium Payments invested for less than eight years are subject to a Contingent Deferred Sales Charge.

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

If you purchase your Contract in Connecticut or Pennsylvania, the percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       8%
----------------------------------------------
         2                       8%
----------------------------------------------
         3                       8%
----------------------------------------------
         4                       7%
----------------------------------------------
         5                       6%
----------------------------------------------
         6                       5%
----------------------------------------------
         7                       4%
----------------------------------------------
         8                       3%
----------------------------------------------
     9 or more                   0%
----------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first eight Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the

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HARTFORD LIFE INSURANCE COMPANY
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  joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home. In addition, if you request a full or partial Surrender during confinement, we will deduct from your Contract Value any Payment Enhancements credited during the time you were confined.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES, THE ANNUAL MAINTENANCE FEE AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your

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                                                                              25
HARTFORD LIFE INSURANCE COMPANY
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Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current The Hartford's Principal First charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value

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                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called the The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

You may elect The Hartford's Principal First when you purchase your Contract, or any time after your Contract has been in force for at least one year.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

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HARTFORD LIFE INSURANCE COMPANY
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THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN
THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH
BENEFIT
CHOICES                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

Asset           Not available if you elect the Premium Protection Death   This Death Benefit is the greatest of:
Protection      Benefit.                                                  X Contract Value, minus any Payment Enhancements
Death Benefit   No extra charge.                                            credited within 12 months of death or after death; or
                If you do not elect a Death Benefit, we will issue your   X Contract Value minus any Payment Enhancements credited
                Contract with the Asset Protection Death Benefit.           within 12 months of death or after death, PLUS 25% of
                                                                            the total Premium Payments excluding any subsequent
                                                                            Premium Payments we receive within 12 months of death
                                                                            or after death. Premium Payments are adjusted for any
                                                                            partial Surrenders; or
                                                                          X Contract Value minus any Payment Enhancements credited
                                                                            within 12 months of death or after death, PLUS 25% of
                                                                            your Maximum Anniversary Value minus any subsequent
                                                                            Premium Payments received and Payment Enhancements
                                                                            credited within 12 months of death or after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          X Contract Value minus any Payment Enhancements credited
                                                                            within 12 months of death or after death; or
                                                                          X Total Premium Payments adjusted for any partial
                                                                            Surrenders; or
                                                                          X Your Maximum Anniversary Value minus any Payment
                                                                            Enhancements credited within 12 months of death or
                                                                            after death.
----------------------------------------------------------------------------------------------------------------------------------
Premium         Not available if you elect the Asset Protection Death     This Death Benefit is the greater of:
Protection      Benefit.                                                  X Contract Value minus any Payment Enhancements credited
Death Benefit   No extra charge.                                            within 12 months of death or after death; or
                You cannot choose this Death Benefit if either you or     X Total Premium Payments you have made to us minus an
                your Annuitant are 76 years old or older.                   adjustment for any partial Surrenders.
----------------------------------------------------------------------------------------------------------------------------------

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                                                 HARTFORD LIFE INSURANCE COMPANY
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
OPTIONAL DEATH
BENEFIT                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death   Optional Death Benefit that is available for an           If you elect this Death Benefit with the Asset
Benefit         additional annual charge equal to 0.30% of your Contract  Protection Death Benefit, your Death Benefit will be the
                Value invested in the Sub-Accounts and is deducted        greatest of:
                daily.                                                    X The Asset Protection Death Benefit described above;
                Only available upon purchase.                             X The total Premium Payments you have made to us
                May elect in addition to either the Asset Protection        adjusted for any partial Surrenders;
                Death Benefit or the Premium Protection Death Benefit.    X Your Maximum Anniversary Value minus any Payment
                The Death Benefit will be the same regardless of whether    Enhancements credited within 12 months of death or
                you elect the Asset Protection Death Benefit or the         after death; or
                Premium Protection Death Benefit.                         X The Earnings Protection Benefit.
                You cannot choose this Death Benefit by itself.           If you elect this Death Benefit with the Premium
                You cannot choose this Death Benefit if you or your       Protection Death Benefit, your Death Benefit will be the
                Annuitant are 76 years old or older.                      greatest of:
                                                                          X The Premium Protection Death Benefit described above;
                                                                          X Your Maximum Anniversary Value minus any Payment
                                                                            Enhancements credited within 12 months of death or
                                                                            after death; or
                                                                          X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000. You made no subsequent Premium Payments.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding    Based on the assumptions above, here is how we would do the
the greatest of these three values:                           actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      Contract Value equals $115,000.
  within 12 months of death or after death or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
  within 12 months of death or after death, PLUS 25% of the
  total Premium Payments excluding any subsequent Premium
  Payments we receive within 12 months of death or after
  death. Premium Payments are adjusted for any partial
  Surrenders; or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000 + [25% ($150,000)] = $152,500.
  within 12 months of death or after death, PLUS 25% of your
  Maximum Anniversary Value minus any subsequent Premium
  Payments received and Payment Enhancements credited within
  12 months of death or after death.
--------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH
BENEFIT MAXIMUM.
--------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed the          Based on the assumptions above, here is the calculation of
greatest of:                                                  the Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      - Contract Value is $115,000,
  within 12 months of death or after death;
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us, adjusted for    - Total Premium Payments you have made to us minus an
  any partial Surrenders; or                                    adjustment for any partial Surrenders [$100,000 -
                                                                $8,000 = $92,000], or
--------------------------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value minus any Payment            - Your Maximum Anniversary Value is $150,000.
  Enhancements credited within 12 months of death or after
  death.
--------------------------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
--------------------------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding  Based on the assumptions above, here is how we would do the
the greater of these two values:                              actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value minus any Payment Enhancements credited      $115,000
  within 12 months of death or after death; or
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus an         $100,000 - $8,000 = $92,000
  adjustment for any partial Surrenders.
--------------------------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
--------------------------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington, New York or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH        MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
                          BENEFIT                                                       BENEFIT
--------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset           The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:       Protection Death Benefit or the following two values:
--------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an     - Your Maximum Anniversary Value minus any Payment
  adjustment for any partial Surrenders;                        Enhancements credited within 12 months of death or after
                                                                death; or
--------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value minus any Payment            - The Earnings Protection Benefit, which is discussed below.
  Enhancements credited within 12 months of death or after
  death; or
--------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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-  If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value minus any Payment Enhancements credited within 12 months of death or after death. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value minus any Payment Enhancements credited within 12 months of death or after death, on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any subsequent Premium Payments and add adjustments for any partial Surrenders made during that time. We also deduct any Payment Enhancements credited within 12 months of death or after death.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- We also deduct any Payment Enhancements credited within 12 months of death or after death; and

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any Payment Enhancements and adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value minus any Payment Enhancements credited within 12 months of death or after death to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

- You made a single Premium Payment of $100,000, and you made no subsequent Premium Payments,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT      MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
--------------------------------------------------------------  --------------------------------------------------------------
Asset Protection Death Benefit  $150,000                        Premium Protection Death        $115,000
(see Example above)                                             Benefit (see Example above)
--------------------------------------------------------------  --------------------------------------------------------------
The total Premium Payments you  $100,000 - $8,000 = $92,000     Your Maximum Anniversary        $150,000
have made to us minus an                                        Value; or
adjustment for any partial
Surrenders;
--------------------------------------------------------------  --------------------------------------------------------------

Your Maximum Anniversary        $150,000                        The Earnings Protection         Contract Value minus Contract
Value; or                                                       Benefit                         Value on the date you
                                                                                                purchased your Contract
                                                                                                [$115,000 - $100,000 =
                                                                                                $15,000]
                                                                                                40% of Contract gain plus
                                                                                                Contract Value [$15,000 X 40%
                                                                                                = $6,000] + $115,000 =
                                                                                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------

The Earnings Protection         Contract Value minus Contract   Death Benefit Amount            Because the Maximum
Benefit                         Value on the date you                                           Anniversary Value was the
                                purchased your Contract                                         greatest of the three values
                                [$115,000 - $100,000 =                                          compared, the Death Benefit is
                                $15,000]                                                        $150,000
                                40% of Contract gain plus
                                Contract Value [$15,000 X
                                40% = $6,000] + $115,000 =
                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------
Death Benefit Amount            Because the Maximum
                                Anniversary Value was the
                                greatest of the four values
                                compared, the Death Benefit is
                                $150,000
--------------------------------------------------------------  --------------------------------------------------------------

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN WASHINGTON, NEW YORK OR MINNESOTA

The optional Death Benefit is different for Contracts issued in Washington, New York or Minnesota. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below:

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value minus any Payment Enhancements credited within 12 months of death or after death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

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Your Contract states that as part of the Death Benefit calculation we deduct any
Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.
If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    The Contract Owner becomes the
                                                                Annuitant                       Contingent Annuitant and the
                                                                                                Contract continues. The
                                                                                                Contract Owner may waive this
                                                                                                presumption and receive the
                                                                                                Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE INSURANCE COMPANY
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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives the
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives the payout at death,
                                                                if any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

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                                                 HARTFORD LIFE INSURANCE COMPANY
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WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender
Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

                                                                              37
HARTFORD LIFE INSURANCE COMPANY
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The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If

38
                                                 HARTFORD LIFE INSURANCE COMPANY
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you, the joint Contract Owner or the Annuitant should die before the Payout
Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly annuity payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

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                                                                              39
HARTFORD LIFE INSURANCE COMPANY
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The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-Registered Trademark- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two

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40
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the

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judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

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If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any

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    surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated

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    beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Services issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld

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or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

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political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions, if any, bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

Certain other exceptions also are available.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25%
  ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payment is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

56
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                              57
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

58
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.947(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.118
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        678
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.939(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.105
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        165
----------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.011(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.178
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,961
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.003(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.163
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        283
----------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.948(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.064
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,297
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.940(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.051
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        167
----------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.016(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.189
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        615
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.008(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.174
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         52
----------------------------------------------------------------

                                                                              59
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.002(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.161
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        226
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.993(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.147
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         81
----------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.088(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.071
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     14,720
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.079(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.058
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        585
----------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.964(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.159
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        184
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.956(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.144
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         84
----------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.104(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.261
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,313
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.095(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.246
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        558
----------------------------------------------------------------

60
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.873(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.984
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,548
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.866(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.972
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        331
----------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.286(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.783
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.283(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.769
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.244(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.231
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,791
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.362(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.323
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        119
----------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.785(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.913
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     10,119
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.778(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.901
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,301
----------------------------------------------------------------

                                                                              61
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 12.195(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.592
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,834
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 11.654(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.987
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         80
----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.643(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.504
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        627
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.666(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.071
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         30
----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.741(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.651
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        304
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.413(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.516
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         28
----------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.949(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.342
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,619
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.184(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.120
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        422
----------------------------------------------------------------

62
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.231(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.736
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,994
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.270(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.741
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        283
----------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.784(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.830
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        992
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.897(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.418
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         50
----------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.538(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.970
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        129
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.932(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.166
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          7
----------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.461(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.956
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        689
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.397(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.839
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        131
----------------------------------------------------------------

                                                                              63
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.142(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.331
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         37
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.087(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.229
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         12
----------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.473(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.079
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        129
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.467(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.026
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         47
----------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.121(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.011
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        651
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.245(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.309
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         60
----------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 12.425(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 13.219
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        489
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 11.834(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.542
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         44
----------------------------------------------------------------

64
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.079(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.073
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     13,080
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.016(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.006
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        388
----------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.691(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.543
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        354
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.022(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.640
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         14
----------------------------------------------------------------
MFS EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.922(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.650
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        456
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  3.911(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.376
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.808(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.221
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         49
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.909(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.143
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

                                                                              65
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.982(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.832
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        739
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.000(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.811
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         58
----------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.553(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.129
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        558
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.098(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.525
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         26
----------------------------------------------------------------
MFS INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.771(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.547
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        411
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.639(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.372
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         44
----------------------------------------------------------------
MFS MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  4.454(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.203
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        485
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.760(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.539
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         70
----------------------------------------------------------------

66
                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.569(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.406
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        238
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.275(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.452
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         33
----------------------------------------------------------------
MFS TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.818(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.636
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,442
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.155(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.881
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         77
----------------------------------------------------------------
MFS VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.604(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.218
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          6
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.598(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.165
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         12
----------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.543(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.407
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         89
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.537(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.353
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         17
----------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.774(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.254
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,173
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.250(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.614
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         71
----------------------------------------------------------------

                                                                              67
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.687(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.363
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         59
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.177(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.325
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          7
----------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.401(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.048
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        306
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.028(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.560
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         37
----------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.905(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.708
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        394
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.720(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.446
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         32
----------------------------------------------------------------

(a) Inception date June 2, 2003.

(b) Inception date November 3, 2003.

To obtain a Statement of Additional Information for Series II and Series IIR of Hartford Leaders Plus variable annuity, please complete the form below and mail to:

      Hartford Life Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
               SERIES II AND SERIES IIR OF HARTFORD LEADERS PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 3, 2004
Date of Statement of Additional Information: May 3, 2004

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        3
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the changes in our method of accounting for
(a) goodwill and indefinite-lived intangible assets in 2002, (b) derivative instruments and hedging activities in 2001, and (c) the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which are both included in this statement of additional information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte &
Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $107,572,884; 2002: $48,058,316; and 2001: $19,805,245.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.947(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.118
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        678
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.944(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.113
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         38
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.941(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.109
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,995
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.939(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.105
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        165
----------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.011(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.178
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,961
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.008(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.172
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        696
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.005(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.168
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     11,364
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.003(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.163
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        283
----------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.948(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.064
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,297
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.945(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.058
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         10
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.942(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.055
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,068
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.940(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.051
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        167
----------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.016(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.189
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        615
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.013(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.183
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        176
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.010(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.179
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,730
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.008(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.174
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         52
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.002(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.161
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        226
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.998(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.156
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         18
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.996(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.152
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,163
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.993(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.147
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         81
----------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.088(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.071
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     14,720
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.084(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.065
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        461
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.081(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.062
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     19,325
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.079(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.058
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        585
----------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.964(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.159
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        184
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.961(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.153
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.959(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.149
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        434
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.956(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.144
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         84
----------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.104(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.261
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,313
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.100(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.255
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        630
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.097(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.251
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     10,856
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.095(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.246
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        558
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.873(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.984
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,548
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.870(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.979
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        307
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.868(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.977
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,579
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.866(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.972
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        331
----------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.286(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.783
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.285(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.777
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.284(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.775
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          7
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.283(b)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.769
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.244(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.231
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,791
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.222(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.189
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        105
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.151(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.107
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,812
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.362(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.323
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        119
----------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  0.785(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.913
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     10,119
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  0.782(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.908
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       1414
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.780(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.905
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     24,376
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  0.778(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  0.901
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,301
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 12.195(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.592
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,834
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 12.166(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.539
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         78
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.072(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.439
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,068
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 11.654(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.987
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         80
----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.643(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.504
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        627
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.622(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.460
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         24
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.555(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.376
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        548
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.666(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.071
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         30
----------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.741(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.651
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        304
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.720(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.602
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         14
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.652(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.509
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        426
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.413(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.516
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         28
----------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.949(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.342
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,619
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.927(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.299
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        364
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.858(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.217
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      7,382
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.184(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.120
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        422
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.231(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.736
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      4,994
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.208(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.691
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        358
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.137(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.605
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      6,950
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.270(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.741
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        283
----------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.784(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.830
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        992
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  7.765(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.789
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         44
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.705(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.710
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,040
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.897(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.418
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         50
----------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.538(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.970
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        129
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.515(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.920
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          7
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.442(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.824
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        221
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.932(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.166
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          7
----------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.461(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.956
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        689
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.432(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.902
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         81
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.421(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.886
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,172
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.397(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.839
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        131
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.142(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.331
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         37
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.117(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.284
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         48
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.107(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.270
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        236
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.087(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.229
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         12
----------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.473(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.079
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        129
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.470(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.055
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         22
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.470(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.051
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        378
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.467(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.026
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         47
----------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.121(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.011
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        651
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.098(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.965
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        101
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.028(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.877
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,058
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.245(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.309
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         60
----------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 12.425(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 13.219
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        489
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 12.395(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 13.163
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         28
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 12.299(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 13.058
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        974
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 11.834(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.542
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         44
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  1.079(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.073
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                     13,080
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  1.076(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.068
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        145
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.068(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.060
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      9,622
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  1.016(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  1.006
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        388
----------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.691(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.543
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        354
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  6.675(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.511
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         27
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.623(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.451
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        205
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.022(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.640
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         14
----------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  5.922(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.650
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        456
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  5.908(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.623
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         10
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.862(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  6.570
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        173
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  3.911(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  4.376
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          2
----------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.808(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.221
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         49
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.787(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.178
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          5
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.719(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.097
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        126
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.909(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.143
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.982(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.832
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        739
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.958(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.787
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         27
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.881(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.700
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,043
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.000(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.811
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         58
----------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.553(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.129
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        558
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  6.537(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.099
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         25
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.487(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.042
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        581
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  5.098(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.525
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         26
----------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  6.771(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.547
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        411
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  6.754(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.515
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         63
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.702(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.455
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        719
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.639(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.372
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         44
----------------------------------------------------------------
MFS MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  4.454(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.203
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        485
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  4.438(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.175
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        147
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.415(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.147
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,080
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  4.760(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  5.539
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         70
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  9.569(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.406
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        238
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  9.546(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.358
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         21
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.472(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.267
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        423
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  6.275(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  7.452
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         33
----------------------------------------------------------------
MFS TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.818(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.636
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,442
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.791(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.587
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        121
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.708(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.495
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      2,125
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.155(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.881
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         77
----------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MFS VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.604(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.218
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          6
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.601(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.193
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.601(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.189
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         81
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.598(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.165
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         12
----------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.543(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.407
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         89
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.540(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.382
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         --
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.539(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.377
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        131
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.537(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.353
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         17
----------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $ 10.774(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.254
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,173
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $ 10.748(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.203
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        111
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.665(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.105
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                      1,969
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $ 10.250(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 11.614
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         71
----------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.687(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.363
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         59
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  7.668(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.320
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          1
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.609(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.237
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        106
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  9.177(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 12.325
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          7
----------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                     AS OF
                                                    DECEMBER 31,
SUB-ACCOUNT                                           2003
----------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  7.401(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.048
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        306
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  7.383(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  9.010
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         18
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.326(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.938
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        670
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  7.028(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $  8.560
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         37
----------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period  $  8.905(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.708
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        394
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning of period  $  8.883(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.664
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         44
----------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.815(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.578
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        835
----------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period  $  8.720(a)
----------------------------------------------------------------
    Accumulation Unit Value at end of period        $ 10.446
----------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                         32
----------------------------------------------------------------

(a) Inception date June 2, 2003.

(b) Inception date November 3, 2003.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Hartford Life Insurance Company Separate Account Seven (the "Account") comprising the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V. I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, AIM V.I. Small Cap Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Mid Cap HLS Fund, Hartford Mid Cap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy, Huntington VA Rotating Markets Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Nations Marsico International Opportunities Portfolio, Nations High Yield Bond Portfolio, Nations International Value Portfolio, Nations Marsico Focused Equities Portfolio, Nations Asset Allocation Portfolio, Nations Capital Growth Portfolio, Nations Marsico Growth Portfolio, Nations Marsico 21st Century Portfolio, Nations Midcap Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Jennison International Growth Portfolio, Salomon Brothers Variable All Cap Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Growth & Income Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Value Income Stock Fund, (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended
December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --            --              --
      Class IB...........      --            --              --
      Other class........    1,152,237     5,575,857       2,532,233
                           ===========   ===========     ===========
    Cost:
      Class IA...........      --            --              --
      Class IB...........      --            --              --
      Other class........  $10,653,580   $50,606,745     $15,008,048
                           ===========   ===========     ===========
    Market Value:
      Class IA...........      --            --              --
      Class IB...........      --            --              --
      Other class........  $12,202,193   $59,438,630     $16,636,770
  Due from Hartford Life
   Insurance Company.....       22,775       148,764           4,373
  Receivable from fund
   shares sold...........      --            --              --
  Other assets...........            4            23              10
                           -----------   -----------     -----------
  Total Assets...........   12,224,972    59,587,417      16,641,153
                           -----------   -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --              --
  Payable for fund shares
   purchased.............       22,775       148,764           4,373
  Other liabilities......      --            --                    1
                           -----------   -----------     -----------
  Total Liabilities......       22,775       148,764           4,374
                           -----------   -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $12,202,197   $59,438,653     $16,636,779
                           ===========   ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           AIM V.I. CAPITAL  AIM V.I. DENT     AIM V.I.                       AIM V. I.    AIM V.I. MID
                             APPRECIATION     DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH  INTERNATIONAL    CAP CORE
                                 FUND         TRENDS FUND   SECURITIES FUND   YIELD FUND     GROWTH FUND   EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  ---------------  -------------  -------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --              --              --              --            --
      Class IB...........       --               --              --              --              --            --
      Other class........        600,925       1,098,747        6,967,255        231,239         160,008     4,646,869
                             ===========      ==========      ===========     ==========      ==========   ===========
    Cost:
      Class IA...........       --               --              --              --              --            --
      Class IB...........       --               --              --              --              --            --
      Other class........    $11,326,547      $5,139,897      $85,909,371     $1,260,834      $2,200,510   $49,024,204
                             ===========      ==========      ===========     ==========      ==========   ===========
    Market Value:
      Class IA...........       --               --              --              --              --            --
      Class IB...........       --               --              --              --              --            --
      Other class........    $12,787,684      $5,724,470      $85,209,529     $1,380,498      $2,566,523   $56,041,241
  Due from Hartford Life
   Insurance Company.....       --                24,901           85,862        --               14,074         4,114
  Receivable from fund
   shares sold...........         64,626         --              --                   72         --            --
  Other assets...........              9               4         --                    1               4            26
                             -----------      ----------      -----------     ----------      ----------   -----------
  Total Assets...........     12,852,319       5,749,375       85,295,391      1,380,571       2,580,601    56,045,381
                             -----------      ----------      -----------     ----------      ----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         64,626         --              --                   72         --            --
  Payable for fund shares
   purchased.............       --                24,901           85,862        --               14,074         4,114
  Other liabilities......       --               --                    40        --              --            --
                             -----------      ----------      -----------     ----------      ----------   -----------
  Total Liabilities......         64,626          24,901           85,902             72          14,074         4,114
                             -----------      ----------      -----------     ----------      ----------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $12,787,693      $5,724,474      $85,209,489     $1,380,499      $2,566,527   $56,041,267
                             ===========      ==========      ===========     ==========      ==========   ===========


                           AIM V.I. PREMIER
                             EQUITY FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........      1,065,897
                             ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........    $19,811,992
                             ===========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........    $21,563,103
  Due from Hartford Life
   Insurance Company.....        110,086
  Receivable from fund
   shares sold...........       --
  Other assets...........              6
                             -----------
  Total Assets...........     21,673,195
                             -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............        110,086
  Other liabilities......              1
                             -----------
  Total Liabilities......        110,087
                             -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $21,563,108
                             ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                                AMERICAN
                                                AMERICAN       FUNDS BLUE
                                                 FUNDS         CHIP INCOME
                           AIM V.I. SMALL   ASSET ALLOCATION   AND GROWTH
                           CAP EQUITY FUND        FUND            FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                 --               --
      Class IB...........      --                 --               --
      Other class........       34,749          11,817,756      11,580,847
                              ========        ============    ============
    Cost:
      Class IA...........      --                 --               --
      Class IB...........      --                 --               --
      Other class........     $382,514        $158,118,617    $ 93,183,093
                              ========        ============    ============
    Market Value:
      Class IA...........      --                 --               --
      Class IB...........      --                 --               --
      Other class........     $395,448        $171,475,636    $108,396,724
  Due from Hartford Life
   Insurance Company.....      --                 --                83,277
  Receivable from fund
   shares sold...........           20             287,387         --
  Other assets...........      --                        7              25
                              --------        ------------    ------------
  Total Assets...........      395,468         171,763,030     108,480,026
                              --------        ------------    ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           20             287,387         --
  Payable for fund shares
   purchased.............      --                 --                83,277
  Other liabilities......      --                 --               --
                              --------        ------------    ------------
  Total Liabilities......           20             287,387          83,277
                              --------        ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $395,448        $171,475,643    $108,396,749
                              ========        ============    ============

(a)  From inception, October 16, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             AMERICAN       AMERICAN                    AMERICAN FUNDS  AMERICAN FUNDS
                            FUNDS BOND    FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS
                               FUND       GROWTH FUND    GROWTH FUND         FUND            FUND       NEW WORLD FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --            --             --              --              --              --
      Class IB...........       --            --             --              --              --              --
      Other class........    14,336,855     2,931,251       8,578,954      12,075,214      4,213,218       1,258,424
                           ============   ===========    ============    ============    ===========     ===========
    Cost:
      Class IA...........       --            --             --              --              --              --
      Class IB...........       --            --             --              --              --              --
      Other class........  $151,554,077   $43,946,688    $391,670,860    $365,503,106    $63,662,612     $12,665,933
                           ============   ===========    ============    ============    ===========     ===========
    Market Value:
      Class IA...........       --            --             --              --              --              --
      Class IB...........       --            --             --              --              --              --
      Other class........  $161,576,358   $44,701,571    $390,342,397    $404,278,156    $56,457,121     $15,025,582
  Due from Hartford Life
   Insurance Company.....       153,401        39,899         508,752         604,123         98,982          24,135
  Receivable from fund
   shares sold...........       --            --             --              --              --              --
  Other assets...........       --                  3               3               4        --              --
                           ------------   -----------    ------------    ------------    -----------     -----------
  Total Assets...........   161,729,759    44,741,473     390,851,152     404,882,283     56,556,103      15,049,717
                           ------------   -----------    ------------    ------------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            --             --              --              --              --
  Payable for fund shares
   purchased.............       153,401        39,899         508,752         604,123         98,982          24,135
  Other liabilities......             2       --                   24        --                    2         --
                           ------------   -----------    ------------    ------------    -----------     -----------
  Total Liabilities......       153,403        39,899         508,776         604,123         98,984          24,135
                           ------------   -----------    ------------    ------------    -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $161,576,356   $44,701,574    $390,342,376    $404,278,160    $56,457,119     $15,025,582
                           ============   ===========    ============    ============    ===========     ===========

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION
                                FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........     1,933,708
                            ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........   $25,168,309
                            ===========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........   $27,226,603
  Due from Hartford Life
   Insurance Company.....        42,048
  Receivable from fund
   shares sold...........       --
  Other assets...........             2
                            -----------
  Total Assets...........    27,268,653
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............        42,048
  Other liabilities......       --
                            -----------
  Total Liabilities......        42,048
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $27,226,605
                            ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           FRANKLIN RISING    FRANKLIN     FRANKLIN LARGE
                              DIVIDENDS        INCOME        CAP GROWTH
                             SECURITIES      SECURITIES      SECURITIES
                                FUND            FUND            FUND
                           SUB-ACCOUNT (B)   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --             --
      Class IB...........       --               --             --
      Other class........      1,420,885       9,862,804        708,905
                             ===========    ============     ==========
    Cost:
      Class IA...........       --               --             --
      Class IB...........       --               --             --
      Other class........    $21,395,363    $125,823,191     $8,887,140
                             ===========    ============     ==========
    Market Value:
      Class IA...........       --               --             --
      Class IB...........       --               --             --
      Other class........    $22,862,034    $140,347,695     $9,832,515
  Due from Hartford Life
   Insurance Company.....       --               485,615         50,266
  Receivable from fund
   shares sold...........         60,620         --             --
  Other assets...........       --               --             --
                             -----------    ------------     ----------
  Total Assets...........     22,922,654     140,833,310      9,882,781
                             -----------    ------------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         60,620         --             --
  Payable for fund shares
   purchased.............       --               485,615         50,266
  Other liabilities......              1              12        --
                             -----------    ------------     ----------
  Total Liabilities......         60,621         485,627         50,266
                             -----------    ------------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $22,862,033    $140,347,683     $9,832,515
                             ===========    ============     ==========

(b)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                             FRANKLIN                    TEMPLETON
                                                            STRATEGIC       MUTUAL      DEVELOPING    TEMPLETON    TEMPLETON
                                                              INCOME        SHARES        MARKETS      FOREIGN    GLOBAL ASSET
                           FRANKLIN REAL  FRANKLIN SMALL    SECURITIES    SECURITIES    SECURITIES   SECURITIES    ALLOCATION
                            ESTATE FUND      CAP FUND          FUND          FUND          FUND         FUND          FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (C)  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  ---------------  ------------  -------------  -----------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --              --             --            --           --           --
      Class IB...........      --              --              --             --            --           --           --
      Other class........      289,073        3,633,231      4,867,518     10,437,805      936,587     2,574,257      179,980
                            ==========      ===========    ===========   ============   ==========   ===========   ==========
    Cost:
      Class IA...........      --              --              --             --            --           --           --
      Class IB...........      --              --              --             --            --           --           --
      Other class........   $5,138,088      $60,703,137    $53,833,434   $138,639,756   $5,424,778   $30,108,111   $3,395,071
                            ==========      ===========    ===========   ============   ==========   ===========   ==========
    Market Value:
      Class IA...........      --              --              --             --            --           --           --
      Class IB...........      --              --              --             --            --           --           --
      Other class........   $6,836,566      $63,327,212    $59,189,012   $155,418,916   $6,687,227   $31,508,902   $3,354,832
  Due from Hartford Life
   Insurance Company.....        1,734        1,971,622         54,277        168,740       --           117,057            9
  Receivable from fund
   shares sold...........      --             1,957,013        --             --           164,553       --           --
  Other assets...........      --                    11        --                  22            1       --           --
                            ----------      -----------    -----------   ------------   ----------   -----------   ----------
  Total Assets...........    6,838,300       67,255,858     59,243,289    155,587,678    6,851,781    31,625,959    3,354,841
                            ----------      -----------    -----------   ------------   ----------   -----------   ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             1,957,013        --             --           164,553       --           --
  Payable for fund shares
   purchased.............        1,734        1,971,622         54,277        168,740       --           117,057            9
  Other liabilities......      --                    12              2        --            --           --           --
                            ----------      -----------    -----------   ------------   ----------   -----------   ----------
  Total Liabilities......        1,734        3,928,647         54,279        168,740      164,553       117,057            9
                            ----------      -----------    -----------   ------------   ----------   -----------   ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $6,836,566      $63,327,211    $59,189,010   $155,418,938   $6,687,228   $31,508,902   $3,354,832
                            ==========      ===========    ===========   ============   ==========   ===========   ==========

(c) Effective April 30, 2003, Franklin Technology Securities Fund Sub-Account merged with Franklin Small Cap Fund Sub-Account.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                            TEMPLETON       MUTUAL
                             GROWTH        DISCOVERY       HARTFORD
                           SECURITIES     SECURITIES     ADVISERS HLS
                              FUND           FUND            FUND
                           SUB-ACCOUNT  SUB-ACCOUNT (B)  SUB-ACCOUNT
                           -----------  ---------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --            --              --
      Class IB...........      --            --            1,593,047
      Other class........    4,832,623       492,889         --
                           ===========    ==========     ===========
    Cost:
      Class IA...........      --            --              --
      Class IB...........      --            --          $36,628,226
      Other class........  $48,907,322    $6,391,790         --
                           ===========    ==========     ===========
    Market Value:
      Class IA...........      --            --              --
      Class IB...........      --            --          $36,333,479
      Other class........  $54,077,051    $6,851,163         --
  Due from Hartford Life
   Insurance Company.....      158,539        74,144         --
  Receivable from fund
   shares sold...........      --            --               32,453
  Other assets...........      --            --              --
                           -----------    ----------     -----------
  Total Assets...........   54,235,590     6,925,307      36,365,932
                           -----------    ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --               32,453
  Payable for fund shares
   purchased.............      158,539        74,144         --
  Other liabilities......      --            --                   15
                           -----------    ----------     -----------
  Total Liabilities......      158,539        74,144          32,468
                           -----------    ----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $54,077,051    $6,851,163     $36,333,464
                           ===========    ==========     ===========

(b)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                            HARTFORD      HARTFORD
                                            CAPITAL     DIVIDEND AND                  HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD BOND  APPRECIATION   GROWTH HLS   HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS
                             HLS FUND       HLS FUND        FUND         HLS FUND          FUND           HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  ------------  --------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --            --            --            --              --               --
      Class IB...........     4,980,763     1,052,474     1,765,832          146           32,040             222
      Other class........       --            --            --            --              --               --
                            ===========   ===========   ===========       ======         ========          ======
    Cost:
      Class IA...........       --            --            --            --              --               --
      Class IB...........   $58,552,112   $43,250,892   $29,664,356       $1,225         $433,178          $1,113
      Other class........       --            --            --            --              --               --
                            ===========   ===========   ===========       ======         ========          ======
    Market Value:
      Class IA...........       --            --            --            --              --               --
      Class IB...........   $60,979,063   $47,111,010   $33,060,708       $1,435         $354,264          $1,584
      Other class........       --            --            --            --              --               --
  Due from Hartford Life
   Insurance Company.....        37,972        32,991       --            --              --               --
  Receivable from fund
   shares sold...........       --            --             14,863       --                   14          --
  Other assets...........       --                 43            14       --              --               --
                            -----------   -----------   -----------       ------         --------          ------
  Total Assets...........    61,017,035    47,144,044    33,075,585        1,435          354,278           1,584
                            -----------   -----------   -----------       ------         --------          ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            --             14,863       --                   14          --
  Payable for fund shares
   purchased.............        37,972        32,991       --            --              --               --
  Other liabilities......            26       --            --            --                    1          --
                            -----------   -----------   -----------       ------         --------          ------
  Total Liabilities......        37,998        32,991        14,863       --                   15          --
                            -----------   -----------   -----------       ------         --------          ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $60,979,037   $47,111,053   $33,060,722       $1,435         $354,263          $1,584
                            ===========   ===========   ===========       ======         ========          ======

                           HARTFORD GLOBAL
                              FINANCIAL
                            SERVICES HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --
      Class IB...........        6,093
      Other class........      --
                               =======
    Cost:
      Class IA...........      --
      Class IB...........      $56,334
      Other class........      --
                               =======
    Market Value:
      Class IA...........      --
      Class IB...........      $58,689
      Other class........      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            2
  Other assets...........            1
                               -------
  Total Assets...........       58,692
                               -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            2
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                               -------
  Total Liabilities......            2
                               -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $58,690
                               =======

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                                            HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS      TECHNOLOGY
                           HEALTH HLS FUND       FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --                --              --
      Class IB...........       52,412           130,995         108,251
      Other class........      --                --              --
                              ========        ==========        ========
    Cost:
      Class IA...........      --                --              --
      Class IB...........     $697,953        $2,572,371        $966,262
      Other class........      --                --              --
                              ========        ==========        ========
    Market Value:
      Class IA...........      --                --              --
      Class IB...........     $808,726        $2,025,870        $524,158
      Other class........      --                --              --
  Due from Hartford Life
   Insurance Company.....      --                --              --
  Receivable from fund
   shares sold...........           32                78              20
  Other assets...........      --                      3         --
                              --------        ----------        --------
  Total Assets...........      808,758         2,025,951         524,178
                              --------        ----------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           32                78              20
  Payable for fund shares
   purchased.............      --                --              --
  Other liabilities......            1                 1               2
                              --------        ----------        --------
  Total Liabilities......           33                79              22
                              --------        ----------        --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $808,725        $2,025,872        $524,156
                              ========        ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                                                     HARTFORD
                                                                                                                   INTERNATIONAL
                                                    HARTFORD      HARTFORD GROWTH                                     CAPITAL
                           HARTFORD DISCIPLINED    GROWTH HLS      OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX  APPRECIATION
                             EQUITY HLS FUND          FUND           HLS FUND      YIELD HLS FUND     HLS FUND       HLS FUND
                             SUB-ACCOUNT (D)     SUB-ACCOUNT (B)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------------  ---------------  ---------------  --------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                  --               --               --               --            --
      Class IB...........           80,393               902              597           42,457           47,387          386
      Other class........        --                  --               --               --               --            --
                                ==========           =======          =======         ========       ==========       ======
    Cost:
      Class IA...........        --                  --               --               --               --            --
      Class IB...........       $1,094,237           $ 9,174          $10,153         $381,956       $1,896,376       $3,354
      Other class........        --                  --               --               --               --            --
                                ==========           =======          =======         ========       ==========       ======
    Market Value:
      Class IA...........        --                  --               --               --               --            --
      Class IB...........       $  895,417           $10,029          $14,016         $423,777       $1,397,288       $3,918
      Other class........        --                  --               --               --               --            --
  Due from Hartford Life
   Insurance Company.....        --                  --               --               --               --            --
  Receivable from fund
   shares sold...........               35           --                     1               16               54       --
  Other assets...........        --                  --               --               --               --            --
                                ----------           -------          -------         --------       ----------       ------
  Total Assets...........          895,452            10,029           14,017          423,793        1,397,342        3,918
                                ----------           -------          -------         --------       ----------       ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....               35           --                     1               16               54       --
  Payable for fund shares
   purchased.............        --                  --               --               --               --            --
  Other liabilities......                2           --               --                     1                1       --
                                ----------           -------          -------         --------       ----------       ------
  Total Liabilities......               37           --                     1               17               55       --
                                ----------           -------          -------         --------       ----------       ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $  895,415           $10,029          $14,016         $423,776       $1,397,287       $3,918
                                ==========           =======          =======         ========       ==========       ======

                              HARTFORD
                            INTERNATIONAL
                                SMALL
                             COMPANY HLS
                                FUND
                           SUB-ACCOUNT (B)
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --
      Class IB...........        1,468
      Other class........      --
                               =======
    Cost:
      Class IA...........      --
      Class IB...........      $13,648
      Other class........      --
                               =======
    Market Value:
      Class IA...........      --
      Class IB...........      $18,446
      Other class........      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            1
  Other assets...........      --
                               -------
  Total Assets...........       18,447
                               -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            1
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                               -------
  Total Liabilities......            1
                               -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $18,446
                               =======

(b)  From inception, April 30, 2003 to December 31, 2003.
(d) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                             HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD
                           OPPORTUNITIES    MIDCAP     MIDCAP VALUE
                             HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --           --
      Class IB...........      479,901       204,215        34,550
      Other class........      --             --           --
                            ==========    ==========    ==========
    Cost:
      Class IA...........      --             --           --
      Class IB...........   $4,903,165    $4,898,840    $  325,809
      Other class........      --             --           --
                            ==========    ==========    ==========
    Market Value:
      Class IA...........      --             --           --
      Class IB...........   $4,844,091    $5,002,424    $  425,539
      Other class........      --             --           --
  Due from Hartford Life
   Insurance Company.....       19,421        --           --
  Receivable from fund
   shares sold...........      --                316            17
  Other assets...........      --             --           --
                            ----------    ----------    ----------
  Total Assets...........    4,863,512     5,002,740       425,556
                            ----------    ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                316            17
  Payable for fund shares
   purchased.............       19,421        --           --
  Other liabilities......            1             6       --
                            ----------    ----------    ----------
  Total Liabilities......       19,422           322            17
                            ----------    ----------    ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $4,844,090    $5,002,418    $  425,539
                            ==========    ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                            HARTFORD                                                      HARTFORD U.S.
                             HARTFORD       MORTGAGE     HARTFORD SMALL     HARTFORD                        GOVERNMENT
                           MONEY MARKET  SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK  SECURITIES HLS
                             HLS FUND         FUND            FUND          HLS FUND         HLS FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------  ---------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........   61,287,702       --               --             --                --             --
      Class IB...........   16,533,943        48,694          484,987          2,360           436,460         69,256
      Other class........      --            --               --             --                --             --
                           ===========      ========       ==========        =======       ===========       ========
    Cost:
      Class IA...........  $61,287,702       --               --             --                --             --
      Class IB...........   16,533,943      $559,769       $6,909,586        $36,316       $21,226,624       $744,282
      Other class........      --            --               --             --                --             --
                           ===========      ========       ==========        =======       ===========       ========
    Market Value:
      Class IA...........  $61,287,702       --               --             --                --             --
      Class IB...........   16,533,943      $572,114       $6,959,904        $41,423       $19,330,705       $788,767
      Other class........      --            --               --             --                --             --
  Due from Hartford Life
   Insurance Company.....      752,654       --                   126        --                --             --
  Receivable from fund
   shares sold...........      --                 22          --                   2            18,626             31
  Other assets...........      --            --               --             --                      1              1
                           -----------      --------       ----------        -------       -----------       --------
  Total Assets...........   78,574,299       572,136        6,960,030         41,425        19,349,332        788,799
                           -----------      --------       ----------        -------       -----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                 22          --                   2            18,626             31
  Payable for fund shares
   purchased.............      752,654       --                   126        --                --             --
  Other liabilities......           39             1          --             --                      5        --
                           -----------      --------       ----------        -------       -----------       --------
  Total Liabilities......      752,693            23              126              2            18,631             31
                           -----------      --------       ----------        -------       -----------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $77,821,606      $572,113       $6,959,904        $41,423       $19,330,701       $788,768
                           ===========      ========       ==========        =======       ===========       ========


                           HARTFORD VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --
      Class IB...........       5,078
      Other class........      --
                              =======
    Cost:
      Class IA...........      --
      Class IB...........     $46,426
      Other class........      --
                              =======
    Market Value:
      Class IA...........      --
      Class IB...........     $49,204
      Other class........      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........           2
  Other assets...........      --
                              -------
  Total Assets...........      49,206
                              -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           2
  Payable for fund shares
   purchased.............      --
  Other liabilities......           1
                              -------
  Total Liabilities......           3
                              -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $49,203
                              =======

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                           HARTFORD VALUE  HUNTINGTON VA  HUNTINGTON VA
                           OPPORTUNITIES   INCOME EQUITY    DIVIDEND
                              HLS FUND         FUND       CAPTURE FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --             --
      Class IB...........         674          --             --
      Other class........      --              40,451         42,596
                              =======        ========       ========
    Cost:
      Class IA...........      --              --             --
      Class IB...........     $ 7,162          --             --
      Other class........      --            $388,217       $461,324
                              =======        ========       ========
    Market Value:
      Class IA...........      --              --             --
      Class IB...........     $10,292          --             --
      Other class........      --            $417,045       $491,556
  Due from Hartford Life
   Insurance Company.....      --              --             --
  Receivable from fund
   shares sold...........      --                  24             28
  Other assets...........      --              --             --
                              -------        --------       --------
  Total Assets...........      10,292         417,069        491,584
                              -------        --------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                  24             28
  Payable for fund shares
   purchased.............      --              --             --
  Other liabilities......      --              --             --
                              -------        --------       --------
  Total Liabilities......      --                  24             28
                              -------        --------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $10,292        $417,045       $491,556
                              =======        ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________


                                          HUNTINGTON VA  HUNTINGTON VA  HUNTINGTON VA   MFS CAPITAL
                           HUNTINGTON VA    MID CORP      NEW ECONOMY     ROTATING     OPPORTUNITIES  MFS EMERGING    MFS GLOBAL
                            GROWTH FUND   AMERICA FUND       FUND       MARKETS FUND      SERIES      GROWTH SERIES  EQUITY SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --             --             --              --             --            --
      Class IB...........      --             --             --             --              --             --            --
      Other class........      34,534         25,612         14,944         24,195        1,293,123        959,735       351,977
                             ========       ========       ========       ========      ===========    ===========    ==========
    Cost:
      Class IA...........      --             --             --             --              --             --            --
      Class IB...........      --             --             --             --              --             --            --
      Other class........    $267,092       $279,991       $164,158       $232,624      $22,559,226    $25,968,541    $3,418,561
                             ========       ========       ========       ========      ===========    ===========    ==========
    Market Value:
      Class IA...........      --             --             --             --              --             --            --
      Class IB...........      --             --             --             --              --             --            --
      Other class........    $292,498       $321,429       $185,008       $266,865      $15,659,719    $14,885,483    $3,822,469
  Due from Hartford Life
   Insurance Company.....      --             --             --             --               17,062        --            --
  Receivable from fund
   shares sold...........          16             18             11             15          --               1,356        13,522
  Other assets...........           1              1         --             --              --                   1       --
                             --------       --------       --------       --------      -----------    -----------    ----------
  Total Assets...........     292,515        321,448        185,019        266,880       15,676,781     14,886,840     3,835,991
                             --------       --------       --------       --------      -----------    -----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          16             18             11             15          --               1,356        13,522
  Payable for fund shares
   purchased.............      --             --             --             --               17,062        --            --
  Other liabilities......      --             --                  1         --                    1        --            --
                             --------       --------       --------       --------      -----------    -----------    ----------
  Total Liabilities......          16             18             12             15           17,063          1,356        13,522
                             --------       --------       --------       --------      -----------    -----------    ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $292,499       $321,430       $185,007       $266,865      $15,659,718    $14,885,484    $3,822,469
                             ========       ========       ========       ========      ===========    ===========    ==========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                             MFS
                             MFS HIGH     INVESTORS    MFS INVESTORS
                              INCOME     GROWTH STOCK      TRUST
                              SERIES        SERIES        SERIES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --            --             --
      Class IB...........      --            --             --
      Other class........    5,307,221     3,203,689      1,831,073
                           ===========   ===========    ===========
    Cost:
      Class IA...........      --            --             --
      Class IB...........      --            --             --
      Other class........  $49,619,703   $33,270,099    $30,903,030
                           ===========   ===========    ===========
    Market Value:
      Class IA...........      --            --             --
      Class IB...........      --            --             --
      Other class........  $52,912,988   $27,904,132    $29,919,725
  Due from Hartford Life
   Insurance Company.....      132,516        24,778         68,280
  Receivable from fund
   shares sold...........      --            --             --
  Other assets...........            1       --                   1
                           -----------   -----------    -----------
  Total Assets...........   53,045,505    27,928,910     29,988,006
                           -----------   -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --             --
  Payable for fund shares
   purchased.............      132,516        24,778         68,280
  Other liabilities......      --                  1              3
                           -----------   -----------    -----------
  Total Liabilities......      132,516        24,779         68,283
                           -----------   -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $52,912,989   $27,904,131    $29,919,723
                           ===========   ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                                            MERRILL LYNCH
                                            MFS NEW                                      MERRILL LYNCH        LARGE CAP
                            MFS MID CAP    DISCOVERY     MFS TOTAL       MFS VALUE     GLOBAL GROWTH V.I.      GROWTH
                           GROWTH SERIES    SERIES     RETURN SERIES      SERIES              FUND            V.I. FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT (B)     SUB-ACCOUNT      SUB-ACCOUNT (E)
                           -------------  -----------  -------------  ---------------  ------------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --            --            --             --               --                  --
      Class IB...........       --            --            --             --               --                  --
      Other class........     4,707,738     1,650,540     7,850,963        363,436            26,427            120,348
                            ===========   ===========  ============     ==========          ========         ==========
    Cost:
      Class IA...........       --            --            --             --               --                  --
      Class IB...........       --            --            --             --               --                  --
      Other class........   $28,472,333   $22,144,488  $141,083,513     $3,523,812          $180,815         $  883,057
                            ===========   ===========  ============     ==========          ========         ==========
    Market Value:
      Class IA...........       --            --            --             --               --                  --
      Class IB...........       --            --            --             --               --                  --
      Other class........   $29,093,821   $23,041,537  $153,721,856     $3,910,576          $224,898         $1,114,422
  Due from Hartford Life
   Insurance Company.....       174,347        56,492       338,631          2,038          --                  --
  Receivable from fund
   shares sold...........       --            --            --             --                     12                 59
  Other assets...........             2       --            --             --               --                  --
                            -----------   -----------  ------------     ----------          --------         ----------
  Total Assets...........    29,268,170    23,098,029   154,060,487      3,912,614           224,910          1,114,481
                            -----------   -----------  ------------     ----------          --------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --            --            --             --                     12                 59
  Payable for fund shares
   purchased.............       174,347        56,492       338,631          2,038          --                  --
  Other liabilities......       --                  2             1              1          --                  --
                            -----------   -----------  ------------     ----------          --------         ----------
  Total Liabilities......       174,347        56,494       338,632          2,039                12                 59
                            -----------   -----------  ------------     ----------          --------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $29,093,823   $23,041,535  $153,721,855     $3,910,575          $224,898         $1,114,422
                            ===========   ===========  ============     ==========          ========         ==========

                           NATIONS MARSICO
                            INTERNATIONAL
                            OPPORTUNITIES
                              PORTFOLIO
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........      1,116,425
                             ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........    $11,884,197
                             ===========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........    $15,138,716
  Due from Hartford Life
   Insurance Company.....         15,409
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             -----------
  Total Assets...........     15,154,125
                             -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............         15,409
  Other liabilities......              7
                             -----------
  Total Liabilities......         15,416
                             -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $15,138,709
                             ===========

(b)  From inception, April 30, 2003 to December 31, 2003.
(e) Effective November 21, 2003, Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                              NATIONS
                           NATIONS HIGH      NATIONS          MARISCO
                            YIELD BOND    INTERNATIONAL   FOCUSED EQUITIES
                            PORTFOLIO    VALUE PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --               --
      Class IB...........      --             --               --
      Other class........    2,127,004        404,839         1,500,766
                           ===========     ==========       ===========
    Cost:
      Class IA...........      --             --               --
      Class IB...........      --             --               --
      Other class........  $20,182,175     $3,440,811       $19,289,731
                           ===========     ==========       ===========
    Market Value:
      Class IA...........      --             --               --
      Class IB...........      --             --               --
      Other class........  $22,142,112     $4,149,604       $22,751,611
  Due from Hartford Life
   Insurance Company.....      --             --                 26,064
  Receivable from fund
   shares sold...........       13,361            289          --
  Other assets...........      --             --                     35
                           -----------     ----------       -----------
  Total Assets...........   22,155,473      4,149,893        22,777,710
                           -----------     ----------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       13,361            289          --
  Payable for fund shares
   purchased.............      --             --                 26,064
  Other liabilities......           11              1                 1
                           -----------     ----------       -----------
  Total Liabilities......       13,372            290            26,065
                           -----------     ----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $22,142,101     $4,149,603       $22,751,645
                           ===========     ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                               NATIONS
                               NATIONS          NATIONS         NATIONS      MARSICO 21ST  NATIONS MIDCAP  NATIONS SMALL
                           ASSET ALLOCATION  CAPITAL GROWTH  MARISCO GROWTH    CENTURY         GROWTH         COMPANY
                              PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------  ------------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                --              --             --             --              --
      Class IB...........       --                --              --             --             --              --
      Other class........        909,062          680,615         806,384        305,062      2,582,939       1,472,958
                              ==========       ==========     ===========     ==========    ===========     ===========
    Cost:
      Class IA...........       --                --              --             --             --              --
      Class IB...........       --                --              --             --             --              --
      Other class........     $7,910,343       $5,240,733     $10,410,923     $2,020,696    $16,001,820     $11,674,352
                              ==========       ==========     ===========     ==========    ===========     ===========
    Market Value:
      Class IA...........       --                --              --             --             --              --
      Class IB...........       --                --              --             --             --              --
      Other class........     $8,617,904       $5,968,996     $11,878,029     $2,593,027    $18,338,864     $14,214,043
  Due from Hartford Life
   Insurance Company.....       --                  7,761         --             --              42,221          26,905
  Receivable from fund
   shares sold...........            471          --               19,308            888        --              --
  Other assets...........       --                --              --                   1        --                    1
                              ----------       ----------     -----------     ----------    -----------     -----------
  Total Assets...........      8,618,375        5,976,757      11,897,337      2,593,916     18,381,085      14,240,949
                              ----------       ----------     -----------     ----------    -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            471          --               19,308            888        --              --
  Payable for fund shares
   purchased.............       --                  7,761         --             --              42,221          26,905
  Other liabilities......             10                8               2              2              6               1
                              ----------       ----------     -----------     ----------    -----------     -----------
  Total Liabilities......            481            7,769          19,310            890         42,227          26,906
                              ----------       ----------     -----------     ----------    -----------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $8,617,894       $5,968,988     $11,878,027     $2,593,026    $18,338,858     $14,214,043
                              ==========       ==========     ===========     ==========    ===========     ===========


                           NATIONS VALUE
                             PORTFOLIO
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........     2,091,189
                            ===========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........   $18,541,998
                            ===========
    Market Value:
      Class IA...........       --
      Class IB...........       --
      Other class........   $21,978,396
  Due from Hartford Life
   Insurance Company.....        23,009
  Receivable from fund
   shares sold...........       --
  Other assets...........            37
                            -----------
  Total Assets...........    22,001,442
                            -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............        23,009
  Other liabilities......       --
                            -----------
  Total Liabilities......        23,009
                            -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $21,978,433
                            ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                                          PRUDENTIAL JENNISON
                                                                             INTERNATIONAL
                           JENNISON 20/20    JENNISON      PRUDENTIAL           GROWTH
                           FOCUS PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -----------  ---------------  -------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --               --           --                --
      Class IB...........      --               --           --                --
      Other class........       25,478          48,006        12,561               857
                              ========      ==========      ========            ======
    Cost:
      Class IA...........      --               --           --                --
      Class IB...........      --               --           --                --
      Other class........     $269,773      $1,068,207      $218,794            $4,796
                              ========      ==========      ========            ======
    Market Value:
      Class IA...........      --               --           --                --
      Class IB...........      --               --           --                --
      Other class........     $270,071      $  790,176      $218,190            $4,998
  Due from Hartford Life
   Insurance Company.....      --               --           --                --
  Receivable from fund
   shares sold...........           12              43            10           --
  Other assets...........      --               --           --                --
                              --------      ----------      --------            ------
  Total Assets...........      270,083         790,219       218,200             4,998
                              --------      ----------      --------            ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           12              43            10           --
  Payable for fund shares
   purchased.............      --               --           --                --
  Other liabilities......      --               --           --                --
                              --------      ----------      --------            ------
  Total Liabilities......           12              43            10           --
                              --------      ----------      --------            ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $270,071      $  790,176      $218,190            $4,998
                              ========      ==========      ========            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                SALOMON
                               SALOMON         BROTHERS        SALOMON         SALOMON      STI CLASSIC VT
                               BROTHERS      VARIABLE HIGH     BROTHERS        BROTHERS        CAPITAL      STI CLASSIC VT
                           VARIABLE ALL CAP   YIELD BOND       VARIABLE     VARIABLE TOTAL   APPRECIATION      GROWTH &
                                 FUND            FUND       INVESTORS FUND   RETURN FUND         FUND        INCOME FUND
                           SUB-ACCOUNT (F)    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  -------------  --------------  --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --               --             --              --               --              --
      Class IB...........       --               --             --              --               --              --
      Other class........        184,980         27,057          62,247          37,558          173,153         201,431
                              ==========       ========        ========        ========       ==========      ==========
    Cost:
      Class IA...........       --               --             --              --               --              --
      Class IB...........       --               --             --              --               --              --
      Other class........     $2,830,718       $240,772        $816,716        $391,397       $2,440,962      $1,769,994
                              ==========       ========        ========        ========       ==========      ==========
    Market Value:
      Class IA...........       --               --             --              --               --              --
      Class IB...........       --               --             --              --               --              --
      Other class........     $2,889,388       $256,232        $789,914        $403,747       $2,668,284      $2,034,452
  Due from Hartford Life
   Insurance Company.....          5,348         --             --              --                19,665         --
  Receivable from fund
   shares sold...........       --                   10              30               2          --                  120
  Other assets...........       --               --             --              --               --              --
                              ----------       --------        --------        --------       ----------      ----------
  Total Assets...........      2,894,736        256,242         789,944         403,749        2,687,949       2,034,572
                              ----------       --------        --------        --------       ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                   10              30               2          --                  120
  Payable for fund shares
   purchased.............          5,348         --             --              --                19,664         --
  Other liabilities......              3         --                   1         --               --              --
                              ----------       --------        --------        --------       ----------      ----------
  Total Liabilities......          5,351             10              31               2           19,664             120
                              ----------       --------        --------        --------       ----------      ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $2,889,385       $256,232        $789,913        $403,747       $2,668,285      $2,034,452
                              ==========       ========        ========        ========       ==========      ==========


                           STI CLASSIC VT  STI CLASSIC VT
                           MID-CAP EQUITY   VALUE INCOME
                                FUND         STOCK FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --              --
      Class IB...........      --              --
      Other class........       94,501          45,964
                              ========        ========
    Cost:
      Class IA...........      --              --
      Class IB...........      --              --
      Other class........     $844,154        $505,453
                              ========        ========
    Market Value:
      Class IA...........      --              --
      Class IB...........      --              --
      Other class........     $966,744        $579,143
  Due from Hartford Life
   Insurance Company.....      --                1,610
  Receivable from fund
   shares sold...........           57         --
  Other assets...........      --              --
                              --------        --------
  Total Assets...........      966,801         580,753
                              --------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           57         --
  Payable for fund shares
   purchased.............      --                1,610
  Other liabilities......            1         --
                              --------        --------
  Total Liabilities......           58           1,610
                              --------        --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $966,743        $579,143
                              ========        ========

(f) Formerly Salomon Brothers Variable Capital Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.85%         2,272   $ 1.113254  $        2,529
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.00%     2,994,755     1.109439       3,322,500
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.40%       431,150     1.124724         484,926
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.55%        38,903     1.120899          43,606
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.60%        23,834     1.119616          26,685
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.75%     1,944,742     1.115769       2,169,883
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.65%       678,006     1.118318         758,226
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.80%        75,732     1.114516          84,404
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.70%     1,774,670     1.117054       1,982,402
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.90%       269,921     1.111984         300,147
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.05%     1,797,818     1.108179       1,992,304
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.20%        32,804     1.106312          36,291
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.35%       135,002     1.103946         149,034
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.95%        37,871     1.112635          42,137
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.10%       111,839     1.110259         124,170
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.15%       283,458     1.107082         313,811
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.25%         5,071     1.105037           5,604
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.35%       161,230     1.126905         181,690
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.30%       164,619     1.104662         181,848
AIM V.I. Basic Value Fund --
 Class I......................     0.95%         5,529     1.196762           6,617
AIM V.I. Basic Value Fund --
 Class I......................     1.70%     7,258,712     1.176484       8,539,759
AIM V.I. Basic Value Fund --
 Class I......................     1.40%     4,441,119     1.184548       5,260,719
AIM V.I. Basic Value Fund --
 Class I......................     1.55%       624,375     1.180509         737,080
AIM V.I. Basic Value Fund --
 Class I......................     1.60%       284,344     1.179172         335,291
AIM V.I. Basic Value Fund --
 Class I......................     1.75%     8,855,047     1.175156      10,406,061
AIM V.I. Basic Value Fund --
 Class I......................     1.65%     4,961,045     1.177836       5,843,298
AIM V.I. Basic Value Fund --
 Class I......................     1.80%       572,577     1.173811         672,097
AIM V.I. Basic Value Fund --
 Class I......................     1.85%       463,889     1.172465         543,893
AIM V.I. Basic Value Fund --
 Class I......................     2.00%    11,364,019     1.168467      13,278,482
AIM V.I. Basic Value Fund --
 Class I......................     1.90%       610,023     1.171144         714,425
AIM V.I. Basic Value Fund --
 Class I......................     2.05%     7,349,292     1.167127       8,577,558
AIM V.I. Basic Value Fund --
 Class I......................     1.95%       696,071     1.171828         815,675
AIM V.I. Basic Value Fund --
 Class I......................     2.10%       398,487     1.169339         465,967
AIM V.I. Basic Value Fund --
 Class I......................     2.15%       474,902     1.165977         553,724
AIM V.I. Basic Value Fund --
 Class I......................     2.20%       267,542     1.165155         311,728
AIM V.I. Basic Value Fund --
 Class I......................     2.35%       422,064     1.162679         490,725
AIM V.I. Basic Value Fund --
 Class I......................     2.25%         9,715     1.163828          11,306
AIM V.I. Basic Value Fund --
 Class I......................     1.35%     1,301,345     1.186857       1,544,510
AIM V.I. Basic Value Fund --
 Class I......................     2.30%       283,417     1.163439         329,738
AIM V.I. Blue Chip Fund --
 Class I......................     1.70%     1,954,607     1.062384       2,076,543
AIM V.I. Blue Chip Fund --
 Class I......................     1.90%       154,147     1.057553         163,019
AIM V.I. Blue Chip Fund --
 Class I......................     2.05%     2,768,298     1.053943       2,917,628
AIM V.I. Blue Chip Fund --
 Class I......................     1.40%     1,484,028     1.069686       1,587,444
AIM V.I. Blue Chip Fund --
 Class I......................     1.55%       112,111     1.066008         119,511
AIM V.I. Blue Chip Fund --
 Class I......................     1.60%        45,940     1.064801          48,917
AIM V.I. Blue Chip Fund --
 Class I......................     1.75%     1,806,234     1.061167       1,916,716

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
AIM V.I. Blue Chip Fund --
 Class I......................     1.65%     2,297,196   $ 1.063587  $    2,443,268
AIM V.I. Blue Chip Fund --
 Class I......................     1.80%        76,933     1.059967          81,546
AIM V.I. Blue Chip Fund --
 Class I......................     1.85%        90,333     1.058755          95,640
AIM V.I. Blue Chip Fund --
 Class I......................     2.00%     4,067,827     1.055137       4,292,115
AIM V.I. Blue Chip Fund --
 Class I......................     2.25%           854     1.050945             898
AIM V.I. Blue Chip Fund --
 Class I......................     1.95%        10,082     1.058160          10,668
AIM V.I. Blue Chip Fund --
 Class I......................     2.10%        48,649     1.055910          51,369
AIM V.I. Blue Chip Fund --
 Class I......................     2.15%       183,333     1.052896         193,031
AIM V.I. Blue Chip Fund --
 Class I......................     2.20%        29,624     1.052147          31,168
AIM V.I. Blue Chip Fund --
 Class I......................     2.35%        90,026     1.049910          94,519
AIM V.I. Blue Chip Fund --
 Class I......................     1.35%       314,990     1.071757         337,593
AIM V.I. Blue Chip Fund --
 Class I......................     2.30%       166,748     1.050598         175,186
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%     1,581,975     1.187465       1,878,540
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.90%        53,077     1.182056          62,740
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.05%     1,881,221     1.178024       2,216,123
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%       653,847     1.195608         781,745
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%        64,827     1.191523          77,242
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%        26,174     1.190171          31,151
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%     2,215,336     1.186119       2,627,652
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.65%       614,548     1.188796         730,572
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.80%        90,467     1.184750         107,181
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%        46,274     1.183406          54,761
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.00%     1,729,531     1.179373       2,039,762
AIM V.I. Capital Appreciation
 Fund -- Class I..............     0.95%         2,928     1.207936           3,537
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%       471,265     0.819262         386,089
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%        31,488     0.815964          25,693
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.90%        37,265     0.814887          30,367
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.05%     1,028,708     0.811620         834,920
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.15%       219,531     1.176849         258,354
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.20%        19,891     1.176023          23,392
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.35%        56,568     1.173530          66,384
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.20%         3,113     0.809909           2,522
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.25%        42,256     0.809312          34,199
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.40%        46,484     0.807595          37,540
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.25%         2,391     1.174680           2,808
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.95%       175,803     1.182739         207,929
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.10%        52,485     1.180232          61,944
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%       119,788     1.197922         143,497
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.30%        51,988     1.174289          61,049
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.40%       280,203     1.168150         327,319
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.05%       991,540     1.150962       1,141,224
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.55%        61,866     1.164155          72,021
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.60%        21,070     1.162820          24,500
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.75%       822,493     1.158858         953,153
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.65%       226,110     1.161494         262,625
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.80%        41,452     1.157545          47,983
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.85%       143,824     1.156214         166,292
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.00%     1,162,918     1.152276       1,340,002

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.70%       751,820   $ 1.160187  $      872,252
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.90%        31,862     1.154909          36,798
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.95%        17,550     1.155563          20,281
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.10%        14,443     1.153121          16,655
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.15%        29,637     1.149831          34,078
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.20%        39,823     1.149016          45,758
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.35%        19,796     1.146584          22,698
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.25%        37,412     1.147694          42,937
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.35%       175,077     1.170413         204,912
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.30%        81,047     1.147314          92,986
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%     7,522,782     1.077038       8,102,322
AIM V.I. Government Securities
 Fund -- Class I..............     1.55%       522,524     1.073348         560,850
AIM V.I. Government Securities
 Fund -- Class I..............     1.60%       543,278     1.072127         582,463
AIM V.I. Government Securities
 Fund -- Class I..............     1.75%    11,695,870     1.068472      12,496,710
AIM V.I. Government Securities
 Fund -- Class I..............     1.65%    14,719,695     1.070908      15,763,439
AIM V.I. Government Securities
 Fund -- Class I..............     1.80%       730,823     1.067255         779,974
AIM V.I. Government Securities
 Fund -- Class I..............     1.85%       369,723     1.066044         394,141
AIM V.I. Government Securities
 Fund -- Class I..............     2.00%    19,325,256     1.062396      20,531,074
AIM V.I. Government Securities
 Fund -- Class I..............     0.95%         4,974     1.088130           5,412
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%     8,645,049     1.069678       9,247,419
AIM V.I. Government Securities
 Fund -- Class I..............     1.90%       695,130     1.064839         740,201
AIM V.I. Government Securities
 Fund -- Class I..............     2.05%    11,364,368     1.061182      12,059,664
AIM V.I. Government Securities
 Fund -- Class I..............     2.10%       318,658     1.063189         338,793
AIM V.I. Government Securities
 Fund -- Class I..............     2.15%       341,187     1.060134         361,704
AIM V.I. Government Securities
 Fund -- Class I..............     2.20%       382,648     1.059376         405,368
AIM V.I. Government Securities
 Fund -- Class I..............     2.35%       295,017     1.057118         311,867
AIM V.I. Government Securities
 Fund -- Class I..............     2.25%       192,312     1.058179         203,500
AIM V.I. Government Securities
 Fund -- Class I..............     2.40%        57,555     1.055918          60,773
AIM V.I. Government Securities
 Fund -- Class I..............     1.95%       461,286     1.065442         491,473
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%     1,030,314     1.079122       1,111,835
AIM V.I. Government Securities
 Fund -- Class I..............     2.30%       585,407     1.057824         619,258
AIM V.I. High Yield Fund --
 Class I......................     1.70%       358,849     1.098081         394,046
AIM V.I. High Yield Fund --
 Class I......................     1.85%         3,677     1.093676           4,021
AIM V.I. High Yield Fund --
 Class I......................     1.90%       120,696     1.092239         131,829
AIM V.I. High Yield Fund --
 Class I......................     2.05%       752,635     1.087858         818,760
AIM V.I. High Yield Fund --
 Class I......................     2.20%         9,079     1.085558           9,855
AIM V.I. High Yield Fund --
 Class I......................     2.25%         3,411     1.084775           3,701
AIM V.I. High Yield Fund --
 Class I......................     2.35%        16,888     1.082839          18,287
AIM V.I. International Growth
 Fund -- Class I..............     1.40%       158,070     1.165144         184,174
AIM V.I. International Growth
 Fund -- Class I..............     1.55%        23,530     1.161159          27,322
AIM V.I. International Growth
 Fund -- Class I..............     1.60%         6,012     1.159843           6,974
AIM V.I. International Growth
 Fund -- Class I..............     1.75%       255,751     1.155881         295,618
AIM V.I. International Growth
 Fund -- Class I..............     1.65%       184,026     1.158526         213,199
AIM V.I. International Growth
 Fund -- Class I..............     1.80%        15,370     1.154562          17,745
AIM V.I. International Growth
 Fund -- Class I..............     1.85%        24,226     1.153247          27,938
AIM V.I. International Growth
 Fund -- Class I..............     2.00%       434,090     1.149325         498,910
AIM V.I. International Growth
 Fund -- Class I..............     1.70%       354,123     1.157205         409,793
AIM V.I. International Growth
 Fund -- Class I..............     1.90%        12,875     1.151947          14,831

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
AIM V.I. International Growth
 Fund -- Class I..............     2.05%       554,873   $ 1.148015  $      637,003
AIM V.I. International Growth
 Fund -- Class I..............     1.95%         2,232     1.152612           2,573
AIM V.I. International Growth
 Fund -- Class I..............     2.15%         1,633     1.146877           1,872
AIM V.I. International Growth
 Fund -- Class I..............     2.20%        22,438     1.146056          25,715
AIM V.I. International Growth
 Fund -- Class I..............     2.35%         4,636     1.143632           5,302
AIM V.I. International Growth
 Fund -- Class I..............     2.25%         2,407     1.144762           2,756
AIM V.I. International Growth
 Fund -- Class I..............     1.35%        84,301     1.167399          98,413
AIM V.I. International Growth
 Fund -- Class I..............     2.30%        84,228     1.144382          96,389
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.60%       297,154     1.262593         375,185
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.75%     8,175,161     1.258287      10,286,699
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%     4,312,828     1.261150       5,439,123
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.80%       409,668     1.256843         514,888
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.85%       231,954     1.255410         291,198
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%     3,171,533     1.268337       4,022,573
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.55%       196,710     1.264029         248,647
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.00%    10,855,643     1.251130      13,581,821
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     0.95%        20,184     1.281424          25,865
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.70%     6,767,709     1.259714       8,525,377
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.90%       366,148     1.253974         459,140
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.05%     6,516,166     1.249706       8,143,291
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.95%       630,387     1.254713         790,955
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.10%        93,680     1.252053         117,292
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.15%       377,482     1.248474         471,277
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.20%       132,400     1.247589         165,180
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.35%       258,200     1.244935         321,443
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.25%        32,694     1.246162          40,742
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.40%        10,043     1.243511          12,489
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%     1,123,234     1.270823       1,427,432
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.30%       557,542     1.245752         694,559
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%     1,294,548     0.744711         964,064
AIM V.I. Premier Equity
 Fund -- Class I..............     1.85%        68,398     0.741715          50,732
AIM V.I. Premier Equity
 Fund -- Class I..............     1.90%       428,443     0.740735         317,363
AIM V.I. Premier Equity
 Fund -- Class I..............     2.05%     1,534,146     0.737773       1,131,852
AIM V.I. Premier Equity
 Fund -- Class I..............     1.65%     1,548,457     0.984373       1,524,259
AIM V.I. Premier Equity
 Fund -- Class I..............     1.80%        91,327     0.981007          89,592
AIM V.I. Premier Equity
 Fund -- Class I..............     1.85%       124,701     0.979886         122,193
AIM V.I. Premier Equity
 Fund -- Class I..............     2.00%     4,578,722     0.976559       4,471,392
AIM V.I. Premier Equity
 Fund -- Class I..............     0.95%        11,277     1.000201          11,279
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%     1,165,387     0.989995       1,153,727
AIM V.I. Premier Equity
 Fund -- Class I..............     1.55%        98,290     0.986622          96,975
AIM V.I. Premier Equity
 Fund -- Class I..............     1.60%       212,359     0.985496         209,279
AIM V.I. Premier Equity
 Fund -- Class I..............     1.75%     4,617,064     0.982130       4,534,557
AIM V.I. Premier Equity
 Fund -- Class I..............     1.70%     3,162,248     0.983251       3,109,285
AIM V.I. Premier Equity
 Fund -- Class I..............     1.90%        66,127     0.978764          64,723
AIM V.I. Premier Equity
 Fund -- Class I..............     2.05%     2,307,352     0.975435       2,250,672
AIM V.I. Premier Equity
 Fund -- Class I..............     2.25%        36,199     0.972678          35,210
AIM V.I. Premier Equity
 Fund -- Class I..............     2.25%        70,278     0.735695          51,703
AIM V.I. Premier Equity
 Fund -- Class I..............     2.15%       161,514     0.974474         157,392

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
AIM V.I. Premier Equity
 Fund -- Class I..............     2.35%       105,968   $ 0.971708  $      102,971
AIM V.I. Premier Equity
 Fund -- Class I..............     1.95%       307,300     0.979342         300,951
AIM V.I. Premier Equity
 Fund -- Class I..............     2.10%        47,095     0.977263          46,024
AIM V.I. Premier Equity
 Fund -- Class I..............     2.00%         4,526     0.738020           3,340
AIM V.I. Premier Equity
 Fund -- Class I..............     2.35%       179,935     0.734369         132,138
AIM V.I. Premier Equity
 Fund -- Class I..............     1.35%       312,317     0.991909         309,790
AIM V.I. Premier Equity
 Fund -- Class I..............     2.30%       330,791     0.972353         321,645
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.35%         1,583    10.790046          17,080
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.55%           221    10.785562           2,384
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.65%         1,928    10.783312          20,791
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.70%        16,993    10.782190         183,222
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     1.75%           154    10.781072           1,657
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.00%         7,352    10.775465          79,222
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.05%         3,995    10.774340          43,039
AIM V.I. Small Cap Equity
 Fund -- Class S1.............     2.10%         4,460    10.773220          48,053
American Funds Asset
 Allocation Fund --
 Class 2......................     1.40%     2,175,479    10.347080      22,509,854
American Funds Asset
 Allocation Fund --
 Class 2......................     1.65%     1,791,303    10.231262      18,327,294
American Funds Asset
 Allocation Fund --
 Class 2......................     1.55%       196,504    10.277417       2,019,550
American Funds Asset
 Allocation Fund --
 Class 2......................     1.70%     3,137,435    10.467149      32,839,997
American Funds Asset
 Allocation Fund --
 Class 2......................     1.85%       300,834    10.416296       3,133,574
American Funds Asset
 Allocation Fund --
 Class 2......................     1.60%       169,474    10.286781       1,743,345
American Funds Asset
 Allocation Fund --
 Class 2......................     1.75%     3,036,147    10.217552      31,021,989
American Funds Asset
 Allocation Fund --
 Class 2......................     2.00%     2,812,460    10.107001      28,425,539
American Funds Asset
 Allocation Fund --
 Class 2......................     1.30%         4,689    11.223665          52,624
American Funds Asset
 Allocation Fund --
 Class 2......................     1.90%       161,500    10.406154       1,680,594
American Funds Asset
 Allocation Fund --
 Class 2......................     2.05%     1,669,348    10.355611      17,287,118
American Funds Asset
 Allocation Fund --
 Class 2......................     2.20%       105,229    10.078372       1,060,542
American Funds Asset
 Allocation Fund --
 Class 2......................     1.95%       104,503    10.188600       1,064,741
American Funds Asset
 Allocation Fund --
 Class 2......................     2.10%        64,271    10.166931         653,442
American Funds Asset
 Allocation Fund --
 Class 2......................     2.35%       104,344    10.056939       1,049,378
American Funds Asset
 Allocation Fund --
 Class 2......................     2.25%         3,848    10.326275          39,732
American Funds Asset
 Allocation Fund --
 Class 2......................     2.15%       210,788    10.085532       2,125,909
American Funds Asset
 Allocation Fund --
 Class 2......................     1.35%       286,658    11.219896       3,216,276
American Funds Asset
 Allocation Fund --
 Class 2......................     2.30%       119,119    10.322812       1,229,639
American Funds Asset
 Allocation Fund --
 Class 2......................     0.95%        25,058    11.361024         284,681
American Funds Asset
 Allocation Fund --
 Class 2......................     1.80%       150,522    10.166253       1,530,244
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.30%        76,518     0.921244          70,492
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.40%    11,833,405     0.918968      10,874,520
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.55%     1,356,975     0.915535       1,242,358
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.60%     1,078,765     0.914397         986,419
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.95%       172,227     0.929316         160,053
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.65%    10,118,896     0.913272       9,241,304
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.70%    20,892,891     0.912117      19,056,761
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.75%    19,866,733     0.910986      18,098,316
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.80%       792,452     0.909836         721,001
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.85%     1,756,060     0.908703       1,595,737
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.90%     1,323,274     0.907590       1,200,990
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.00%    24,375,944     0.905319      22,068,006

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.05%    16,887,549   $ 0.904187  $   15,269,502
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.20%       989,872     0.902745         893,602
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.25%        57,968     0.901630          52,265
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.35%     1,302,276     0.900841       1,173,144
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.40%        67,552     0.899720          60,778
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.95%     1,414,085     0.908395       1,284,548
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.10%       455,488     0.906466         412,884
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.15%     1,275,719     0.903385       1,152,465
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%     1,634,040     0.920938       1,504,850
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.30%     1,301,041     0.901320       1,172,654
American Funds Bond Fund --
 Class 2......................     1.40%     2,229,355    12.734176      28,389,003
American Funds Bond Fund --
 Class 2......................     1.65%     1,834,355    12.591671      23,097,589
American Funds Bond Fund --
 Class 2......................     1.55%       313,464    12.648474       3,964,845
American Funds Bond Fund --
 Class 2......................     1.70%     1,614,355    12.154623      19,621,882
American Funds Bond Fund --
 Class 2......................     1.85%       223,350    12.095601       2,701,552
American Funds Bond Fund --
 Class 2......................     1.60%       100,293    12.660019       1,269,706
American Funds Bond Fund --
 Class 2......................     1.75%     2,139,861    12.574813      26,908,347
American Funds Bond Fund --
 Class 2......................     2.00%     2,067,536    12.438855      25,717,780
American Funds Bond Fund --
 Class 2......................     1.30%        11,496    12.947115         148,840
American Funds Bond Fund --
 Class 2......................     1.90%       184,644    12.083852       2,231,206
American Funds Bond Fund --
 Class 2......................     2.05%     1,315,936    12.025180      15,824,366
American Funds Bond Fund --
 Class 2......................     2.20%        74,379    12.403604         922,572
American Funds Bond Fund --
 Class 2......................     1.95%        78,120    12.539189         979,564
American Funds Bond Fund --
 Class 2......................     2.10%        29,773    12.512534         372,533
American Funds Bond Fund --
 Class 2......................     2.35%       104,904    12.377237       1,298,417
American Funds Bond Fund --
 Class 2......................     2.25%        10,329    11.991122         123,859
American Funds Bond Fund --
 Class 2......................     2.40%        10,910    11.965616         130,544
American Funds Bond Fund --
 Class 2......................     2.15%       108,380    12.412401       1,345,255
American Funds Bond Fund --
 Class 2......................     1.35%       229,620    12.942772       2,971,918
American Funds Bond Fund --
 Class 2......................     2.30%        80,430    11.987101         964,122
American Funds Bond Fund --
 Class 2......................     0.95%        13,293    13.105524         174,215
American Funds Bond Fund --
 Class 2......................     1.80%       185,198    12.511703       2,317,145
American Funds Global Growth
 Fund -- Class 2..............     1.40%     1,151,999    10.622754      12,237,404
American Funds Global Growth
 Fund -- Class 2..............     1.65%       627,238    10.503817       6,588,396
American Funds Global Growth
 Fund -- Class 2..............     1.55%       169,052    10.551245       1,783,712
American Funds Global Growth
 Fund -- Class 2..............     1.70%       547,585     8.184366       4,481,636
American Funds Global Growth
 Fund -- Class 2..............     1.85%       106,218     8.144549         865,095
American Funds Global Growth
 Fund -- Class 2..............     1.60%        61,564    10.560818         650,164
American Funds Global Growth
 Fund -- Class 2..............     1.75%       445,996    10.489738       4,678,377
American Funds Global Growth
 Fund -- Class 2..............     2.00%       548,107    10.376184       5,687,257
American Funds Global Growth
 Fund -- Class 2..............     1.30%         6,655    10.499835          69,871
American Funds Global Growth
 Fund -- Class 2..............     1.90%        27,562     8.136632         224,265
American Funds Global Growth
 Fund -- Class 2..............     2.05%       564,597     8.097094       4,571,595
American Funds Global Growth
 Fund -- Class 2..............     2.20%        12,647    10.346807         130,860
American Funds Global Growth
 Fund -- Class 2..............     1.95%        23,754    10.460023         248,465
American Funds Global Growth
 Fund -- Class 2..............     2.10%        41,311    10.437773         431,198
American Funds Global Growth
 Fund -- Class 2..............     2.35%        20,743    10.324808         214,169
American Funds Global Growth
 Fund -- Class 2..............     2.25%         2,160     8.074140          17,438

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
American Funds Global Growth
 Fund -- Class 2..............     2.40%            94   $ 8.056988  $          759
American Funds Global Growth
 Fund -- Class 2..............     2.15%        16,506    10.354153         170,902
American Funds Global Growth
 Fund -- Class 2..............     1.35%        45,606    10.496306         478,697
American Funds Global Growth
 Fund -- Class 2..............     2.30%        29,673     8.071442         239,502
American Funds Global Growth
 Fund -- Class 2..............     0.95%         2,922    10.628399          31,055
American Funds Global Growth
 Fund -- Class 2..............     1.80%        86,304    10.437072         900,757
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%       507,120    11.782892       5,975,339
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.65%       303,532    11.650944       3,536,438
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.55%       109,568    11.703574       1,282,332
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.70%       396,661     8.635535       3,425,379
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.85%         3,745     8.593532          32,183
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.60%        27,746    11.714196         325,024
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.75%       233,085    11.635319       2,712,020
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.00%       426,388    11.509383       4,907,458
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.90%        65,004     8.585177         558,068
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.05%       283,362     8.543447       2,420,885
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.25%         2,814     8.519257          23,976
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.40%           882     8.501150           7,499
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.15%        28,562    11.484926         328,037
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.20%         9,332    11.476787         107,096
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.95%        14,009    11.602372         162,534
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.10%         3,395    11.577729          39,301
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.35%        14,455    11.452404         165,549
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.35%        46,941    11.057223         519,036
American Funds Global Small
 Capitalization Fund --
 Class 2......................     2.30%        28,390     8.516408         241,781
American Funds Global Small
 Capitalization Fund --
 Class 2......................     0.95%         2,012    11.196332          22,528
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.80%        35,872    11.576878         415,290
American Funds Growth Fund --
 Class 2......................     1.40%     6,146,598    10.459587      64,290,872
American Funds Growth Fund --
 Class 2......................     1.65%     4,618,833    10.342448      47,770,039
American Funds Growth Fund --
 Class 2......................     1.55%       937,801    10.389150       9,742,954
American Funds Growth Fund --
 Class 2......................     1.70%     7,289,418     7.219468      52,625,719
American Funds Growth Fund --
 Class 2......................     1.85%       599,569     7.184358       4,307,519
American Funds Growth Fund --
 Class 2......................     1.60%       406,763    10.398584       4,229,758
American Funds Growth Fund --
 Class 2......................     1.75%     5,194,259    10.328537      53,649,094
American Funds Growth Fund --
 Class 2......................     2.00%     7,381,775    10.216764      75,417,850
American Funds Growth Fund --
 Class 2......................     1.30%        13,067    10.813222         141,297
American Funds Growth Fund --
 Class 2......................     1.90%       452,500     7.177356       3,247,750
American Funds Growth Fund --
 Class 2......................     2.05%     6,386,098     7.142429      45,612,255
American Funds Growth Fund --
 Class 2......................     2.20%       200,334    10.187815       2,040,970
American Funds Growth Fund --
 Class 2......................     1.95%       364,387    10.299289       3,752,932
American Funds Growth Fund --
 Class 2......................     2.10%       100,219    10.277404       1,029,992
American Funds Growth Fund --
 Class 2......................     2.35%       326,825    10.166164       3,322,557
American Funds Growth Fund --
 Class 2......................     2.25%       127,315     7.122204         906,766
American Funds Growth Fund --
 Class 2......................     2.40%        33,403     7.107056         237,400
American Funds Growth Fund --
 Class 2......................     2.15%       244,325    10.195055       2,490,905
American Funds Growth Fund --
 Class 2......................     1.35%       601,281    10.809601       6,499,607
American Funds Growth Fund --
 Class 2......................     2.30%       422,352     7.119816       3,007,070
American Funds Growth Fund --
 Class 2......................     1.10%            46    10.876656             501

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
American Funds Growth Fund --
 Class 2......................     0.95%        35,224   $10.945673  $      385,546
American Funds Growth Fund --
 Class 2......................     1.80%       507,365    10.276684       5,214,029
American Funds Growth-Income
 Fund -- Class 2..............     1.40%     6,730,680    10.857374      73,077,515
American Funds Growth-Income
 Fund -- Class 2..............     1.65%     4,994,067    10.735881      53,615,709
American Funds Growth-Income
 Fund -- Class 2..............     1.55%       870,161    10.784287       9,384,066
American Funds Growth-Income
 Fund -- Class 2..............     1.70%     4,917,024    10.891444      53,553,493
American Funds Growth-Income
 Fund -- Class 2..............     1.85%       465,918    10.838515       5,049,859
American Funds Growth-Income
 Fund -- Class 2..............     1.60%       530,935    10.794129       5,730,978
American Funds Growth-Income
 Fund -- Class 2..............     1.75%     5,180,920    10.721456      55,547,004
American Funds Growth-Income
 Fund -- Class 2..............     2.00%     6,950,497    10.605480      73,713,359
American Funds Growth-Income
 Fund -- Class 2..............     1.30%        17,392    12.146619         211,260
American Funds Growth-Income
 Fund -- Class 2..............     1.90%       318,462    10.827963       3,448,296
American Funds Growth-Income
 Fund -- Class 2..............     2.05%     3,850,219    10.775354      41,487,471
American Funds Growth-Income
 Fund -- Class 2..............     2.20%       251,805    10.575428       2,662,949
American Funds Growth-Income
 Fund -- Class 2..............     1.95%       357,992    10.691088       3,827,324
American Funds Growth-Income
 Fund -- Class 2..............     2.10%       115,733    10.668369       1,234,685
American Funds Growth-Income
 Fund -- Class 2..............     2.35%       216,542    10.552926       2,285,152
American Funds Growth-Income
 Fund -- Class 2..............     2.25%        74,944    10.744841         805,266
American Funds Growth-Income
 Fund -- Class 2..............     2.40%        47,320    10.721995         507,366
American Funds Growth-Income
 Fund -- Class 2..............     2.15%       273,996    10.582921       2,899,682
American Funds Growth-Income
 Fund -- Class 2..............     1.35%       441,439    12.142553       5,360,193
American Funds Growth-Income
 Fund -- Class 2..............     2.30%       282,707    10.741234       3,036,619
American Funds Growth-Income
 Fund -- Class 2..............     1.10%            41    12.217818             497
American Funds Growth-Income
 Fund -- Class 2..............     0.95%        60,328    12.295297         741,752
American Funds Growth-Income
 Fund -- Class 2..............     1.80%       515,265    10.667612       5,496,651
American Funds International
 Fund -- Class 2..............     1.40%     1,336,822     9.940938      13,289,262
American Funds International
 Fund -- Class 2..............     1.65%       991,864     9.829641       9,749,669
American Funds International
 Fund -- Class 2..............     1.55%       170,138     9.873993       1,679,940
American Funds International
 Fund -- Class 2..............     1.70%       696,101     7.522077       5,236,129
American Funds International
 Fund -- Class 2..............     1.85%        46,446     7.485524         347,675
American Funds International
 Fund -- Class 2..............     1.60%       110,915     9.882980       1,096,175
American Funds International
 Fund -- Class 2..............     1.75%       626,517     9.816436       6,150,168
American Funds International
 Fund -- Class 2..............     2.00%     1,039,561     9.710197      10,094,342
American Funds International
 Fund -- Class 2..............     1.30%         3,193     9.410283          30,043
American Funds International
 Fund -- Class 2..............     1.90%        37,478     7.478216         280,265
American Funds International
 Fund -- Class 2..............     2.05%       534,123     7.441855       3,974,867
American Funds International
 Fund -- Class 2..............     2.20%        76,930     9.682671         744,893
American Funds International
 Fund -- Class 2..............     1.95%        43,841     9.788622         429,139
American Funds International
 Fund -- Class 2..............     2.10%         9,359     9.767811          91,421
American Funds International
 Fund -- Class 2..............     2.35%        40,190     9.662101         388,321
American Funds International
 Fund -- Class 2..............     2.25%           921     7.420785           6,838
American Funds International
 Fund -- Class 2..............     2.40%           949     7.405010           7,025
American Funds International
 Fund -- Class 2..............     2.15%        53,678     9.689558         520,115
American Funds International
 Fund -- Class 2..............     1.35%        81,139     9.407136         763,283
American Funds International
 Fund -- Class 2..............     2.30%        49,820     7.418285         369,578
American Funds International
 Fund -- Class 2..............     0.95%         3,048     9.525521          29,031
American Funds International
 Fund -- Class 2..............     1.80%       117,930     9.767157       1,151,839
American Funds New World
 Fund -- Class 2..............     1.40%       294,512    12.105012       3,565,075

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
American Funds New World
 Fund -- Class 2..............     1.65%       129,292   $11.969509  $    1,547,566
American Funds New World
 Fund -- Class 2..............     1.55%        69,162    12.023537         831,574
American Funds New World
 Fund -- Class 2..............     1.70%       139,000    11.322507       1,573,823
American Funds New World
 Fund -- Class 2..............     1.85%        15,751    11.267492         177,480
American Funds New World
 Fund -- Class 2..............     1.60%         8,400    12.034490         101,088
American Funds New World
 Fund -- Class 2..............     1.75%       195,708    11.953474       2,339,393
American Funds New World
 Fund -- Class 2..............     2.00%       220,938    11.824140       2,612,407
American Funds New World
 Fund -- Class 2..............     1.90%        15,109    11.256533         170,078
American Funds New World
 Fund -- Class 2..............     2.05%        86,779    11.201834         972,088
American Funds New World
 Fund -- Class 2..............     2.20%         5,576    11.790647          65,748
American Funds New World
 Fund -- Class 2..............     1.95%         6,945    11.919613          82,786
American Funds New World
 Fund -- Class 2..............     2.10%         1,397    11.894279          16,612
American Funds New World
 Fund -- Class 2..............     2.35%         2,107    11.765582          24,792
American Funds New World
 Fund -- Class 2..............     2.25%           136    11.170094           1,518
American Funds New World
 Fund -- Class 2..............     2.15%         5,078    11.799007          59,912
American Funds New World
 Fund -- Class 2..............     1.35%        40,899    12.765628         522,102
American Funds New World
 Fund -- Class 2..............     2.30%         6,749    11.166361          75,358
American Funds New World
 Fund -- Class 2..............     1.80%        24,062    11.893442         286,182
Franklin Income Securities
 Fund -- Class 2..............     1.40%       624,631    12.005999       7,499,322
Franklin Income Securities
 Fund -- Class 2..............     2.05%     1,281,362    11.876346      15,217,894
Franklin Income Securities
 Fund -- Class 2..............     1.55%        42,221    11.975963         505,633
Franklin Income Securities
 Fund -- Class 2..............     1.60%        30,027    11.965967         359,306
Franklin Income Securities
 Fund -- Class 2..............     1.75%     2,080,403    11.936017      24,831,725
Franklin Income Securities
 Fund -- Class 2..............     1.65%       688,794    11.955975       8,235,205
Franklin Income Securities
 Fund -- Class 2..............     1.80%        49,675    11.926047         592,427
Franklin Income Securities
 Fund -- Class 2..............     1.85%        15,830    11.916095         188,631
Franklin Income Securities
 Fund -- Class 2..............     2.00%     2,171,598    11.886299      25,812,266
Franklin Income Securities
 Fund -- Class 2..............     1.30%         2,306    12.026069          27,731
Franklin Income Securities
 Fund -- Class 2..............     1.70%     3,366,626    11.945982      40,217,656
Franklin Income Securities
 Fund -- Class 2..............     1.90%       167,032    11.906146       1,988,702
Franklin Income Securities
 Fund -- Class 2..............     2.40%         5,136    11.817583          60,698
Franklin Income Securities
 Fund -- Class 2..............     1.95%        81,186    11.902210         966,288
Franklin Income Securities
 Fund -- Class 2..............     2.10%       109,779    11.876938       1,303,844
Franklin Income Securities
 Fund -- Class 2..............     2.15%       130,810    11.861035       1,551,544
Franklin Income Securities
 Fund -- Class 2..............     2.20%        34,009    11.852638         403,091
Franklin Income Securities
 Fund -- Class 2..............     2.35%       113,551    11.827444       1,343,012
Franklin Income Securities
 Fund -- Class 2..............     2.25%        20,773    11.842736         246,006
Franklin Income Securities
 Fund -- Class 2..............     1.35%       618,966    12.022030       7,441,225
Franklin Income Securities
 Fund -- Class 2..............     2.30%       131,388    11.838763       1,555,477
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.40%        26,315    10.373737         272,981
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.55%        14,276    10.347770         147,728
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.60%           464    10.339131           4,796
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.75%       119,350    10.313238       1,230,884
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.65%        36,640    10.330506         378,510
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.80%         1,356    10.304632          13,977
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.85%         4,884    10.296011          50,283
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.00%       235,965    10.270239       2,423,418
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     0.95%           338    10.452055           3,532

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.70%       220,744   $10.321873  $    2,278,489
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.90%         5,981    10.287415          61,532
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.05%       153,484    10.261678       1,575,002
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.95%        47,612    10.284023         489,647
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.10%         3,265    10.262163          33,506
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.15%        11,243    10.248416         115,220
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.20%         7,847    10.241136          80,362
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.35%         4,138    10.219357          42,289
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     2.30%        12,364    10.229154         126,470
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................     1.35%        48,509    10.387607         503,889
Mutual Shares Securities
 Fund -- Class 2..............     1.40%     1,426,819    12.392633      17,682,044
Mutual Shares Securities
 Fund -- Class 2..............     1.65%     1,173,177    12.253938      14,376,040
Mutual Shares Securities
 Fund -- Class 2..............     1.55%       188,272    12.309222       2,317,481
Mutual Shares Securities
 Fund -- Class 2..............     1.70%     2,692,907    11.775911      31,711,434
Mutual Shares Securities
 Fund -- Class 2..............     1.85%       106,353    11.718745       1,246,322
Mutual Shares Securities
 Fund -- Class 2..............     1.60%       161,181    12.320435       1,985,825
Mutual Shares Securities
 Fund -- Class 2..............     1.75%     2,502,340    12.237517      30,622,424
Mutual Shares Securities
 Fund -- Class 2..............     2.00%     1,968,689    12.105133      23,831,241
Mutual Shares Securities
 Fund -- Class 2..............     1.30%         4,572    13.769037          62,947
Mutual Shares Securities
 Fund -- Class 2..............     1.90%       207,962    11.707323       2,434,675
Mutual Shares Securities
 Fund -- Class 2..............     2.05%     1,447,231    11.650472      16,860,923
Mutual Shares Securities
 Fund -- Class 2..............     2.20%        75,422    12.070829         910,403
Mutual Shares Securities
 Fund -- Class 2..............     1.95%       111,321    12.202832       1,358,435
Mutual Shares Securities
 Fund -- Class 2..............     2.10%        43,728    12.176898         532,474
Mutual Shares Securities
 Fund -- Class 2..............     2.35%       101,222    12.045176       1,219,240
Mutual Shares Securities
 Fund -- Class 2..............     2.25%        63,614    11.617453         739,031
Mutual Shares Securities
 Fund -- Class 2..............     2.40%        12,664    11.592760         146,815
Mutual Shares Securities
 Fund -- Class 2..............     2.15%        82,874    12.079412       1,001,069
Mutual Shares Securities
 Fund -- Class 2..............     1.35%       304,127    13.764424       4,186,134
Mutual Shares Securities
 Fund -- Class 2..............     2.30%        70,748    11.613561         821,636
Mutual Shares Securities
 Fund -- Class 2..............     0.95%         8,671    13.937527         120,849
Mutual Shares Securities
 Fund -- Class 2..............     1.80%       102,783    12.176064       1,251,496
Franklin Real Estate Fund --
 Class 2......................     1.40%       176,907    16.445011       2,909,231
Franklin Real Estate Fund --
 Class 2......................     1.65%       103,552    16.261006       1,683,852
Franklin Real Estate Fund --
 Class 2......................     1.55%        34,930    16.334360         570,563
Franklin Real Estate Fund --
 Class 2......................     1.70%        30,165    14.883594         448,956
Franklin Real Estate Fund --
 Class 2......................     1.85%        20,322    14.811305         300,999
Franklin Real Estate Fund --
 Class 2......................     1.60%        17,769    16.349267         290,507
Franklin Real Estate Fund --
 Class 2......................     1.75%        15,165    16.239272         246,265
Franklin Real Estate Fund --
 Class 2......................     2.00%         7,097    16.063664         114,009
Franklin Real Estate Fund --
 Class 2......................     2.05%           230    14.725092           3,381
Franklin Real Estate Fund --
 Class 2......................     1.95%         1,593    16.193280          25,803
Franklin Real Estate Fund --
 Class 2......................     2.35%           717    15.984121          11,458
Franklin Real Estate Fund --
 Class 2......................     1.80%        14,330    16.157744         231,542
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.30%           859    12.107290          10,399
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.40%        75,152    12.099170         909,276
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.55%         6,192    12.087018          74,847
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.60%           404    12.082960           4,887

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.65%       128,521   $12.078919  $    1,552,391
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.70%       683,011    12.074875       8,247,271
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.75%       134,790    12.070825       1,627,030
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.80%         5,096    12.066787          61,496
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.85%         1,493    12.062742          18,008
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.90%        10,036    12.058709         121,023
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.95%        21,668    12.054660         261,198
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.00%       377,692    12.050624       4,551,422
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.05%       244,349    12.046586       2,943,575
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.10%        11,265    12.042554         135,661
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.15%         2,671    12.038523          32,155
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.20%           341    12.034488           4,102
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.25%         1,877    12.030459          22,577
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.35%        29,933    12.022402         359,862
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     1.35%       112,298    12.103230       1,359,165
Franklin Rising Dividends
 Securities Fund --
 Class 2......................     2.30%        47,037    12.026422         565,688
Franklin Small Cap Fund --
 Class 2......................     1.40%       985,373    11.135937      10,973,048
Franklin Small Cap Fund --
 Class 2......................     1.65%       651,202    11.011218       7,170,528
Franklin Small Cap Fund --
 Class 2......................     1.55%       127,177    11.060960       1,406,702
Franklin Small Cap Fund --
 Class 2......................     1.70%     1,289,766     6.397066       8,250,719
Franklin Small Cap Fund --
 Class 2......................     1.85%        73,951     6.365955         470,771
Franklin Small Cap Fund --
 Class 2......................     1.60%        35,464    11.071002         392,624
Franklin Small Cap Fund --
 Class 2......................     1.75%       663,684    10.996454       7,298,172
Franklin Small Cap Fund --
 Class 2......................     2.00%     1,058,030    10.877434      11,508,648
Franklin Small Cap Fund --
 Class 2......................     1.30%         1,009    10.619225          10,712
Franklin Small Cap Fund --
 Class 2......................     1.90%        69,726     6.359758         443,440
Franklin Small Cap Fund --
 Class 2......................     2.05%     1,530,750     6.328823       9,687,845
Franklin Small Cap Fund --
 Class 2......................     2.20%        25,653    10.846605         278,245
Franklin Small Cap Fund --
 Class 2......................     1.95%       100,939    10.965304       1,106,827
Franklin Small Cap Fund --
 Class 2......................     2.10%        40,322    10.942019         441,209
Franklin Small Cap Fund --
 Class 2......................     2.35%        74,585    10.823560         807,274
Franklin Small Cap Fund --
 Class 2......................     2.25%        34,912     6.310909         220,327
Franklin Small Cap Fund --
 Class 2......................     2.40%           184     6.297494           1,157
Franklin Small Cap Fund --
 Class 2......................     2.15%        44,595    10.854300         484,045
Franklin Small Cap Fund --
 Class 2......................     1.35%        96,492    10.615674       1,024,327
Franklin Small Cap Fund --
 Class 2......................     2.30%        59,906     6.308791         377,932
Franklin Small Cap Fund --
 Class 2......................     0.95%         1,267    10.749301          13,621
Franklin Small Cap Fund --
 Class 2......................     1.80%        87,534    10.941210         957,726
Franklin Strategic Income
 Fund -- Class 1..............     1.40%       555,244    13.368091       7,422,548
Franklin Strategic Income
 Fund -- Class 1..............     1.65%       488,642    13.218523       6,459,124
Franklin Strategic Income
 Fund -- Class 1..............     1.55%       111,870    13.278138       1,485,424
Franklin Strategic Income
 Fund -- Class 1..............     1.70%       647,039    12.717685       8,228,834
Franklin Strategic Income
 Fund -- Class 1..............     1.85%        37,557    12.655931         475,321
Franklin Strategic Income
 Fund -- Class 1..............     1.60%        34,900    13.290228         463,824
Franklin Strategic Income
 Fund -- Class 1..............     1.75%       673,802    13.200794       8,894,722
Franklin Strategic Income
 Fund -- Class 1..............     2.00%       974,423    13.058050      12,724,058
Franklin Strategic Income
 Fund -- Class 1..............     1.30%         4,052    13.691578          55,480
Franklin Strategic Income
 Fund -- Class 1..............     1.90%        30,448    12.643631         384,972

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Franklin Strategic Income
 Fund -- Class 1..............     2.05%       672,632   $12.582236  $    8,463,209
Franklin Strategic Income
 Fund -- Class 1..............     2.20%        36,431    13.021074         474,366
Franklin Strategic Income
 Fund -- Class 1..............     1.95%        27,730    13.163407         365,015
Franklin Strategic Income
 Fund -- Class 1..............     2.10%        21,993    13.135433         288,883
Franklin Strategic Income
 Fund -- Class 1..............     2.35%        29,548    12.993399         383,930
Franklin Strategic Income
 Fund -- Class 1..............     2.25%         5,081    12.546600          63,755
Franklin Strategic Income
 Fund -- Class 1..............     2.40%         3,808    12.519934          47,672
Franklin Strategic Income
 Fund -- Class 1..............     2.15%        26,660    13.030306         347,387
Franklin Strategic Income
 Fund -- Class 1..............     2.30%        43,539    12.542386         546,084
Franklin Strategic Income
 Fund -- Class 1..............     1.35%        95,497    13.686986       1,307,070
Franklin Strategic Income
 Fund -- Class 1..............     0.95%         2,279    13.859065          31,587
Franklin Strategic Income
 Fund -- Class 1..............     1.80%        20,994    13.134533         275,745
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%        20,987     1.088715          22,848
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%       112,094     1.082159         121,303
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%    11,997,451     0.934702      11,214,041
Hartford Advisers HLS Fund --
 Class IB.....................     1.85%       724,741     0.930952         674,699
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%     2,284,093     0.929722       2,123,572
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%    12,829,429     0.925998      11,880,026
Hartford Advisers HLS Fund --
 Class IB.....................     2.20%     1,115,033     0.924027       1,030,320
Hartford Advisers HLS Fund --
 Class IB.....................     2.25%       607,384     0.923381         560,847
Hartford Advisers HLS Fund --
 Class IB.....................     2.40%       178,360     0.921407         164,342
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%        45,986     0.926300          42,597
Hartford Advisers HLS Fund --
 Class IB.....................     2.35%       362,121     0.921715         333,772
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%     7,076,319     1.095089       7,749,199
Hartford Advisers HLS Fund --
 Class IB.....................     1.55%       309,989     1.088492         337,420
Hartford Bond HLS Fund --
 Class IB.....................     1.60%        11,578     1.363486          15,787
Hartford Bond HLS Fund --
 Class IB.....................     1.75%        60,046     1.355287          81,380
Hartford Bond HLS Fund --
 Class IB.....................     2.05%    28,664,098     1.176321      33,718,180
Hartford Bond HLS Fund --
 Class IB.....................     1.70%    14,063,668     1.187353      16,698,538
Hartford Bond HLS Fund --
 Class IB.....................     1.85%     1,098,211     1.182634       1,298,782
Hartford Bond HLS Fund --
 Class IB.....................     1.90%     1,954,513     1.181040       2,308,358
Hartford Bond HLS Fund --
 Class IB.....................     2.20%     1,290,997     1.173834       1,515,416
Hartford Bond HLS Fund --
 Class IB.....................     2.25%     1,145,880     1.172989       1,344,105
Hartford Bond HLS Fund --
 Class IB.....................     2.40%       526,592     1.170513         616,383
Hartford Bond HLS Fund --
 Class IB.....................     2.00%       230,993     1.176720         271,814
Hartford Bond HLS Fund --
 Class IB.....................     2.35%     1,047,009     1.170899       1,225,942
Hartford Bond HLS Fund --
 Class IB.....................     1.40%     1,311,057     1.371476       1,798,083
Hartford Bond HLS Fund --
 Class IB.....................     1.55%        63,283     1.363221          86,269
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%        39,372     1.530884          60,273
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%       173,242     1.521684         263,620
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%    13,054,882     0.968238      12,640,233
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.85%     1,017,290     0.964371         981,045
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%     1,702,675     0.963104       1,639,853
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%    19,461,641     0.959247      18,668,521
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.20%       459,036     0.957206         439,392
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.25%       925,544     0.956517         885,298
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.40%       397,700     0.954495         379,602
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%       165,204     0.959560         158,523

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.35%       697,135   $ 0.954820  $      665,639
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%     6,274,903     1.539851       9,662,416
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.55%       433,244     1.530586         663,117
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%        84,848     1.109457          94,136
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%       675,787     1.122715         758,715
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.55%        38,142     1.115948          42,564
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%        40,181     1.149880          46,204
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%       147,582     1.142920         168,675
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%     8,515,070     0.989331       8,424,222
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.85%       561,249     0.985370         553,038
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%       989,285     0.984066         973,522
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%    17,166,508     0.980127      16,825,358
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.20%       788,104     0.978046         770,802
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.25%     1,083,010     0.977347       1,058,477
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.40%       738,736     0.975265         720,463
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%        61,181     0.980466          59,986
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.35%       820,906     0.975592         800,869
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%     2,256,078     1.156620       2,609,426
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.55%        43,214     1.149611          49,680
Hartford Focus HLS Fund --
 Class IB.....................     1.40%         1,490     0.963308           1,435
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%       188,842     1.640868         309,865
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.55%        27,222     1.630988          44,398
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%         2,037     0.777330           1,584
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.40%        60,414     0.971460          58,690
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%         1,186     1.556618           1,845
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%           257     1.548076             398
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%       442,299     1.565738         692,525
Hartford Global Health HLS
 Fund -- Class IB.............     1.55%        73,184     1.557143         113,957
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%         8,586     1.530376          13,139
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%     1,198,560     1.548670       1,856,174
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.55%       101,705     1.539340         156,559
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%           877     0.447058             392
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%     1,153,481     0.452186         521,588
Hartford Global Technology HLS
 Fund -- Class IB.............     1.55%         4,839     0.449688           2,176
Hartford Growth HLS Fund --
 Class IB.....................     1.40%         8,967     1.118468          10,029
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%        12,932     1.083781          14,016
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%         3,784     1.179809           4,464
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%       314,036     1.193923         374,935
Hartford High Yield HLS
 Fund -- Class IB.............     1.55%        37,395     1.186707          44,377
Hartford Index HLS Fund --
 Class IB.....................     1.60%         1,594     4.121300           6,571
Hartford Index HLS Fund --
 Class IB.....................     1.40%       302,268     4.145460       1,253,039
Hartford Index HLS Fund --
 Class IB.....................     1.55%        33,413     4.120472         137,677
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%         3,798     1.031630           3,918
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%        14,045     1.313316          18,446
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%       898,958     0.905902         814,367
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.85%        81,429     0.902248          73,469
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%       295,959     0.901058         266,676
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%     2,185,938     0.897448       1,961,765

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.20%       154,039   $ 0.895540  $      137,948
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.25%       459,355     0.894898         411,076
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.40%       102,923     0.893007          91,911
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.35%        43,618     0.893302          38,964
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%     1,077,782     0.930899       1,003,307
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.55%        45,473     0.925282          42,075
Hartford MidCap HLS Fund --
 Class IB.....................     1.75%        40,690     2.718683         110,622
Hartford MidCap HLS Fund --
 Class IB.....................     1.40%     1,645,679     2.751199       4,527,591
Hartford MidCap HLS Fund --
 Class IB.....................     1.55%       133,183     2.734627         364,205
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%       244,551     1.193452         291,860
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.55%        89,881     1.188675         106,839
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%        22,700     1.182356          26,840
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%     8,867,621     1.084814       9,619,720
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%    13,080,403     1.072666      14,030,903
Hartford Money Market HLS
 Fund -- Class IA.............     1.55%     1,032,144     1.077511       1,112,146
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%     6,794,785     1.020252       6,932,393
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%     3,314,227     1.015299       3,364,932
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     1,292,728     1.078497       1,394,203
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%     4,094,910     1.071226       4,386,574
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%     9,621,666     1.059640      10,195,502
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%        22,346     1.115421          24,925
Hartford Money Market HLS
 Fund -- Class IA.............     1.90%       317,102     1.014313         321,641
Hartford Money Market HLS
 Fund -- Class IA.............     2.05%     3,507,045     1.009369       3,539,903
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%     5,732,271     0.991066       5,681,059
Hartford Money Market HLS
 Fund -- Class IB.............     1.85%        42,445     0.987119          41,898
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%       839,196     0.985772         827,256
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%     8,387,058     0.981839       8,234,741
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%       891,203     1.056644         941,684
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%       144,520     1.068197         154,375
Hartford Money Market HLS
 Fund -- Class IA.............     2.10%     1,092,069     1.065930       1,164,069
Hartford Money Market HLS
 Fund -- Class IA.............     2.35%       159,677     1.054398         168,363
Hartford Money Market HLS
 Fund -- Class IA.............     2.25%       106,329     1.006508         107,021
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%       650,671     1.057396         688,017
Hartford Money Market HLS
 Fund -- Class IB.............     2.20%       173,010     0.979752         169,507
Hartford Money Market HLS
 Fund -- Class IB.............     2.25%       311,451     0.979069         304,932
Hartford Money Market HLS
 Fund -- Class IB.............     2.40%       160,485     0.976982         156,791
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%        21,255     0.982172          20,876
Hartford Money Market HLS
 Fund -- Class IB.............     2.35%       171,129     0.977299         167,244
Hartford Money Market HLS
 Fund -- Class IA.............     0.95%       144,071     1.094789         157,728
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%       476,404     1.081186         515,081
Hartford Money Market HLS
 Fund -- Class IA.............     2.30%       388,498     1.006168         390,895
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%       751,346     1.121953         842,975
Hartford Money Market HLS
 Fund -- Class IB.............     1.55%        55,381     1.115169          61,759
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%     1,905,240     1.065846       2,030,692
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%         5,888     2.693264          15,858
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%       188,691     2.725422         514,263
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.55%        15,501     2.709041          41,992
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%        14,166     1.189337          16,848

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%     1,716,448   $ 0.981976  $    1,685,511
Hartford Small Company HLS
 Fund -- Class IB.............     1.85%        87,533     0.978052          85,611
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%       264,898     0.976757         258,741
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%     2,415,885     0.972851       2,350,297
Hartford Small Company HLS
 Fund -- Class IB.............     2.20%       109,806     0.970774         106,596
Hartford Small Company HLS
 Fund -- Class IB.............     2.25%       142,727     0.970074         138,455
Hartford Small Company HLS
 Fund -- Class IB.............     2.40%       284,870     0.968020         275,760
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       107,330     0.973166         104,450
Hartford Small Company HLS
 Fund -- Class IB.............     2.35%       272,578     0.968343         263,949
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     1,223,671     1.203552       1,472,752
Hartford Small Company HLS
 Fund -- Class IB.............     1.55%       167,965     1.196283         200,934
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%        38,393     1.078920          41,423
Hartford Stock HLS Fund --
 Class IB.....................     1.75%         1,406     0.972554           1,367
Hartford Stock HLS Fund --
 Class IB.....................     1.70%     4,904,719     0.825297       4,047,850
Hartford Stock HLS Fund --
 Class IB.....................     1.85%       160,933     0.821994         132,286
Hartford Stock HLS Fund --
 Class IB.....................     1.90%     1,145,858     0.820890         940,624
Hartford Stock HLS Fund --
 Class IB.....................     2.05%     8,505,815     0.817607       6,954,415
Hartford Stock HLS Fund --
 Class IB.....................     2.20%       153,550     0.815877         125,277
Hartford Stock HLS Fund --
 Class IB.....................     2.25%       381,029     0.815295         310,651
Hartford Stock HLS Fund --
 Class IB.....................     2.40%        57,774     0.813561          47,002
Hartford Stock HLS Fund --
 Class IB.....................     2.00%        32,146     0.817881          26,291
Hartford Stock HLS Fund --
 Class IB.....................     2.35%       228,849     0.813832         186,244
Hartford Stock HLS Fund --
 Class IB.....................     1.40%     6,255,434     0.984211       6,156,668
Hartford Stock HLS Fund --
 Class IB.....................     1.55%       410,964     0.978251         402,026
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.75%        15,587     1.068567          16,656
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%       691,324     1.074837         743,061
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.55%        27,096     1.072138          29,051
Hartford Value HLS Fund --
 Class IB.....................     1.40%        12,553     0.960952          12,063
Hartford Value HLS Fund --
 Class IB.....................     1.55%        35,343     0.957103          33,826
Hartford Value HLS Fund --
 Class IB.....................     1.60%         3,467     0.955846           3,314
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%         9,275     1.109648          10,292
Huntington VA Income Equity
 Fund.........................     1.70%         2,206    11.850404          26,138
Huntington VA Income Equity
 Fund.........................     1.85%           228    11.827653           2,695
Huntington VA Income Equity
 Fund.........................     2.05%        25,828    11.797373         304,696
Huntington VA Income Equity
 Fund.........................     2.20%         3,794    11.774718          44,671
Huntington VA Income Equity
 Fund.........................     2.35%         3,306    11.748526          38,845
Huntington VA Dividend Capture
 Fund.........................     1.70%         4,086    12.197239          49,836
Huntington VA Dividend Capture
 Fund.........................     1.85%           333    12.173845           4,055
Huntington VA Dividend Capture
 Fund.........................     2.05%        25,830    12.142679         313,646
Huntington VA Dividend Capture
 Fund.........................     2.20%         6,936    12.119356          84,064
Huntington VA Dividend Capture
 Fund.........................     2.35%         3,304    12.092405          39,955
Huntington VA Growth Fund.....     1.85%           231    11.680523           2,702
Huntington VA Growth Fund.....     2.05%        14,913    11.650625         173,746
Huntington VA Growth Fund.....     2.20%         4,645    11.628251          54,015
Huntington VA Growth Fund.....     1.70%         3,533    11.702990          41,343
Huntington VA Growth Fund.....     2.35%         1,783    11.602372          20,693
Huntington VA Mid Corp America
 Fund.........................     1.70%         2,791    12.923624          36,072
Huntington VA Mid Corp America
 Fund.........................     1.85%           311    12.898823           4,015

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Huntington VA Mid Corp America
 Fund.........................     2.05%        15,157   $12.865795  $      195,009
Huntington VA Mid Corp America
 Fund.........................     2.20%         5,863    12.841090          75,285
Huntington VA Mid Corp America
 Fund.........................     2.35%           862    12.812513          11,049
Huntington VA New Economy
 Fund.........................     1.70%         1,004    12.927692          12,985
Huntington VA New Economy
 Fund.........................     1.85%           204    12.902861           2,632
Huntington VA New Economy
 Fund.........................     2.05%         7,299    12.869831          93,933
Huntington VA New Economy
 Fund.........................     2.20%         4,439    12.845126          57,021
Huntington VA New Economy
 Fund.........................     2.35%         1,438    12.816543          18,436
Huntington VA Rotating Markets
 Fund.........................     1.70%         2,907    12.652208          36,780
Huntington VA Rotating Markets
 Fund.........................     1.85%           216    12.627922           2,722
Huntington VA Rotating Markets
 Fund.........................     2.05%        12,414    12.595605         156,364
Huntington VA Rotating Markets
 Fund.........................     2.20%         4,340    12.571414          54,564
Huntington VA Rotating Markets
 Fund.........................     2.35%         1,310    12.543441          16,435
Jennison 20/20 Focus
 Portfolio -- Class II........     1.40%         7,524     9.259937          69,670
Jennison 20/20 Focus
 Portfolio -- Class II........     1.55%         9,064     9.211107          83,493
Jennison 20/20 Focus
 Portfolio -- Class II........     1.60%           100     9.205982             918
Jennison 20/20 Focus
 Portfolio -- Class II........     1.75%           731     9.157409           6,693
Jennison 20/20 Focus
 Portfolio -- Class II........     1.65%        40,612     0.939158          38,142
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%         2,286     0.935164           2,138
Jennison 20/20 Focus
 Portfolio -- Class II........     2.00%        64,737     0.929884          60,198
Jennison 20/20 Focus
 Portfolio -- Class II........     1.70%         9,404     0.937825           8,819
Nations Marsico International
 Opportunities Portfolio......     1.70%     1,602,744     1.101687       1,765,723
Nations Marsico International
 Opportunities Portfolio......     1.85%       104,662     1.097277         114,843
Nations Marsico International
 Opportunities Portfolio......     1.90%       353,374     1.095837         387,241
Nations Marsico International
 Opportunities Portfolio......     2.05%     9,754,292     1.091459      10,646,410
Nations Marsico International
 Opportunities Portfolio......     2.20%       256,459     1.089131         279,318
Nations Marsico International
 Opportunities Portfolio......     2.25%       456,332     1.088369         496,658
Nations Marsico International
 Opportunities Portfolio......     2.40%       555,440     1.086053         603,237
Nations Marsico International
 Opportunities Portfolio......     2.00%       134,328     1.091826         146,663
Nations Marsico International
 Opportunities Portfolio......     2.35%       643,045     1.086418         698,616
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.75%         1,026     7.365984           7,559
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.00%         8,145     9.433476          76,839
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.05%        14,907     9.424894         140,500
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.75%        20,428     8.121040         165,900
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.65%         3,245    10.039523          32,577
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.70%        12,405    10.030385         124,429
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.00%        31,079     9.975779         310,038
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.05%        48,309     9.966707         481,478
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%       704,221     7.628186       5,371,927
MFS Capital Opportunities
 Series -- Class INIT.........     1.65%       354,239     7.542747       2,671,937
MFS Capital Opportunities
 Series -- Class INIT.........     1.55%       116,256     7.576803         880,846
MFS Capital Opportunities
 Series -- Class INIT.........     1.70%       215,876     5.719048       1,234,604
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%        80,366     5.691224         457,381
MFS Capital Opportunities
 Series -- Class INIT.........     1.60%        36,272     7.583687         275,074
MFS Capital Opportunities
 Series -- Class INIT.........     1.75%        98,742     7.532623         743,785
MFS Capital Opportunities
 Series -- Class INIT.........     2.00%       205,328     7.451069       1,529,915
MFS Capital Opportunities
 Series -- Class INIT.........     1.90%        21,177     5.685704         120,404
MFS Capital Opportunities
 Series -- Class INIT.........     2.05%       203,142     5.658051       1,149,388

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
MFS Capital Opportunities
 Series -- Class INIT.........     2.20%        22,442   $ 7.429944  $      166,744
MFS Capital Opportunities
 Series -- Class INIT.........     1.95%        27,075     7.511279         203,367
MFS Capital Opportunities
 Series -- Class INIT.........     2.10%        15,424     7.495316         115,604
MFS Capital Opportunities
 Series -- Class INIT.........     2.35%        10,532     7.414145          78,088
MFS Capital Opportunities
 Series -- Class INIT.........     2.25%           972     5.642001           5,482
MFS Capital Opportunities
 Series -- Class INIT.........     2.15%         7,040     7.435228          52,342
MFS Capital Opportunities
 Series -- Class INIT.........     0.95%           233     8.215084           1,918
MFS Capital Opportunities
 Series -- Class INIT.........     1.35%        13,898     8.112936         112,755
MFS Capital Opportunities
 Series -- Class INIT.........     2.30%        13,777     5.640114          77,704
MFS Capital Opportunities
 Series -- Class INIT.........     1.10%            54     8.163263             442
MFS Capital Opportunities
 Series -- Class INIT.........     1.80%        33,307     7.494780         249,628
MFS Emerging Growth Series --
 Class INIT...................     1.40%       880,048     6.725746       5,918,979
MFS Emerging Growth Series --
 Class INIT...................     1.65%       455,799     6.650406       3,031,246
MFS Emerging Growth Series --
 Class INIT...................     1.55%       115,944     6.680438         774,559
MFS Emerging Growth Series --
 Class INIT...................     1.70%       200,884     4.436852         891,295
MFS Emerging Growth Series --
 Class INIT...................     1.85%        34,096     4.415265         150,545
MFS Emerging Growth Series --
 Class INIT...................     1.60%        17,080     6.686511         114,207
MFS Emerging Growth Series --
 Class INIT...................     1.75%       189,031     6.641472       1,255,446
MFS Emerging Growth Series --
 Class INIT...................     2.00%       172,521     6.569559       1,133,390
MFS Emerging Growth Series --
 Class INIT...................     1.90%        19,088     4.410970          84,197
MFS Emerging Growth Series --
 Class INIT...................     2.05%       132,193     4.389508         580,263
MFS Emerging Growth Series --
 Class INIT...................     2.20%         5,254     6.550948          34,422
MFS Emerging Growth Series --
 Class INIT...................     1.95%         9,821     6.622651          65,039
MFS Emerging Growth Series --
 Class INIT...................     2.10%        15,069     6.608571          99,582
MFS Emerging Growth Series --
 Class INIT...................     2.35%         5,324     6.537013          34,805
MFS Emerging Growth Series --
 Class INIT...................     2.25%         8,744     4.377069          38,274
MFS Emerging Growth Series --
 Class INIT...................     2.40%         1,509     4.367772           6,589
MFS Emerging Growth Series --
 Class INIT...................     2.15%         9,990     6.555592          65,491
MFS Emerging Growth Series --
 Class INIT...................     1.35%        28,019     6.791141         190,278
MFS Emerging Growth Series --
 Class INIT...................     2.30%         2,048     4.375601           8,960
MFS Emerging Growth Series --
 Class INIT...................     1.80%        60,291     6.608113         398,412
MFS Global Equity Series --
 Class INIT...................     1.40%        68,426    10.336359         707,276
MFS Global Equity Series --
 Class INIT...................     1.65%        48,769    10.220648         498,451
MFS Global Equity Series --
 Class INIT...................     1.55%        12,798    10.266783         131,390
MFS Global Equity Series --
 Class INIT...................     1.70%        24,846     9.270460         230,333
MFS Global Equity Series --
 Class INIT...................     1.85%         1,138     9.225433          10,494
MFS Global Equity Series --
 Class INIT...................     1.60%         2,116    10.276104          21,748
MFS Global Equity Series --
 Class INIT...................     1.75%        30,074    10.206949         306,961
MFS Global Equity Series --
 Class INIT...................     2.00%       125,659    10.096520       1,268,715
MFS Global Equity Series --
 Class INIT...................     1.90%         2,968     9.216435          27,354
MFS Global Equity Series --
 Class INIT...................     2.05%        46,948     9.171657         430,593
MFS Global Equity Series --
 Class INIT...................     2.35%         1,424    10.046478          14,304
MFS Global Equity Series --
 Class INIT...................     2.15%           305    10.075031           3,075
MFS Global Equity Series --
 Class INIT...................     1.95%         5,485    10.178021          55,831
MFS Global Equity Series --
 Class INIT...................     1.35%         3,165    10.791504          34,155
MFS Global Equity Series --
 Class INIT...................     1.80%         8,054    10.155708          81,789
MFS High Income Series --
 Class INIT...................     1.40%       624,932    10.954533       6,845,842
MFS High Income Series --
 Class INIT...................     1.65%       739,248    10.831964       8,007,507

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
MFS High Income Series --
 Class INIT...................     1.55%        95,200   $10.880843  $    1,035,852
MFS High Income Series --
 Class INIT...................     1.70%       532,292    10.962068       5,835,019
MFS High Income Series --
 Class INIT...................     1.85%        30,187    10.908809         329,305
MFS High Income Series --
 Class INIT...................     1.60%        33,330    10.890772         362,984
MFS High Income Series --
 Class INIT...................     1.75%       810,083    10.817477       8,763,056
MFS High Income Series --
 Class INIT...................     2.00%     1,043,140    10.700498      11,162,117
MFS High Income Series --
 Class INIT...................     1.90%        20,846    10.898244         227,190
MFS High Income Series --
 Class INIT...................     2.05%       610,275    10.845292       6,618,615
MFS High Income Series --
 Class INIT...................     2.20%        36,534    10.670177         389,825
MFS High Income Series --
 Class INIT...................     1.95%        26,958    10.786823         290,793
MFS High Income Series --
 Class INIT...................     2.10%        17,929    10.763900         192,989
MFS High Income Series --
 Class INIT...................     2.35%        38,364    10.647511         408,484
MFS High Income Series --
 Class INIT...................     2.25%           836    10.814572           9,046
MFS High Income Series --
 Class INIT...................     2.15%        31,423    10.677756         335,530
MFS High Income Series --
 Class INIT...................     1.35%        82,589    11.238419         928,166
MFS High Income Series --
 Class INIT...................     2.30%        57,828    10.810951         625,176
MFS High Income Series --
 Class INIT...................     0.95%         1,791    11.379739          20,381
MFS High Income Series --
 Class INIT...................     1.80%        48,788    10.763173         525,112
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%       966,721     7.209750       6,969,815
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%       558,356     7.129019       3,980,532
MFS Investors Growth Stock
 Series -- Class INIT.........     1.55%       147,359     7.161204       1,055,265
MFS Investors Growth Stock
 Series -- Class INIT.........     1.70%       583,150     5.602114       3,266,871
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%        58,808     5.574876         327,845
MFS Investors Growth Stock
 Series -- Class INIT.........     1.60%        34,452     7.167716         246,944
MFS Investors Growth Stock
 Series -- Class INIT.........     1.75%       432,493     7.119454       3,079,113
MFS Investors Growth Stock
 Series -- Class INIT.........     2.00%       580,587     7.042384       4,088,716
MFS Investors Growth Stock
 Series -- Class INIT.........     1.90%        45,328     5.569458         252,455
MFS Investors Growth Stock
 Series -- Class INIT.........     2.05%       557,411     5.542378       3,089,382
MFS Investors Growth Stock
 Series -- Class INIT.........     2.20%        18,917     7.022435         132,844
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%        24,945     7.099274         177,090
MFS Investors Growth Stock
 Series -- Class INIT.........     2.10%         2,424     7.084167          17,175
MFS Investors Growth Stock
 Series -- Class INIT.........     2.35%        20,361     7.007495         142,679
MFS Investors Growth Stock
 Series -- Class INIT.........     2.25%         7,875     5.526664          43,521
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%        20,715     7.027413         145,570
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%        56,994     7.526512         428,967
MFS Investors Growth Stock
 Series -- Class INIT.........     2.30%        25,772     5.524814         142,386
MFS Investors Growth Stock
 Series -- Class INIT.........     1.10%            57     7.573204             433
MFS Investors Growth Stock
 Series -- Class INIT.........     1.80%        43,216     7.083702         306,133
MFS Investors Trust Series --
 Class INIT...................     1.40%       918,795     7.632109       7,012,346
MFS Investors Trust Series --
 Class INIT...................     1.65%       410,874     7.546657       3,100,723
MFS Investors Trust Series --
 Class INIT...................     1.55%       150,716     7.580707       1,142,531
MFS Investors Trust Series --
 Class INIT...................     1.70%       363,691     7.475362       2,718,723
MFS Investors Trust Series --
 Class INIT...................     1.85%        35,812     7.439013         266,410
MFS Investors Trust Series --
 Class INIT...................     1.60%        46,573     7.587614         353,375
MFS Investors Trust Series --
 Class INIT...................     1.75%       429,186     7.536513       3,234,564
MFS Investors Trust Series --
 Class INIT...................     2.00%       718,721     7.454958       5,358,033
MFS Investors Trust Series --
 Class INIT...................     1.90%         4,291     7.431781          31,888
MFS Investors Trust Series --
 Class INIT...................     2.05%       597,253     7.395647       4,417,073

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
MFS Investors Trust Series --
 Class INIT...................     2.20%        22,948   $ 7.433837  $      170,593
MFS Investors Trust Series --
 Class INIT...................     1.95%        62,585     7.515157         470,338
MFS Investors Trust Series --
 Class INIT...................     2.10%         4,424     7.499172          33,180
MFS Investors Trust Series --
 Class INIT...................     2.35%        31,845     7.418037         236,228
MFS Investors Trust Series --
 Class INIT...................     2.25%         4,576     7.374698          33,747
MFS Investors Trust Series --
 Class INIT...................     2.15%        26,532     7.439112         197,375
MFS Investors Trust Series --
 Class INIT...................     1.35%        46,911     8.581266         402,557
MFS Investors Trust Series --
 Class INIT...................     2.30%        43,814     7.372223         323,010
MFS Investors Trust Series --
 Class INIT...................     1.80%        55,614     7.498681         417,029
MFS Mid Cap Growth Series --
 Class INIT...................     1.70%       703,200     5.616566       3,949,569
MFS Mid Cap Growth Series --
 Class INIT...................     1.85%        80,746     5.589228         451,308
MFS Mid Cap Growth Series --
 Class INIT...................     1.40%       880,633     5.246307       4,620,069
MFS Mid Cap Growth Series --
 Class INIT...................     1.55%       105,492     5.220130         550,683
MFS Mid Cap Growth Series --
 Class INIT...................     1.65%       485,382     5.202737       2,525,313
MFS Mid Cap Growth Series --
 Class INIT...................     1.80%        62,590     5.176768         324,013
MFS Mid Cap Growth Series --
 Class INIT...................     0.95%           464     5.325653           2,473
MFS Mid Cap Growth Series --
 Class INIT...................     1.60%        87,604     5.215704         456,917
MFS Mid Cap Growth Series --
 Class INIT...................     1.75%       876,257     5.189682       4,547,492
MFS Mid Cap Growth Series --
 Class INIT...................     2.00%     1,079,739     5.146564       5,556,944
MFS Mid Cap Growth Series --
 Class INIT...................     1.90%        28,493     5.583781         159,097
MFS Mid Cap Growth Series --
 Class INIT...................     2.05%       568,293     5.556628       3,157,791
MFS Mid Cap Growth Series --
 Class INIT...................     2.20%        40,499     5.131998         207,842
MFS Mid Cap Growth Series --
 Class INIT...................     2.15%        77,126     5.135644         396,092
MFS Mid Cap Growth Series --
 Class INIT...................     1.95%       147,138     5.174971         761,434
MFS Mid Cap Growth Series --
 Class INIT...................     2.10%         7,789     5.163967          40,220
MFS Mid Cap Growth Series --
 Class INIT...................     2.35%        43,195     5.121071         221,207
MFS Mid Cap Growth Series --
 Class INIT...................     2.25%         6,289     5.540877          34,847
MFS Mid Cap Growth Series --
 Class INIT...................     1.35%       140,719     5.266406         741,085
MFS Mid Cap Growth Series --
 Class INIT...................     2.30%        70,306     5.539022         389,427
MFS New Discovery Series --
 Class INIT...................     1.40%       397,063    11.535228       4,580,217
MFS New Discovery Series --
 Class INIT...................     1.65%       237,646    11.406055       2,710,601
MFS New Discovery Series --
 Class INIT...................     1.55%        29,819    11.457548         341,658
MFS New Discovery Series --
 Class INIT...................     1.70%       376,020     7.556391       2,841,358
MFS New Discovery Series --
 Class INIT...................     1.85%        28,095     7.519643         211,268
MFS New Discovery Series --
 Class INIT...................     1.60%        23,910    11.467979         274,200
MFS New Discovery Series --
 Class INIT...................     1.75%       256,735    11.390754       2,924,401
MFS New Discovery Series --
 Class INIT...................     2.00%       423,123    11.267463       4,767,526
MFS New Discovery Series --
 Class INIT...................     1.90%        12,069     7.512319          90,664
MFS New Discovery Series --
 Class INIT...................     2.05%       304,100     7.475796       2,273,386
MFS New Discovery Series --
 Class INIT...................     2.20%         6,388    11.235558          71,772
MFS New Discovery Series --
 Class INIT...................     1.95%        21,134    11.358493         240,047
MFS New Discovery Series --
 Class INIT...................     2.10%         1,361    11.334344          15,420
MFS New Discovery Series --
 Class INIT...................     2.35%        25,750    11.211676         288,696
MFS New Discovery Series --
 Class INIT...................     2.25%        40,196     7.454638         299,649
MFS New Discovery Series --
 Class INIT...................     2.40%         1,879     7.438770          13,977
MFS New Discovery Series --
 Class INIT...................     2.15%         7,965    11.243527          89,558
MFS New Discovery Series --
 Class INIT...................     0.95%         3,672    12.655700          46,468
MFS New Discovery Series --
 Class INIT...................     2.30%        32,671     7.452130         243,470

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
MFS New Discovery Series --
 Class INIT...................     1.35%        34,907   $12.498397  $      436,279
MFS New Discovery Series --
 Class INIT...................     1.80%        23,643    11.333556         267,954
MFS Total Return Series --
 Class INIT...................     1.40%     1,982,031    11.767538      23,323,630
MFS Total Return Series --
 Class INIT...................     1.65%     1,442,220    11.635848      16,781,457
MFS Total Return Series --
 Class INIT...................     1.55%       152,991    11.688332       1,788,205
MFS Total Return Series --
 Class INIT...................     1.70%     2,204,176    11.033602      24,319,997
MFS Total Return Series --
 Class INIT...................     1.85%       105,067    10.980003       1,153,632
MFS Total Return Series --
 Class INIT...................     1.60%       189,083    11.698987       2,212,076
MFS Total Return Series --
 Class INIT...................     1.75%     2,440,573    11.620241      28,360,044
MFS Total Return Series --
 Class INIT...................     2.00%     2,124,705    11.494584      24,422,604
MFS Total Return Series --
 Class INIT...................     1.30%           827    12.625230          10,443
MFS Total Return Series --
 Class INIT...................     1.90%       111,753    10.969333       1,225,861
MFS Total Return Series --
 Class INIT...................     2.05%     1,632,090    10.916051      17,815,978
MFS Total Return Series --
 Class INIT...................     2.15%       109,286    11.470140       1,253,531
MFS Total Return Series --
 Class INIT...................     2.20%        99,165    11.462018       1,136,629
MFS Total Return Series --
 Class INIT...................     1.95%       121,137    11.587298       1,403,656
MFS Total Return Series --
 Class INIT...................     2.10%       110,137    11.562669       1,273,474
MFS Total Return Series --
 Class INIT...................     2.35%       129,421    11.437631       1,480,265
MFS Total Return Series --
 Class INIT...................     2.25%       121,396    10.885106       1,321,409
MFS Total Return Series --
 Class INIT...................     2.40%         6,924    10.861973          75,212
MFS Total Return Series --
 Class INIT...................     0.95%        10,037    12.779699         128,265
MFS Total Return Series --
 Class INIT...................     1.35%       164,053    12.620993       2,070,510
MFS Total Return Series --
 Class INIT...................     2.30%        76,888    10.881450         836,657
MFS Total Return Series --
 Class INIT...................     1.80%       107,448    11.561918       1,242,308
MFS Value Series --
 Class INIT...................     2.35%        20,623    12.160581         250,788
MFS Value Series --
 Class INIT...................     1.40%        13,506    12.238255         165,286
MFS Value Series --
 Class INIT...................     1.60%         3,212    12.221858          39,255
MFS Value Series --
 Class INIT...................     1.65%         6,452    12.217766          78,835
MFS Value Series --
 Class INIT...................     1.70%        93,777    12.213670       1,145,356
MFS Value Series --
 Class INIT...................     1.75%        15,000    12.209580         183,147
MFS Value Series --
 Class INIT...................     1.90%         3,406    12.197317          41,549
MFS Value Series --
 Class INIT...................     2.00%        80,788    12.189143         984,733
MFS Value Series --
 Class INIT...................     2.05%        57,906    12.185054         705,593
MFS Value Series --
 Class INIT...................     1.35%        13,955    12.242356         170,842
MFS Value Series --
 Class INIT...................     2.30%        11,935    12.164659         145,191
Mutual Discovery Securities
 Fund -- Class 2..............     2.35%         6,500    12.348414          80,267
Mutual Discovery Securities
 Fund -- Class 2..............     1.30%         2,586    12.435649          32,160
Mutual Discovery Securities
 Fund -- Class 2..............     1.40%        21,361    12.427308         265,462
Mutual Discovery Securities
 Fund -- Class 2..............     1.55%           735    12.414821           9,126
Mutual Discovery Securities
 Fund -- Class 2..............     1.60%         3,094    12.410664          38,396
Mutual Discovery Securities
 Fund -- Class 2..............     1.65%        89,055    12.406503       1,104,857
Mutual Discovery Securities
 Fund -- Class 2..............     1.70%       138,578    12.402336       1,718,689
Mutual Discovery Securities
 Fund -- Class 2..............     1.75%        36,901    12.398190         457,505
Mutual Discovery Securities
 Fund -- Class 2..............     1.80%         6,260    12.394034          77,588
Mutual Discovery Securities
 Fund -- Class 2..............     1.90%           467    12.385725           5,784
Mutual Discovery Securities
 Fund -- Class 2..............     2.00%       131,102    12.377434       1,622,711
Mutual Discovery Securities
 Fund -- Class 2..............     2.05%        75,587    12.373277         935,253
Mutual Discovery Securities
 Fund -- Class 2..............     2.10%         1,090    12.369131          13,476

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Mutual Discovery Securities
 Fund -- Class 2..............     2.15%           912   $12.364991  $       11,279
Mutual Discovery Securities
 Fund -- Class 2..............     2.20%           512    12.360851           6,333
Mutual Discovery Securities
 Fund -- Class 2..............     2.25%             0    12.356698               6
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%        21,278    12.431483         264,522
Mutual Discovery Securities
 Fund -- Class 2..............     2.30%        16,818    12.352566         207,749
Nations International Value
 Portfolio....................     1.70%     2,678,147     1.083624       2,902,105
Nations International Value
 Portfolio....................     1.85%       165,077     1.079283         178,166
Nations International Value
 Portfolio....................     1.90%       590,706     1.077837         636,684
Nations International Value
 Portfolio....................     2.05%       359,531     1.073545         385,972
Nations International Value
 Portfolio....................     2.20%        20,054     1.071265          21,483
Nations International Value
 Portfolio....................     2.25%        18,451     1.070495          19,751
Nations International Value
 Portfolio....................     2.40%         5,095     1.068235           5,442
Nations Marisco Focused
 Equities Portfolio...........     1.70%     5,613,869     0.992283       5,570,547
Nations Marisco Focused
 Equities Portfolio...........     1.85%       322,089     0.988321         318,328
Nations Marisco Focused
 Equities Portfolio...........     1.90%       670,358     0.986998         661,642
Nations Marisco Focused
 Equities Portfolio...........     2.05%    14,339,545     0.983062      14,096,661
Nations Marisco Focused
 Equities Portfolio...........     2.20%       400,039     0.980978         392,429
Nations Marisco Focused
 Equities Portfolio...........     2.25%       474,515     0.980288         465,161
Nations Marisco Focused
 Equities Portfolio...........     2.40%       545,976     0.978202         534,075
Nations Marisco Focused
 Equities Portfolio...........     2.00%       196,699     0.983402         193,434
Nations Marisco Focused
 Equities Portfolio...........     2.35%       530,766     0.978525         519,368
Nations Asset Allocation
 Portfolio....................     1.70%     3,450,681     0.936588       3,231,866
Nations Asset Allocation
 Portfolio....................     1.85%        48,323     0.932869          45,079
Nations Asset Allocation
 Portfolio....................     1.90%       289,245     0.931604         269,462
Nations Asset Allocation
 Portfolio....................     2.05%     5,088,765     0.927897       4,721,850
Nations Asset Allocation
 Portfolio....................     2.20%        64,964     0.925916          60,152
Nations Asset Allocation
 Portfolio....................     2.25%        75,817     0.925259          70,151
Nations Asset Allocation
 Portfolio....................     2.40%       221,669     0.923305         204,668
Nations Asset Allocation
 Portfolio....................     2.35%        15,879     0.923612          14,666
Nations Capital Growth
 Portfolio....................     1.70%     1,156,595     0.751392         869,056
Nations Capital Growth
 Portfolio....................     1.85%        40,209     0.748393          30,092
Nations Capital Growth
 Portfolio....................     1.90%        70,118     0.747392          52,406
Nations Capital Growth
 Portfolio....................     2.05%     5,570,963     0.744388       4,146,958
Nations Capital Growth
 Portfolio....................     2.20%       494,304     0.742805         367,171
Nations Capital Growth
 Portfolio....................     2.25%       244,653     0.742281         181,601
Nations Capital Growth
 Portfolio....................     2.40%       198,177     0.740704         146,791
Nations Capital Growth
 Portfolio....................     2.00%         2,987     0.744640           2,224
Nations Capital Growth
 Portfolio....................     2.35%       233,063     0.740954         172,689
Nations High Yield Bond
 Portfolio....................     2.05%     9,545,638     1.295499      12,366,365
Nations High Yield Bond
 Portfolio....................     1.70%     4,603,496     1.307637       6,019,702
Nations High Yield Bond
 Portfolio....................     1.85%       256,354     1.302414         333,879
Nations High Yield Bond
 Portfolio....................     1.90%       688,861     1.300673         895,983
Nations High Yield Bond
 Portfolio....................     2.40%       130,441     1.289080         168,149
Nations High Yield Bond
 Portfolio....................     2.20%       954,315     1.292748       1,233,689
Nations High Yield Bond
 Portfolio....................     2.25%       423,780     1.291815         547,445
Nations High Yield Bond
 Portfolio....................     2.00%       104,781     1.295940         135,790
Nations High Yield Bond
 Portfolio....................     2.35%       342,067     1.289510         441,099
Nations Marisco Growth
 Portfolio....................     1.70%     2,992,263     0.945372       2,828,801

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Nations Marisco Growth
 Portfolio....................     1.85%       339,402   $ 0.941585  $      319,576
Nations Marisco Growth
 Portfolio....................     1.90%       606,196     0.940346         570,034
Nations Marisco Growth
 Portfolio....................     2.05%     7,045,020     0.936572       6,598,169
Nations Marisco Growth
 Portfolio....................     2.20%       205,799     0.934576         192,335
Nations Marisco Growth
 Portfolio....................     2.25%       544,212     0.933923         508,252
Nations Marisco Growth
 Portfolio....................     2.40%       438,428     0.931930         408,584
Nations Marisco Growth
 Portfolio....................     2.00%       103,022     0.936885          96,520
Nations Marisco Growth
 Portfolio....................     2.35%       381,610     0.932250         355,756
Nations Marsico 21st Century
 Portfolio....................     2.05%       813,012     1.143092         929,348
Nations Marsico 21st Century
 Portfolio....................     1.70%       839,001     1.153813         968,050
Nations Marsico 21st Century
 Portfolio....................     1.85%       120,816     1.149222         138,845
Nations Marsico 21st Century
 Portfolio....................     1.90%       208,392     1.147707         239,173
Nations Marsico 21st Century
 Portfolio....................     2.40%       192,940     1.137441         219,458
Nations Marsico 21st Century
 Portfolio....................     2.20%        41,549     1.140665          47,393
Nations Marsico 21st Century
 Portfolio....................     2.25%        34,390     1.139859          39,199
Nations Marsico 21st Century
 Portfolio....................     2.35%        10,160     1.137816          11,560
Nations Midcap Growth
 Portfolio....................     1.70%     5,009,832     0.678494       3,399,141
Nations Midcap Growth
 Portfolio....................     1.85%       203,442     0.675781         137,483
Nations Midcap Growth
 Portfolio....................     1.90%       905,286     0.674878         610,957
Nations Midcap Growth
 Portfolio....................     2.05%    17,462,545     0.672184      11,738,044
Nations Midcap Growth
 Portfolio....................     2.20%       739,094     0.670757         495,752
Nations Midcap Growth
 Portfolio....................     2.25%     1,174,170     0.670288         787,032
Nations Midcap Growth
 Portfolio....................     2.40%       894,178     0.668854         598,075
Nations Midcap Growth
 Portfolio....................     2.00%        67,865     0.672416          45,633
Nations Midcap Growth
 Portfolio....................     2.35%       787,262     0.669080         526,741
Nations Small Company
 Portfolio....................     1.70%     2,721,654     0.973579       2,649,746
Nations Small Company
 Portfolio....................     1.85%       126,018     0.969674         122,196
Nations Small Company
 Portfolio....................     1.90%       445,784     0.968387         431,692
Nations Small Company
 Portfolio....................     2.05%     9,699,008     0.964528       9,354,965
Nations Small Company
 Portfolio....................     2.20%       304,698     0.962455         293,258
Nations Small Company
 Portfolio....................     2.25%       652,943     0.961789         627,993
Nations Small Company
 Portfolio....................     2.40%       389,516     0.959744         373,836
Nations Small Company
 Portfolio....................     2.00%        41,044     0.964848          39,601
Nations Small Company
 Portfolio....................     2.35%       334,103     0.960052         320,756
Nations Value Portfolio.......     1.70%     4,098,139     0.936655       3,838,542
Nations Value Portfolio.......     1.85%       272,655     0.932907         254,362
Nations Value Portfolio.......     1.90%       768,531     0.931655         716,005
Nations Value Portfolio.......     2.05%    16,000,029     0.927946      14,847,164
Nations Value Portfolio.......     2.20%       266,278     0.925950         246,560
Nations Value Portfolio.......     2.25%       917,288     0.925301         848,767
Nations Value Portfolio.......     2.40%       484,204     0.923332         447,081
Nations Value Portfolio.......     2.00%       218,636     0.928253         202,949
Nations Value Portfolio.......     2.35%       624,702     0.923645         577,003
Jennison Portfolio --
 Class II.....................     1.40%        36,291     5.449584         197,770
Jennison Portfolio --
 Class II.....................     1.55%        21,598     5.420831         117,082
Jennison Portfolio --
 Class II.....................     1.60%         1,411     5.417816           7,646
Jennison Portfolio --
 Class II.....................     1.75%        20,317     5.389221         109,492
Jennison Portfolio --
 Class II.....................     1.65%       175,641     0.772650         135,709

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Jennison Portfolio --
 Class II.....................     1.80%        25,569   $ 0.769383  $       19,673
Jennison Portfolio --
 Class II.....................     2.00%       204,207     0.765026         156,224
Jennison Portfolio --
 Class II.....................     1.70%        34,318     0.771563          26,479
Jennison Portfolio --
 Class II.....................     2.35%        26,405     0.761248          20,101
Prudential Value Portfolio --
 Class II.....................     2.00%        77,558     0.893303          69,284
Prudential Value Portfolio --
 Class II.....................     1.40%        35,362     0.907749          32,100
Prudential Value Portfolio --
 Class II.....................     1.55%         6,699     0.904125           6,056
Prudential Value Portfolio --
 Class II.....................     1.65%        97,527     0.901700          87,940
Prudential Value Portfolio --
 Class II.....................     1.70%        13,526     0.900515          12,180
Prudential Value Portfolio --
 Class II.....................     1.80%         3,970     0.898114           3,565
Prudential Value Portfolio --
 Class II.....................     2.10%         1,460     0.894846           1,306
Prudential Value Portfolio --
 Class II.....................     2.15%         6,461     0.891419           5,759
Salomon Brothers Variable All
 Cap Fund.....................     1.75%        27,102     1.202804          32,599
Salomon Brothers Variable All
 Cap Fund.....................     1.60%        41,177     1.210075          49,827
Salomon Brothers Variable All
 Cap Fund.....................     1.40%     2,208,053     1.217162       2,687,558
Salomon Brothers Variable All
 Cap Fund.....................     1.55%        98,691     1.209843         119,401
Salomon Brothers Variable High
 Yield Bond Fund..............     1.75%        34,320     1.316219          45,172
Salomon Brothers Variable High
 Yield Bond Fund..............     1.40%       158,461     1.331938         211,060
Salomon Brothers Variable
 Investors Fund...............     1.40%       686,965     1.087128         746,819
Salomon Brothers Variable
 Investors Fund...............     1.55%        39,881     1.080564          43,094
Salomon Brothers Variable
 Total Return Fund............     1.75%        53,793     1.087777          58,515
Salomon Brothers Variable
 Total Return Fund............     1.40%       254,571     1.100760         280,221
Salomon Brothers Variable
 Total Return Fund............     1.55%        59,417     1.094146          65,011
Prudential Jennison
 International Growth
 Portfolio -- Class II........     1.40%         2,090     0.771651           1,613
Prudential Jennison
 International Growth
 Portfolio -- Class II........     1.75%         4,429     0.764467           3,385
STI Classic VT Capital
 Appreciation Fund............     1.70%         9,331    11.752110         109,660
STI Classic VT Capital
 Appreciation Fund............     1.85%         1,315    11.729521          15,426
STI Classic VT Capital
 Appreciation Fund............     2.05%       130,996    11.699499       1,532,590
STI Classic VT Capital
 Appreciation Fund............     2.20%         4,049    11.677021          47,277
STI Classic VT Capital
 Appreciation Fund............     2.25%        42,481    11.669557         495,738
STI Classic VT Capital
 Appreciation Fund............     2.00%           390    11.703415           4,560
STI Classic VT Capital
 Appreciation Fund............     2.35%        39,742    11.651033         463,034
STI Classic VT Growth & Income
 Fund.........................     1.70%         3,462    12.990742          44,970
STI Classic VT Growth & Income
 Fund.........................     1.85%         2,398    12.965810          31,091
STI Classic VT Growth & Income
 Fund.........................     2.05%        76,666    12.932629         991,499
STI Classic VT Growth & Income
 Fund.........................     2.20%         4,753    12.907791          61,353
STI Classic VT Growth & Income
 Fund.........................     2.25%        44,331    12.899537         571,848
STI Classic VT Growth & Income
 Fund.........................     2.00%           215    12.936973           2,787
STI Classic VT Growth & Income
 Fund.........................     2.35%        25,693    12.879095         330,904
STI Classic VT Mid-Cap Equity
 Fund.........................     1.70%         4,461    12.838644          57,268
STI Classic VT Mid-Cap Equity
 Fund.........................     1.85%         1,326    12.813987          16,985
STI Classic VT Mid-Cap Equity
 Fund.........................     1.90%           206    12.805781           2,638
STI Classic VT Mid-Cap Equity
 Fund.........................     2.05%        37,690    12.781200         481,724
STI Classic VT Mid-Cap Equity
 Fund.........................     2.20%           213    12.756670           2,721
STI Classic VT Mid-Cap Equity
 Fund.........................     2.25%        16,896    12.748492         215,399
STI Classic VT Mid-Cap Equity
 Fund.........................     2.00%           123    12.785490           1,574
STI Classic VT Mid-Cap Equity
 Fund.........................     2.35%        14,804    12.728275         188,434
STI Classic VT Value Income
 Stock Fund...................     1.70%         3,287    12.991193          42,704

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
STI Classic VT Value Income
 Stock Fund...................     2.05%        34,092   $12.933079  $      440,916
STI Classic VT Value Income
 Stock Fund...................     2.20%         1,588    12.908254          20,495
STI Classic VT Value Income
 Stock Fund...................     2.25%         5,234    12.899987          67,519
STI Classic VT Value Income
 Stock Fund...................     2.35%           583    12.879554           7,509
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.40%       107,044    10.480643       1,121,890
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.65%        59,034    10.363275         611,790
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.55%        15,888    10.410044         165,399
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.70%        81,000    12.497086       1,012,262
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.85%        21,624    12.436355         268,921
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.60%        30,499    10.419579         317,787
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.75%        85,380    10.349402         883,636
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.00%       105,865    10.237356       1,083,776
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.90%         2,369    12.424247          29,439
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.05%        69,281    12.363872         856,580
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.20%         1,201    10.208376          12,265
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.95%         1,064    10.320069          10,976
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.10%           915    10.298143           9,421
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.35%           555    10.186685           5,654
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.25%           300    12.328852           3,700
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.15%         2,755    10.215611          28,146
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.35%         5,703    12.067090          68,814
Templeton Developing Markets
 Securities Fund --
 Class 1......................     2.30%         6,542    12.324720          80,629
Templeton Developing Markets
 Securities Fund --
 Class 1......................     1.80%        11,279    10.297373         116,143
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%       521,476     9.150633       4,771,834
Templeton Foreign Securities
 Fund -- Class 2..............     1.65%       305,702     9.048175       2,766,042
Templeton Foreign Securities
 Fund -- Class 2..............     1.55%        80,141     9.089033         728,407
Templeton Foreign Securities
 Fund -- Class 2..............     1.70%       696,860     8.679942       6,048,705
Templeton Foreign Securities
 Fund -- Class 2..............     1.85%        20,020     8.637769         172,930
Templeton Foreign Securities
 Fund -- Class 2..............     1.60%        13,810     9.097299         125,633
Templeton Foreign Securities
 Fund -- Class 2..............     1.75%       409,211     9.036033       3,697,644
Templeton Foreign Securities
 Fund -- Class 2..............     2.00%       670,050     8.938244       5,989,075
Templeton Foreign Securities
 Fund -- Class 2..............     1.90%        28,487     8.629339         245,822
Templeton Foreign Securities
 Fund -- Class 2..............     2.05%       465,965     8.587413       4,001,430
Templeton Foreign Securities
 Fund -- Class 2..............     2.20%        32,674     8.912902         291,216
Templeton Foreign Securities
 Fund -- Class 2..............     1.95%        17,701     9.010420         159,496
Templeton Foreign Securities
 Fund -- Class 2..............     2.10%         2,898     8.991276          26,054
Templeton Foreign Securities
 Fund -- Class 2..............     2.35%        38,308     8.893951         340,708
Templeton Foreign Securities
 Fund -- Class 2..............     2.25%         3,546     8.563086          30,367
Templeton Foreign Securities
 Fund -- Class 2..............     2.40%         4,696     8.544872          40,124
Templeton Foreign Securities
 Fund -- Class 2..............     2.15%        28,526     8.919245         254,431
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%        95,524     9.522636         909,643
Templeton Foreign Securities
 Fund -- Class 2..............     2.30%        36,803     8.560219         315,038
Templeton Foreign Securities
 Fund -- Class 2..............     0.95%           907     9.642470           8,748
Templeton Foreign Securities
 Fund -- Class 2..............     1.80%        64,950     8.990644         583,943
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.40%       116,813    11.680808       1,364,476
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.65%        84,575    11.550058         976,848
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.55%        46,772    11.602175         542,655
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.70%         4,971    10.922887          54,295

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.85%         4,408   $10.869822  $       47,911
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.60%        14,869    11.612756         172,674
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.75%         3,313    11.534584          38,218
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.00%         4,104    11.409818          46,827
Templeton Global Asset
 Allocation Fund --
 Class 2......................     2.05%         1,799    10.806476          19,443
Templeton Global Asset
 Allocation Fund --
 Class 2......................     0.95%         2,581    12.252158          31,623
Templeton Global Asset
 Allocation Fund --
 Class 2......................     1.80%         5,216    11.476653          59,862
Templeton Growth Securities
 Fund -- Class 2..............     1.40%       387,096    10.829521       4,192,061
Templeton Growth Securities
 Fund -- Class 2..............     1.65%       393,936    10.708307       4,218,382
Templeton Growth Securities
 Fund -- Class 2..............     1.55%        62,610    10.756648         673,472
Templeton Growth Securities
 Fund -- Class 2..............     1.70%     1,597,611    10.592003      16,921,902
Templeton Growth Securities
 Fund -- Class 2..............     1.85%        41,655    10.540551         439,068
Templeton Growth Securities
 Fund -- Class 2..............     1.60%        26,350    10.766435         283,697
Templeton Growth Securities
 Fund -- Class 2..............     1.75%       873,532    10.693952       9,341,508
Templeton Growth Securities
 Fund -- Class 2..............     2.00%       834,792    10.578257       8,830,641
Templeton Growth Securities
 Fund -- Class 2..............     1.30%         2,921    11.555589          33,757
Templeton Growth Securities
 Fund -- Class 2..............     1.90%       115,758    10.530284       1,218,964
Templeton Growth Securities
 Fund -- Class 2..............     2.05%       354,374    10.479118       3,713,522
Templeton Growth Securities
 Fund -- Class 2..............     2.20%        26,062    10.548268         274,911
Templeton Growth Securities
 Fund -- Class 2..............     1.95%        43,557    10.663648         464,472
Templeton Growth Securities
 Fund -- Class 2..............     2.10%           346    10.640983           3,684
Templeton Growth Securities
 Fund -- Class 2..............     2.35%        21,412    10.525852         225,385
Templeton Growth Securities
 Fund -- Class 2..............     2.25%         3,819    10.449416          39,905
Templeton Growth Securities
 Fund -- Class 2..............     2.15%        24,068    10.555777         254,059
Templeton Growth Securities
 Fund -- Class 2..............     1.35%       176,682    11.551716       2,040,985
Templeton Growth Securities
 Fund -- Class 2..............     2.30%        32,269    10.445920         337,076
Templeton Growth Securities
 Fund -- Class 2..............     1.80%        45,968    10.640264         489,110
                                                                     --------------
    SUB-TOTAL.................                                       $3,029,318,976
                                                                     --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%        38,299     1.077038          41,249
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%        67,877     1.268337          86,091
American Funds Asset
 Allocation Fund --
 Class 2......................     1.40%         7,934     10.34708          82,092
American Funds Asset
 Allocation Fund --
 Class 2......................     1.65%         9,529    10.231262          97,489
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.65%       113,986     0.913272         104,100
American Funds Bond Fund --
 Class 2......................     1.40%         6,446    12.734176          82,085
American Funds Bond Fund --
 Class 2......................     1.65%         1,510    12.591671          19,011
American Funds Global Small
 Capitalization Fund --
 Class 2......................     1.40%         1,600    11.782892          18,852
American Funds Growth Fund --
 Class 2......................     1.40%        30,996    10.459587         324,205
American Funds Growth Fund --
 Class 2......................     1.65%         9,165    10.342448          94,789
American Funds Growth-Income
 Fund -- Class 2..............     1.40%        44,539    10.857374         483,577
American Funds Growth-Income
 Fund -- Class 2..............     1.65%        10,939    10.735881         117,437
American Funds International
 Fund -- Class 2..............     1.40%         2,726     9.940938          27,101
Franklin Small Cap Fund --
 Class 2......................     1.40%           118    11.135937           1,312
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%        71,663     1.095089          78,478
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%         2,286     1.539851           3,521
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%         2,720     0.930899           2,532
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%        66,188     1.084814          71,801

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS     PRICE*      LIABILITY
                                --------  -------------  ----------  --------------
MFS Capital Opportunities
 Series Fund -- Class INIT....     1.40%        21,025   $ 7.628186  $      160,383
MFS Emerging Growth Series
 Fund -- Class INIT...........     1.40%         1,413     6.725746           9,505
MFS Investors Growth Stock
 Series Fund -- Class INIT....     1.40%         1,442      7.20975          10,395
MFS New Discovery Series
 Fund -- Class INIT...........     1.40%         1,124    11.535228          12,966
MFS Total Return Series
 Fund -- Class INIT...........     1.40%         7,309    11.767538          86,012
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%           176     9.150633           1,612
Templeton Growth Securities
 Fund -- Class 2..............     1.40%         7,432    10.829521          80,490
                                                                     --------------
    SUB-TOTAL.................                                       $    2,097,085
                                                                     --------------
GRAND TOTAL...................                                       $3,031,416,061
                                                                     ==============

  *  Rounded unit prices.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --        $    17,115     $  --
                           ----------    -----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (99,873)      (497,568)      (141,140)
                           ----------    -----------     ----------
    Net investment income
     (loss)..............     (99,873)      (480,453)      (141,140)
                           ----------    -----------     ----------
CAPITAL GAINS INCOME.....      --            --             --
                           ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      46,187          9,963         (5,720)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,684,259     10,350,451      2,150,284
                           ----------    -----------     ----------
    Net gain (loss) on
     investments.........   1,730,446     10,360,414      2,144,564
                           ----------    -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,630,573    $ 9,879,961     $2,003,424
                           ==========    ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                           AIM V.I. CAPITAL  AIM V.I. DENT     AIM V.I.                       AIM V. I.    AIM V.I. MID
                             APPRECIATION     DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH  INTERNATIONAL    CAP CORE
                                 FUND         TRENDS FUND   SECURITIES FUND   YIELD FUND     GROWTH FUND   EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  ---------------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ --             $ --           $ 2,002,878      $ 91,233        $ 11,630     $  --
                              ----------       --------       -----------      --------        --------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (115,238)       (41,102)       (1,125,158)      (17,641)        (25,458)      (455,705)
                              ----------       --------       -----------      --------        --------     ----------
    Net investment income
     (loss)..............       (115,238)       (41,102)          877,720        73,592         (13,828)      (455,705)
                              ----------       --------       -----------      --------        --------     ----------
CAPITAL GAINS INCOME.....       --               --                30,275        --             --             308,902
                              ----------       --------       -----------      --------        --------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        114,423          2,136           (38,686)        1,548         (54,803)         8,866
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,950,964        708,360        (1,199,900)      157,701         386,714      7,403,846
                              ----------       --------       -----------      --------        --------     ----------
    Net gain (loss) on
     investments.........      2,065,387        710,496        (1,238,586)      159,249         331,911      7,412,712
                              ----------       --------       -----------      --------        --------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,950,149       $669,394       $  (330,591)     $232,841        $318,083     $7,265,909
                              ==========       ========       ===========      ========        ========     ==========


                           AIM V.I. PREMIER
                             EQUITY FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............     $   54,976
                              ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (187,759)
                              ----------
    Net investment income
     (loss)..............       (132,783)
                              ----------
CAPITAL GAINS INCOME.....       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (7,690)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,831,534
                              ----------
    Net gain (loss) on
     investments.........      2,823,844
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,691,061
                              ==========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   AMERICAN
                                                   AMERICAN       FUNDS BLUE
                                                    FUNDS         CHIP INCOME
                           AIM V.I. SMALL CAP  ASSET ALLOCATION   AND GROWTH
                              EQUITY FUND            FUND            FUND
                            SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............       $   135          $ 3,279,112      $   --
                                -------          -----------      -----------
EXPENSE:
  Mortality and expense
   undertakings..........          (509)          (1,590,116)        (965,973)
                                -------          -----------      -----------
    Net investment income
     (loss)..............          (374)           1,688,996         (965,973)
                                -------          -----------      -----------
CAPITAL GAINS INCOME.....           152             --                --
                                -------          -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            (3)              18,630           89,779
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        12,934           19,286,020       18,240,874
                                -------          -----------      -----------
    Net gain (loss) on
     investments.........        12,931           19,304,650       18,330,653
                                -------          -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $12,709          $20,993,646      $17,364,680
                                =======          ===========      ===========

(a)  From inception, October 16, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                             AMERICAN       AMERICAN                    AMERICAN FUNDS  AMERICAN FUNDS
                            FUNDS BOND    FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS
                               FUND       GROWTH FUND    GROWTH FUND         FUND            FUND       NEW WORLD FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 4,050,629    $  116,240    $   352,794     $ 3,341,041     $   597,860      $  142,264
                            -----------    ----------    -----------     -----------     -----------      ----------
EXPENSE:
  Mortality and expense
   undertakings..........    (1,741,335)     (442,541)    (3,507,806)     (3,775,028)       (537,423)       (134,121)
                            -----------    ----------    -----------     -----------     -----------      ----------
    Net investment income
     (loss)..............     2,309,294      (326,301)    (3,155,012)       (433,987)         60,437           8,143
                            -----------    ----------    -----------     -----------     -----------      ----------
CAPITAL GAINS INCOME.....       --            --             --              --              --              --
                            -----------    ----------    -----------     -----------     -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        56,272       (24,553)       (70,036)        (62,565)       (106,578)         80,225
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     8,671,058     9,706,743     71,751,338      71,522,567      11,825,691       3,148,879
                            -----------    ----------    -----------     -----------     -----------      ----------
    Net gain (loss) on
     investments.........     8,727,330     9,682,190     71,681,302      71,460,002      11,719,113       3,229,104
                            -----------    ----------    -----------     -----------     -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $11,036,624    $9,355,889    $68,526,290     $71,026,015     $11,779,550      $3,237,247
                            ===========    ==========    ===========     ===========     ===========      ==========

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION
                                FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............    $   86,281
                             ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (229,550)
                             ----------
    Net investment income
     (loss)..............      (143,269)
                             ----------
CAPITAL GAINS INCOME.....       --
                             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (10,394)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     6,831,903
                             ----------
    Net gain (loss) on
     investments.........     6,821,509
                             ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,678,240
                             ==========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            FRANKLIN RISING       FRANKLIN     FRANKLIN LARGE
                               DIVIDENDS           INCOME        CAP GROWTH
                               SECURITIES        SECURITIES      SECURITIES
                                  FUND              FUND            FUND
                            SUB-ACCOUNT (B)     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $    5,073       $ 1,892,542       $ 18,376
                               ----------       -----------       --------
EXPENSE:
  Mortality and expense
   undertakings..........         (83,522)         (831,784)       (60,055)
                               ----------       -----------       --------
    Net investment income
     (loss)..............         (78,449)        1,060,758        (41,679)
                               ----------       -----------       --------
CAPITAL GAINS INCOME.....          16,545           --             --
                               ----------       -----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          14,855             9,937         19,777
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,466,671        14,346,200        962,557
                               ----------       -----------       --------
    Net gain (loss) on
     investments.........       1,481,526        14,356,137        982,334
                               ----------       -----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,419,622       $15,416,895       $940,655
                               ==========       ===========       ========

(b)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                                               FRANKLIN                  TEMPLETON
                                                               STRATEGIC     MUTUAL     DEVELOPING    TEMPLETON    TEMPLETON
                                                                INCOME       SHARES       MARKETS      FOREIGN    GLOBAL ASSET
                           FRANKLIN REAL    FRANKLIN SMALL    SECURITIES   SECURITIES   SECURITIES   SECURITIES    ALLOCATION
                            ESTATE FUND        CAP FUND          FUND         FUND         FUND         FUND          FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (C)    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  ------------------  -----------  -----------  -----------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $  151,290       $  --            $  756,130   $   758,280  $   34,413   $  237,895     $ 75,365
                            ----------       -----------      ----------   -----------  ----------   ----------     --------
EXPENSE:
  Mortality and expense
   undertakings..........      (84,543)         (528,295)       (511,236)   (1,290,408)    (47,345)    (240,340)     (39,593)
                            ----------       -----------      ----------   -----------  ----------   ----------     --------
    Net investment income
     (loss)..............       66,747          (528,295)        244,894      (532,128)    (12,932)      (2,445)      35,772
                            ----------       -----------      ----------   -----------  ----------   ----------     --------
CAPITAL GAINS INCOME.....      --               --                --           --           --           --           --
                            ----------       -----------      ----------   -----------  ----------   ----------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       50,483          (720,719)         28,440        67,928     (38,459)     107,127       (8,955)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,657,542        12,571,433       4,957,816    20,882,815   1,498,528    5,064,595      763,792
                            ----------       -----------      ----------   -----------  ----------   ----------     --------
    Net gain (loss) on
     investments.........    1,708,025        11,850,714       4,986,256    20,950,743   1,460,069    5,171,722      754,837
                            ----------       -----------      ----------   -----------  ----------   ----------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,774,772       $11,322,419      $5,231,150   $20,418,615  $1,447,137   $5,169,277     $790,609
                            ==========       ===========      ==========   ===========  ==========   ==========     ========

(c) Effective April 30, 2003, Franklin Technology Securities Fund Sub-Account merged with Franklin Small Cap Fund Sub-Account.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            TEMPLETON         MUTUAL
                             GROWTH         DISCOVERY         HARTFORD
                           SECURITIES       SECURITIES      ADVISERS HLS
                              FUND             FUND             FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (B)    SUB-ACCOUNT
                           -----------  ------------------  ------------
INVESTMENT INCOME:
  Dividends..............  $  283,243        $  5,025        $  696,293
                           ----------        --------        ----------
EXPENSE:
  Mortality and expense
   undertakings..........    (366,715)        (19,890)         (451,085)
                           ----------        --------        ----------
    Net investment income
     (loss)..............     (83,472)        (14,865)          245,208
                           ----------        --------        ----------
CAPITAL GAINS INCOME.....      --            --                 --
                           ----------        --------        ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      37,669             420           (58,754)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   7,900,437         459,373         4,484,226
                           ----------        --------        ----------
    Net gain (loss) on
     investments.........   7,938,106         459,793         4,425,472
                           ----------        --------        ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $7,854,634        $444,928        $4,670,680
                           ==========        ========        ==========

(b)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                            HARTFORD      HARTFORD
                                            CAPITAL     DIVIDEND AND                      HARTFORD GLOBAL    HARTFORD GLOBAL
                           HARTFORD BOND  APPRECIATION   GROWTH HLS     HARTFORD FOCUS     ADVISERS HLS       COMMUNICATIONS
                             HLS FUND       HLS FUND        FUND           HLS FUND            FUND              HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ------------  ------------  ------------------  ---------------  --------------------
INVESTMENT INCOME:
  Dividends..............   $1,849,996    $   162,022    $  368,249        $     2            $ 2,251           $--
                            ----------    -----------    ----------        -------            -------           ---------
EXPENSE:
  Mortality and expense
   undertakings..........     (783,870)      (489,523)     (357,656)           (14)            (3,849)                (13)
                            ----------    -----------    ----------        -------            -------           ---------
    Net investment income
     (loss)..............    1,066,126       (327,501)       10,593            (12)            (1,598)                (13)
                            ----------    -----------    ----------        -------            -------           ---------
CAPITAL GAINS INCOME.....      219,261        --            129,758        --                 --                 --
                            ----------    -----------    ----------        -------            -------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (40,442)       (34,424)       23,256        --                  (7,096)           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,175,297     12,143,681     5,411,766            267             66,348                 513
                            ----------    -----------    ----------        -------            -------           ---------
    Net gain (loss) on
     investments.........    1,134,855     12,109,257     5,435,022            267             59,252                 513
                            ----------    -----------    ----------        -------            -------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $2,420,242    $11,781,756    $5,575,373        $   255            $57,654           $     500
                            ==========    ===========    ==========        =======            =======           =========

                           HARTFORD GLOBAL
                              FINANCIAL
                            SERVICES HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............      $   688
                               -------
EXPENSE:
  Mortality and expense
   undertakings..........         (679)
                               -------
    Net investment income
     (loss)..............            9
                               -------
CAPITAL GAINS INCOME.....      --
                               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           39
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       13,142
                               -------
    Net gain (loss) on
     investments.........       13,181
                               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $13,190
                               =======

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                            HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS      TECHNOLOGY
                           HEALTH HLS FUND       FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $--              $  5,780         $--
                              --------         --------         --------
EXPENSE:
  Mortality and expense
   undertakings..........       (8,920)         (22,354)          (5,341)
                              --------         --------         --------
    Net investment income
     (loss)..............       (8,920)         (16,574)          (5,341)
                              --------         --------         --------
CAPITAL GAINS INCOME.....       10,346          --               --
                              --------         --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          367          (79,948)         (20,699)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      188,628          619,527          221,647
                              --------         --------         --------
    Net gain (loss) on
     investments.........      188,995          539,579          200,948
                              --------         --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $190,421         $523,005         $195,607
                              ========         ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                                      HARTFORD       HARTFORD GROWTH
                           HARTFORD DISCIPLINED      GROWTH HLS       OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX
                             EQUITY HLS FUND            FUND            HLS FUND      YIELD HLS FUND     HLS FUND
                             SUB-ACCOUNT (D)      SUB-ACCOUNT (B)      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------------  ------------------  ---------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............        $  7,404             -$-                $--             $13,403         $ 14,914
                                 --------              ------            ------          -------         --------
EXPENSE:
  Mortality and expense
   undertakings..........          (9,523)                (52)             (127)          (4,359)         (15,205)
                                 --------              ------            ------          -------         --------
    Net investment income
     (loss)..............          (2,119)                (52)             (127)           9,044             (291)
                                 --------              ------            ------          -------         --------
CAPITAL GAINS INCOME.....        --                       295            --               --                3,730
                                 --------              ------            ------          -------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (26,592)                  2                 5              700          (26,464)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         214,679                 855             3,678           56,145          308,352
                                 --------              ------            ------          -------         --------
    Net gain (loss) on
     investments.........         188,087                 857             3,683           56,845          281,888
                                 --------              ------            ------          -------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $185,968              $1,100            $3,556          $65,889         $285,327
                                 ========              ======            ======          =======         ========

                                 HARTFORD            HARTFORD
                              INTERNATIONAL       INTERNATIONAL
                                 CAPITAL              SMALL
                               APPRECIATION        COMPANY HLS
                                 HLS FUND              FUND
                               SUB-ACCOUNT       SUB-ACCOUNT (B)
                           --------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $--                   $  127
                                ---------             ------
EXPENSE:
  Mortality and expense
   undertakings..........             (26)              (173)
                                ---------             ------
    Net investment income
     (loss)..............             (26)               (46)
                                ---------             ------
CAPITAL GAINS INCOME.....             185              1,256
                                ---------             ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (3)              (177)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................             575              4,798
                                ---------             ------
    Net gain (loss) on
     investments.........             572              4,621
                                ---------             ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $     731             $5,831
                                =========             ======

(b)  From inception, April 30, 2003 to December 31, 2003.
(d) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD
                           INTERNATIONAL   HARTFORD      HARTFORD
                           OPPORTUNITIES    MIDCAP     MIDCAP VALUE
                             HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............   $   31,258    $   --         $ --
                            ----------    ----------     --------
EXPENSE:
  Mortality and expense
   undertakings..........      (56,223)      (54,593)      (4,484)
                            ----------    ----------     --------
    Net investment income
     (loss)..............      (24,965)      (54,593)      (4,484)
                            ----------    ----------     --------
CAPITAL GAINS INCOME.....      --             --           --
                            ----------    ----------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (26,854)      (64,526)          34
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....    1,115,564     1,459,445      116,692
                            ----------    ----------     --------
    Net gain (loss) on
     investments.........    1,088,710     1,394,919      116,726
                            ----------    ----------     --------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........   $1,063,745    $1,340,326     $112,242
                            ==========    ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                              HARTFORD
                           HARTFORD MONEY     MORTGAGE     HARTFORD SMALL     HARTFORD                         HARTFORD U.S.
                               MARKET      SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK      GOVERNMENT
                              HLS FUND          FUND            FUND          HLS FUND         HLS FUND     SECURITIES HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  --------------  --------------  ---------------  --------------  -------------------
INVESTMENT INCOME:
  Dividends..............   $   619,336       $ 24,051       $  --             $--            $  167,247         $ 13,411
                            -----------       --------       ----------        ------         ----------         --------
EXPENSE:
  Mortality and expense
   undertakings..........    (1,369,908)        (9,215)         (69,570)         (232)          (217,964)         (10,773)
                            -----------       --------       ----------        ------         ----------         --------
    Net investment income
     (loss)..............      (750,572)        14,836          (69,570)         (232)           (50,717)           2,638
                            -----------       --------       ----------        ------         ----------         --------
CAPITAL GAINS INCOME.....       --               3,825          --             --                --              --
                            -----------       --------       ----------        ------         ----------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                  92          (31,631)          (12)           (56,421)            (943)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       --             (14,552)       1,965,098         7,644          3,510,361            2,290
                            -----------       --------       ----------        ------         ----------         --------
    Net gain (loss) on
     investments.........       --             (14,460)       1,933,467         7,632          3,453,940            1,347
                            -----------       --------       ----------        ------         ----------         --------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........   $  (750,572)      $  4,201       $1,863,897        $7,400         $3,403,223         $  3,985
                            ===========       ========       ==========        ======         ==========         ========


                           HARTFORD VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............      $  279
                               ------
EXPENSE:
  Mortality and expense
   undertakings..........        (582)
                               ------
    Net investment income
     (loss)..............        (303)
                               ------
CAPITAL GAINS INCOME.....      --
                               ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           7
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       9,843
                               ------
    Net gain (loss) on
     investments.........       9,850
                               ------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........      $9,547
                               ======

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD VALUE  HUNTINGTON VA  HUNTINGTON VA
                           OPPORTUNITIES   INCOME EQUITY    DIVIDEND
                              HLS FUND         FUND       CAPTURE FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............      $   44         $ 7,434        $13,392
                               ------         -------        -------
EXPENSE:
  Mortality and expense
   undertakings..........        (105)         (2,718)        (3,103)
                               ------         -------        -------
    Net investment income
     (loss)..............         (61)          4,716         10,289
                               ------         -------        -------
CAPITAL GAINS INCOME.....      --              --             --
                               ------         -------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           9             160           (116)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       2,982          28,865         30,265
                               ------         -------        -------
    Net gain (loss) on
     investments.........       2,991          29,025         30,149
                               ------         -------        -------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........      $2,930         $33,741        $40,438
                               ======         =======        =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________


                                          HUNTINGTON VA  HUNTINGTON VA  HUNTINGTON VA   MFS CAPITAL
                           HUNTINGTON VA    MID CORP      NEW ECONOMY     ROTATING     OPPORTUNITIES  MFS EMERGING    MFS GLOBAL
                            GROWTH FUND   AMERICA FUND       FUND       MARKETS FUND      SERIES      GROWTH SERIES  EQUITY SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............     $   540        $   313        $--            $--          $    26,220    $   --          $  1,181
                              -------        -------        -------        -------      -----------    -----------     --------
EXPENSE:
  Mortality and expense
   undertakings..........      (2,112)        (2,332)        (1,380)        (2,136)        (174,775)      (166,457)     (39,055)
                              -------        -------        -------        -------      -----------    -----------     --------
    Net investment income
     (loss)..............      (1,572)        (2,019)        (1,380)        (2,136)        (148,555)      (166,457)     (37,874)
                              -------        -------        -------        -------      -----------    -----------     --------
CAPITAL GAINS INCOME.....      --                154         --             --              --             --            --
                              -------        -------        -------        -------      -----------    -----------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          43             (2)           265             70       (1,253,032)    (3,146,597)      (9,142)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      25,527         41,465         20,881         34,362        4,182,566      6,117,062      710,697
                              -------        -------        -------        -------      -----------    -----------     --------
    Net gain (loss) on
     investments.........      25,570         41,463         21,146         34,432        2,929,534      2,970,465      701,555
                              -------        -------        -------        -------      -----------    -----------     --------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........     $23,998        $39,598        $19,766        $32,296      $ 2,780,979    $ 2,804,008     $663,681
                              =======        =======        =======        =======      ===========    ===========     ========

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                            MFS
                            MFS HIGH     INVESTORS    MFS INVESTORS
                             INCOME     GROWTH STOCK      TRUST
                             SERIES        SERIES        SERIES
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............  $1,131,079    $  --         $  105,586
                           ----------    ----------    ----------
EXPENSE:
  Mortality and expense
   undertakings..........    (516,068)     (286,972)     (293,238)
                           ----------    ----------    ----------
    Net investment income
     (loss)..............     615,011      (286,972)     (187,652)
                           ----------    ----------    ----------
CAPITAL GAINS INCOME.....      --           --            --
                           ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     413,467      (190,037)      (77,008)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....   4,133,945     4,158,756     4,237,297
                           ----------    ----------    ----------
    Net gain (loss) on
     investments.........   4,547,412     3,968,719     4,160,289
                           ----------    ----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........  $5,162,423    $3,681,747    $3,972,637
                           ==========    ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                                                                                           MERRILL LYNCH
                                            MFS NEW                                       MERRILL LYNCH      LARGE CAP
                            MFS MID CAP    DISCOVERY     MFS TOTAL        MFS VALUE       GLOBAL GROWTH     GROWTH V.I.
                           GROWTH SERIES    SERIES     RETURN SERIES        SERIES          V.I. FUND           FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)     SUB-ACCOUNT    SUB-ACCOUNT (E)
                           -------------  -----------  -------------  ------------------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  --        $   --        $ 1,323,309        $--               $ 2,025          $  6,098
                             ----------   ----------    -----------        --------          -------          --------
EXPENSE:
  Mortality and expense
   undertakings..........      (247,533)    (208,498)    (1,486,219)        (17,756)          (2,066)          (12,189)
                             ----------   ----------    -----------        --------          -------          --------
    Net investment income
     (loss)..............      (247,533)    (208,498)      (162,910)        (17,756)             (41)           (6,091)
                             ----------   ----------    -----------        --------          -------          --------
CAPITAL GAINS INCOME.....       --            --            --             --                 --              --
                             ----------   ----------    -----------        --------          -------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        21,630      (33,653)        22,508              95              158             8,788
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     4,851,405    3,991,069     15,155,499         386,764           44,697           234,151
                             ----------   ----------    -----------        --------          -------          --------
    Net gain (loss) on
     investments.........     4,873,035    3,957,416     15,178,007         386,859           44,855           242,939
                             ----------   ----------    -----------        --------          -------          --------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........    $4,625,502   $3,748,918    $15,015,097        $369,103          $44,814          $236,848
                             ==========   ==========    ===========        ========          =======          ========

                           NATIONS MARSICO
                            INTERNATIONAL
                            OPPORTUNITIES
                              PORTFOLIO
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............    $    1,496
                             ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (144,014)
                             ----------
    Net investment income
     (loss)..............      (142,518)
                             ----------
CAPITAL GAINS INCOME.....       --
                             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         5,889
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     3,299,630
                             ----------
    Net gain (loss) on
     investments.........     3,305,519
                             ----------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........    $3,163,001
                             ==========

(b)  From inception, April 30, 2003 to December 31, 2003.
(e) Effective November 21, 2003, Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                              NATIONS
                           NATIONS HIGH      NATIONS          MARISCO           NATIONS
                            YIELD BOND    INTERNATIONAL   FOCUSED EQUITIES  ASSET ALLOCATION
                            PORTFOLIO    VALUE PORTFOLIO     PORTFOLIO         PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  ---------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $1,328,267     $   44,042        $ --              $   95,690
                            ----------     ----------        ----------        ----------
EXPENSE:
  Mortality and expense
   undertakings..........     (243,102)       (53,161)         (247,619)         (103,460)
                            ----------     ----------        ----------        ----------
    Net investment income
     (loss)..............    1,085,165         (9,119)         (247,619)           (7,770)
                            ----------     ----------        ----------        ----------
CAPITAL GAINS INCOME.....       21,971            561          --                --
                            ----------     ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        9,022         33,687             2,582             7,386
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....    2,288,648      1,376,884         4,237,183         1,069,597
                            ----------     ----------        ----------        ----------
    Net gain (loss) on
     investments.........    2,297,670      1,410,571         4,239,765         1,076,983
                            ----------     ----------        ----------        ----------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........   $3,404,806     $1,402,013        $3,992,146        $1,069,213
                            ==========     ==========        ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                                             NATIONS
                              NATIONS         NATIONS      MARSICO 21ST  NATIONS MIDCAP  NATIONS SMALL
                           CAPITAL GROWTH  MARISCO GROWTH    CENTURY         GROWTH         COMPANY     NATIONS VALUE
                             PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  ------------  --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............     $  1,414       $  --           $ --          $  --          $  --          $  203,698
                              --------       ----------      --------      ----------     ----------     ----------
EXPENSE:
  Mortality and expense
   undertakings..........      (63,218)        (135,016)      (29,833)       (200,743)      (154,408)      (234,496)
                              --------       ----------      --------      ----------     ----------     ----------
    Net investment income
     (loss)..............      (61,804)        (135,016)      (29,833)       (200,743)      (154,408)       (30,798)
                              --------       ----------      --------      ----------     ----------     ----------
CAPITAL GAINS INCOME.....      --               --             --             --             --             --
                              --------       ----------      --------      ----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       10,060            3,835        17,454          13,993         16,755          4,553
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      828,248        2,117,353       688,293       2,981,057      2,966,462      3,949,896
                              --------       ----------      --------      ----------     ----------     ----------
    Net gain (loss) on
     investments.........      838,308        2,121,188       705,747       2,995,050      2,983,217      3,954,449
                              --------       ----------      --------      ----------     ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........     $776,504       $1,986,172      $675,914      $2,794,307     $2,828,809     $3,923,651
                              ========       ==========      ========      ==========     ==========     ==========


                           JENNISON 20/20
                           FOCUS PORTFOLIO
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............      $--
                               -------
EXPENSE:
  Mortality and expense
   undertakings..........       (3,361)
                               -------
    Net investment income
     (loss)..............       (3,361)
                               -------
CAPITAL GAINS INCOME.....      --
                               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,377)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       61,579
                               -------
    Net gain (loss) on
     investments.........       60,202
                               -------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........      $56,841
                               =======

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         PRUDENTIAL JENNISON        SALOMON
                                                            INTERNATIONAL           BROTHERS
                            JENNISON      PRUDENTIAL            GROWTH            VARIABLE ALL
                            PORTFOLIO   VALUE PORTFOLIO     PORTFOLIO FUND          CAP FUND
                           SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT (F)
                           -----------  ---------------  --------------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $ --            $ 2,045           $--                   $  6,318
                            --------        -------           ---------             --------
EXPENSE:
  Mortality and expense
   undertakings..........     (9,707)        (3,143)                (32)             (30,534)
                            --------        -------           ---------             --------
    Net investment income
     (loss)..............     (9,707)        (1,098)                (32)             (24,216)
                            --------        -------           ---------             --------
CAPITAL GAINS INCOME.....     --            --                 --                   --
                            --------        -------           ---------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (36,592)           452                  77              (28,147)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....    204,125         44,257                 693              835,532
                            --------        -------           ---------             --------
    Net gain (loss) on
     investments.........    167,533         44,709                 770              807,385
                            --------        -------           ---------             --------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........   $157,826        $43,611           $     738             $783,169
                            ========        =======           =========             ========

(f) Formerly Salomon Brothers Variable Capital Fund Sub-Account. Change effective April 30, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                              SALOMON
                             BROTHERS        SALOMON         SALOMON      STI CLASSIC VT
                           VARIABLE HIGH     BROTHERS        BROTHERS        CAPITAL      STI CLASSIC VT  STI CLASSIC VT
                            YIELD BOND       VARIABLE     VARIABLE TOTAL   APPRECIATION      GROWTH &     MID-CAP EQUITY
                               FUND       INVESTORS FUND   RETURN FUND         FUND        INCOME FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $15,274        $  9,735        $ 6,138         $--             $  8,887        $  4,381
                              -------        --------        -------         --------        --------        --------
EXPENSE:
  Mortality and expense
   undertakings..........      (2,889)         (8,471)        (4,766)         (19,961)        (16,243)         (7,215)
                              -------        --------        -------         --------        --------        --------
    Net investment income
     (loss)..............      12,385           1,264          1,372          (19,961)         (7,356)         (2,834)
                              -------        --------        -------         --------        --------        --------
CAPITAL GAINS INCOME.....      --             --               4,672          --              --              --
                              -------        --------        -------         --------        --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       2,597           3,385            323            2,208             807             (26)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      30,851         181,195         43,649          229,674         264,913         123,007
                              -------        --------        -------         --------        --------        --------
    Net gain (loss) on
     investments.........      33,448         184,580         43,972          231,882         265,720         122,981
                              -------        --------        -------         --------        --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........     $45,833        $185,844        $50,016         $211,921        $258,364        $120,147
                              =======        ========        =======         ========        ========        ========


                           STI CLASSIC VT
                            VALUE INCOME
                             STOCK FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 4,449
                              -------
EXPENSE:
  Mortality and expense
   undertakings..........      (4,743)
                              -------
    Net investment income
     (loss)..............        (294)
                              -------
CAPITAL GAINS INCOME.....      --
                              -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          51
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....      73,814
                              -------
    Net gain (loss) on
     investments.........      73,865
                              -------
    Net increase
     (decrease) in net
     assets resulting
     from
     operations..........     $73,571
                              =======

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (99,873)  $  (480,453)    $  (141,140)
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........       46,187         9,963          (5,720)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............    1,684,259    10,350,451       2,150,284
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,630,573     9,879,961       2,003,424
                           -----------   -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    6,345,141    23,857,141       6,543,041
  Net transfers..........    2,900,735    14,826,984       5,132,145
  Surrenders for benefit
   payments and fees.....     (457,131)     (995,708)       (421,601)
  Net annuity
   transactions..........      --            --              --
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    8,788,745    37,688,417      11,253,585
                           -----------   -----------     -----------
  Net increase (decrease)
   in net assets.........   10,419,318    47,568,378      13,257,009
NET ASSETS:
  Beginning of year......    1,782,879    11,870,275       3,379,770
                           -----------   -----------     -----------
  End of year............  $12,202,197   $59,438,653     $16,636,779
                           ===========   ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                                             AIM V.I. DENT
                           AIM V.I. CAPITAL   DEMOGRAPHIC      AIM V.I.                       AIM V. I.    AIM V.I. MID
                             APPRECIATION       TRENDS        GOVERNMENT     AIM V.I. HIGH  INTERNATIONAL    CAP CORE
                                 FUND            FUND       SECURITIES FUND   YIELD FUND     GROWTH FUND   EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -------------  ---------------  -------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $  (115,238)     $  (41,102)     $   877,720     $   73,592      $  (13,828)  $  (455,705)
  Capital gains income...       --               --                30,275        --              --            308,902
  Net realized gain
   (loss) on security
   transactions..........        114,423           2,136          (38,686)         1,548         (54,803)        8,866
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      1,950,964         708,360       (1,199,900)       157,701         386,714     7,403,846
                             -----------      ----------      -----------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,950,149         669,394         (330,591)       232,841         318,083     7,265,909
                             -----------      ----------      -----------     ----------      ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      5,546,578       2,683,873       52,926,836        173,675       1,190,383    25,223,558
  Net transfers..........      2,923,281       1,814,669        2,746,567        319,959         562,732    15,588,498
  Surrenders for benefit
   payments and fees.....       (280,065)        (78,464)      (3,996,561)       (30,501)       (168,265)     (917,318)
  Net annuity
   transactions..........       --               --                (6,423)       --              --             76,576
                             -----------      ----------      -----------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      8,189,794       4,420,078       51,670,419        463,133       1,584,850    39,971,314
                             -----------      ----------      -----------     ----------      ----------   -----------
  Net increase (decrease)
   in net assets.........     10,139,943       5,089,472       51,339,828        695,974       1,902,933    47,237,223
NET ASSETS:
  Beginning of year......      2,647,750         635,002       33,869,661        684,525         663,594     8,804,044
                             -----------      ----------      -----------     ----------      ----------   -----------
  End of year............    $12,787,693      $5,724,474      $85,209,489     $1,380,499      $2,566,527   $56,041,267
                             ===========      ==========      ===========     ==========      ==========   ===========


                           AIM V.I. PREMIER
                             EQUITY FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (132,783)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         (7,690)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      2,831,534
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,691,061
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      8,774,818
  Net transfers..........      5,298,855
  Surrenders for benefit
   payments and fees.....       (476,203)
  Net annuity
   transactions..........       --
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,597,470
                             -----------
  Net increase (decrease)
   in net assets.........     16,288,531
NET ASSETS:
  Beginning of year......      5,274,577
                             -----------
  End of year............    $21,563,108
                             ===========

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                 AMERICAN
                                                 AMERICAN       FUNDS BLUE
                                                  FUNDS         CHIP INCOME
                            AIM V.I. SMALL   ASSET ALLOCATION   AND GROWTH
                           CAP EQUITY FUND         FUND            FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $   (374)       $  1,688,996    $   (965,973)
  Capital gains income...           152            --               --
  Net realized gain
   (loss) on security
   transactions..........            (3)             18,630          89,779
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............        12,934          19,286,020      18,240,874
                               --------        ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        12,709          20,993,646      17,364,680
                               --------        ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............       215,837          66,073,903      45,759,280
  Net transfers..........       167,831          37,831,835      21,998,804
  Surrenders for benefit
   payments and fees.....          (929)         (4,809,243)     (1,966,376)
  Net annuity
   transactions..........       --                  167,098          81,180
                               --------        ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       382,739          99,263,593      65,872,888
                               --------        ------------    ------------
  Net increase (decrease)
   in net assets.........       395,448         120,257,239      83,237,568
NET ASSETS:
  Beginning of year......       --               51,218,404      25,159,181
                               --------        ------------    ------------
  End of year............      $395,448        $171,475,643    $108,396,749
                               ========        ============    ============

(a)  From inception, October 16, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                              AMERICAN        AMERICAN                    AMERICAN FUNDS  AMERICAN FUNDS
                             FUNDS BOND     FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS
                                FUND        GROWTH FUND    GROWTH FUND         FUND            FUND       NEW WORLD FUND
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  2,309,294    $  (326,301)   $ (3,155,012)   $   (433,987)   $    60,437     $     8,143
  Capital gains income...       --              --             --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........         56,272        (24,553)        (70,036)        (62,565)      (106,578)         80,225
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      8,671,058      9,706,743      71,751,338      71,522,567     11,825,691       3,148,879
                            ------------    -----------    ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     11,036,624      9,355,889      68,526,290      71,026,015     11,779,550       3,237,247
                            ------------    -----------    ------------    ------------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     53,780,413     10,983,354     141,730,227     138,352,290     15,735,574       5,071,304
  Net transfers..........     39,032,311      2,741,179      74,227,285      66,695,765      3,986,750       2,152,230
  Surrenders for benefit
   payments and fees.....     (5,986,178)      (885,036)     (8,970,866)    (13,081,358)    (1,214,408)       (248,309)
  Net annuity
   transactions..........         74,244        --              170,402         233,214          1,396         --
                            ------------    -----------    ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     86,900,790     12,839,497     207,157,048     192,199,911     18,509,312       6,975,225
                            ------------    -----------    ------------    ------------    -----------     -----------
  Net increase (decrease)
   in net assets.........     97,937,414     22,195,386     275,683,338     263,225,926     30,288,862      10,212,472
NET ASSETS:
  Beginning of year......     63,638,942     22,506,188     114,659,038     141,052,234     26,168,257       4,813,110
                            ------------    -----------    ------------    ------------    -----------     -----------
  End of year............   $161,576,356    $44,701,574    $390,342,376    $404,278,160    $56,457,119     $15,025,582
                            ============    ===========    ============    ============    ===========     ===========

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $  (143,269)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (10,394)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............     6,831,903
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     6,678,240
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     8,598,401
  Net transfers..........     4,070,786
  Surrenders for benefit
   payments and fees.....      (506,472)
  Net annuity
   transactions..........        (1,635)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,161,080
                            -----------
  Net increase (decrease)
   in net assets.........    18,839,320
NET ASSETS:
  Beginning of year......     8,387,285
                            -----------
  End of year............   $27,226,605
                            ===========

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              FRANKLIN RISING                         FRANKLIN LARGE
                                 DIVIDENDS             FRANKLIN         CAP GROWTH
                                 SECURITIES        INCOME SECURITIES    SECURITIES
                                    FUND                 FUND              FUND
                              SUB-ACCOUNT (B)         SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................       $   (78,449)         $  1,060,758       $  (41,679)
  Capital gains income...            16,545              --                --
  Net realized gain
   (loss) on security
   transactions..........            14,855                 9,937           19,777
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............         1,466,671            14,346,200          962,557
                                -----------          ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,419,622            15,416,895          940,655
                                -----------          ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............        14,833,673            79,670,380        5,707,749
  Net transfers..........         6,745,928            41,386,331        2,741,832
  Surrenders for benefit
   payments and fees.....          (137,190)           (2,008,426)        (123,121)
  Net annuity
   transactions..........         --                     --                --
                                -----------          ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        21,442,411           119,048,285        8,326,460
                                -----------          ------------       ----------
  Net increase (decrease)
   in net assets.........        22,862,033           134,465,180        9,267,115
NET ASSETS:
  Beginning of year......         --                    5,882,503          565,400
                                -----------          ------------       ----------
  End of year............       $22,862,033          $140,347,683       $9,832,515
                                ===========          ============       ==========

(b)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                                                                 FRANKLIN                          TEMPLETON
                                                                 STRATEGIC         MUTUAL         DEVELOPING        TEMPLETON
                           FRANKLIN REAL                          INCOME           SHARES           MARKETS          FOREIGN
                              ESTATE      FRANKLIN SMALL CAP    SECURITIES       SECURITIES       SECURITIES       SECURITIES
                               FUND              FUND              FUND             FUND             FUND             FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (C)      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   66,747       $  (528,295)       $   244,894     $   (532,128)     $  (12,932)      $    (2,445)
  Capital gains income...      --               --                 --               --               --               --
  Net realized gain
   (loss) on security
   transactions..........       50,483          (720,719)            28,440           67,928         (38,459)          107,127
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............    1,657,542        12,571,433          4,957,816       20,882,815       1,498,528         5,064,595
                            ----------       -----------        -----------     ------------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,774,772        11,322,419          5,231,150       20,418,615       1,447,137         5,169,277
                            ----------       -----------        -----------     ------------      ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       32,141        21,897,798         26,760,384       59,730,785       1,856,193        13,735,369
  Net transfers..........     (109,618)       15,213,290         17,262,752       40,837,299       2,086,865         3,717,218
  Surrenders for benefit
   payments and fees.....     (309,524)       (1,609,879)        (2,001,060)      (4,269,101)       (135,731)         (531,351)
  Net annuity
   transactions..........      --                   (194)          --               --               --                   (238)
                            ----------       -----------        -----------     ------------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (387,001)       35,501,015         42,022,076       96,298,983       3,807,327        16,920,998
                            ----------       -----------        -----------     ------------      ----------       -----------
  Net increase (decrease)
   in net assets.........    1,387,771        46,823,434         47,253,226      116,717,598       5,254,464        22,090,275
NET ASSETS:
  Beginning of year......    5,448,795        16,503,777         11,935,784       38,701,340       1,432,764         9,418,627
                            ----------       -----------        -----------     ------------      ----------       -----------
  End of year............   $6,836,566       $63,327,211        $59,189,010     $155,418,938      $6,687,228       $31,508,902
                            ==========       ===========        ===========     ============      ==========       ===========


                            TEMPLETON
                           GLOBAL ASSET
                            ALLOCATION
                               FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $   35,772
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       (8,955)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      763,792
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      790,609
                            ----------
UNIT TRANSACTIONS:
  Purchases..............        7,229
  Net transfers..........      (10,764)
  Surrenders for benefit
   payments and fees.....      (54,215)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (57,750)
                            ----------
  Net increase (decrease)
   in net assets.........      732,859
NET ASSETS:
  Beginning of year......    2,621,973
                            ----------
  End of year............   $3,354,832
                            ==========

(c) Effective April 30, 2003, Franklin Technology Securities Fund Sub-Account merged with Franklin Small Cap Fund Sub-Account.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              TEMPLETON             MUTUAL
                               GROWTH             DISCOVERY           HARTFORD
                             SECURITIES           SECURITIES        ADVISERS HLS
                                FUND                 FUND               FUND
                             SUB-ACCOUNT       SUB-ACCOUNT (B)      SUB-ACCOUNT
                           ---------------  ----------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $   (83,472)         $  (14,865)       $   245,208
  Capital gains income...       --                 --                   --
  Net realized gain
   (loss) on security
   transactions..........         37,669                 420            (58,754)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      7,900,437             459,373          4,484,226
                             -----------          ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      7,854,634             444,928          4,670,680
                             -----------          ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     26,586,986           4,061,477          5,066,249
  Net transfers..........     11,355,340           2,364,420          5,258,098
  Surrenders for benefit
   payments and fees.....       (870,921)            (19,662)        (1,894,363)
  Net annuity
   transactions..........         68,454           --                    57,097
                             -----------          ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     37,139,859           6,406,235          8,487,081
                             -----------          ----------        -----------
  Net increase (decrease)
   in net assets.........     44,994,493           6,851,163         13,157,761
NET ASSETS:
  Beginning of year......      9,082,558           --                23,175,703
                             -----------          ----------        -----------
  End of year............    $54,077,051          $6,851,163        $36,333,464
                             ===========          ==========        ===========

(b)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                                            HARTFORD      HARTFORD
                                            CAPITAL     DIVIDEND AND                  HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD BOND  APPRECIATION   GROWTH HLS   HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS
                             HLS FUND       HLS FUND        FUND         HLS FUND          FUND           HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  ------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ 1,066,126   $  (327,501)  $    10,593       $  (12)        $ (1,598)         $  (13)
  Capital gains income...       219,261       --            129,758       --              --               --
  Net realized gain
   (loss) on security
   transactions..........       (40,442)      (34,424)       23,256       --               (7,096)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............     1,175,297    12,143,681     5,411,766          267           66,348             513
                            -----------   -----------   -----------       ------         --------          ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,420,242    11,781,756     5,575,373          255           57,654             500
                            -----------   -----------   -----------       ------         --------          ------
UNIT TRANSACTIONS:
  Purchases..............    16,796,450     8,418,766     7,370,872       --                  473          --
  Net transfers..........    15,125,477     6,977,210     8,407,832          605           14,042             596
  Surrenders for benefit
   payments and fees.....    (3,963,281)   (1,503,451)     (993,763)          (1)         (11,193)             (1)
  Net annuity
   transactions..........       --               (482)      --            --              --               --
                            -----------   -----------   -----------       ------         --------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    27,958,646    13,892,043    14,784,941          604            3,322             595
                            -----------   -----------   -----------       ------         --------          ------
  Net increase (decrease)
   in net assets.........    30,378,888    25,673,799    20,360,314          859           60,976           1,095
NET ASSETS:
  Beginning of year......    30,600,149    21,437,254    12,700,408          576          293,287             489
                            -----------   -----------   -----------       ------         --------          ------
  End of year............   $60,979,037   $47,111,053   $33,060,722       $1,435         $354,263          $1,584
                            ===========   ===========   ===========       ======         ========          ======

                           HARTFORD GLOBAL
                              FINANCIAL
                            SERVICES HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................      $     9
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........           39
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............       13,142
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       13,190
                               -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........        6,331
  Surrenders for benefit
   payments and fees.....           (8)
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        6,323
                               -------
  Net increase (decrease)
   in net assets.........       19,513
NET ASSETS:
  Beginning of year......       39,177
                               -------
  End of year............      $58,690
                               =======

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                            HARTFORD GLOBAL  HARTFORD GLOBAL
                           HARTFORD GLOBAL    LEADERS HLS      TECHNOLOGY
                           HEALTH HLS FUND       FUND           HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $ (8,920)       $  (16,574)       $ (5,341)
  Capital gains income...       10,346           --              --
  Net realized gain
   (loss) on security
   transactions..........          367           (79,948)        (20,699)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      188,628           619,527         221,647
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      190,421           523,005         195,607
                              --------        ----------        --------
UNIT TRANSACTIONS:
  Purchases..............        4,700            19,143          11,900
  Net transfers..........       21,318           (39,270)        (14,741)
  Surrenders for benefit
   payments and fees.....      (30,537)         (138,387)         (9,576)
  Net annuity
   transactions..........      --                --              --
                              --------        ----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (4,519)         (158,514)        (12,417)
                              --------        ----------        --------
  Net increase (decrease)
   in net assets.........      185,902           364,491         183,190
NET ASSETS:
  Beginning of year......      622,823         1,661,381         340,966
                              --------        ----------        --------
  End of year............     $808,725        $2,025,872        $524,156
                              ========        ==========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                                        HARTFORD         HARTFORD GROWTH  HARTFORD HIGH
                           HARTFORD DISCIPLINED          GROWTH           OPPORTUNITIES     YIELD HLS    HARTFORD INDEX
                             EQUITY HLS FUND            HLS FUND            HLS FUND          FUND          HLS FUND
                             SUB-ACCOUNT (D)        SUB-ACCOUNT (B)        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------------  ----------------------  ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................        $ (2,119)              $   (52)             $  (127)       $  9,044       $     (291)
  Capital gains income...        --                         295              --               --                3,730
  Net realized gain
   (loss) on security
   transactions..........         (26,592)                    2                    5             700          (26,464)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............         214,679                   855                3,678          56,145          308,352
                                 --------               -------              -------        --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         185,968                 1,100                3,556          65,889          285,327
                                 --------               -------              -------        --------       ----------
UNIT TRANSACTIONS:
  Purchases..............        --                    --                    --                8,217           34,244
  Net transfers..........          56,000                 8,936                3,064          54,554           37,137
  Surrenders for benefit
   payments and fees.....         (50,289)                   (7)                 (21)        (14,691)         (59,304)
  Net annuity
   transactions..........        --                    --                    --               --              --
                                 --------               -------              -------        --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           5,711                 8,929                3,043          48,080           12,077
                                 --------               -------              -------        --------       ----------
  Net increase (decrease)
   in net assets.........         191,679                10,029                6,599         113,969          297,404
NET ASSETS:
  Beginning of year......         703,736              --                      7,417         309,807        1,099,883
                                 --------               -------              -------        --------       ----------
  End of year............        $895,415               $10,029              $14,016        $423,776       $1,397,287
                                 ========               =======              =======        ========       ==========

                             HARTFORD         HARTFORD
                           INTERNATIONAL   INTERNATIONAL
                              CAPITAL          SMALL
                           APPRECIATION     COMPANY HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (B)
                           -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (26)         $   (46)
  Capital gains income...        185            1,256
  Net realized gain
   (loss) on security
   transactions..........         (3)            (177)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............        575            4,798
                              ------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        731            5,831
                              ------          -------
UNIT TRANSACTIONS:
  Purchases..............     --              --
  Net transfers..........      2,904           12,509
  Surrenders for benefit
   payments and fees.....        (70)             106
  Net annuity
   transactions..........     --              --
                              ------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,834           12,615
                              ------          -------
  Net increase (decrease)
   in net assets.........      3,565           18,446
NET ASSETS:
  Beginning of year......        353          --
                              ------          -------
  End of year............     $3,918          $18,446
                              ======          =======

(b)  From inception, April 30, 2003 to December 31, 2003.
(d) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                             HARTFORD
                           INTERNATIONAL     HARTFORD        HARTFORD
                           OPPORTUNITIES      MIDCAP       MIDCAP VALUE
                             HLS FUND        HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (24,965)     $  (54,593)      $ (4,484)
  Capital gains income...      --              --              --
  Net realized gain
   (loss) on security
   transactions..........      (26,854)        (64,526)            34
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,115,564       1,459,445        116,692
                            ----------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,063,745       1,340,326        112,242
                            ----------      ----------       --------
UNIT TRANSACTIONS:
  Purchases..............      518,115           6,656         17,687
  Net transfers..........      889,941          (2,108)        72,737
  Surrenders for benefit
   payments and fees.....     (113,408)       (240,734)        (1,116)
  Net annuity
   transactions..........         (355)        --              --
                            ----------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....    1,294,293        (236,186)        89,308
                            ----------      ----------       --------
  Net increase (decrease)
   in net assets.........    2,358,038       1,104,140        201,550
NET ASSETS:
  Beginning of year......    2,486,052       3,898,278        223,989
                            ----------      ----------       --------
  End of year............   $4,844,090      $5,002,418       $425,539
                            ==========      ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                             HARTFORD
                                             MORTGAGE                                                       HARTFORD U.S.
                             HARTFORD       SECURITIES     HARTFORD SMALL     HARTFORD                       GOVERNMENT
                           MONEY MARKET         HLS         COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK   SECURITIES
                             HLS FUND          FUND             FUND          HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------  ---------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   (750,572)     $  14,836       $  (69,570)       $  (232)      $   (50,717)     $  2,638
  Capital gains income...       --               3,825          --             --                --             --
  Net realized gain
   (loss) on security
   transactions..........       --                  92          (31,631)           (12)          (56,421)         (943)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --             (14,552)       1,965,098          7,644         3,510,361         2,290
                           ------------      ---------       ----------        -------       -----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (750,572)         4,201        1,863,897          7,400         3,403,223         3,985
                           ------------      ---------       ----------        -------       -----------      --------
UNIT TRANSACTIONS:
  Purchases..............    66,818,912            802        1,443,934            200         3,267,996        --
  Net transfers..........   (35,731,639)      (148,776)       1,026,814         25,545         3,078,697       (46,273)
  Surrenders for benefit
   payments and fees.....   (75,009,402)       (25,682)        (143,355)           (28)         (787,830)      (11,908)
  Net annuity
   transactions..........        30,136        --               --             --                --             --
                           ------------      ---------       ----------        -------       -----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....   (43,891,993)      (173,656)       2,327,393         25,717         5,558,863       (58,181)
                           ------------      ---------       ----------        -------       -----------      --------
  Net increase (decrease)
   in net assets.........   (44,642,565)      (169,455)       4,191,290         33,117         8,962,086       (54,196)
NET ASSETS:
  Beginning of year......   122,464,171        741,568        2,768,614          8,306        10,368,615       842,964
                           ------------      ---------       ----------        -------       -----------      --------
  End of year............  $ 77,821,606      $ 572,113       $6,959,904        $41,423       $19,330,701      $788,768
                           ============      =========       ==========        =======       ===========      ========


                           HARTFORD VALUE
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................     $  (303)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........           7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       9,843
                              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,547
                              -------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........       8,600
  Surrenders for benefit
   payments and fees.....        (452)
  Net annuity
   transactions..........      --
                              -------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....       8,148
                              -------
  Net increase (decrease)
   in net assets.........      17,695
NET ASSETS:
  Beginning of year......      31,508
                              -------
  End of year............     $49,203
                              =======

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD VALUE  HUNTINGTON VA  HUNTINGTON VA
                           OPPORTUNITIES   INCOME EQUITY    DIVIDEND
                              HLS FUND         FUND       CAPTURE FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (61)       $  4,716       $ 10,289
  Capital gains income...      --              --             --
  Net realized gain
   (loss) on security
   transactions..........           9             160           (116)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,982          28,865         30,265
                              -------        --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,930          33,741         40,438
                              -------        --------       --------
UNIT TRANSACTIONS:
  Purchases..............      --             166,319        189,268
  Net transfers..........      --             205,487        254,774
  Surrenders for benefit
   payments and fees.....         (19)         (6,574)        (7,353)
  Net annuity
   transactions..........      --              --             --
                              -------        --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....         (19)        365,232        436,689
                              -------        --------       --------
  Net increase (decrease)
   in net assets.........       2,911         398,973        477,127
NET ASSETS:
  Beginning of year......       7,381          18,072         14,429
                              -------        --------       --------
  End of year............     $10,292        $417,045       $491,556
                              =======        ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________


                                          HUNTINGTON VA  HUNTINGTON VA  HUNTINGTON VA   MFS CAPITAL                    MFS GLOBAL
                           HUNTINGTON VA    MID CORP      NEW ECONOMY     ROTATING     OPPORTUNITIES  MFS EMERGING       EQUITY
                            GROWTH FUND   AMERICA FUND       FUND       MARKETS FUND      SERIES      GROWTH SERIES      SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,572)      $ (2,019)      $ (1,380)      $ (2,136)     $  (148,555)   $  (166,457)    $  (37,874)
  Capital gains income...      --                154         --             --              --             --             --
  Net realized gain
   (loss) on security
   transactions..........          43             (2)           265             70       (1,253,032)    (3,146,597)        (9,142)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      25,527         41,465         20,881         34,362        4,182,566      6,117,062        710,697
                             --------       --------       --------       --------      -----------    -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      23,998         39,598         19,766         32,296        2,780,979      2,804,008        663,681
                             --------       --------       --------       --------      -----------    -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     137,921         88,815         64,081        111,362        2,606,024      2,423,338      1,039,234
  Net transfers..........     133,043        187,149        102,869        123,788          560,484        285,090        652,429
  Surrenders for benefit
   payments and fees.....      (6,295)        (9,521)        (3,498)       (13,022)        (678,135)      (855,797)      (119,918)
  Net annuity
   transactions..........      --             --             --             --              132,101         (3,332)       --
                             --------       --------       --------       --------      -----------    -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....     264,669        266,443        163,452        222,128        2,620,474      1,849,299      1,571,745
                             --------       --------       --------       --------      -----------    -----------     ----------
  Net increase (decrease)
   in net assets.........     288,667        306,041        183,218        254,424        5,401,453      4,653,307      2,235,426
NET ASSETS:
  Beginning of year......       3,832         15,389          1,789         12,441       10,258,265     10,232,177      1,587,043
                             --------       --------       --------       --------      -----------    -----------     ----------
  End of year............    $292,499       $321,430       $185,007       $266,865      $15,659,718    $14,885,484     $3,822,469
                             ========       ========       ========       ========      ===========    ===========     ==========

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                MFS
                              MFS HIGH       INVESTORS    MFS INVESTORS
                               INCOME       GROWTH STOCK      TRUST
                               SERIES          SERIES        SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   615,011    $  (286,972)   $  (187,652)
  Capital gains income...       --              --             --
  Net realized gain
   (loss) on security
   transactions..........        413,467       (190,037)       (77,008)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,133,945      4,158,756      4,237,297
                             -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      5,162,423      3,681,747      3,972,637
                             -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     23,680,318      9,645,649      9,492,769
  Net transfers..........     13,130,289      2,577,691      5,006,883
  Surrenders for benefit
   payments and fees.....     (1,419,793)      (720,122)      (838,873)
  Net annuity
   transactions..........       --               (3,636)       --
                             -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....     35,390,814     11,499,582     13,660,779
                             -----------    -----------    -----------
  Net increase (decrease)
   in net assets.........     40,553,237     15,181,329     17,633,416
NET ASSETS:
  Beginning of year......     12,359,752     12,722,802     12,286,307
                             -----------    -----------    -----------
  End of year............    $52,912,989    $27,904,131    $29,919,723
                             ===========    ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                                              MFS NEW                                             MERRILL LYNCH
                            MFS MID CAP      DISCOVERY       MFS TOTAL          MFS VALUE         GLOBAL GROWTH
                           GROWTH SERIES      SERIES       RETURN SERIES          SERIES            V.I. FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (B)       SUB-ACCOUNT
                           -------------  ---------------  -------------  ----------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (247,533)    $  (208,498)   $   (162,910)        $  (17,756)         $    (41)
  Capital gains income...       --             --               --               --                   --
  Net realized gain
   (loss) on security
   transactions..........        21,630         (33,653)         22,508                 95               158
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     4,851,405       3,991,069      15,155,499            386,764            44,697
                            -----------     -----------    ------------         ----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     4,625,502       3,748,918      15,015,097            369,103            44,814
                            -----------     -----------    ------------         ----------          --------
UNIT TRANSACTIONS:
  Purchases..............     9,806,415       8,270,634      52,243,500          2,813,705           156,000
  Net transfers..........     8,401,783       4,101,331      39,912,965            740,529            10,900
  Surrenders for benefit
   payments and fees.....      (824,351)       (696,027)     (4,741,491)           (12,762)             (246)
  Net annuity
   transactions..........       --               (4,576)         75,370          --                   --
                            -----------     -----------    ------------         ----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....    17,383,847      11,671,362      87,490,344          3,541,472           166,654
                            -----------     -----------    ------------         ----------          --------
  Net increase (decrease)
   in net assets.........    22,009,349      15,420,280     102,505,441          3,910,575           211,468
NET ASSETS:
  Beginning of year......     7,084,474       7,621,255      51,216,414          --                   13,430
                            -----------     -----------    ------------         ----------          --------
  End of year............   $29,093,823     $23,041,535    $153,721,855         $3,910,575          $224,898
                            ===========     ===========    ============         ==========          ========

                               MERRILL LYNCH       NATIONS MARSICO
                                 LARGE CAP          INTERNATIONAL
                                GROWTH V.I.         OPPORTUNITIES
                                    FUND              PORTFOLIO
                              SUB-ACCOUNT (E)        SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................        $   (6,091)         $  (142,518)
  Capital gains income...         --                    --
  Net realized gain
   (loss) on security
   transactions..........             8,788                5,889
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           234,151            3,299,630
                                 ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           236,848            3,163,001
                                 ----------          -----------
UNIT TRANSACTIONS:
  Purchases..............           771,943            5,551,946
  Net transfers..........             6,361            4,249,387
  Surrenders for benefit
   payments and fees.....           (15,792)            (377,152)
  Net annuity
   transactions..........         --                    --
                                 ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....           762,512            9,424,181
                                 ----------          -----------
  Net increase (decrease)
   in net assets.........           999,360           12,587,182
NET ASSETS:
  Beginning of year......           115,062            2,551,527
                                 ----------          -----------
  End of year............        $1,114,422          $15,138,709
                                 ==========          ===========

(b)  From inception, April 30, 2003 to December 31, 2003.
(e) Effective November 21, 2003, Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund.

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                             NATIONS          NATIONS
                           NATIONS HIGH      ANNUITY      ANNUITY MARISCO
                            YIELD BOND    INTERNATIONAL   FOCUSED EQUITIES
                            PORTFOLIO    VALUE PORTFOLIO     PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $ 1,085,165     $   (9,119)      $  (247,619)
  Capital gains income...       21,971            561          --
  Net realized gain
   (loss) on security
   transactions..........        9,022         33,687             2,582
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    2,288,648      1,376,884         4,237,183
                           -----------     ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,404,806      1,402,013         3,992,146
                           -----------     ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............    6,507,837        --              6,608,558
  Net transfers..........    6,926,701       (168,879)        5,554,160
  Surrenders for benefit
   payments and fees.....     (911,537)      (221,694)         (436,185)
  Net annuity
   transactions..........      --             --               --
                           -----------     ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....   12,523,001       (390,573)       11,726,533
                           -----------     ----------       -----------
  Net increase (decrease)
   in net assets.........   15,927,807      1,011,440        15,718,679
NET ASSETS:
  Beginning of year......    6,214,294      3,138,163         7,032,966
                           -----------     ----------       -----------
  End of year............  $22,142,101     $4,149,603       $22,751,645
                           ===========     ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                                                                 NATIONS        NATIONS
                               NATIONS          NATIONS          MARISCO      MARSICO 21ST  NATIONS MIDCAP  NATIONS SMALL
                           ASSET ALLOCATION  CAPITAL GROWTH      GROWTH         CENTURY         GROWTH         COMPANY
                              PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  ---------------  ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (7,770)      $  (61,804)     $  (135,016)    $  (29,833)   $  (200,743)    $  (154,408)
  Capital gains income...       --                --              --              --             --              --
  Net realized gain
   (loss) on security
   transactions..........          7,386           10,060            3,835         17,454         13,993          16,755
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,069,597          828,248        2,117,353        688,293      2,981,057       2,966,462
                              ----------       ----------      -----------     ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,069,213          776,504        1,986,172        675,914      2,794,307       2,828,809
                              ----------       ----------      -----------     ----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      2,159,269        2,155,203        3,121,274        502,439      5,616,467       4,263,565
  Net transfers..........      2,310,935        2,134,574        2,584,276         20,005      5,531,078       3,515,138
  Surrenders for benefit
   payments and fees.....       (358,514)        (392,167)        (392,594)      (100,848)      (670,029)       (452,969)
  Net annuity
   transactions..........       --                --              --              --             --              --
                              ----------       ----------      -----------     ----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....      4,111,690        3,897,610        5,312,956        421,596     10,477,516       7,325,734
                              ----------       ----------      -----------     ----------    -----------     -----------
  Net increase (decrease)
   in net assets.........      5,180,903        4,674,114        7,299,128      1,097,510     13,271,823      10,154,543
NET ASSETS:
  Beginning of year......      3,436,991        1,294,874        4,578,899      1,495,516      5,067,035       4,059,500
                              ----------       ----------      -----------     ----------    -----------     -----------
  End of year............     $8,617,894       $5,968,988      $11,878,027     $2,593,026    $18,338,858     $14,214,043
                              ==========       ==========      ===========     ==========    ===========     ===========


                           NATIONS VALUE  JENNISON 20/20
                             PORTFOLIO    FOCUS PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   (30,798)     $ (3,361)
  Capital gains income...       --            --
  Net realized gain
   (loss) on security
   transactions..........         4,553        (1,377)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,949,896        61,579
                            -----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,923,651        56,841
                            -----------      --------
UNIT TRANSACTIONS:
  Purchases..............     6,880,720        28,990
  Net transfers..........     5,703,023         8,404
  Surrenders for benefit
   payments and fees.....      (592,455)      (14,778)
  Net annuity
   transactions..........       --            --
                            -----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....    11,991,288        22,616
                            -----------      --------
  Net increase (decrease)
   in net assets.........    15,914,939        79,457
NET ASSETS:
  Beginning of year......     6,063,494       190,614
                            -----------      --------
  End of year............   $21,978,433      $270,071
                            ===========      ========

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                             PRUDENTIAL JENNISON      SALOMON
                                                                INTERNATIONAL         BROTHERS
                              JENNISON        PRUDENTIAL           GROWTH         VARIABLE ALL CAP
                              PORTFOLIO     VALUE PORTFOLIO    PORTFOLIO FUND           FUND
                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ---------------  -------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $ (9,707)        $ (1,098)           $  (32)           $  (24,216)
  Capital gains income...      --               --                --                   --
  Net realized gain
   (loss) on security
   transactions..........      (36,592)             452                77               (28,147)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      204,125           44,257               693               835,532
                              --------         --------            ------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      157,826           43,611               738               783,169
                              --------         --------            ------            ----------
UNIT TRANSACTIONS:
  Purchases..............        6,461           13,673           --                     30,068
  Net transfers..........      126,819           14,987             3,088                34,354
  Surrenders for benefit
   payments and fees.....      (42,703)          (5,898)              (16)             (119,568)
  Net annuity
   transactions..........      --               --                --                   --
                              --------         --------            ------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....       90,577           22,762             3,072               (55,146)
                              --------         --------            ------            ----------
  Net increase (decrease)
   in net assets.........      248,403           66,373             3,810               728,023
NET ASSETS:
  Beginning of year......      541,773          151,817             1,188             2,161,362
                              --------         --------            ------            ----------
  End of year............     $790,176         $218,190            $4,998            $2,889,385
                              ========         ========            ======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________

                              SALOMON
                             BROTHERS        SALOMON         SALOMON      STI CLASSIC VT
                           VARIABLE HIGH     BROTHERS        BROTHERS        CAPITAL      STI CLASSIC VT  STI CLASSIC VT
                            YIELD BOND       VARIABLE     VARIABLE TOTAL   APPRECIATION      GROWTH &     MID-CAP EQUITY
                               FUND       INVESTORS FUND   RETURN FUND         FUND        INCOME FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $ 12,385        $  1,264        $  1,372       $  (19,961)     $   (7,356)      $ (2,834)
  Capital gains income...      --             --                4,672          --              --             --
  Net realized gain
   (loss) on security
   transactions..........       2,597           3,385             323            2,208             807            (26)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      30,851         181,195          43,649          229,674         264,913        123,007
                             --------        --------        --------       ----------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      45,833         185,844          50,016          211,921         258,364        120,147
                             --------        --------        --------       ----------      ----------       --------
UNIT TRANSACTIONS:
  Purchases..............      20,371           1,460           6,576        1,320,288         787,391        359,763
  Net transfers..........      15,894           6,633          27,824        1,052,045         953,500        471,516
  Surrenders for benefit
   payments and fees.....      (5,194)        (44,041)        (10,919)         (25,417)         (8,015)       (11,828)
  Net annuity
   transactions..........      --             --              --               --              --             --
                             --------        --------        --------       ----------      ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....      31,071         (35,948)         23,481        2,346,916       1,732,876        819,451
                             --------        --------        --------       ----------      ----------       --------
  Net increase (decrease)
   in net assets.........      76,904         149,896          73,497        2,558,837       1,991,240        939,598
NET ASSETS:
  Beginning of year......     179,328         640,017         330,250          109,448          43,212         27,145
                             --------        --------        --------       ----------      ----------       --------
  End of year............    $256,232        $789,913        $403,747       $2,668,285      $2,034,452       $966,743
                             ========        ========        ========       ==========      ==========       ========


                           STI CLASSIC VT
                            VALUE INCOME
                             STOCK FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................     $   (294)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........           51
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       73,814
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       73,571
                              --------
UNIT TRANSACTIONS:
  Purchases..............      255,990
  Net transfers..........      230,567
  Surrenders for benefit
   payments and fees.....       (3,302)
  Net annuity
   transactions..........      --
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   unit transactions.....      483,255
                              --------
  Net increase (decrease)
   in net assets.........      556,826
NET ASSETS:
  Beginning of year......       22,317
                              --------
  End of year............     $579,143
                              ========

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (12,116)   $   (91,121)    $  (29,892)
  Capital gains income...      --            --             --
  Net realized gain
   (loss) on security
   transactions..........     (34,107)       (46,633)       (39,191)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (138,356)    (1,593,104)      (562,618)
                           ----------    -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (184,579)    (1,730,858)      (631,701)
                           ----------    -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............   1,152,173      5,966,682      1,965,954
  Net transfers..........     651,406      5,980,964      1,240,255
  Surrenders for benefit
   payments and fees.....     (13,789)      (231,967)      (237,818)
  Net annuity
   transactions..........      --            --             --
                           ----------    -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,789,790     11,715,679      2,968,391
                           ----------    -----------     ----------
  Net increase (decrease)
   in net assets.........   1,605,211      9,984,821      2,336,690
NET ASSETS:
  Beginning of year......     177,668      1,885,454      1,043,080
                           ----------    -----------     ----------
  End of year............  $1,782,879    $11,870,275     $3,379,770
                           ==========    ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                           AIM V.I. CAPITAL  AIM V.I. DENT     AIM V.I.                         AIM V. I.          AIM V.I. MID
                             APPRECIATION     DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH    INTERNATIONAL          CAP CORE
                                 FUND         TRENDS FUND   SECURITIES FUND   YIELD FUND       GROWTH FUND         EQUITY FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (B)
                           ----------------  -------------  ---------------  -------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (30,009)      $  (5,618)     $   390,493      $ (7,243)        $  19,322           $  (53,903)
  Capital gains income...       --               --              --              --              --                   --
  Net realized gain
   (loss) on security
   transactions..........       (150,991)             56          (19,667)       (2,365)          990,599              (40,934)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (397,262)       (130,624)         523,145       (12,819)          (20,388)            (411,638)
                              ----------       ---------      -----------      --------         ---------           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (578,262)       (136,186)         893,971       (22,427)          989,533             (506,475)
                              ----------       ---------      -----------      --------         ---------           ----------
UNIT TRANSACTIONS:
  Purchases..............      1,668,237         240,526       20,577,484       156,114           265,401            4,964,105
  Net transfers..........        109,703         398,455       13,754,395       329,757          (605,907)           3,746,015
  Surrenders for benefit
   payments and fees.....        (42,144)         (6,987)      (2,162,455)       (4,763)           (5,536)            (124,390)
  Net annuity
   transactions..........       --               --                46,714        --              --                   --
                              ----------       ---------      -----------      --------         ---------           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,735,796         631,994       32,216,138       481,108          (346,042)           8,585,730
                              ----------       ---------      -----------      --------         ---------           ----------
  Net increase (decrease)
   in net assets.........      1,157,534         495,808       33,110,109       458,681           643,491            8,079,255
NET ASSETS:
  Beginning of year......      1,490,216         139,194          759,552       225,844            20,103              724,789
                              ----------       ---------      -----------      --------         ---------           ----------
  End of year............     $2,647,750       $ 635,002      $33,869,661      $684,525         $ 663,594           $8,804,044
                              ==========       =========      ===========      ========         =========           ==========


                           AIM V.I. PREMIER
                             EQUITY FUND
                           SUB-ACCOUNT (C)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   (30,594)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (80,780)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,073,025)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,184,399)
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      2,904,918
  Net transfers..........      2,436,542
  Surrenders for benefit
   payments and fees.....       (186,032)
  Net annuity
   transactions..........       --
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,155,428
                             -----------
  Net increase (decrease)
   in net assets.........      3,971,029
NET ASSETS:
  Beginning of year......      1,303,548
                             -----------
  End of year............    $ 5,274,577
                             ===========

(a) Formerly AIM V.I. International Equity Fund Sub-Accout. Change effective May 1, 2002.
(b) Formerly AIM V.I. MidCap Equity Fund Sub-Account. Change effective May 1, 2002.
(c)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               AMERICAN
                               AMERICAN       FUNDS BLUE
                                FUNDS         CHIP INCOME     AMERICAN
                           ASSET ALLOCATION   AND GROWTH     FUNDS BOND
                                 FUND            FUND           FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   741,451      $    89,990    $ 1,148,591
  Capital gains income...       --                --             --
  Net realized gain
   (loss) on security
   transactions..........       (114,334)        (112,706)        (6,944)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (5,217,348)      (3,064,186)       738,896
                             -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (4,590,231)      (3,086,902)     1,880,543
                             -----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     21,949,439       16,045,851     18,279,893
  Net transfers..........     14,561,512        8,020,808     18,909,185
  Surrenders for benefit
   payments and fees.....     (1,733,426)        (480,555)    (3,999,777)
  Net annuity
   transactions..........          1,182           20,033         22,692
                             -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     34,778,707       23,606,137     33,211,993
                             -----------      -----------    -----------
  Net increase (decrease)
   in net assets.........     30,188,476       20,519,235     35,092,536
NET ASSETS:
  Beginning of year......     21,029,928        4,639,946     28,546,406
                             -----------      -----------    -----------
  End of year............    $51,218,404      $25,159,181    $63,638,942
                             ===========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                                                                                                         AMERICAN FUNDS
                             AMERICAN                    AMERICAN FUNDS  AMERICAN FUNDS                   GLOBAL SMALL
                           FUNDS GLOBAL  AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS  CAPITALIZATION
                           GROWTH FUND    GROWTH FUND         FUND            FUND       NEW WORLD FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   (94,209)   $ (1,460,225)   $   (351,173)   $   (26,730)    $     4,598     $   (55,317)
  Capital gains income...      --             --              --              --              --              --
  Net realized gain
   (loss) on security
   transactions..........     (159,507)     (1,066,258)     (1,166,414)      (286,997)         82,055         (87,864)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,876,188)    (29,459,404)    (26,307,872)    (4,013,702)       (296,664)     (1,737,643)
                           -----------    ------------    ------------    -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (3,129,904)    (31,985,887)    (27,825,459)    (4,327,429)       (210,011)     (1,880,824)
                           -----------    ------------    ------------    -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    5,832,084      33,420,730      38,362,011      9,186,086       3,135,523       2,177,502
  Net transfers..........    3,698,932      12,187,592      22,640,175      1,355,806       2,951,780         638,224
  Surrenders for benefit
   payments and fees.....     (905,856)     (5,480,753)     (7,005,063)    (7,413,664)     (4,591,035)       (363,778)
  Net annuity
   transactions..........      --              (11,403)        (10,789)        (3,632)        --               (1,684)
                           -----------    ------------    ------------    -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    8,625,160      40,116,166      53,986,334      3,124,596       1,496,268       2,450,264
                           -----------    ------------    ------------    -----------     -----------     -----------
  Net increase (decrease)
   in net assets.........    5,495,256       8,130,279      26,160,875     (1,202,833)      1,286,257         569,440
NET ASSETS:
  Beginning of year......   17,010,932     106,528,759     114,891,359     27,371,090       3,526,853       7,817,845
                           -----------    ------------    ------------    -----------     -----------     -----------
  End of year............  $22,506,188    $114,659,038    $141,052,234    $26,168,257     $ 4,813,110     $ 8,387,285
                           ===========    ============    ============    ===========     ===========     ===========

                                FRANKLIN
                                 INCOME
                               SECURITIES
                                  FUND
                            SUB-ACCOUNT (D)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................      $   (4,177)
  Capital gains income...           3,039
  Net realized gain
   (loss) on security
   transactions..........          (4,216)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         178,303
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         172,949
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       3,249,141
  Net transfers..........       2,503,051
  Surrenders for benefit
   payments and fees.....         (42,638)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,709,554
                               ----------
  Net increase (decrease)
   in net assets.........       5,882,503
NET ASSETS:
  Beginning of year......        --
                               ----------
  End of year............      $5,882,503
                               ==========

(d)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             FRANKLIN LARGE
                               CAP GROWTH
                               SECURITIES      FRANKLIN REAL  FRANKLIN SMALL
                                  FUND          ESTATE FUND      CAP FUND
                            SUB-ACCOUNT (D)     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................       $ (1,104)       $   82,854     $  (163,314)
  Capital gains income...       --                 --              --
  Net realized gain
   (loss) on security
   transactions..........              4           (74,588)       (209,538)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (17,182)         (160,921)     (4,802,852)
                                --------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (18,282)         (152,655)     (5,175,704)
                                --------        ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............        406,354           594,551       3,996,185
  Net transfers..........        177,961         1,981,742       2,050,255
  Surrenders for benefit
   payments and fees.....           (633)         (392,562)       (799,291)
  Net annuity
   transactions..........       --                 --                 (213)
                                --------        ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        583,682         2,183,731       5,246,936
                                --------        ----------     -----------
  Net increase (decrease)
   in net assets.........        565,400         2,031,076          71,232
NET ASSETS:
  Beginning of year......       --               3,417,719      14,968,914
                                --------        ----------     -----------
  End of year............       $565,400        $5,448,795     $15,040,146
                                ========        ==========     ===========

(d)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                             FRANKLIN                               TEMPLETON
                            STRATEGIC     FRANKLIN     FRANKLIN    DEVELOPING       TEMPLETON           TEMPLETON
                              INCOME     TECHNOLOGY     SHARES       MARKETS         FOREIGN           GLOBAL ASSET
                            SECURITIES   SECURITIES   SECURITIES   SECURITIES       SECURITIES          ALLOCATION
                               FUND         FUND         FUND         FUND             FUND                FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (E)     SUB-ACCOUNT (F)
                           ------------  -----------  -----------  -----------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $  (101,042)  $  (15,746)  $  (150,203) $   (2,956)     $   (16,330)         $   14,891
  Capital gains income...      --            --           564,946      --             --                  --
  Net realized gain
   (loss) on security
   transactions..........       (3,082)     (27,961)     (102,990)    337,435        1,273,965             (69,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      501,572     (593,323)   (4,177,655)    (42,762)      (1,417,661)           (129,170)
                           -----------   ----------   -----------  ----------      -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      397,448     (637,030)   (3,865,902)    291,717         (160,026)           (184,262)
                           -----------   ----------   -----------  ----------      -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............    3,753,865      654,732    13,516,348     437,339        3,126,632             154,446
  Net transfers..........    3,425,007      263,449    11,843,732    (134,105)        (369,108)           (141,646)
  Surrenders for benefit
   payments and fees.....     (584,161)     (53,453)   (1,389,004)    (37,251)        (203,326)           (127,596)
  Net annuity
   transactions..........      --            --           --           --                 (269)           --
                           -----------   ----------   -----------  ----------      -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,594,711      864,728    23,971,076     265,983        2,553,929            (114,796)
                           -----------   ----------   -----------  ----------      -----------          ----------
  Net increase (decrease)
   in net assets.........    6,992,159      227,698    20,105,174     557,700        2,393,903            (299,058)
NET ASSETS:
  Beginning of year......    4,943,625    1,235,933    18,596,166     875,064        7,024,724           2,921,031
                           -----------   ----------   -----------  ----------      -----------          ----------
  End of year............  $11,935,784   $1,463,631   $38,701,340  $1,432,764      $ 9,418,627          $2,621,973
                           ===========   ==========   ===========  ==========      ===========          ==========


                             TEMPLETON
                               GROWTH
                             SECURITIES
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $    51,492
  Capital gains income...       150,079
  Net realized gain
   (loss) on security
   transactions..........        69,796
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,770,010)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,498,643)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     3,169,156
  Net transfers..........       414,893
  Surrenders for benefit
   payments and fees.....      (389,382)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,194,667
                            -----------
  Net increase (decrease)
   in net assets.........     1,696,024
NET ASSETS:
  Beginning of year......     7,386,534
                            -----------
  End of year............   $ 9,082,558
                            ===========

(e) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.
(f) Formerly Templeton Asset Strategy Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                             HARTFORD                   HARTFORD CAPITAL
                           ADVISERS HLS  HARTFORD BOND    APPRECIATION
                               FUND        HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $   320,910    $   345,707     $  (149,961)
  Capital gains income...      --             178,028        --
  Net realized gain
   (loss) on security
   transactions..........     (163,963)        (8,473)       (206,507)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (3,446,192)     1,125,575      (3,892,253)
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (3,289,245)     1,640,837      (4,248,721)
                           -----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    6,267,677      9,566,951       5,804,193
  Net transfers..........    6,531,842     12,638,510       6,407,818
  Surrenders for benefit
   payments and fees.....   (1,413,205)    (1,123,847)     (1,271,063)
  Net annuity
   transactions..........       (1,503)       --                 (490)
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   11,384,811     21,081,614      10,940,458
                           -----------    -----------     -----------
  Net increase (decrease)
   in net assets.........    8,095,566     22,722,451       6,691,737
NET ASSETS:
  Beginning of year......   15,080,137      7,877,698      14,745,517
                           -----------    -----------     -----------
  End of year............  $23,175,703    $30,600,149     $21,437,254
                           ===========    ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                             HARTFORD                                                      HARTFORD GLOBAL
                           DIVIDEND AND                  HARTFORD GLOBAL  HARTFORD GLOBAL     FINANCIAL
                            GROWTH HLS   HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS    SERVICES HLS    HARTFORD GLOBAL
                               FUND         HLS FUND          FUND           HLS FUND           FUND        HEALTH HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  --------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $    54,504        $ (4)         $  (4,521)         $  (5)         $   (155)        $  (9,289)
  Capital gains income...      400,738           3                247         --               --                 18,073
  Net realized gain
   (loss) on security
   transactions..........      (14,628)     --                (19,247)          (239)             (686)          (16,491)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,822,659)        (60)           (17,596)           (72)           (9,695)         (152,793)
                           -----------        ----          ---------          -----          --------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,382,045)        (61)           (41,117)          (316)          (10,536)         (160,500)
                           -----------        ----          ---------          -----          --------         ---------
UNIT TRANSACTIONS:
  Purchases..............    5,015,423      --                  8,124         --                   759             5,440
  Net transfers..........    5,267,793         585            (70,508)           (11)           25,040            19,308
  Surrenders for benefit
   payments and fees.....     (570,767)     --                (10,194)            (4)               (9)          (95,163)
  Net annuity
   transactions..........      --           --                --              --               --                --
                           -----------        ----          ---------          -----          --------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    9,712,449         585            (72,578)           (15)           25,790           (70,415)
                           -----------        ----          ---------          -----          --------         ---------
  Net increase (decrease)
   in net assets.........    8,330,404         524           (113,695)          (331)           15,254          (230,915)
NET ASSETS:
  Beginning of year......    4,370,004          52            406,982            820            23,923           853,738
                           -----------        ----          ---------          -----          --------         ---------
  End of year............  $12,700,408        $576          $ 293,287          $ 489          $ 39,177         $ 622,823
                           ===========        ====          =========          =====          ========         =========


                           HARTFORD GLOBAL
                             LEADERS HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (12,329)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........      (185,204)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (293,133)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (490,666)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............        54,332
  Net transfers..........      (121,445)
  Surrenders for benefit
   payments and fees.....      (216,115)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (283,228)
                             ----------
  Net increase (decrease)
   in net assets.........      (773,894)
NET ASSETS:
  Beginning of year......     2,435,275
                             ----------
  End of year............    $1,661,381
                             ==========

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                           HARTFORD GLOBAL  HARTFORD GROWTH  HARTFORD GROWTH
                             TECHNOLOGY       AND INCOME      OPPORTUNITIES
                              HLS FUND         HLS FUND          HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (D)
                           ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (5,714)      $   (8,554)         $  (16)
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions..........       (70,709)         (43,702)              1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (176,497)        (231,181)            185
                              ---------       ----------          ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (252,920)        (283,437)            170
                              ---------       ----------          ------
UNIT TRANSACTIONS:
  Purchases..............        10,400           52,687         --
  Net transfers..........         3,377          (35,684)          7,250
  Surrenders for benefit
   payments and fees.....       (66,421)         (55,988)             (3)
  Net annuity
   transactions..........       --               --              --
                              ---------       ----------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (52,644)         (38,985)          7,247
                              ---------       ----------          ------
  Net increase (decrease)
   in net assets.........      (305,564)        (322,422)          7,417
NET ASSETS:
  Beginning of year......       646,530        1,026,158         --
                              ---------       ----------          ------
  End of year............     $ 340,966       $  703,736          $7,417
                              =========       ==========          ======

(d)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________

                                                             HARTFORD
                                                           INTERNATIONAL    HARTFORD
                                                              CAPITAL     INTERNATIONAL    HARTFORD      HARTFORD      HARTFORD
                           HARTFORD HIGH   HARTFORD INDEX  APPRECIATION   OPPORTUNITIES     MIDCAP     MIDCAP VALUE  MONEY MARKET
                           YIELD HLS FUND     HLS FUND       HLS FUND       HLS FUND       HLS FUND      HLS FUND      HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  --------------  -------------  -------------  ------------  ------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  4,560      $    (8,995)       $ (10)      $   11,427    $   (58,905)    $ (1,920)   $    (64,621)
  Capital gains income...      --                49,385       --              --             --            --               4,510
  Net realized gain
   (loss) on security
   transactions..........         (186)        (149,867)         (10)         (70,765)      (155,408)      (4,192)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (12,626)        (336,334)        (156)        (288,880)      (591,039)     (19,444)        --
                              --------      -----------        -----       ----------    -----------     --------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (8,252)        (445,811)        (176)        (348,218)      (805,352)     (25,556)        (60,111)
                              --------      -----------        -----       ----------    -----------     --------    ------------
UNIT TRANSACTIONS:
  Purchases..............        9,402           19,949       --              812,544         60,296       14,405     114,610,819
  Net transfers..........      217,687         (759,734)        (344)         577,885       (484,424)     171,686      10,839,331
  Surrenders for benefit
   payments and fees.....       (3,277)         (42,385)        (108)         (98,837)      (227,293)      (4,891)    (66,048,999)
  Net annuity
   transactions..........      --               --            --                 (386)       --            --              42,162
                              --------      -----------        -----       ----------    -----------     --------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      223,812         (782,170)        (452)       1,291,206       (651,421)     181,200      59,443,313
                              --------      -----------        -----       ----------    -----------     --------    ------------
  Net increase (decrease)
   in net assets.........      215,560       (1,227,981)        (628)         942,988     (1,456,773)     155,644      59,383,202
NET ASSETS:
  Beginning of year......       94,247        2,327,864          981        1,543,064      5,355,051       68,345      63,080,969
                              --------      -----------        -----       ----------    -----------     --------    ------------
  End of year............     $309,807      $ 1,099,883        $ 353       $2,486,052    $ 3,898,278     $223,989    $122,464,171
                              ========      ===========        =====       ==========    ===========     ========    ============

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                              HARTFORD
                              MORTGAGE     HARTFORD SMALL      HARTFORD
                           SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH   HARTFORD STOCK
                                FUND            FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (D)    SUB-ACCOUNT
                           --------------  --------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ 12,142       $  (35,350)       $   (71)       $   (45,544)
  Capital gains income...      --               --             --                 --
  Net realized gain
   (loss) on security
   transactions..........          948          (42,557)           (22)          (395,004)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       24,593         (886,164)        (2,537)        (2,725,003)
                              --------       ----------        -------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       37,683         (964,071)        (2,630)        (3,165,551)
                              --------       ----------        -------        -----------
UNIT TRANSACTIONS:
  Purchases..............        6,352          925,329        --               2,106,933
  Net transfers..........      343,814          771,631         10,950          1,465,562
  Surrenders for benefit
   payments and fees.....      (60,705)        (101,368)           (14)          (657,457)
  Net annuity
   transactions..........      --               --             --                 --
                              --------       ----------        -------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      289,461        1,595,592         10,936          2,915,038
                              --------       ----------        -------        -----------
  Net increase (decrease)
   in net assets.........      327,144          631,521          8,306           (250,513)
NET ASSETS:
  Beginning of year......      414,424        2,137,093        --              10,619,128
                              --------       ----------        -------        -----------
  End of year............     $741,568       $2,768,614        $ 8,306        $10,368,615
                              ========       ==========        =======        ===========

(d)  From inception, April 30, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                              HARTFORD U.S.                         HARTFORD VALUE          HUNTINGTON VA
                               GOVERNMENT       HARTFORD VALUE      OPPORTUNITIES           INCOME EQUITY
                           SECURITIES HLS FUND     HLS FUND            HLS FUND                  FUND
                             SUB-ACCOUNT (D)     SUB-ACCOUNT       SUB-ACCOUNT (D)         SUB-ACCOUNT (G)
                           -------------------  --------------  ----------------------  ----------------------
OPERATIONS:
  Net investment income
   (loss)................      $   (5,172)         $   (220)            $  (16)                $   161
  Capital gains income...        --                 --                --                      --
  Net realized gain
   (loss) on security
   transactions..........           2,474            (1,819)                 1                --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....          42,195            (8,779)               149                     (37)
                               ----------          --------             ------                 -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          39,497           (10,818)               134                     124
                               ----------          --------             ------                 -------
UNIT TRANSACTIONS:
  Purchases..............           5,890           --                --                        17,041
  Net transfers..........       1,147,380            14,181              7,250                     910
  Surrenders for benefit
   payments and fees.....        (349,803)           (6,100)                (3)                     (3)
  Net annuity
   transactions..........        --                 --                --                      --
                               ----------          --------             ------                 -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         803,467             8,081              7,247                  17,948
                               ----------          --------             ------                 -------
  Net increase (decrease)
   in net assets.........         842,964            (2,737)             7,381                  18,072
NET ASSETS:
  Beginning of year......        --                  34,245           --                      --
                               ----------          --------             ------                 -------
  End of year............      $  842,964          $ 31,508             $7,381                 $18,072
                               ==========          ========             ======                 =======


                               HUNTINGTON VA                                   HUNTINGTON VA           HUNTINGTON VA
                                  DIVIDEND             HUNTINGTON VA              MID CORP              NEW ECONOMY
                                CAPTURE FUND            GROWTH FUND             AMERICA FUND                FUND
                              SUB-ACCOUNT (G)         SUB-ACCOUNT (G)         SUB-ACCOUNT (G)         SUB-ACCOUNT (G)
                           ----------------------  ----------------------  ----------------------  ----------------------
OPERATIONS:
  Net investment income
   (loss)................         $   189                  $   (1)                $   (17)                 $   (2)
  Capital gains income...        --                      --                      --                      --
  Net realized gain
   (loss) on security
   transactions..........               1                --                      --                      --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....             (33)                   (121)                    (27)                    (31)
                                  -------                  ------                 -------                  ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             157                    (122)                    (44)                    (33)
                                  -------                  ------                 -------                  ------
UNIT TRANSACTIONS:
  Purchases..............           6,553                     875                  11,717                     870
  Net transfers..........           7,788                   3,081                   3,718                     952
  Surrenders for benefit
   payments and fees.....             (69)                     (2)                     (2)               --
  Net annuity
   transactions..........        --                      --                      --                      --
                                  -------                  ------                 -------                  ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          14,272                   3,954                  15,433                   1,822
                                  -------                  ------                 -------                  ------
  Net increase (decrease)
   in net assets.........          14,429                   3,832                  15,389                   1,789
NET ASSETS:
  Beginning of year......        --                      --                      --                      --
                                  -------                  ------                 -------                  ------
  End of year............         $14,429                  $3,832                 $15,389                  $1,789
                                  =======                  ======                 =======                  ======

(d)  From inception, April 30, 2002 to December 31, 2002.
(g)  From inception, September 19, 2002 to December 31, 2002.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                               HUNTINGTON VA        MFS CAPITAL
                                  ROTATING         OPPORTUNITIES  MFS EMERGING    MFS GLOBAL
                                MARKETS FUND          SERIES      GROWTH SERIES  EQUITY SERIES
                              SUB-ACCOUNT (G)       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................         $   (17)          $  (172,212)   $  (185,796)   $   (9,004)
  Capital gains income...        --                     --             --            --
  Net realized gain
   (loss) on security
   transactions..........        --                  (1,044,355)    (1,786,840)       (3,376)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....            (120)           (3,721,978)    (4,164,867)     (137,245)
                                  -------           -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            (137)           (4,938,545)    (6,137,503)     (149,625)
                                  -------           -----------    -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............           9,135             1,089,251        766,055       331,533
  Net transfers..........           3,445            (1,835,495)    (2,122,289)      435,366
  Surrenders for benefit
   payments and fees.....              (2)             (771,423)      (858,787)      (45,720)
  Net annuity
   transactions..........        --                       9,913          9,965       --
                                  -------           -----------    -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          12,578            (1,507,754)    (2,205,056)      721,179
                                  -------           -----------    -----------    ----------
  Net increase (decrease)
   in net assets.........          12,441            (6,446,299)    (8,342,559)      571,554
NET ASSETS:
  Beginning of year......        --                  16,704,564     18,574,736     1,015,489
                                  -------           -----------    -----------    ----------
  End of year............         $12,441           $10,258,265    $10,232,177    $1,587,043
                                  =======           ===========    ===========    ==========

(g)  From inception, September 19, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________

                              MFS HIGH      MFS INVESTORS  MFS INVESTORS  MFS MID CAP      MFS NEW
                               INCOME       GROWTH STOCK       TRUST        GROWTH        DISCOVERY       MFS TOTAL
                               SERIES          SERIES         SERIES        SERIES         SERIES       RETURN SERIES
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------  -------------  -----------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   437,927     $  (203,941)   $  (107,967)  $  (92,608)    $   (96,943)    $    18,879
  Capital gains income...       --               --             --            --            --               415,943
  Net realized gain
   (loss) on security
   transactions..........        (38,331)       (510,316)      (384,086)    (181,782)       (145,251)        (74,659)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       (214,224)     (4,418,385)    (2,872,866)  (3,625,688)     (2,561,742)     (2,804,275)
                             -----------     -----------    -----------   -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        185,372      (5,132,642)    (3,364,919)  (3,900,078)     (2,803,936)     (2,444,112)
                             -----------     -----------    -----------   -----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      3,188,645       1,690,213      1,679,797    2,559,189       2,546,479      16,506,598
  Net transfers..........      3,416,259        (765,028)       126,622    2,103,349       1,026,418      14,667,715
  Surrenders for benefit
   payments and fees.....       (765,085)       (795,206)      (677,989)    (500,205)       (468,302)     (2,066,299)
  Net annuity
   transactions..........       --                 8,331        --            (1,033)         13,222            (851)
                             -----------     -----------    -----------   -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,839,819         138,310      1,128,430    4,161,300       3,117,817      29,107,163
                             -----------     -----------    -----------   -----------    -----------     -----------
  Net increase (decrease)
   in net assets.........      6,025,191      (4,994,332)    (2,236,489)     261,222         313,881      26,663,051
NET ASSETS:
  Beginning of year......      6,334,561      17,717,134     14,522,796    6,823,252       7,307,374      24,553,363
                             -----------     -----------    -----------   -----------    -----------     -----------
  End of year............    $12,359,752     $12,722,802    $12,286,307   $7,084,474     $ 7,621,255     $51,216,414
                             ===========     ===========    ===========   ===========    ===========     ===========

                                                          MERRILL LYNCH
                                 MERRILL LYNCH              LARGE CAP
                                 GLOBAL GROWTH                GROWTH
                                   V.I. FUND                V.I. FUND
                              SUB-ACCOUNT (H)(I)         SUB-ACCOUNT (J)
                           -------------------------  ----------------------
OPERATIONS:
  Net investment income
   (loss)................           $   (18)                 $   (287)
  Capital gains income...         --                        --
  Net realized gain
   (loss) on security
   transactions..........         --                           (8,104)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....              (614)                    3,346
                                    -------                  --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              (632)                   (5,045)
                                    -------                  --------
UNIT TRANSACTIONS:
  Purchases..............            14,065                   118,214
  Net transfers..........         --                          (13,318)
  Surrenders for benefit
   payments and fees.....                (3)                     (856)
  Net annuity
   transactions..........         --                        --
                                    -------                  --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            14,062                   104,040
                                    -------                  --------
  Net increase (decrease)
   in net assets.........            13,430                    98,995
NET ASSETS:
  Beginning of year......         --                           16,067
                                    -------                  --------
  End of year............           $13,430                  $115,062
                                    =======                  ========

(h)  From inception, November 1, 1999 to December 31, 2002.
(i) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(j) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           NATIONS MARSICO                   NATIONS         NATIONS
                            INTERNATIONAL   NATIONS HIGH  INTERNATIONAL      MARISCO
                            OPPORTUNITIES    YIELD BOND       VALUE      FOCUSED EQUITIES
                              PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   (8,168)     $  366,310    $    5,522       $  (54,208)
  Capital gains income...       --              --             41,493         --
  Net realized gain
   (loss) on security
   transactions..........        (3,389)         (4,077)        2,183           (5,143)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       (46,614)       (250,810)     (640,981)        (766,821)
                             ----------      ----------    ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (58,171)        111,423      (591,783)        (826,172)
                             ----------      ----------    ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............     1,646,653       2,094,921       786,763        2,986,044
  Net transfers..........       942,052       2,920,994     1,851,239        3,767,484
  Surrenders for benefit
   payments and fees.....       (93,078)       (103,951)     (135,040)        (251,745)
  Net annuity
   transactions..........       --              --            --              --
                             ----------      ----------    ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,495,627       4,911,964     2,502,962        6,501,783
                             ----------      ----------    ----------       ----------
  Net increase (decrease)
   in net assets.........     2,437,456       5,023,387     1,911,179        5,675,611
NET ASSETS:
  Beginning of year......       114,071       1,190,907     1,226,984        1,357,355
                             ----------      ----------    ----------       ----------
  End of year............    $2,551,527      $6,214,294    $3,138,163       $7,032,966
                             ==========      ==========    ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________

                                                                                       NATIONS
                               NATIONS          NATIONS             NATIONS          MARSICO 21ST  NATIONS MIDCAP  NATIONS SMALL
                           ASSET ALLOCATION  CAPITAL GROWTH      MARISCO GROWTH        CENTURY         GROWTH         COMPANY
                              PORTFOLIO        PORTFOLIO           PORTFOLIO          PORTFOLIO      PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT (K)      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  ----------------------  ------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   23,004       $   (4,393)         $  (47,459)        $  (16,725)    $  (32,332)    $  (27,609)
  Capital gains income...       --                --                --                   --             --               1,670
  Net realized gain
   (loss) on security
   transactions..........         (6,566)          (3,266)            (14,588)            (6,933)        (4,312)       (19,158)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....       (319,463)         (97,313)           (657,178)          (119,598)      (642,962)      (459,070)
                              ----------       ----------          ----------         ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (303,025)        (104,972)           (719,225)          (143,256)      (679,606)      (504,167)
                              ----------       ----------          ----------         ----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      1,761,688          773,809           1,619,950            323,327      2,968,072      2,191,636
  Net transfers..........        701,250          484,430           2,434,920            904,224      2,301,066      1,792,939
  Surrenders for benefit
   payments and fees.....        (68,477)          (7,345)           (194,221)           (79,892)       (98,366)       (93,843)
  Net annuity
   transactions..........       --                --                --                   --             --             --
                              ----------       ----------          ----------         ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,394,461        1,250,894           3,860,649          1,147,659      5,170,772      3,890,732
                              ----------       ----------          ----------         ----------     ----------     ----------
  Net increase (decrease)
   in net assets.........      2,091,436        1,145,922           3,141,424          1,004,403      4,491,166      3,386,565
NET ASSETS:
  Beginning of year......      1,345,555          148,952           1,437,475            491,113        575,869        672,935
                              ----------       ----------          ----------         ----------     ----------     ----------
  End of year............     $3,436,991       $1,294,874          $4,578,899         $1,495,516     $5,067,035     $4,059,500
                              ==========       ==========          ==========         ==========     ==========     ==========


                           NATIONS VALUE      JENNISON 20/20
                             PORTFOLIO       FOCUS PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT (L)
                           -------------  ----------------------
OPERATIONS:
  Net investment income
   (loss)................   $   19,876           $ (3,805)
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........      (17,808)           (24,831)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....     (528,102)           (53,308)
                            ----------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (526,034)           (81,944)
                            ----------           --------
UNIT TRANSACTIONS:
  Purchases..............    3,148,042             32,120
  Net transfers..........    2,433,548            (18,898)
  Surrenders for benefit
   payments and fees.....      (85,338)           (17,086)
  Net annuity
   transactions..........      --               --
                            ----------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    5,496,252             (3,864)
                            ----------           --------
  Net increase (decrease)
   in net assets.........    4,970,218            (85,808)
NET ASSETS:
  Beginning of year......    1,093,276            276,422
                            ----------           --------
  End of year............   $6,063,494           $190,614
                            ==========           ========

(k) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.
(l) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                     PRUDENTIAL        SALOMON
                                                                      JENNISON        BROTHERS
                                                                    INTERNATIONAL     VARIABLE
                                  JENNISON           PRUDENTIAL        GROWTH          CAPITAL
                                 PORTFOLIO         VALUE PORTFOLIO    PORTFOLIO         FUND
                              SUB-ACCOUNT (M)        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------------  ---------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................        $  (14,228)          $  (2,597)       $  (20)       $  (22,075)
  Capital gains income...         --                    --             --               --
  Net realized gain
   (loss) on security
   transactions..........          (163,266)            (35,103)           (8)          (31,817)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....          (219,493)            (31,567)         (349)         (732,543)
                                 ----------           ---------        ------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (396,987)            (69,267)         (377)         (786,435)
                                 ----------           ---------        ------        ----------
UNIT TRANSACTIONS:
  Purchases..............            10,600              54,311        --               133,736
  Net transfers..........           (51,401)             59,393        --              (178,445)
  Surrenders for benefit
   payments and fees.....          (268,634)           (110,135)          (13)         (134,731)
  Net annuity
   transactions..........         --                    --             --               --
                                 ----------           ---------        ------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (309,435)              3,569           (13)         (179,440)
                                 ----------           ---------        ------        ----------
  Net increase (decrease)
   in net assets.........          (706,422)            (65,698)         (390)         (965,875)
NET ASSETS:
  Beginning of year......         1,248,195             217,515         1,578         3,127,237
                                 ----------           ---------        ------        ----------
  End of year............        $  541,773           $ 151,817        $1,188        $2,161,362
                                 ==========           =========        ======        ==========

(m) Formerly Prudential Jennison Portfolio Sub-Account. Change effective May 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________

                              SALOMON
                             BROTHERS        SALOMON         SALOMON       STI CLASSIC VT
                           VARIABLE HIGH     BROTHERS        BROTHERS         CAPITAL        STI CLASSIC VT    STI CLASSIC VT
                            YIELD BOND       VARIABLE     VARIABLE TOTAL    APPRECIATION        GROWTH &       MID-CAP EQUITY
                               FUND       INVESTORS FUND   RETURN FUND          FUND          INCOME FUND           FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (G)   SUB-ACCOUNT (G)   SUB-ACCOUNT (G)
                           -------------  --------------  --------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $ 10,318       $    (374)       $    279         $   (147)         $    22           $   (29)
  Capital gains income...      --             --              --               --               --                --
  Net realized gain
   (loss) on security
   transactions..........        (661)        (19,136)         (2,736)              (1)         --                --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....        (207)       (172,377)        (28,146)          (2,352)            (455)             (417)
                             --------       ---------        --------         --------          -------           -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,450        (191,887)        (30,603)          (2,500)            (433)             (446)
                             --------       ---------        --------         --------          -------           -------
UNIT TRANSACTIONS:
  Purchases..............       2,100          26,830           8,610           95,943           24,379            20,268
  Net transfers..........      (7,002)         52,091          (4,028)          16,020           19,274             7,326
  Surrenders for benefit
   payments and fees.....      (8,685)        (53,543)        (18,374)             (15)              (8)               (3)
  Net annuity
   transactions..........      --             --              --               --               --                --
                             --------       ---------        --------         --------          -------           -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (13,587)         25,378         (13,792)         111,948           43,645            27,591
                             --------       ---------        --------         --------          -------           -------
  Net increase (decrease)
   in net assets.........      (4,137)       (166,509)        (44,395)         109,448           43,212            27,145
NET ASSETS:
  Beginning of year......     183,465         806,526         374,645          --               --                --
                             --------       ---------        --------         --------          -------           -------
  End of year............    $179,328       $ 640,017        $330,250         $109,448          $43,212           $27,145
                             ========       =========        ========         ========          =======           =======


                            STI CLASSIC VT
                             VALUE INCOME
                              STOCK FUND
                           SUB-ACCOUNT (G)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $    (4)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the period.....         (125)
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (129)
                               -------
UNIT TRANSACTIONS:
  Purchases..............       21,906
  Net transfers..........          541
  Surrenders for benefit
   payments and fees.....           (1)
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       22,446
                               -------
  Net increase (decrease)
   in net assets.........       22,317
NET ASSETS:
  Beginning of year......      --
                               -------
  End of year............      $22,317
                               =======

(g)  From inception, September 19, 2002 to December 31, 2002.

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges--Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

____________________________________ SA-106 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                            PURCHASES       PROCEEDS
FUND                                         AT COST       FROM SALES
----                                      --------------  ------------
AIM V.I. Aggressive Growth Fund.........  $    9,742,070  $  1,053,206
AIM V.I. Basic Value Fund...............      39,140,200     1,932,261
AIM V.I. Blue Chip Fund.................      12,079,992       967,564
AIM V.I. Capital Appreciation Fund......      12,309,550     4,234,988
AIM V.I. Dent Demographic Trends Fund...       4,625,126       246,185
AIM V.I. Government Securities Fund.....      82,808,915    30,230,427
AIM V.I. High Yield Fund................         642,151       105,427
AIM V.I. International Growth Fund......      38,208,583    36,637,582
AIM V.I. Mid Cap Core Equity Fund.......      41,543,563     1,719,093
AIM V.I. Premier Equity Fund............      14,900,525     1,435,838
AIM V.I. Small Cap Equity Fund..........         383,799         1,282
American Funds Asset Allocation Fund....     108,103,199     7,150,604
American Funds Blue Chip Income and
 Growth Fund............................      70,551,860     5,644,886
American Funds Bond Fund................     102,748,731    13,538,630
American Funds Global Growth Fund.......      19,293,709     6,780,486
American Funds Growth Fund..............     216,814,941    12,812,717
American Funds Growth-Income Fund.......     208,734,827    16,969,010
American Funds International Fund.......      44,708,148    26,138,504
American Funds New World Fund...........      20,707,544    13,724,178
American Funds Global Small
 Capitalization Fund....................      14,209,141     2,191,239
Franklin Rising Dividends Securities
 Fund...................................      22,793,608     1,413,100
Franklin Income Securities Fund.........     122,956,906     2,847,850
Franklin Large Cap Growth Securities
 Fund...................................       9,196,065       911,281
Franklin Real Estate Fund...............         688,714     1,009,234
Franklin Small Cap Fund.................      48,227,344    13,254,541
Franklin Strategic Income Fund..........      47,189,019     4,921,996
Mutual Shares Securities Fund...........     102,470,733     6,703,909
Templeton Developing Markets Securities
 Fund...................................      12,322,020     8,527,625
Templeton Foreign Securities Fund.......      45,111,985    28,193,562
Templeton Global Asset Allocation
 Fund...................................         253,805       275,783
Templeton Growth Securities Fund........      53,682,113    16,625,713
Mutual Discovery Securities Fund........       6,583,091       191,722
Hartford Advisers HLS Fund..............      11,995,749     3,263,419
Hartford Bond HLS Fund..................      35,955,783     6,711,827
Hartford Capital Appreciation HLS
 Fund...................................      16,522,164     2,957,843
Hartford Dividend and Growth HLS Fund...      16,227,414     1,302,227
Hartford Focus HLS Fund.................             606            13
Hartford Global Advisers HLS Fund.......          30,087        28,362
Hartford Global Communications HLS
 Fund...................................             595            13
Hartford Global Financial Services HLS
 Fund...................................           7,018           687
Hartford Global Health HLS Fund.........          36,987        40,080
Hartford Global Leaders HLS Fund........          53,544       228,645
Hartford Global Technology HLS Fund.....          22,839        40,590
Hartford Disciplined Equity HLS Fund....         165,795       162,206
Hartford Growth HLS Fund................           9,230            58
Hartford Growth Opportunities HLS
 Fund...................................           3,061           146

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                            PURCHASES       PROCEEDS
FUND                                         AT COST       FROM SALES
----                                      --------------  ------------
Hartford High Yield HLS Fund............  $      102,247  $     45,122
Hartford Index HLS Fund.................         117,761       102,250
Hartford International Capital
 Appreciation HLS Fund..................           3,087            95
Hartford International Small Company HLS
 Fund...................................          23,756         9,931
Hartford International Opportunities HLS
 Fund...................................       1,652,592       383,257
Hartford MidCap HLS Fund................         119,102       409,863
Hartford MidCap Value HLS Fund..........          97,865        13,041
Hartford Money Market HLS Fund..........     260,984,734   305,622,889
Hartford Mortgage Securities HLS Fund...         133,184       288,177
Hartford Small Company HLS Fund.........       2,774,364       516,524
Hartford SmallCap Growth HLS Fund.......          25,737           252
Hartford Stock HLS Fund.................       7,859,287     2,350,767
Hartford U.S. Government Securities HLS
 Fund...................................          96,510       152,050
Hartford Value HLS Fund.................           8,832           987
Hartford Value Opportunities HLS Fund...              44           123
Huntington Income Equity Fund...........         380,431        10,484
Huntington VA Dividend Capture Fund.....         466,694        19,715
Huntington VA Growth Fund...............         273,580        10,484
Huntington VA Mid Corp America Fund.....         274,834        10,257
Huntington VA New Economy Fund..........         173,092        11,019
Huntington VA Rotating Markets Fund.....         233,071        13,079
MFS Capital Opportunities Series........       4,772,324     2,300,383
MFS Emerging Growth Series..............      11,189,580     9,506,678
MFS Global Equity Series................       2,163,029       629,164
MFS High Income Series..................      72,960,566    36,954,749
MFS Investors Growth Stock Series.......      13,711,032     2,498,418
MFS Investors Trust Series..............      16,271,170     2,798,029
MFS Mid Cap Growth Series...............      19,353,644     2,217,296
MFS New Discovery Series................      20,194,064     8,731,204
MFS Total Return Series.................      93,321,661     5,994,208
MFS Value Series........................       3,766,103       242,386
Merrill Lynch Global Growth V.I. Fund...         212,619        46,017
Merrill Lynch Large Cap Growth V.I.
 Fund...................................         911,646       155,292
Nations Marsico International
 Opportunities Portfolio Fund...........       9,710,406       428,730
Nations High Yield Bond Portfolio.......      14,759,712     1,129,572
Nations International Value Portfolio...          73,878       472,999
Nations Marisco Focused Equities
 Portfolio..............................      12,109,966       631,115
Nations Asset Allocation Portfolio......       5,101,443       997,523
Nations Capital Growth Portfolio........       4,351,468       515,650
Nations Marisco Growth Portfolio........       6,392,932     1,214,994
Nations Marsico 21st Century
 Portfolio..............................       1,064,702       672,937
Nations Midcap Growth Portfolio.........      11,058,707       781,897
Nations Small Company Portfolio.........       7,826,502       655,180
Nations Value Portfolio.................      12,708,142       747,678
Jennison 20/20 Focus Portfolio..........          38,156        18,914
Prudential Jennison International Growth
 Portfolio..............................          14,867        11,827
Jennison Portfolio......................         159,055        78,177
Prudential Value Portfolio..............          33,746        12,076
Salomon Brothers Variable All Cap
 Fund...................................          97,164       176,540

____________________________________ SA-108 ____________________________________

                                            PURCHASES       PROCEEDS
FUND                                         AT COST       FROM SALES
----                                      --------------  ------------
Salomon Brothers Variable High Yield
 Bond Fund..............................  $       69,678  $     26,212
Salomon Brothers Variable Investors
 Fund...................................          29,061        63,744
Salomon Brothers Variable Total Return
 Fund...................................          45,888        16,320
STI Classic VT Capital Appreciation
 Fund...................................       2,372,920        45,965
STI Classic VT Growth & Income Fund.....       1,751,997        26,477
STI Classic VT Mid-Cap Equity Fund......         830,986        14,369
STI Classic VT Value Income Stock
 Fund...................................         489,334         6,374
                                          --------------  ------------
                                          $2,240,481,801  $673,915,999
                                          ==============  ============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
AIM V.I. Aggressive Growth Fund....    9,950,742      975,333        8,975,409
AIM V.I. Basic Value Fund..........   39,211,293    1,823,255       37,388,038
AIM V.I. Blue Chip Fund............   12,812,956    1,024,056       11,788,900
AIM V.I. Capital Appreciation
 Fund..............................   12,274,168    4,009,237        8,264,931
AIM V.I. Dent Demographic Trends
 Fund..............................    4,421,506      211,208        4,210,298
AIM V.I. Government Securities
 Fund..............................   77,383,342   29,010,503       48,372,839
AIM V.I. High Yield Fund...........      554,753       76,584          478,169
AIM V.I. International Growth
 Fund..............................   41,691,614   40,194,455        1,497,159
AIM V.I. Mid Cap Core Equity
 Fund..............................   37,271,156    1,417,810       35,853,346
AIM V.I. Premier Equity Fund.......   17,054,810    1,447,978       15,606,832
AIM V.I. Small Cap Equity Fund.....       36,775           89           36,686
American Funds Asset Allocation
 Fund..............................   11,517,681      824,841       10,692,840
American Funds Blue Chip Income and
 Growth Fund.......................   91,015,287    7,323,650       83,691,637
American Funds Bond Fund...........    8,501,865    1,155,431        7,346,434
American Funds Global Growth
 Fund..............................    2,455,940      846,414        1,609,526
American Funds Growth Fund.........   28,696,212    1,840,757       26,855,455
American Funds Growth-Income
 Fund..............................   22,760,603    2,284,318       20,476,285
American Funds International
 Fund..............................    5,960,939    3,456,980        2,503,959
American Funds New World Fund......    2,239,536    1,522,539          716,997
American Funds Global Small
 Capitalization Fund...............    1,687,569      243,189        1,444,380
Franklin Rising Dividends
 Securities Fund...................    2,017,263      122,578        1,894,685
Franklin Income Securities Fund....   11,397,453      269,481       11,127,972
Franklin Large Cap Growth
 Securities Fund...................      980,848       94,500          886,348
Franklin Real Estate Fund..........       41,023       68,812          (27,789)
Franklin Small Cap Fund............    6,575,703    2,138,177        4,437,526
Franklin Strategic Income Fund.....    3,866,473      393,409        3,473,064
Mutual Shares Securities Fund......    9,619,060      664,229        8,954,831
Templeton Developing Markets
 Securities Fund...................    1,596,930    1,195,441          401,489
Templeton Foreign Securities
 Fund..............................    6,128,984    3,946,774        2,182,210
Templeton Global Asset Allocation
 Fund..............................       20,095       24,438           (4,343)
Templeton Growth Securities Fund...    5,722,307    1,751,669        3,970,638
Mutual Discovery Securities Fund...      569,072       16,235          552,837
Hartford Advisers HLS Fund.........   13,917,543    3,674,374       10,243,169
Hartford Bond HLS Fund.............   30,169,167    5,771,689       24,397,478
Hartford Capital Appreciation HLS
 Fund..............................   21,683,174    3,821,541       17,861,633

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
Hartford Dividend and Growth HLS
 Fund..............................   19,075,681    1,504,520       17,571,161
Hartford Focus HLS Fund............          736            1              735
Hartford Global Advisers HLS
 Fund..............................       17,662       16,628            1,034
Hartford Global Communications HLS
 Fund..............................        1,045            1            1,044
Hartford Global Financial Services
 HLS Fund..........................        8,748           17            8,731
Hartford Global Health HLS Fund....       23,157       24,242           (1,085)
Hartford Global Leaders HLS Fund...       46,969      169,313         (122,344)
Hartford Global Technology HLS
 Fund..............................       64,852      103,662          (38,810)
Hartford Disciplined Equity HLS
 Fund..............................      165,512      161,287            4,225
Hartford Growth HLS Fund...........        8,967      --                 8,967
Hartford Growth Opportunities HLS
 Fund..............................        3,260            8            3,252
Hartford High Yield HLS Fund.......       80,258       39,528           40,730
Hartford Index HLS Fund............       28,894       26,126            2,768
Hartford International Capital
 Appreciation HLS Fund.............        3,394          104            3,290
Hartford International Small
 Company HLS Fund..................       25,550       11,504           14,046
Hartford International
 Opportunities HLS Fund............    2,276,602      490,482        1,786,120
Hartford MidCap HLS Fund...........       66,314      166,267          (99,953)
Hartford MidCap Value HLS Fund.....      103,340       10,969           92,371
Hartford Money Market HLS Fund.....  253,569,476  293,287,270      (39,717,794)
Hartford Mortgage Securities HLS
 Fund..............................       39,117      102,915          (63,798)
Hartford Small Company HLS Fund....    3,480,091      674,312        2,805,779
Hartford SmallCap Growth HLS
 Fund..............................       27,032            3           27,029
Hartford Stock HLS Fund............   11,121,316    3,185,128        7,936,188
Hartford U.S. Government Securities
 HLS Fund..........................       78,362      132,359          (53,997)
Hartford Value HLS Fund............       10,342          541            9,801
Hartford Value Opportunities HLS
 Fund..............................      --                 8               (8)
Huntington VA Income Equity Fund...       34,572          988           33,584
Huntington VA Dividend Capture
 Fund..............................       40,792        1,715           39,077
Huntington VA Growth Fund..........       25,188          456           24,732
Huntington VA Mid Corp America
 Fund..............................       24,298          832           23,466
Huntington VA New Economy Fund.....       15,002          796           14,206
Huntington VA Rotating Markets
 Fund..............................       20,960          976           19,984
MFS Capital Opportunities Series...      829,141      377,726          451,415
MFS Emerging Growth Series.........    2,021,268    1,642,638          378,630
MFS Global Equity Series...........      261,249       74,585          186,664
MFS High Income Series.............    7,219,871    3,657,580        3,562,291
MFS Investors Growth Stock
 Series............................    2,369,688      390,417        1,979,271
MFS Investors Trust Series.........    2,443,009      418,359        2,024,650
MFS Mid Cap Growth Series..........    4,158,290      482,592        3,675,698
MFS New Discovery Series...........    2,288,926      918,811        1,370,115
MFS Total Return Series............    9,018,537      640,480        8,378,057
MFS Value Series...................      340,720       20,159          320,561
Merrill Lynch Global Growth V.I.
 Fund..............................       21,989            1           21,988
Merrill Lynch Large Cap Growth V.I.
 Fund..............................      115,621       16,876           98,745
Nations Marsico International
 Opportunities Portfolio Fund......   11,044,522      392,565       10,651,957
Nations High Yield Bond
 Portfolio.........................   11,894,483      991,799       10,902,684
Nations International Value
 Portfolio.........................       36,696      512,853         (476,157)
Nations Marisco Focused Equities
 Portfolio.........................   14,456,218      663,972       13,792,246
Nations Asset Allocation
 Portfolio.........................    6,073,052    1,127,744        4,945,308

____________________________________ SA-110 ____________________________________

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
Nations Capital Growth Portfolio...    6,639,949      749,637        5,890,312
Nations Marisco Growth Portfolio...    7,872,554    1,451,947        6,420,607
Nations Marsico 21st Century
 Portfolio.........................    1,109,978      750,454          359,524
Nations Midcap Growth Portfolio....   19,167,954    1,318,312       17,849,642
Nations Small Company Portfolio....    9,955,047      793,112        9,161,935
Nations Value Portfolio............   16,127,046      792,807       15,334,239
Jennison 20/20 Focus Portfolio.....       19,864        9,128           10,736
Jennison Portfolio.................      131,395       76,560           54,835
Prudential Value Portfolio.........       39,393        8,530           30,863
Prudential Jennison International
 Growth Portfolio..................       25,962       21,556            4,406
Salomon Brothers Variable All Cap
 Fund..............................      115,744      175,928          (60,184)
Salomon Brothers Variable High
 Yield Bond Fund...................       48,266       20,381           27,885
Salomon Brothers Variable Investors
 Fund..............................       31,569       73,161          (41,592)
Salomon Brothers Variable Total
 Return Fund.......................       32,771        8,542           24,229
STI Classic VT Capital Appreciation
 Fund..............................      220,480        3,030          217,450
STI Classic VT Growth & Income
 Fund..............................      154,775        1,397          153,378
STI Classic VT Mid-Cap Equity
 Fund..............................       73,817          796           73,021
STI Classic VT Value Income Stock
 Fund..............................       43,016          313           42,703

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
AIM V.I. Aggressive Growth Fund....    2,235,780      398,063        1,837,717
AIM V.I. Basic Value Fund..........   13,580,753    1,936,453       11,644,300
AIM V.I. Blue Chip Fund............    3,728,823      692,564        3,036,259
AIM V.I. Capital Appreciation
 Fund..............................    3,004,712    1,207,408        1,797,304
AIM V.I. Dent Demographic Trends
 Fund..............................      674,169       42,615          631,554
AIM V.I. Government Securities
 Fund..............................   51,479,644   20,770,339       30,709,305
AIM V.I. High Yield Fund...........      615,461       68,368          547,093
AIM V.I. International Growth
 Fund..............................  139,413,671  138,704,282          709,389
AIM V.I. Mid Cap Core Equity
 Fund..............................    9,124,421    1,002,755        8,121,666
AIM V.I. Premier Equity Fund.......    7,017,548    1,153,964        5,863,584
American Funds Asset Allocation
 Fund..............................    4,611,282      767,038        3,844,244
American Funds Blue Chip Income and
 Growth Fund.......................   34,683,447    4,175,009       30,508,438
American Funds Bond Fund...........    4,070,980    1,025,591        3,045,389
American Funds Global Growth
 Fund..............................    3,365,111    2,259,535        1,105,576
American Funds Growth Fund.........    8,206,183    3,198,297        5,007,886
American Funds Growth-Income
 Fund..............................    9,080,031    3,193,449        5,886,582
American Funds International
 Fund..............................   29,700,666   29,241,475          459,191
American Funds New World Fund......    9,322,006    9,145,091          176,915
American Funds Small Capitalization
 Fund..............................    1,190,568      896,760          293,808
Franklin Income Securities Fund....      654,994       16,864          638,130
Franklin Large Cap Growth
 Securities Fund...................       69,620        1,195           68,425
Franklin Real Estate Fund..........      432,493      266,672          165,821
Franklin Small Cap Fund............    1,237,928      597,247          640,681
Franklin Strategic Income Fund.....      777,377      164,063          613,314
Franklin Technology Securities
 Fund..............................      423,955       73,246          350,709
Franklin Mutual Shares Securities
 Fund..............................    2,913,051      631,814        2,281,237
Templeton Developing Securities
 Fund..............................    7,404,157    7,321,548           82,609

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
Templeton Foreign Securities
 Fund..............................   16,391,758   15,843,833          547,925
Templeton Global Asset Allocation
 Fund..............................       79,958       94,017          (14,059)
Templeton Growth Securities Fund...    1,401,600    1,017,492          384,108
Hartford Advisers HLS Fund.........   17,898,621    4,909,224       12,989,397
Hartford Bond HLS Fund.............   23,624,766    3,941,074       19,683,692
Hartford Capital Appreciation HLS
 Fund..............................   19,380,444    5,127,935       14,252,509
Hartford Dividend and Growth HLS
 Fund..............................   13,309,720    2,008,766       11,300,954
Hartford Focus HLS Fund............          705      --                   705
Hartford Global Advisers HLS
 Fund..............................        8,311       60,604          (52,293)
Hartford Global Communications HLS
 Fund..............................          993        1,157             (164)
Hartford Global Financial Services
 HLS Fund..........................       48,988       22,500           26,488
Hartford Global Health HLS Fund....       87,367      149,340          (61,973)
Hartford Global Leaders HLS Fund...      107,889      337,580         (229,691)
Hartford Global Technology HLS
 Fund..............................      129,558      304,975         (175,417)
Hartford Growth and Income HLS
 Fund..............................      142,468      206,438          (63,970)
Hartford Growth Opportunities HLS
 Fund..............................        9,680      --                 9,680
Hartford High Yield HLS Fund.......      256,376       29,530          226,846
Hartford Index HLS Fund............       25,782      231,307         (205,525)
Hartford International Capital
 Appreciation HLS Fund.............          599        1,241             (642)
Hartford International
 Opportunities HLS Fund............    2,316,763      514,483        1,802,280
Hartford MidCap HLS Fund...........       55,102      360,632         (305,530)
Hartford MidCap Value HLS Fund.....      235,028       39,357          195,671
Hartford Money Market HLS Fund.....  746,808,026  690,989,413       55,818,613
Hartford Mortgage Securities HLS
 Fund..............................      174,926       63,911          111,015
Hartford Small Company HLS Fund....    2,652,246      619,115        2,033,131
Hartford SmallCap Growth HLS
 Fund..............................       11,372            8           11,364
Hartford Stock HLS Fund............    6,976,646    3,172,892        3,803,754
Hartford U.S. Government Securities
 HLS Fund..........................    1,272,781      484,777          788,004
Hartford Value HLS Fund............       18,694       11,469            7,225
Hartford Value Opportunities HLS
 Fund..............................        9,283      --                 9,283
Huntington VA Income Equity Fund...        1,778      --                 1,778
Huntington VA Dividend Capture
 Fund..............................        1,418            6            1,412
Huntington VA Growth Fund..........          374      --                   374
Huntington VA Mid Corp America
 Fund..............................        1,519      --                 1,519
Huntington VA New Economy Fund.....          180      --                   180
Huntington VA Rotating Markets
 Fund..............................        1,203      --                 1,203
MFS Capital Opportunities Series...      422,165      619,820         (197,655)
MFS Emerging Growth Series.........      507,525      860,908         (353,383)
MFS Global Equity Series...........      639,926      552,514           87,412
MFS High Income Series.............    1,011,140      372,930          638,210
MFS Investors Growth Stock
 Series............................      635,358      591,341           44,017
MFS Investors Trust Series.........      719,899      561,218          158,681
MFS Mid Cap Growth Series..........    1,251,722      413,680          838,042
MFS New Discovery Series...........      515,638      169,947          345,691
MFS Total Return Series............    3,577,243      761,637        2,815,606
Merrill Lynch Global Growth V.I.
 Fund..............................        2,091      --                 2,091
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       16,742        1,982           14,760
Nations Marsico International
 Opportunities Portfolio...........    3,229,531      150,930        3,078,601
Nations High Yield Portfolio.......    5,565,034      598,983        4,966,051

____________________________________ SA-112 ____________________________________

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
Nations International Value
 Portfolio.........................    3,640,380      717,996        2,922,384
Nations Marisco Focused Equities
 Portfolio.........................    8,981,244    1,175,026        7,806,218
Nations Asset Allocation
 Portfolio.........................    3,294,118      414,273        2,879,845
Nations Capital Growth Portfolio...    2,038,214       84,541        1,953,673
Nations Marisco Growth Portfolio...    5,373,493      748,569        4,624,924
Nations Marsico 21st Century
 Portfolio.........................    1,720,811      382,518        1,338,293
Nations Midcap Growth Portfolio....    9,596,283      892,446        8,703,837
Nations Small Company Portfolio....    5,439,488      550,943        4,888,545
Nations Value Portfolio............    8,117,634      966,233        7,151,401
Jennison 20/20 Focus Portfolio.....      115,419      148,378          (32,959)
Jennison Portfolio.................      173,038      461,294         (288,256)
Prudential Value Portfolio.........      163,521      183,185          (19,664)
Prudential Jennison International
 Growth Portfolio..................      --                23              (23)
Salomon Brothers Variable Capital
 Fund..............................      347,577      516,080         (168,503)
Salomon Brothers Variable High
 Yield Bond Fund...................       19,384       33,009          (13,625)
Salomon Brothers Variable Investors
 Fund..............................      216,577      182,814           33,763
Salomon Brothers Variable Total
 Return Fund.......................       47,953       62,111          (14,158)
STI Classic VT Capital Appreciation
 Fund..............................       10,855      --                10,855
STI Classic VT Growth & Income
 Fund..............................        4,140      --                 4,140
STI Classic VT Mid-Cap Equity
 Fund..............................        2,699      --                 2,699
STI Classic VT Value Income Stock
 Fund..............................        2,081      --                 2,081

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
AIM V.I. AGGRESSIVE GROWTH FUND
  2003  Lowest contract charges        161,230  $ 1.126905   $    181,690     0.89%       --            23.61%
        Highest contract charges       135,002    1.103946        149,034     2.32%       --            23.74%
        Remaining contract
        charges                     10,667,465      --         11,871,473     --          --            --
  2002  Lowest contract charges        302,772    0.900389        272,613     1.39%       --           (23.74)%
        Highest contract charges         8,890    0.892186          7,931     0.94%       --            (3.52)%
        Remaining contract
        charges                      1,676,626      --          1,502,335     --          --            --
  2001  Lowest contract charges         47,821    1.180687         56,461     0.33%       --            18.07%
        Highest contract charges           345    1.178713            407     0.49%       --            17.87%
        Remaining contract
        charges                        102,407      --            120,800     --          --            --
AIM V.I. BASIC VALUE FUND
  2003  Lowest contract charges          5,529    1.196762          6,617     0.95%          0.04%      32.36%
        Highest contract charges       422,064    1.162679        490,725     2.33%          0.06%      30.53%
        Remaining contract
        charges                     50,215,921      --         58,941,311     --          --            --
  2002  Lowest contract charges          5,529    0.904142          4,999     0.95%       --           (22.88)%
        Highest contract charges       126,999    0.890762        113,126     0.93%       --            (4.57)%
        Remaining contract
        charges                     13,122,948      --         11,752,150     --          --            --
  2001  Lowest contract charges        458,044    1.170960        536,352     0.36%          0.20%      17.10%
        Highest contract charges        97,071    1.169003        113,476     0.47%          0.19%      16.90%
        Remaining contract
        charges                      1,056,058      --          1,235,626     --          --            --

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
AIM V.I. BLUE CHIP FUND
  2003  Lowest contract charges        314,990  $ 1.071757   $    337,593     0.90%       --            17.31%
        Highest contract charges        90,026    1.049910         94,519     2.32%       --            22.24%
        Remaining contract
        charges                     15,296,944      --         16,204,667     --          --            --
  2002  Lowest contract charges        794,226    0.866808        688,442     1.39%       --           (27.19)%
        Highest contract charges        19,290    0.858902         16,568     0.96%       --            (5.31)%
        Remaining contract
        charges                      3,099,544      --          2,674,760     --          --            --
  2001  Lowest contract charges        150,346    1.190472        178,983     0.35%          0.02%      19.05%
        Highest contract charges           362    1.188482            431     0.50%          0.02%      18.85%
        Remaining contract
        charges                        726,092      --            863,666     --          --            --
AIM V.I. CAPITAL APPRECIATION FUND
  2003  Lowest contract charges          2,928    1.207936          3,537     0.94%       --            28.30%
        Highest contract charges        46,484    0.807595         37,540     2.38%       --            26.45%
        Remaining contract
        charges                     11,269,817      --         12,746,616     --          --            --
  2002  Lowest contract charges          1,902    0.941523          1,791     0.90%       --           (25.07)%
        Highest contract charges        10,036    0.638670          6,410     1.00%       --            (3.98)%
        Remaining contract
        charges                      3,042,360      --          2,639,549     --          --            --
  2001  Lowest contract charges        126,447    1.254982        158,688     0.36%       --            25.50%
        Highest contract charges        22,375    0.863085         19,311     1.31%       --           (13.69)%
        Remaining contract
        charges                      1,108,173      --          1,312,216     --          --            --
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  2003  Lowest contract charges        175,077    1.170413        204,912     0.89%       --            25.01%
        Highest contract charges        19,796    1.146584         22,698     2.26%       --            34.28%
        Remaining contract
        charges                      4,755,070      --          5,496,864     --          --            --
  2002  Lowest contract charges        181,510    0.861731        156,413     1.39%       --           (33.14)%
        Highest contract charges         4,866    0.854591          4,158     1.73%       --           (33.58)%
        Remaining contract
        charges                        553,269      --            474,431     --          --            --
  2001  Lowest contract charges         11,288    1.288945         14,549     0.15%       --            28.89%
        Highest contract charges           354    1.286794            456     0.50%       --            28.68%
        Remaining contract
        charges                         96,449      --            124,188     --          --            --
AIM V.I. GOVERNMENT SECURITIES FUND
  2003  Lowest contract charges          4,974    1.088130          5,412     0.94%          5.26%       0.11%
        Highest contract charges        57,555    1.055918         60,773     2.37%          5.38%      (1.33)%
        Remaining contract
        charges                     79,779,626      --         85,143,304     --          --            --
  2002  Lowest contract charges      5,888,813    1.080652      6,363,757     1.38%          4.44%       8.07%
        Highest contract charges        11,876    1.070119         12,709     0.88%         10.66%       3.30%
        Remaining contract
        charges                     25,568,627      --         27,493,195     --          --            --
  2001  Lowest contract charges        294,975    0.999945        294,959     0.37%          3.88%      (0.01)%
        Highest contract charges         9,892    0.998268          9,875     0.49%          4.73%      (0.17)%
        Remaining contract
        charges                        455,143      --            454,718     --          --            --

____________________________________ SA-114 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
AIM V.I. HIGH YIELD FUND
  2003  Lowest contract charges        358,849  $ 1.098081   $    394,046     1.70%          7.65%      25.88%
        Highest contract charges        16,888    1.082839         18,287     1.57%         15.96%      13.34%
        Remaining contract
        charges                        889,498      --            968,166     --          --            --
  2002  Lowest contract charges        341,019    0.872296        297,470     1.69%       --            (7.43)%
        Highest contract charges         9,079    0.866662          7,868     0.91%       --             4.08%
        Remaining contract
        charges                        436,970      --            379,187     --          --            --
  2001  Lowest contract charges         94,342    0.942259         88,895     1.10%         22.51%      (5.77)%
        Highest contract charges        97,924    0.940051         92,054     1.32%         24.50%      (5.99)%
        Remaining contract
        charges                         47,708      --             44,895     --          --            --
AIM V.I. INTERNATIONAL GROWTH FUND
  2003  Lowest contract charges         84,301    1.167399         98,413     0.89%          1.25%      28.41%
        Highest contract charges         4,636    1.143632          5,302     2.34%          0.68%      26.07%
        Remaining contract
        charges                      2,135,884      --          2,462,812     --          --            --
  2002  Lowest contract charges         99,391    0.915485         90,991     1.37%          1.71%     (16.85)%
        Highest contract charges         3,783    0.907150          3,431     0.95%          0.99%      (7.64)%
        Remaining contract
        charges                        624,487      --            569,172     --          --            --
  2001  Lowest contract charges          4,491    1.100962          4,945     0.31%          1.31%      10.10%
        Highest contract charges         6,375    1.099736          7,010     0.43%          1.27%       9.97%
        Remaining contract
        charges                          7,407      --              8,148     --          --            --
AIM V.I. MID CAP CORE EQUITY FUND
  2003  Lowest contract charges         20,184    1.281424         25,865     0.95%       --            26.11%
        Highest contract charges        10,043    1.243511         12,489     2.38%       --            24.30%
        Remaining contract
        charges                     44,574,170      --         56,002,913     --          --            --
  2002  Lowest contract charges         19,189    1.016105         19,498     0.93%       --           (11.94)%
        Highest contract charges         1,723    1.000434          1,724     0.78%       --            (1.31)%
        Remaining contract
        charges                      8,730,140      --          8,782,822     --          --            --
  2001  Lowest contract charges        150,846    1.152460        173,844     0.35%          0.28%      15.25%
        Highest contract charges        52,155    1.150530         60,006     0.42%          0.21%      15.05%
        Remaining contract
        charges                        426,384      --            490,939     --          --            --
AIM V.I. PREMIER EQUITY FUND
  2003  Lowest contract charges         11,277    1.000201         11,279     0.95%          0.31%      23.90%
        Highest contract charges       179,935    0.734369        132,138     1.54%          1.15%      17.13%
        Remaining contract
        charges                     22,673,557      --         21,419,691     --          --            --
  2002  Lowest contract charges         11,292    0.807282          9,115     0.95%          0.43%     (30.92)%
        Highest contract charges        16,733    0.795329         13,308     0.97%          0.60%      (5.87)%
        Remaining contract
        charges                      7,229,914      --          5,252,154     --          --            --
  2001  Lowest contract charges        161,484    1.167129        188,473     0.36%          0.21%      16.71%
        Highest contract charges        97,812    0.881166         86,189     1.30%          0.24%     (11.88)%
        Remaining contract
        charges                      1,135,061      --          1,028,885     --          --            --
AIM V.I. SMALL CAP EQUITY FUND
  2003  Lowest contract charges          1,583   10.790046         17,080     0.21%          0.07%       7.90%
        Highest contract charges         4,460   10.773220         48,053     0.43%          0.15%       7.73%
        Remaining contract
        charges                         30,643      --            330,315     --          --            --

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
AMERICAN FUNDS ASSET ALLOCATION FUND
  2003  Lowest contract charges         25,058  $11.361024   $    284,681     0.95%          2.79%      20.59%
        Highest contract charges       104,344   10.056939      1,049,378     2.33%          3.60%      18.92%
        Remaining contract
        charges                     16,517,574      --        170,141,584     --          --            --
  2002  Lowest contract charges         11,558    9.421141        108,886     0.94%          6.80%     (13.21)%
        Highest contract charges        11,606    8.457210         98,158     0.95%          7.15%      (4.01)%
        Remaining contract
        charges                      5,930,973      --         51,011,360     --          --            --
  2001  Lowest contract charges        891,386    9.975280      8,891,824     1.37%          3.44%      (0.88)%
        Highest contract charges        66,383    9.861497        654,638     1.76%          1.18%      (3.42)%
        Remaining contract
        charges                      1,152,122      --         11,483,466     --          --            --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2003  Lowest contract charges        172,227    0.929316        160,053     0.95%       --            29.49%
        Highest contract charges        67,552    0.899720         60,778     2.38%       --            27.63%
        Remaining contract
        charges                    118,903,937      --        108,175,918     --          --            --
  2002  Lowest contract charges         69,862    0.717667         50,138     0.94%          4.45%     (23.80)%
        Highest contract charges         3,233    0.704939          2,279     0.93%       --            (6.71)%
        Remaining contract
        charges                     35,378,981      --         25,106,764     --          --            --
  2001  Lowest contract charges      1,258,038    0.939729      1,182,215     0.65%          0.93%      (6.03)%
        Highest contract charges       524,336    0.936956        491,280     0.92%          0.95%      (6.30)%
        Remaining contract
        charges                      3,161,262      --          2,966,451     --          --            --
AMERICAN FUNDS BOND FUND
  2003  Lowest contract charges         13,293   13.105524        174,215     0.95%          3.91%      11.73%
        Highest contract charges        10,910   11.965616        130,544     2.38%          3.36%      10.12%
        Remaining contract
        charges                     12,943,734      --        161,271,597     --          --            --
  2002  Lowest contract charges         12,134   11.729397        142,328     0.94%          0.69%       3.06%
        Highest contract charges         1,469   10.865552         15,967     0.92%       --             6.62%
        Remaining contract
        charges                      5,607,900      --         63,480,647     --          --            --
  2001  Lowest contract charges      1,028,906   11.158333     11,480,874     1.37%          4.84%       6.64%
        Highest contract charges       127,876   11.031113      1,410,614     1.70%          1.56%       3.23%
        Remaining contract
        charges                      1,419,330      --         15,654,918     --          --            --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2003  Lowest contract charges          2,922   10.628399         31,055     0.95%          0.40%      34.00%
        Highest contract charges            94    8.056988            759     2.26%          0.51%      32.07%
        Remaining contract
        charges                      4,535,277      --         44,669,760     --          --            --
  2002  Lowest contract charges          2,390    7.931821         18,956     0.94%          0.63%     (15.45)%
        Highest contract charges         1,199    7.813756          9,369     0.93%       --             0.98%
        Remaining contract
        charges                      2,925,178      --         22,477,863     --          --            --
  2001  Lowest contract charges            120    9.380782          1,130     0.21%          0.00%     (15.03)%
        Highest contract charges        48,387    9.352564        452,539     1.75%          1.10%     (20.41)%
        Remaining contract
        charges                      1,774,686      --         16,557,263     --          --            --

____________________________________ SA-116 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
AMERICAN FUNDS GROWTH FUND
  2003  Lowest contract charges         35,224  $10.945673   $    385,546     0.95%          0.13%      35.52%
        Highest contract charges        33,403    7.107056        237,400     2.38%          0.17%      33.57%
        Remaining contract
        charges                     42,361,291      --        389,719,430     --          --            --
  2002  Lowest contract charges         17,733    8.077122        143,228     0.95%          0.05%     (25.17)%
        Highest contract charges         3,087    5.320989         16,426     0.88%          0.20%      (0.10)%
        Remaining contract
        charges                     15,553,643      --        114,499,384     --          --            --
  2001  Lowest contract charges          2,195   10.793870         23,691     0.88%          0.29%     (18.93)%
        Highest contract charges       294,561   10.288947      3,030,719     1.78%          0.27%     (24.38)%
        Remaining contract
        charges                     10,269,826      --        103,474,349     --          --            --
AMERICAN FUNDS GROWTH-INCOME FUND
  2003  Lowest contract charges         60,328   12.295297        741,752     0.95%          1.21%      31.18%
        Highest contract charges        47,320   10.721995        507,366     2.38%          1.52%      29.29%
        Remaining contract
        charges                     37,412,217      --        403,029,042     --          --            --
  2002  Lowest contract charges         30,679    9.373211        287,564     0.94%          2.72%     (19.12)%
        Highest contract charges         3,390    8.293041         28,113     0.89%          6.90%      (3.56)%
        Remaining contract
        charges                     17,009,511      --        140,736,557     --          --            --
  2001  Lowest contract charges          1,947   11.588474         22,557     0.83%       --             1.59%
        Highest contract charges       402,520   10.207943      4,108,905     1.74%          0.85%      (3.33)%
        Remaining contract
        charges                     10,752,532      --        110,759,897     --          --            --
AMERICAN FUNDS INTERNATIONAL FUND
  2003  Lowest contract charges          3,048    9.525521         29,031     0.95%          1.24%      33.58%
        Highest contract charges           949    7.405010          7,025     2.39%          1.57%      31.66%
        Remaining contract
        charges                      6,069,692      --         56,421,063     --          --            --
  2002  Lowest contract charges          3,437    7.131052         24,506     0.94%          2.85%     (15.65)%
        Highest contract charges           307    5.624453          1,725     0.92%       --            (3.00)%
        Remaining contract
        charges                      3,565,986      --         26,142,026     --          --            --
  2001  Lowest contract charges            391    8.453967          3,305     0.91%          0.84%     (20.65)%
        Highest contract charges        62,368    8.800789        548,888     1.74%          0.41%     (24.12)%
        Remaining contract
        charges                      3,047,778      --         26,818,897     --          --            --
AMERICAN FUNDS NEW WORLD FUND
  2003  Lowest contract charges         40,899   12.765628        522,103     0.88%       --            33.34%
        Highest contract charges         2,107   11.765582         24,792     2.32%          1.00%      35.95%
        Remaining contract
        charges                      1,224,594      --         14,478,687     --          --            --
  2002  Lowest contract charges        246,870    8.820144      2,177,433     1.40%          1.73%      (6.98)%
        Highest contract charges           604    8.654552          5,227     0.98%       --            (0.30)%
        Remaining contract
        charges                        303,130      --          2,630,450     --          --            --
  2001  Lowest contract charges        208,197    9.481613      1,974,042     1.38%          0.19%      (5.53)%
        Highest contract charges         3,864    9.373399         36,219     1.78%          0.20%     (10.41)%
        Remaining contract
        charges                        161,630      --          1,516,592     --          --            --

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2003  Lowest contract charges          2,012  $11.196332   $     22,528     0.94%          0.33%      52.08%
        Highest contract charges           882    8.501150          7,499     2.39%          0.60%      49.89%
        Remaining contract
        charges                      2,541,581      --         27,196,578     --          --            --
  2002  Lowest contract charges        466,524    7.782819      3,630,872     1.40%          0.73%     (20.18)%
        Highest contract charges           644    5.671489          3,653     0.84%       --            (5.41)%
        Remaining contract
        charges                        632,927      --          4,752,760     --          --            --
  2001  Lowest contract charges        363,278    9.750312      3,542,075     1.38%          0.86%     (14.07)%
        Highest contract charges        13,586    9.638932        130,954     1.70%          0.46%     (18.13)%
        Remaining contract
        charges                        429,422      --          4,144,815     --          --            --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  2003  Lowest contract charges            859   12.107290         10,399     0.86%       --            21.07%
        Highest contract charges        29,933   12.022402        359,862     1.56%       --            20.22%
        Remaining contract
        charges                      1,863,893      --         22,491,772     --          --            --
FRANKLIN INCOME SECURITIES FUND
  2003  Lowest contract charges          2,306   12.026069         27,731     1.28%          0.96%      30.02%
        Highest contract charges         5,136   11.817583         60,698     2.39%          5.09%      28.60%
        Remaining contract
        charges                     11,758,661      --        140,259,254     --          --            --
  2002  Lowest contract charges         89,571    9.243280        827,934     0.93%          1.48%      (7.57)%
        Highest contract charges         2,347    9.189550         21,571     0.91%       --             4.80%
        Remaining contract
        charges                        546,213      --          5,032,998     --          --            --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  2003  Lowest contract charges            338   10.452055          3,532     0.93%          0.78%      25.75%
        Highest contract charges         4,138   10.219357         42,289     2.34%          0.67%      24.00%
        Remaining contract
        charges                        950,299      --          9,786,694     --          --            --
  2002  Lowest contract charges            219    8.312007          1,823     0.63%       --           (16.88)%
        Highest contract charges         3,381    8.241398         27,865     0.97%       --            (4.29)%
        Remaining contract
        charges                         64,826      --            535,712     --          --            --
FRANKLIN REAL ESTATE FUND
  2003  Lowest contract charges        176,907   16.445011      2,909,231     1.40%          2.51%      33.86%
        Highest contract charges           717   15.984121         11,458     2.34%          2.57%      32.60%
        Remaining contract
        charges                        245,153      --          3,915,877     --          --            --
  2002  Lowest contract charges        192,809   12.284965      2,368,652     1.40%          2.77%       0.65%
        Highest contract charges           449   12.054495          5,415     0.91%       --            (5.17)%
        Remaining contract
        charges                        257,305      --          3,074,728     --          --            --
  2001  Lowest contract charges         88,039   12.205308      1,074,540     1.37%          3.71%       6.38%
        Highest contract charges         8,895   12.066122        107,329     1.74%       --             3.94%
        Remaining contract
        charges                        187,809      --          2,235,850     --          --            --
FRANKLIN SMALL CAP FUND
  2003  Lowest contract charges          1,267   10.749301         13,621     0.97%       --            35.95%
        Highest contract charges           184    6.297494          1,157     2.45%       --            34.00%
        Remaining contract
        charges                      7,051,188      --         63,312,433     --          --            --
  2002  Lowest contract charges          1,139    7.906886          9,005     0.94%          0.22%     (29.36)%
        Highest contract charges         5,259    8.073574         42,458     0.96%       --            (1.45)%
        Remaining contract
        charges                      1,950,845      --         14,988,683     --          --            --
  2001  Lowest contract charges            102   11.193018          1,137     0.64%       --           (16.05)%
        Highest contract charges        17,907   11.566880        207,129     1.77%          0.27%     (21.27)%
        Remaining contract
        charges                      1,298,555      --         14,760,648     --          --            --

____________________________________ SA-118 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
FRANKLIN STRATEGIC INCOME FUND
  2003  Lowest contract charges          2,279  $13.859065   $     31,587     0.95%          2.65%      19.22%
        Highest contract charges         3,808   12.519934         47,672     2.33%          0.90%      17.50%
        Remaining contract
        charges                      4,538,082      --         59,109,751     --          --            --
  2002  Lowest contract charges          2,280   11.624901         26,501     0.95%          0.01%       4.12%
        Highest contract charges           351   10.654942          3,736     0.84%       --             7.84%
        Remaining contract
        charges                      1,068,471      --         11,905,547     --          --            --
  2001  Lowest contract charges        193,158   10.866369      2,098,930     1.37%          5.70%       3.05%
        Highest contract charges         6,744   10.742457         72,450     1.75%         13.60%      (1.10)%
        Remaining contract
        charges                        257,884      --          2,772,245     --          --            --
FRANKLIN MUTUAL SHARES SECURITIES FUND
  2003  Lowest contract charges          8,671   13.937527        120,849     0.95%          1.05%      23.97%
        Highest contract charges        12,664   11.592760        146,815     2.38%          0.90%      22.18%
        Remaining contract
        charges                     12,835,342      --        155,151,274     --          --            --
  2002  Lowest contract charges          7,555   11.243085         84,947     0.94%          1.20%     (12.65)%
        Highest contract charges         1,086    9.488086         10,303     0.93%       --            (2.94)%
        Remaining contract
        charges                      3,893,203      --         38,606,090     --          --            --
  2001  Lowest contract charges             89   12.870679          1,152     0.65%       --             6.03%
        Highest contract charges        46,888   11.415795        535,263     1.76%          0.39%      (0.04)%
        Remaining contract
        charges                      1,573,633      --         18,059,751     --          --            --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2003  Lowest contract charges          5,703   12.067090         68,814     0.88%       --            45.26%
        Highest contract charges           555   10.186685          5,654     2.34%          1.35%      50.17%
        Remaining contract
        charges                        602,040      --          6,612,760     --          --            --
  2002  Lowest contract charges         90,575    6.913177        626,163     1.40%          1.65%      (1.35)%
        Highest contract charges           501    6.783293          3,402     0.97%       --            (0.77)%
        Remaining contract
        charges                        115,733      --            803,199     --          --            --
  2001  Lowest contract charges         67,339    7.008039        471,911     1.38%          1.04%      (9.36)%
        Highest contract charges           239    6.927973          1,653     1.81%       --           (16.88)%
        Remaining contract
        charges                         56,622      --            401,500     --          --            --
TEMPLETON FOREIGN SECURITIES FUND
  2003  Lowest contract charges            907    9.642470          8,748     0.94%          1.80%      30.96%
        Highest contract charges         4,696    8.544872         40,124     2.37%          1.44%      29.08%
        Remaining contract
        charges                      3,532,828      --         31,460,030     --          --            --
  2002  Lowest contract charges             68    7.362715            498     0.73%       --           (19.33)%
        Highest contract charges           820    6.886804          5,644     0.96%       --            (9.09)%
        Remaining contract
        charges                      1,355,333      --          9,412,485     --          --            --
  2001  Lowest contract charges        288,512    8.740011      2,521,601     1.38%          2.87%     (17.16)%
        Highest contract charges         1,766    8.640238         15,258     1.80%          5.39%     (17.26)%
        Remaining contract
        charges                        518,017      --          4,487,865     --          --            --

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  2003  Lowest contract charges          2,581  $12.252158   $     31,623     0.95%          2.58%      30.71%
        Highest contract charges         1,799   10.806476         19,443     2.03%       --            29.28%
        Remaining contract
        charges                        285,041      --          3,303,766     --          --            --
  2002  Lowest contract charges          2,583    9.373724         24,209     0.95%          2.19%      (5.29)%
        Highest contract charges         3,069    8.821303         27,077     2.00%          1.74%      (6.28)%
        Remaining contract
        charges                        288,113      --          2,570,687     --          --            --
  2001  Lowest contract charges        142,846    9.521245      1,360,074     1.38%          1.32%     (11.20)%
        Highest contract charges         3,161    9.412598         29,755     1.65%          1.85%     (11.87)%
        Remaining contract
        charges                        161,817      --          1,531,201     --          --            --
TEMPLETON GROWTH SECURITIES FUND
  2003  Lowest contract charges          2,921   11.555589         33,757     1.27%       --            30.43%
        Highest contract charges        21,412   10.525852        225,385     2.33%          1.23%      29.07%
        Remaining contract
        charges                      5,047,917      --         53,817,909     --          --            --
  2002  Lowest contract charges        375,559    8.311222      3,121,354     1.40%          2.29%     (19.62)%
        Highest contract charges         4,136    8.155183         33,733     0.96%       --            (8.93)%
        Remaining contract
        charges                        721,916      --          5,927,471     --          --            --
  2001  Lowest contract charges        266,440   10.340363      2,755,091     1.38%          1.88%      (2.68)%
        Highest contract charges        13,545   10.222412        138,462     1.76%          0.58%      (3.82)%
        Remaining contract
        charges                        437,519      --          4,492,981     --          --            --
MUTUAL DISCOVERY SECURITIES FUND
  2003  Lowest contract charges          2,586   12.435649         32,160     0.86%       --            24.36%
        Highest contract charges         6,500   12.348414         80,267     1.54%       --            23.48%
        Remaining contract
        charges                        543,750      --          6,738,736     --          --            --
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges      7,147,982    1.095089      7,827,676     1.40%          2.52%      16.55%
        Highest contract charges       178,360    0.921407        164,342     2.38%          3.11%      15.40%
        Remaining contract
        charges                     30,409,308      --         28,341,446     --          --            --
  2002  Lowest contract charges      7,695,775    0.939556      7,230,611     1.40%          2.81%     (15.18)%
        Highest contract charges         8,294    0.798483          6,623     1.00%          3.06%      (2.01)%
        Remaining contract
        charges                     19,788,410      --         15,938,469     --          --            --
  2001  Lowest contract charges      7,825,629    1.107730      8,668,684     1.38%          2.07%      (6.14)%
        Highest contract charges       324,094    0.948949        307,549     1.32%          2.44%      (5.11)%
        Remaining contract
        charges                      6,353,361      --          6,103,905     --          --            --
HARTFORD BOND HLS FUND
  2003  Lowest contract charges      1,311,057    1.371476      1,798,083     1.40%          4.01%       6.08%
        Highest contract charges       526,592    1.170513        616,383     2.39%          4.19%       5.03%
        Remaining contract
        charges                     49,630,276      --         58,564,571     --          --            --
  2002  Lowest contract charges      1,492,806    1.292850      1,929,974     1.40%          4.05%       8.30%
        Highest contract charges       166,880    1.114483        185,985     0.97%       --             5.97%
        Remaining contract
        charges                     25,410,762      --         28,484,190     --          --            --
  2001  Lowest contract charges      1,109,349    1.193725      1,324,257     1.37%          3.90%       6.98%
        Highest contract charges       508,477    1.037260        527,422     1.31%          1.56%       3.73%
        Remaining contract
        charges                      5,768,931      --          6,026,018     --          --            --

____________________________________ SA-120 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges      6,277,189  $ 1.539851   $  9,665,936     1.40%          0.42%      40.05%
        Highest contract charges       397,700    0.954495        379,602     2.38%          0.51%      38.66%
        Remaining contract
        charges                     38,129,265      --         37,065,515     --          --            --
  2002  Lowest contract charges      6,347,688    1.099491      6,979,226     1.40%          0.45%     (21.00)%
        Highest contract charges       152,261    0.688373        104,812     0.97%          1.55%       1.63%
        Remaining contract
        charges                     20,442,571      --         14,353,216     --          --            --
  2001  Lowest contract charges      6,459,931    1.391694      8,990,248     1.38%          0.57%      (8.40)%
        Highest contract charges       174,500    0.878290        153,261     1.33%          0.71%     (12.17)%
        Remaining contract
        charges                      6,055,579      --          5,602,008     --          --            --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003  Lowest contract charges      2,256,078    1.156620      2,609,425     1.40%          1.37%      24.73%
        Highest contract charges       738,736    0.975265        720,463     2.39%          1.52%      23.48%
        Remaining contract
        charges                     30,216,290      --         29,730,834     --          --            --
  2002  Lowest contract charges      2,073,201    0.927337      1,922,556     1.40%          1.41%     (15.61)%
        Highest contract charges       548,354    0.789791        433,085     0.85%         10.84%      (3.79)%
        Remaining contract
        charges                     13,018,390      --         10,344,767     --          --            --
  2001  Lowest contract charges      1,652,693    1.098868      1,816,091     1.37%          1.82%      (5.54)%
        Highest contract charges       213,596    0.943379        201,502     1.31%          2.87%      (5.66)%
        Remaining contract
        charges                      2,472,704      --          2,352,410     --          --            --
HARTFORD FOCUS HLS FUND
  2003  Lowest contract charges          1,490    0.963308          1,435     1.38%          0.18%      26.27%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges            755    0.762917            576     1.38%       --           (25.81)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges             50    1.028346             52     0.32%          0.64%       2.83%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
HARTFORD GLOBAL ADVISERS HLS FUND
  2003  Lowest contract charges        188,842    1.640868        309,865     1.40%          0.68%      20.27%
        Highest contract charges        27,222    1.630988         44,398     1.53%          1.54%      20.09%
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges        203,341    1.364277        277,413     1.40%       --           (10.41)%
        Highest contract charges        11,689    1.358095         15,874     1.55%       --           (10.55)%
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges        248,377    1.522857        378,243     1.38%          0.56%      (7.72)%
        Highest contract charges         8,252    1.515441         12,505     1.59%          0.64%      (7.98)%
        Remaining contract
        charges                         10,693      --             16,233     --          --            --

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2003  Lowest contract charges          2,037  $ 0.777330   $      1,584     1.39%       --            57.85%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges            993    0.492758            489     1.44%          0.44%     (30.48)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges          1,157    0.708772            820     0.87%          1.09%     (29.12)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2003  Lowest contract charges         60,414    0.971460         58,690     1.40%          1.42%      28.16%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges         51,683    0.758027         39,177     1.40%          1.03%     (20.17)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges         25,195    0.949496         23,923     0.92%          0.43%      (5.05)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
HARTFORD GLOBAL HEALTH HLS FUND
  2003  Lowest contract charges        442,299    1.565738        692,524     1.40%       --            30.15%
        Highest contract charges           257    1.548076            398     1.69%       --            29.69%
        Remaining contract
        charges                         74,370      --            115,803     --          --            --
  2002  Lowest contract charges        441,415    1.203047        531,044     1.40%       --           (18.31)%
        Highest contract charges         3,192    1.198431          3,826     1.59%       --           (18.48)%
        Remaining contract
        charges                         73,402      --             87,953     --          --            --
  2001  Lowest contract charges        461,055    1.472778        679,032     1.37%       --             0.44%
        Highest contract charges         4,751    1.466397          6,966     1.59%       --             6.09%
        Remaining contract
        charges                        114,177      --            167,740     --          --            --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges      1,198,560    1.548670      1,856,174     1.40%          0.52%      33.36%
        Highest contract charges         8,586    1.530376         13,139     1.75%          0.51%      32.89%
        Remaining contract
        charges                        101,705      --            156,559     --          --            --
  2002  Lowest contract charges      1,309,655    1.161281      1,520,877     1.40%          0.65%     (20.82)%
        Highest contract charges           954    1.156831          1,103     1.53%          0.98%     (20.98)%
        Remaining contract
        charges                        120,586      --            139,401     --          --            --
  2001  Lowest contract charges      1,525,357    1.466613      2,237,108     1.39%          0.38%     (17.89)%
        Highest contract charges           674    1.463915            986     1.40%          0.93%     (17.15)%
        Remaining contract
        charges                        134,855      --            197,180     --          --            --

____________________________________ SA-122 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003  Lowest contract charges      1,153,481  $ 0.452186   $    521,588     1.40%       --            58.86%
        Highest contract charges           877    0.447058            392     1.67%       --            58.31%
        Remaining contract
        charges                          4,839      --              2,176     --          --            --
  2002  Lowest contract charges      1,164,451    0.284643        331,453     1.41%       --           (39.55)%
        Highest contract charges         6,393    0.283547          1,813     1.62%       --           (39.67)%
        Remaining contract
        charges                         27,164      --              7,700     --          --            --
  2001  Lowest contract charges      1,267,220    0.470834        596,650     1.39%       --           (24.02)%
        Highest contract charges         4,184    0.469962          1,966     1.42%       --           (35.38)%
        Remaining contract
        charges                        102,020      --             47,914     --          --            --
HARTFORD GROWTH HLS FUND
  2003  Lowest contract charges          8,967    1.118468         10,029     1.23%       --            --
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges         12,932    1.083781         14,016     1.24%       --            41.45%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges          9,680    0.766231          7,417     0.93%       --           (23.38)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges        675,787    1.122715        758,716     1.40%          0.97%      26.71%
        Highest contract charges        84,848    1.109457         94,136     1.73%          1.47%      26.27%
        Remaining contract
        charges                         38,142      --             42,563     --          --            --
  2002  Lowest contract charges        728,305    0.886037        645,305     1.40%          0.30%     (25.89)%
        Highest contract charges        66,247    0.882013         58,431     1.55%          0.28%     (26.00)%
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges        778,701    1.195619        931,030     1.38%       --            (9.46)%
        Highest contract charges         7,723    1.189781          9,188     1.59%       --           (13.98)%
        Remaining contract
        charges                         72,098      --             85,940     --          --            --
HARTFORD HIGH YIELD HLS FUND
  2003  Lowest contract charges        314,036    1.193923        374,935     1.40%          3.86%      21.17%
        Highest contract charges         3,784    1.179809          4,464     1.68%          3.54%      20.75%
        Remaining contract
        charges                         37,395      --             44,377     --          --            --
  2002  Lowest contract charges        302,201    0.985301        297,759     1.39%          3.32%      (8.43)%
        Highest contract charges        12,284    0.980818         12,048     1.55%          5.47%      (8.57)%
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges         72,545    1.075979         78,057     1.38%          0.08%       1.11%
        Highest contract charges        15,092    1.072706         16,190     1.54%          0.10%       0.96%
        Remaining contract
        charges                        --           --           --           --          --            --

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges        302,268  $ 4.145460   $  1,253,039     1.40%          1.15%      26.04%
        Highest contract charges         1,594    4.121300          6,571     1.60%          1.17%      25.79%
        Remaining contract
        charges                         33,413      --            137,677     --          --            --
  2002  Lowest contract charges        312,278    3.289057      1,027,100     1.41%          0.71%     (23.71)%
        Highest contract charges         1,594    3.276427          5,224     1.60%          0.96%     (23.86)%
        Remaining contract
        charges                         20,634      --             67,559     --          --            --
  2001  Lowest contract charges        517,338    4.311139      2,230,314     1.38%          0.88%     (13.69)%
        Highest contract charges         1,594    4.303187          6,861     1.45%          1.20%     (16.54)%
        Remaining contract
        charges                         21,100      --             90,689     --          --            --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges          3,798    1.031630          3,918     1.39%       --            48.75%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges            509    0.694417            353     1.38%          0.13%     (18.55)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges          1,150    0.852561            981     0.94%          0.69%     (14.74)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2003  Lowest contract charges         14,045    1.313316         18,446     1.39%          1.02%      51.23%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges      1,080,502    0.930899      1,005,838     1.40%          1.16%      30.92%
        Highest contract charges       102,923    0.893007         91,911     2.37%          1.51%      29.62%
        Remaining contract
        charges                      4,164,769      --          3,746,341     --          --            --
  2002  Lowest contract charges      1,117,042    0.711036        794,257     1.40%          1.55%     (19.26)%
        Highest contract charges        13,197    0.688939          9,092     0.91%          5.02%      (7.28)%
        Remaining contract
        charges                      2,431,833      --          1,682,703     --          --            --
  2001  Lowest contract charges      1,344,963    0.880594      1,184,367     1.38%          0.24%     (20.01)%
        Highest contract charges        18,056    0.860063         15,529     1.32%          0.02%     (13.99)%
        Remaining contract
        charges                        396,775      --            343,168     --          --            --
HARTFORD MIDCAP HLS FUND
  2003  Lowest contract charges      1,645,679    2.751199      4,527,591     1.40%       --            35.42%
        Highest contract charges        40,690    2.718683        110,622     1.73%       --            34.95%
        Remaining contract
        charges                        133,183      --            364,205     --          --            --
  2002  Lowest contract charges      1,768,122    2.031603      3,592,123     1.40%       --           (15.61)%
        Highest contract charges       151,382    2.022393        306,155     1.56%       --           (15.74)%
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges      2,037,726    2.407352      4,905,524     1.38%       --            (5.13)%
        Highest contract charges         4,054    2.395610          9,711     1.59%       --            (6.39)%
        Remaining contract
        charges                        183,254      --            439,816     --          --            --

____________________________________ SA-124 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
HARTFORD MIDCAP VALUE HLS FUND
  2003  Lowest contract charges        244,551  $ 1.193452   $    291,860     1.39%       --            40.95%
        Highest contract charges        22,700    1.182356         26,840     1.72%       --            40.46%
        Remaining contract
        charges                         89,881      --            106,839     --          --            --
  2002  Lowest contract charges        173,855    0.846730        147,209     1.40%          0.15%     (14.42)%
        Highest contract charges        90,906    0.844609         76,780     1.53%          0.23%     (14.55)%
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges         57,533    0.989394         56,923     0.87%          0.24%      (1.06)%
        Highest contract charges        11,556    0.988404         11,422     0.98%          0.25%      (1.16)%
        Remaining contract
        charges                        --           --           --           --          --            --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges        144,071    1.094789        157,728     0.94%          0.77%      (0.20)%
        Highest contract charges       160,485    0.976982        156,791     2.39%          0.47%      (1.89)%
        Remaining contract
        charges                     74,310,318      --         77,507,087     --          --            --
  2002  Lowest contract charges        137,967    1.097024        151,354     0.94%          1.37%       0.51%
        Highest contract charges        95,941    0.995768         95,535     0.97%          0.36%      (0.60)%
        Remaining contract
        charges                    114,098,761      --        122,217,282     --          --            --
  2001  Lowest contract charges          6,585    1.091492          7,188     0.48%          0.89%       2.89%
        Highest contract charges       846,534    1.005429        851,130     1.30%          1.48%       0.54%
        Remaining contract
        charges                     57,660,935      --         62,222,651     --          --            --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003  Lowest contract charges        188,691    2.725422        514,263     1.40%          3.25%       0.62%
        Highest contract charges         5,888    2.693264         15,858     1.75%          6.15%       0.26%
        Remaining contract
        charges                         15,501      --             41,992     --          --            --
  2002  Lowest contract charges        249,482    2.708749        675,785     1.40%          3.09%       6.40%
        Highest contract charges        24,396    2.696501         65,783     1.55%          3.92%       6.24%
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges        133,756    2.545922        340,533     1.37%          5.97%       5.82%
        Highest contract charges         3,920    2.541242          9,963     1.42%          4.98%       4.79%
        Remaining contract
        charges                         25,186      --             63,928     --          --            --
HARTFORD SMALL COMPANY HLS FUND
  2003  Lowest contract charges      1,223,671    1.203552      1,472,751     1.40%       --            53.32%
        Highest contract charges       284,870    0.968020        275,760     2.39%       --            51.80%
        Remaining contract
        charges                      5,299,336      --          5,211,393     --          --            --
  2002  Lowest contract charges      1,253,820    0.784994        984,241     1.40%       --           (31.36)%
        Highest contract charges        65,170    0.637706         41,559     0.90%       --            (6.61)%
        Remaining contract
        charges                      2,683,107      --          1,742,814     --          --            --
  2001  Lowest contract charges      1,261,358    1.143686      1,442,597     1.39%       --           (16.25)%
        Highest contract charges         6,935    0.936544          6,495     1.33%       --            (6.35)%
        Remaining contract
        charges                        700,675      --            688,002     --          --            --
HARTFORD SMALLCAP GROWTH HLS FUND
  2003  Lowest contract charges         38,393    1.078920         41,423     1.23%       --            47.61%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges         11,364    0.730884          8,306     0.93%       --           (26.91)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges      6,255,434  $ 0.984211   $  6,156,667     1.40%          0.99%      24.41%
        Highest contract charges        57,774    0.813561         47,002     2.38%          1.22%      23.17%
        Remaining contract
        charges                     15,925,269      --         13,127,032     --          --            --
  2002  Lowest contract charges      6,416,206    0.791128      5,076,040     1.40%          0.79%     (25.47)%
        Highest contract charges        10,000    0.660530          6,605     1.00%          2.64%      (4.29)%
        Remaining contract
        charges                      7,876,082      --          5,285,970     --          --            --
  2001  Lowest contract charges      6,823,699    1.061497      7,243,336     1.38%          0.66%     (13.61)%
        Highest contract charges       260,736    0.893374        232,935     1.33%          1.10%     (10.66)%
        Remaining contract
        charges                      3,414,098      --          3,142,857     --          --            --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2003  Lowest contract charges        691,324    1.074837        743,061     1.40%          1.55%       0.47%
        Highest contract charges        15,587    1.068567         16,656     1.75%          2.82%       0.12%
        Remaining contract
        charges                         27,096      --             29,051     --          --            --
  2002  Lowest contract charges        775,536    1.069762        829,639     0.94%       --             6.98%
        Highest contract charges        12,468    1.068674         13,325     1.01%       --             6.87%
        Remaining contract
        charges                        --           --           --           --          --            --
HARTFORD VALUE HLS FUND
  2003  Lowest contract charges         12,553    0.960952         12,063     1.40%          0.74%      26.50%
        Highest contract charges         3,467    0.955846          3,314     1.60%          0.66%      26.25%
        Remaining contract
        charges                         35,343      --             33,826     --          --            --
  2002  Lowest contract charges          9,725    0.759629          7,387     1.40%          0.89%     (23.89)%
        Highest contract charges         3,473    0.757103          2,630     1.60%          0.85%     (24.04)%
        Remaining contract
        charges                         28,363      --             21,491     --          --            --
  2001  Lowest contract charges         11,538    0.998015         11,515     0.89%          0.68%      (0.20)%
        Highest contract charges         1,769    0.996687          1,764     0.96%          1.12%      (0.33)%
        Remaining contract
        charges                         21,029      --             20,966     --          --            --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges          9,275    1.109648         10,292     1.25%          0.52%      39.56%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges          9,283    0.795107          7,381     0.93%       --           (20.49)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
HUNTINGTON VA INCOME EQUITY FUND
  2003  Lowest contract charges          2,206   11.850404         26,138     1.68%          3.90%      16.43%
        Highest contract charges         3,306   11.748526         38,845     1.55%          4.65%      16.45%
        Remaining contract
        charges                         29,850      --            352,062     --          --            --
  2002  Lowest contract charges             45   10.173480            460     0.45%          6.46%       1.74%
        Highest contract charges            95   10.163435            962     0.58%          5.06%       1.63%
        Remaining contract
        charges                          1,638      --             16,650     --          --            --
HUNTINGTON VA DIVIDEND CAPTURE FUND
  2003  Lowest contract charges          4,086   12.197239         49,836     1.68%          5.71%      19.31%
        Highest contract charges         3,304   12.092405         39,955     1.55%          7.18%      16.38%
        Remaining contract
        charges                         33,099      --            401,765     --          --            --
  2002  Lowest contract charges            245   10.222816          2,509     0.45%          9.11%       2.23%
        Highest contract charges           140   10.208413          1,432     0.56%          6.21%       2.08%
        Remaining contract
        charges                          1,027      --             10,488     --          --            --

____________________________________ SA-126 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
HUNTINGTON VA GROWTH FUND
  2003  Lowest contract charges          3,533  $11.702990   $     41,343     1.68%          0.37%      13.99%
        Highest contract charges         1,783   11.602372         20,693     1.56%          0.47%      13.21%
        Remaining contract
        charges                         19,789      --            230,463     --          --            --
  2002  Lowest contract charges            236   10.266306          2,424     0.45%          0.30%       2.66%
        Highest contract charges            68   10.251839            693     0.54%          0.18%       2.52%
        Remaining contract
        charges                             70      --                715     --          --            --
HUNTINGTON VA MID CORP AMERICA FUND
  2003  Lowest contract charges          2,791   12.923624         36,072     1.68%          0.18%      27.45%
        Highest contract charges           862   12.812513         11,049     1.55%          0.27%      26.82%
        Remaining contract
        charges                         21,331      --            274,309     --          --            --
  2002  Lowest contract charges            243   10.140318          2,462     0.45%       --             1.40%
        Highest contract charges           121   10.126027          1,224     0.57%       --             1.26%
        Remaining contract
        charges                          1,155      --             11,703     --          --            --
HUNTINGTON VA NEW ECONOMY FUND
  2003  Lowest contract charges          1,004   12.927692         12,985     1.67%       --            29.35%
        Highest contract charges         1,438   12.816543         18,436     1.56%       --            23.60%
        Remaining contract
        charges                         11,942      --            153,586     --          --            --
  2002  Lowest contract charges             46    9.990391            456     0.45%       --            (0.10)%
        Highest contract charges           107    9.980527          1,064     0.58%       --            (0.20)%
        Remaining contract
        charges                             27      --                269     --          --            --
HUNTINGTON VA ROTATING MARKETS FUND
  2003  Lowest contract charges          2,907   12.652208         36,780     1.68%       --            22.26%
        Highest contract charges         1,310   12.543441         16,435     1.55%       --            21.04%
        Remaining contract
        charges                         16,970      --            213,650     --          --            --
  2002  Lowest contract charges            235   10.348845          2,432     0.45%       --             3.49%
        Highest contract charges           102   10.334263          1,059     0.57%       --             3.34%
        Remaining contract
        charges                            866      --              8,950     --          --            --
MFS CAPITAL OPPORTUNITIES SERIES
  2003  Lowest contract charges            233    8.215084          1,918     0.99%          0.23%      26.18%
        Highest contract charges        10,532    7.414145         78,088     2.33%          0.19%      24.43%
        Remaining contract
        charges                      2,190,633      --         15,579,712     --          --            --
  2002  Lowest contract charges            234    6.510383          1,527     0.97%          0.08%     (30.36)%
        Highest contract charges         3,485    5.958392         20,767     0.95%       --            (4.10)%
        Remaining contract
        charges                      1,746,261      --         10,235,971     --          --            --
  2001  Lowest contract charges             14    9.316962            126     0.46%       --           (24.32)%
        Highest contract charges        21,186    8.658657        183,439     1.78%       --           (30.81)%
        Remaining contract
        charges                      1,926,436      --         16,520,999     --          --            --
MFS EMERGING GROWTH SERIES
  2003  Lowest contract charges         28,019    6.791141        190,278     0.90%       --            19.89%
        Highest contract charges         1,509    4.367772          6,589     2.39%       --            27.14%
        Remaining contract
        charges                      2,334,638      --         14,688,617     --          --            --
  2002  Lowest contract charges        992,785    5.237359      5,199,570     1.41%       --           (34.68)%
        Highest contract charges         1,046    3.435336          3,594     0.84%       --            (5.22)%
        Remaining contract
        charges                        991,707      --          5,029,013     --          --            --
  2001  Lowest contract charges      1,242,368    8.018392      9,961,796     1.38%       --           (34.41)%
        Highest contract charges        19,276    7.926819        152,798     1.80%       --           (31.27)%
        Remaining contract
        charges                      1,077,276      --          8,460,142     --          --            --

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
MFS GLOBAL EQUITY SERIES
  2003  Lowest contract charges          3,165  $10.791504   $     34,155     0.90%       --            23.42%
        Highest contract charges         1,424   10.046478         14,304     2.34%          0.07%      24.88%
        Remaining contract
        charges                        377,586      --          3,774,010     --          --            --
  2002  Lowest contract charges         78,489    8.199128        643,542     1.40%          0.49%     (13.12)%
        Highest contract charges           424    8.045196          3,414     0.97%          0.64%      (1.60)%
        Remaining contract
        charges                        116,595      --            940,087     --          --            --
  2001  Lowest contract charges         62,809    9.437039        592,730     1.38%          0.26%     (11.20)%
        Highest contract charges           220    9.329370          2,057     1.33%          2.12%     (11.51)%
        Remaining contract
        charges                         45,069      --            420,702     --          --            --
MFS HIGH INCOME SERIES
  2003  Lowest contract charges          1,791   11.379739         20,381     0.95%          3.96%      16.84%
        Highest contract charges        38,364   10.647511        408,484     2.34%          2.93%      15.22%
        Remaining contract
        charges                      4,842,418      --         52,484,124     --          --            --
  2002  Lowest contract charges          1,675    9.739361         16,310     0.94%       --             1.59%
        Highest contract charges         4,821    9.241069         44,548     0.98%       --             4.10%
        Remaining contract
        charges                      1,313,786      --         12,298,894     --          --            --
  2001  Lowest contract charges        307,674    9.311731      2,864,980     1.38%          7.35%       0.65%
        Highest contract charges         1,591    9.205533         14,648     1.72%       --            (5.64)%
        Remaining contract
        charges                        372,809      --          3,454,933     --          --            --
MFS INVESTORS GROWTH STOCK SERIES
  2003  Lowest contract charges             57    7.573204            433     1.01%       --            21.68%
        Highest contract charges        20,361    7.007495        142,679     2.33%       --            20.17%
        Remaining contract
        charges                      4,166,965      --         27,761,019     --          --            --
  2002  Lowest contract charges             58    6.223959            362     1.01%       --           (28.33)%
        Highest contract charges         4,500    5.831401         26,242     0.95%       --            (6.03)%
        Remaining contract
        charges                      2,203,553      --         12,696,198     --          --            --
  2001  Lowest contract charges             14    8.683925            124     0.47%       --           (24.97)%
        Highest contract charges        19,825    8.222021        163,005     1.77%          0.02%     (26.88)%
        Remaining contract
        charges                      2,144,253      --         17,554,004     --          --            --
MFS INVESTORS TRUST SERIES
  2003  Lowest contract charges         46,911    8.581266        402,557     0.88%       --            17.00%
        Highest contract charges        31,845    7.418037        236,228     2.31%          0.23%      19.31%
        Remaining contract
        charges                      3,896,405      --         29,280,938     --          --            --
  2002  Lowest contract charges        920,811    6.336303      5,834,537     1.40%          0.57%     (22.06)%
        Highest contract charges         3,674    6.217311         22,843     0.97%       --            (3.98)%
        Remaining contract
        charges                      1,026,028      --          6,428,927     --          --            --
  2001  Lowest contract charges        959,745    8.130073      7,802,794     1.38%          0.49%     (17.12)%
        Highest contract charges        24,325    8.037315        195,508     1.78%          0.32%     (16.78)%
        Remaining contract
        charges                        807,760      --          6,524,494     --          --            --

____________________________________ SA-128 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
MFS MID CAP GROWTH SERIES
  2003  Lowest contract charges            464  $ 5.325653   $      2,473     0.95%       --            35.74%
        Highest contract charges        43,195    5.121071        221,207     2.33%       --            33.85%
        Remaining contract
        charges                      5,448,295      --         28,870,143     --          --            --
  2002  Lowest contract charges            466    3.923564          1,827     0.93%       --           (43.74)%
        Highest contract charges        13,762    3.825956         52,653     0.92%       --            (3.55)%
        Remaining contract
        charges                      1,802,027      --          7,029,994     --          --            --
  2001  Lowest contract charges        465,657    6.931960      3,227,919     1.37%          0.04%     (18.70)%
        Highest contract charges        47,918    6.882349        329,789     1.78%          0.02%     (25.28)%
        Remaining contract
        charges                        464,637      --          3,265,544     --          --            --
MFS NEW DISCOVERY SERIES
  2003  Lowest contract charges          3,672   12.655700         46,468     0.96%       --            32.45%
        Highest contract charges         1,879    7.438770         13,977     2.39%       --            30.55%
        Remaining contract
        charges                      2,283,719      --         22,981,090     --          --            --
  2002  Lowest contract charges          7,134    9.554772         68,167     0.95%       --           (32.28)%
        Highest contract charges         4,780    8.583722         41,032     0.92%       --            (3.93)%
        Remaining contract
        charges                        907,240      --          7,512,056     --          --            --
  2001  Lowest contract charges        330,350   12.976150      4,286,669     1.37%       --            (6.35)%
        Highest contract charges         2,337   12.828048         29,981     1.78%       --           (13.24)%
        Remaining contract
        charges                        240,775      --          2,990,724     --          --            --
MFS TOTAL RETURN SERIES
  2003  Lowest contract charges         10,037   12.779699        128,265     0.95%          1.67%      15.22%
        Highest contract charges         6,924   10.861973         75,212     2.38%          0.86%      13.57%
        Remaining contract
        charges                     13,431,756      --        153,518,378     --          --            --
  2002  Lowest contract charges          8,140   11.091266         90,278     0.94%          0.21%      (6.07)%
        Highest contract charges        10,094   10.066383        101,614     0.96%       --             0.07%
        Remaining contract
        charges                      5,052,427      --         51,024,522     --          --            --
  2001  Lowest contract charges             96   11.807401          1,138    (1.22)%      --            (0.70)%
        Highest contract charges       105,226   10.845432      1,141,226     1.76%          0.40%      (1.18)%
        Remaining contract
        charges                      2,149,734      --         23,410,999     --          --            --
MFS VALUE SERIES
  2003  Lowest contract charges         13,955   12.242356        170,842     0.89%       --            22.42%
        Highest contract charges        20,623   12.160581        250,788     1.57%       --            21.61%
        Remaining contract
        charges                        285,982      --          3,488,945     --          --            --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2003  Lowest contract charges          1,026    7.365984          7,559     1.75%          1.09%      31.24%
        Highest contract charges        14,907    9.424894        140,500     2.02%          2.05%      30.85%
        Remaining contract
        charges                          8,145      --             76,839     --          --            --
  2002  Lowest contract charges          1,027    5.612482          5,765     1.60%          1.24%     (28.99)%
        Highest contract charges         1,064    7.205775          7,665     1.62%          0.58%     (27.94)%
        Remaining contract
        charges                        --           --           --           --          --            --

____________________________________ SA-129 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2003  Lowest contract charges          3,245  $10.039523   $     32,577     1.64%          0.77%      32.54%
        Highest contract charges        48,309    9.966707        481,479     2.04%          0.95%      32.02%
        Remaining contract
        charges                         63,912      --            600,366     --          --            --
  2002  Lowest contract charges          7,901    6.133161         48,458     1.54%       --           (24.72)%
        Highest contract charges         4,949    7.549633         37,363     1.62%       --           (24.50)%
        Remaining contract
        charges                          3,872      --             29,241     --          --            --
  2001  Lowest contract charges          1,962    8.189183         16,067     1.38%          0.02%     (10.59)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
  2003  Lowest contract charges      1,602,744    1.101687      1,765,723     1.69%          0.02%      37.89%
        Highest contract charges       555,440    1.086053        603,237     2.39%          0.02%      36.93%
        Remaining contract
        charges                     11,702,492      --         12,769,749     --          --            --
  2002  Lowest contract charges        627,301    0.798974        501,197     1.68%          0.09%      (8.91)%
        Highest contract charges       474,659    0.793159        376,480     0.89%          0.20%      (4.62)%
        Remaining contract
        charges                      2,106,762      --          1,673,850     --          --            --
  2001  Lowest contract charges         82,394    0.877109         72,268     1.08%          0.48%     (12.29)%
        Highest contract charges         3,807    0.875059          3,332     1.31%          0.42%     (12.49)%
        Remaining contract
        charges                         43,920      --             38,471     --          --            --
NATIONS HIGH YIELD BOND PORTFOLIO
  2003  Lowest contract charges      4,603,496    1.307637      6,019,702     1.69%          7.56%      28.99%
        Highest contract charges       130,441    1.289080        168,149     2.39%          7.62%      28.10%
        Remaining contract
        charges                     12,315,796      --         15,954,250     --          --            --
  2002  Lowest contract charges      3,016,288    1.013719      3,057,668     1.69%         10.63%       0.46%
        Highest contract charges        67,340    1.006346         67,767     0.95%         24.81%       6.32%
        Remaining contract
        charges                      3,063,424      --          3,088,859     --          --            --
  2001  Lowest contract charges        734,885    1.009060        741,543     1.09%         17.14%       0.91%
        Highest contract charges       205,220    1.006706        206,597     1.31%         17.08%       0.67%
        Remaining contract
        charges                        240,897      --            242,768     --          --            --
NATIONS INTERNATIONAL VALUE PORTFOLIO
  2003  Lowest contract charges      2,678,147    1.083624      2,902,104     1.70%          1.33%      48.73%
        Highest contract charges         5,095    1.068235          5,442     2.40%          1.36%      47.70%
        Remaining contract
        charges                      1,153,819      --          1,242,057     --          --            --
  2002  Lowest contract charges      2,882,786    0.728574      2,100,323     1.69%          1.76%     (17.46)%
        Highest contract charges         5,095    0.723262          3,685     0.99%          2.17%      (5.27)%
        Remaining contract
        charges                      1,425,336      --          1,034,155     --          --            --
  2001  Lowest contract charges        923,076    0.882650        814,753     1.08%          1.34%     (11.74)%
        Highest contract charges       117,357    0.880584        103,343     1.33%          0.92%     (11.94)%
        Remaining contract
        charges                        350,401      --            308,889     --          --            --

____________________________________ SA-130 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
NATIONS MARISCO FOCUSED EQUITIES PORTFOLIO
  2003  Lowest contract charges      5,613,869  $ 0.992283   $  5,570,547     1.69%       --            30.86%
        Highest contract charges       545,976    0.978202        534,075     2.38%       --            29.95%
        Remaining contract
        charges                     16,934,011      --         16,647,023     --          --            --
  2002  Lowest contract charges      4,379,461    0.758289      3,320,897     1.69%       --           (16.50)%
        Highest contract charges       188,003    0.752774        141,524     0.97%       --            (6.66)%
        Remaining contract
        charges                      4,734,146      --          3,570,545     --          --            --
  2001  Lowest contract charges      1,103,136    0.908095      1,001,753     1.08%       --            (9.19)%
        Highest contract charges       148,877    0.905970        134,878     1.32%       --            (9.40)%
        Remaining contract
        charges                        243,378      --            220,725     --          --            --
NATIONS ASSET ALLOCATION PORTFOLIO
  2003  Lowest contract charges      3,450,681    0.936588      3,231,866     1.69%          1.44%      17.08%
        Highest contract charges       221,669    0.923305        204,668     2.36%          2.00%      16.27%
        Remaining contract
        charges                      5,582,993      --          5,181,360     --          --            --
  2002  Lowest contract charges      1,862,605    0.799927      1,489,948     1.70%          1.73%     (15.00)%
        Highest contract charges         2,664    0.794111          2,116     0.26%       --            (2.33)%
        Remaining contract
        charges                      2,444,768      --          1,944,927     --          --            --
  2001  Lowest contract charges      1,121,992    0.941100      1,055,907     1.10%          3.36%      (5.89)%
        Highest contract charges        18,885    0.938905         17,731     1.28%          6.62%      (6.11)%
        Remaining contract
        charges                        289,315      --            271,917     --          --            --
NATIONS CAPITAL GROWTH PORTFOLIO
  2003  Lowest contract charges      1,156,595    0.751392        869,056     1.69%          0.04%      22.52%
        Highest contract charges       198,177    0.740704        146,791     2.38%          0.04%      21.66%
        Remaining contract
        charges                      6,656,297      --          4,953,141     --          --            --
  2002  Lowest contract charges        521,254    0.613307        319,689     1.69%          0.19%     (31.24)%
        Highest contract charges        88,570    0.608821         53,923     0.95%          0.16%      (5.56)%
        Remaining contract
        charges                      1,510,933      --            921,262     --          --            --
  2001  Lowest contract charges        123,079    0.891970        109,782     1.10%          0.23%     (10.80)%
        Highest contract charges        31,046    0.889881         27,627     1.30%          0.32%     (11.01)%
        Remaining contract
        charges                         12,959      --             11,542     --          --            --
NATIONS MARISCO GROWTH PORTFOLIO
  2003  Lowest contract charges      2,992,263    0.945372      2,828,801     1.70%       --            28.39%
        Highest contract charges       438,428    0.931930        408,584     2.40%       --            27.49%
        Remaining contract
        charges                      9,225,261      --          8,640,642     --          --            --
  2002  Lowest contract charges      2,991,864    0.736355      2,203,074     1.70%       --           (17.55)%
        Highest contract charges       223,715    0.730984        163,532     0.87%       --            (5.68)%
        Remaining contract
        charges                      3,019,768      --          2,212,293     --          --            --
  2001  Lowest contract charges      1,141,615    0.893080      1,019,553     1.09%       --           (10.69)%
        Highest contract charges       229,179    0.890980        204,193     1.30%       --           (10.90)%
        Remaining contract
        charges                        239,628      --            213,728     --          --            --

____________________________________ SA-131 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
NATIONS MARSICO 21ST CENTURY PORTFOLIO
  2003  Lowest contract charges        839,001  $ 1.153813   $    968,050     1.70%       --            46.36%
        Highest contract charges       192,940    1.137441        219,458     2.38%       --            45.34%
        Remaining contract
        charges                      1,228,319      --          1,405,518     --          --            --
  2002  Lowest contract charges      1,059,329    0.788365        835,138     1.69%       --            (9.75)%
        Highest contract charges        18,189    0.783119         14,244     0.93%       --            (2.14)%
        Remaining contract
        charges                        823,217      --            646,134     --          --            --
  2001  Lowest contract charges        438,395    0.873508        382,942     1.09%       --           (12.65)%
        Highest contract charges        47,770    0.871467         41,630     1.20%       --           (12.85)%
        Remaining contract
        charges                         76,276      --             66,541     --          --            --
NATIONS MIDCAP GROWTH PORTFOLIO
  2003  Lowest contract charges      5,009,832    0.678494      3,399,141     1.69%       --            25.32%
        Highest contract charges       894,178    0.668854        598,075     2.39%       --            24.45%
        Remaining contract
        charges                     21,339,664      --         14,341,642     --          --            --
  2002  Lowest contract charges      3,155,634    0.541405      1,708,476     1.69%       --           (35.12)%
        Highest contract charges       548,277    0.537457        294,676     0.89%       --            (2.75)%
        Remaining contract
        charges                      5,690,122      --          3,063,883     --          --            --
  2001  Lowest contract charges        637,623    0.834444        532,061     1.08%       --           (16.56)%
        Highest contract charges         2,453    0.832491          2,042     1.31%       --           (16.75)%
        Remaining contract
        charges                         50,118      --             41,766     --          --            --
NATIONS SMALL COMPANY PORTFOLIO
  2003  Lowest contract charges      2,721,654    0.973579      2,649,745     1.69%       --            32.69%
        Highest contract charges       389,516    0.959744        373,836     2.39%       --            31.77%
        Remaining contract
        charges                     11,603,598      --         11,190,462     --          --            --
  2002  Lowest contract charges      1,972,318    0.733712      1,447,114     1.69%       --           (27.61)%
        Highest contract charges       308,820    0.728363        224,933     0.92%       --            (7.14)%
        Remaining contract
        charges                      3,271,693      --          2,387,453     --          --            --
  2001  Lowest contract charges        477,133    1.013551        483,599     1.09%       --             1.36%
        Highest contract charges       104,846    1.011177        106,018     1.32%       --             1.12%
        Remaining contract
        charges                         82,310      --             83,318     --          --            --
NATIONS VALUE PORTFOLIO
  2003  Lowest contract charges      4,098,139    0.936655      3,838,542     1.69%          1.26%      27.98%
        Highest contract charges       484,204    0.923332        447,081     2.38%          1.34%      27.09%
        Remaining contract
        charges                     19,068,119      --         17,692,810     --          --            --
  2002  Lowest contract charges      2,765,860    0.731862      2,024,228     1.69%          1.39%     (22.07)%
        Highest contract charges       227,732    0.726519        165,452     0.98%          3.27%      (6.60)%
        Remaining contract
        charges                      5,322,630      --          3,873,814     --          --            --
  2001  Lowest contract charges        768,414    0.939108        721,623     1.09%          1.61%      (6.09)%
        Highest contract charges       138,221    0.936903        129,500     1.31%          1.65%      (6.31)%
        Remaining contract
        charges                        258,184      --            242,153     --          --            --

____________________________________ SA-132 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
JENNISON 20/20 FOCUS PORTFOLIO
  2003  Lowest contract charges          7,524  $ 9.259937   $     69,670     1.40%       --            27.01%
        Highest contract charges        64,737    0.929884         60,198     2.00%       --            26.25%
        Remaining contract
        charges                         62,197      --            140,203     --          --            --
  2002  Lowest contract charges          6,314    7.290810         46,034     1.40%       --           (23.66)%
        Highest contract charges        48,265    0.736550         35,550     2.00%       --           (24.11)%
        Remaining contract
        charges                         69,144      --            109,030     --          --            --
  2001  Lowest contract charges          5,605    9.549833         53,524     1.37%          0.26%      (2.68)%
        Highest contract charges        31,300    0.970581         30,379     1.64%          0.12%      (2.94)%
        Remaining contract
        charges                        119,777      --            192,519     --          --            --
JENNISON PORTFOLIO
  2003  Lowest contract charges         36,291    5.449584        197,771     1.40%       --            27.81%
        Highest contract charges        26,405    0.761248         20,101     2.32%       --            26.60%
        Remaining contract
        charges                        483,061      --            572,304     --          --            --
  2002  Lowest contract charges         40,144    4.263949        171,173     1.41%       --           (32.12)%
        Highest contract charges       155,075    0.602189         93,385     2.00%       --           (32.53)%
        Remaining contract
        charges                        295,704      --            277,215     --          --            --
  2001  Lowest contract charges         56,113    6.281951        352,502     1.38%       --           (19.74)%
        Highest contract charges       128,937    0.892526        115,080     1.61%       --           (10.75)%
        Remaining contract
        charges                        594,127      --            780,613     --          --            --
PRUDENTIAL VALUE PORTFOLIO
  2003  Lowest contract charges         35,362    0.907749         32,100     1.40%          1.18%      25.86%
        Highest contract charges         6,461    0.891419          5,759     2.13%          3.25%      24.92%
        Remaining contract
        charges                        200,740      --            180,331     --          --            --
  2002  Lowest contract charges         26,974    0.721253         19,455     1.39%          1.19%     (23.43)%
        Highest contract charges        73,481    0.714049         52,469     2.00%          1.21%     (23.89)%
        Remaining contract
        charges                        111,243      --             79,893     --          --            --
  2001  Lowest contract charges          3,254    0.941945          3,065     0.89%          0.78%      (5.81)%
        Highest contract charges        23,844    0.938166         22,370     1.25%          0.91%      (6.18)%
        Remaining contract
        charges                        204,265      --            192,080     --          --            --
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  2003  Lowest contract charges          2,090    0.771651          1,613     1.39%       --            37.21%
        Highest contract charges         4,429    0.764467          3,385     1.73%       --            36.73%
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges          2,112    0.562385          1,188     1.42%       --           (23.91)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges          2,135    0.739101          1,578     0.91%       --           (26.09)%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --

____________________________________ SA-133 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
SALOMON BROTHERS VARIABLE ALL CAP FUND
  2003  Lowest contract charges      2,208,053  $ 1.217162   $  2,687,558     1.40%          0.26%      37.10%
        Highest contract charges        27,102    1.202804         32,599     1.73%          0.27%      36.63%
        Remaining contract
        charges                        139,868      --            169,228     --          --            --
  2002  Lowest contract charges      2,287,881    0.887778      2,031,131     1.40%          0.41%     (26.10)%
        Highest contract charges        48,885    0.884377         43,232     1.60%          0.48%     (26.25)%
        Remaining contract
        charges                         98,442      --             86,999     --          --            --
  2001  Lowest contract charges      2,414,808    1.201314      2,900,942     1.38%          0.77%       0.48%
        Highest contract charges        36,388    1.199106         43,633     1.44%          1.09%      (5.24)%
        Remaining contract
        charges                        152,514      --            182,661     --          --            --
SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND
  2003  Lowest contract charges        158,461    1.331938        211,060     1.40%          6.47%      22.47%
        Highest contract charges        34,320    1.316219         45,172     1.74%          9.32%      22.05%
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges        164,895    1.087528        179,328     1.40%          6.88%       5.82%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges        178,520    1.027701        183,465     1.37%         11.34%       3.68%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --
SALOMON BROTHERS VARIABLE INVESTORS FUND
  2003  Lowest contract charges        686,965    1.087128        746,819     1.40%          1.45%      30.49%
        Highest contract charges        39,881    1.080564         43,094     1.55%          1.36%      30.30%
        Remaining contract
        charges                        --           --           --           --          --            --
  2002  Lowest contract charges        724,225    0.833097        603,350     1.40%          1.19%     (24.12)%
        Highest contract charges        44,213    0.829316         36,667     1.54%          1.90%     (24.23)%
        Remaining contract
        charges                        --           --           --           --          --            --
  2001  Lowest contract charges        712,900    1.097884        782,681     1.38%          0.81%      (5.49)%
        Highest contract charges         8,268    1.095853          9,060     1.43%          1.27%     (11.06)%
        Remaining contract
        charges                         13,508      --             14,785     --          --            --
SALOMON BROTHERS VARIABLE TOTAL RETURN FUND
  2003  Lowest contract charges        254,571    1.100760        280,221     1.40%          1.69%      14.31%
        Highest contract charges        53,793    1.087777         58,515     1.75%          1.82%      13.91%
        Remaining contract
        charges                         59,417      --             65,011     --          --            --
  2002  Lowest contract charges        243,618    0.963002        234,605     1.40%          1.38%      (8.16)%
        Highest contract charges        42,634    0.954972         40,715     1.75%          1.25%      (8.48)%
        Remaining contract
        charges                         57,300      --             54,930     --          --            --
  2001  Lowest contract charges        252,563    1.048591        264,836     1.38%          2.10%      (2.18)%
        Highest contract charges        58,785    1.043491         61,342     1.58%          2.77%      (2.75)%
        Remaining contract
        charges                         46,362      --             48,467     --          --            --
STI CLASSIC VT CAPITAL APPRECIATION FUND
  2003  Lowest contract charges          9,331   11.752110        109,660     1.68%       --            16.45%
        Highest contract charges        39,742   11.651033        463,034     1.55%       --            13.54%
        Remaining contract
        charges                        179,231      --          2,095,591     --          --            --
  2002  Lowest contract charges          1,827   10.091783         18,436     0.44%       --             0.92%
        Highest contract charges         1,655   10.077549         16,676     0.55%       --             0.78%
        Remaining contract
        charges                          7,373      --             74,336     --          --            --

____________________________________ SA-134 ____________________________________

                                                UNIT FAIR      CONTRACT     EXPENSE     INVESTMENT      TOTAL
                                      UNITS      VALUE #    OWNERS' EQUITY   RATIO*   INCOME RATIO**  RETURN***
                                   -----------  ----------  --------------  --------  --------------  ---------
STI CLASSIC VT GROWTH & INCOME FUND
  2003  Lowest contract charges          3,462  $12.990742   $     44,970     1.64%          1.51%      24.36%
        Highest contract charges        25,693   12.879095        330,904     1.55%          0.76%      22.28%
        Remaining contract
        charges                        128,363      --          1,658,578     --          --            --
  2002  Lowest contract charges            686   10.441755          7,165     0.49%          0.93%       4.42%
        Highest contract charges           753   10.431451          7,859     0.57%          1.05%       4.32%
        Remaining contract
        charges                          2,701      --             28,188     --          --            --
STI CLASSIC VT MID-CAP EQUITY FUND
  2003  Lowest contract charges          4,461   12.838644         57,268     1.68%          1.03%      27.54%
        Highest contract charges        14,804   12.728275        188,434     1.55%          0.89%      27.22%
        Remaining contract
        charges                         56,454      --            721,041     --          --            --
  2002  Lowest contract charges          1,192   10.066403         12,000     --          --             0.66%
        Highest contract charges         1,245   10.056471         12,516     0.56%       --             0.57%
        Remaining contract
        charges                            262      --              2,629     --          --            --
STI CLASSIC VT VALUE INCOME STOCK FUND
  2003  Lowest contract charges          3,287   12.991193         42,704     1.67%          1.69%      21.05%
        Highest contract charges           583   12.879554          7,509     1.48%          1.82%      20.78%
        Remaining contract
        charges                         40,914      --            528,930     --          --            --
  2002  Lowest contract charges          2,081   10.721896         22,317     0.43%          0.15%       7.22%
        Highest contract charges       --           --           --           --          --            --
        Remaining contract
        charges                        --           --           --           --          --            --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

____________________________________ SA-135 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Optional Death Benefit Charge, Earnings Protection Benefit Charge, MAV70 Death Benefit Charge, and MAV/EPB Death Benefit. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-136 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                            FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                          ------------------------
                                                           2003     2002     2001
                                                          ------------------------
                                                               (In millions)
 REVENUES
   Fee income                                             $2,169   $2,079   $2,157
   Earned premiums and other                                 934      574      927
   Net investment income                                   1,764    1,572    1,491
   Net realized capital gains (losses)                         1     (276)     (87)
                                                          ------------------------
                                     TOTAL REVENUES        4,868    3,949    4,488
                                                          ------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses          2,726    2,275    2,536
   Insurance expenses and other                              625      650      621
   Amortization of deferred policy acquisition
    costs and present value of future profits                660      531      566
   Dividends to policyholders                                 63       65       69
                                                          ------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,074    3,521    3,792
                                                          ------------------------
   Income before income tax expense and cumulative
    effect of accounting changes                             794      428      696
   Income tax expense                                        168        2       44
   Income before cumulative effect of accounting
    changes                                                  626      426      652
   Cumulative effect of accounting changes, net of
    tax                                                       --       --       (6)
                                                          ------------------------
                                         NET INCOME       $  626   $  426   $  646
                                                          ------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         2003          2002
                                                      -------------------------
                                                      (In millions, except for
                                                             share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $28,511 and $23,675)      $ 30,085      $ 24,786
   Equity securities, available for sale, at fair
    value (cost of $78 and $137)                             85           120
   Policy loans, at outstanding balance                   2,470         2,895
   Other investments                                        639           918
                                                      -------------------------
                                  TOTAL INVESTMENTS      33,279        28,719
                                                      -------------------------
   Cash                                                      96            79
   Premiums receivable and agents' balances                  17            15
   Reinsurance recoverables                               1,297         1,477
   Deferred policy acquisition costs and present
    value of future profits                               6,088         5,479
   Deferred income taxes                                   (486)         (243)
   Goodwill                                                 186           186
   Other assets                                           1,238         1,073
   Separate account assets                              130,225       105,316
                                                      -------------------------
                                       TOTAL ASSETS    $171,940      $142,101
                                                      -------------------------
 LIABILITIES
   Reserve for future policy benefits                  $  6,518      $  5,724
   Other policyholder funds                              25,263        23,037
   Other liabilities                                      3,330         2,207
   Separate account liabilities                         130,225       105,316
                                                      -------------------------
                                  TOTAL LIABILITIES     165,336       136,284
                                                      -------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 12
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                         6             6
   Capital surplus                                        2,240         2,041
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                            711           574
     Foreign currency translation adjustments                (1)           (1)
                                                      -------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         710           573
                                                      -------------------------
   Retained earnings                                      3,648         3,197
                                                      -------------------------
                         TOTAL STOCKHOLDER'S EQUITY       6,604         5,817
                                                      -------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY    $171,940      $142,101
                                                      -------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                            ------------------------------------------
                                                                 Net         Net (Loss)
                                                             Unrealized       Gain on
                                                            Capital Gains    Cash Flow       Foreign
                                                             (Losses) on      Hedging       Currency                    Total
                                         Common   Capital    Securities,    Instruments,   Translation   Retained   Stockholder's
                                         Stock    Surplus    Net of Tax      Net of Tax    Adjustments   Earnings      Equity
                                         ----------------------------------------------------------------------------------------
                                                                              (In millions)
 2003
 Balance, December 31, 2002                $6     $2,041         $463            $111          $(1)       $3,197       $5,817
 Comprehensive income
   Net income                                                                                                626          626
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                265                                                     265
   Net loss on cash flow
    hedging instruments                                                          (128)                                   (128)
   Cumulative translation
    adjustments                                                                                                            --
 Total other comprehensive
  income                                                                                                                  137
   Total comprehensive income                                                                                             763
 Capital contribution from
  parent                                             199                                                                  199
 Dividends declared                                                                                         (175)        (175)
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2003            $6     $2,240         $728            $(17)         $(1)       $3,648       $6,604
                                         ----------------------------------------------------------------------------------------
 2002
 Balance, December 31, 2001                $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
 Comprehensive income
   Net income                                                                                                426          426
 Other comprehensive income,
  net of tax (1)
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                349                                                     349
   Net gain on cash flow
    hedging instruments                                                            48                                      48
   Cumulative translation
    adjustments                                                                                  1                          1
 Total other comprehensive
  income                                                                                                                  398
   Total comprehensive income                                                                                             824
 Capital contribution from
  parent                                             235                                                                  235
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2002            $6     $2,041         $463            $111          $(1)       $3,197       $5,817
                                         ----------------------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                $6     $1,045         $ 16            $ --          $--        $2,125       $3,192
 Comprehensive income
   Net income                                                                                                646          646
 Other comprehensive income,
  net of tax (1)
   Cumulative effect of
    accounting change (2)                                         (18)             21                                       3
   Net change in unrealized
    capital gains (losses) on
    securities (3)                                                116                                                     116
   Net gain on cash flow
    hedging instruments                                                            42                                      42
   Cumulative translation
    adjustments                                                                                 (2)                        (2)
 Total other comprehensive
  income                                                                                                                  159
   Total comprehensive income                                                                                             805
 Capital contribution from
  parent                                             761                                                                  761
                                         ----------------------------------------------------------------------------------------
     BALANCE, DECEMBER 31, 2001            $6     $1,806         $114            $ 63          $(2)       $2,771       $4,758
                                         ----------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $143, $188 and $62 for the years ended December 31, 2003, 2002 and 2001, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(69) and $26 for the years ended
    December 31, 2003 and 2002, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were no reclassification adjustments for after-tax losses realized in net income for the year ended December 31, 2003. There were reclassification adjustments for after-tax losses realized in net income of $(170) and $(40) for the years ended December 31, 2002 and 2001, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                          FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                      ---------------------------
                                                       2003      2002      2001
                                                      ---------------------------
                                                             (In millions)
 OPERATING ACTIVITIES
   Net income                                         $   626   $   426   $   646
   Adjustments to reconcile net income to net cash
    provided by operating activities
   Net realized capital (gains) losses                     (1)      276        87
   Cumulative effect of accounting changes, net of
    tax                                                    --        --         6
   Amortization of deferred policy acquisition
    costs and present value of future profits             660       531       566
   Additions to deferred policy acquisition costs
    and present value of future profits                (1,319)     (987)     (975)
   Depreciation and amortization                          117        19       (18)
   (Increase) decrease in premiums receivable and
    agents' balances                                       (2)       (5)        5
   Increase (decrease) in other liabilities               299       (61)      (84)
   Change in receivables, payables, and accruals          227         2       (72)
   (Decrease) increase in accrued tax                     (67)       76       115
   Decrease in deferred income tax                         65        23         7
   Increase in future policy benefits                     794       560       837
   (Increase) decrease in reinsurance recoverables         (1)     (127)       21
   Increase in other assets                              (177)     (122)      (74)
                                                      ---------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,221       611     1,067
                                                      ---------------------------
 INVESTING ACTIVITIES
   Purchases of investments                           (13,628)  (12,470)   (9,766)
   Sales of investments                                 6,676     5,781     4,568
   Maturity and principal paydowns of fixed
    maturity investments                                3,233     2,266     2,227
   Purchase of business/affiliate, net of cash
    acquired                                               --        --      (683)
   Other                                                   85        --        --
                                                      ---------------------------
             NET CASH USED FOR INVESTING ACTIVITIES    (3,634)   (4,423)   (3,654)
                                                      ---------------------------
 FINANCING ACTIVITIES
   Capital contributions                                  199       235       761
   Dividends paid                                        (175)       --        --
   Net receipts from investment and universal
    life-type contracts charged against
    policyholder accounts                               2,406     3,567     1,859
                                                      ---------------------------
          NET CASH PROVIDED BY FINANCING ACTIVITIES     2,430     3,802     2,620
                                                      ---------------------------
   Net increase (decrease) in cash                         17       (10)       33
   Impact of foreign exchange                              --         2        (2)
   Cash -- beginning of year                               79        87        56
                                                      ---------------------------
   Cash -- end of year                                $    96   $    79   $    87
                                                      ---------------------------
 Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid (Received) During the Year for:
   Income taxes                                       $    35   $    (2)  $   (69)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments, income taxes and contingencies.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," and SFAS No. 124, "Accounting for Certain Investments Held by Not-for-Profit Organizations," that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 3.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity". SFAS No. 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS No. 150 requires liability classification for two broad classes of financial instruments:
(a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g., security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buy back shares are examples of financial instruments that should be reported as liabilities under this new guidance.

SFAS No. 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 150 is effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this Statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued guidance in Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments", ("DIG B36") that addresses the instances in which bifurcation of an instrument into a debt host contract and an embedded derivative is required. The effective date of DIG B36 was October 1, 2003. DIG B36 indicates that bifurcation is necessary in a modified coinsurance arrangement when the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The Company has evaluated its modified coinsurance and funds withheld agreements and believes all but one are not impacted by the provisions of DIG B36. The one modified coinsurance agreement that requires the separate recording of an embedded derivative contains two total return swap embedded derivatives that virtually offset each other. Due to the offsetting nature of these total return swaps, the net value of the embedded derivatives in the modified coinsurance agreement had no material effect on the consolidated financial statements upon adoption of DIG B36 on October 1, 2003 and at December 31, 2003.

DIG B36 is also applicable to corporate issued debt securities that incorporate credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor. The adoption of DIG B36, as it relates to corporate issued debt securities, did not have a material effect on the Company's consolidated financial condition or results of operations.

In April 2003, the FASB issued SFAS No. 149, "Amendment of SFAS No. 133 on Derivative Instruments and Hedging Activities". The Statement amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. SFAS No. 149 amends SFAS No. 133 for decisions made as part of the Derivatives Implementation Group (DIG) process that effectively required amendments to SFAS No. 133, in connection with other FASB projects dealing with financial instruments. SFAS No. 149 also clarifies under what circumstances a contract with an initial net investment and purchases and sales of when-issued securities that do not yet exist meet the characteristic of a derivative as discussed in SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003, except as stated below and for hedging relationships designated after June 30, 2003. The provisions of this statement should be applied prospectively, except as stated below.

The provisions of SFAS No. 149 that relate to SFAS No. 133 DIG issues that have been effective for fiscal quarters that began prior to June 15, 2003, should continue to be applied in accordance with their respective effective dates. In addition, the guidance in SFAS No. 149 related to forward purchases or sales of when-issued securities or other securities that do not yet exist, should be applied to both existing contracts and new contracts entered into after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Company's financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs identified which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporates a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption is permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45" or "the Interpretation"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying instrument or indices (e.g., security prices, interest rates, or currency rates) that are related to an asset, liability or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements
No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS
No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted EITF Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 17.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 6.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in

Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies accounting criteria under which a derivative can qualify for hedge accounting. In order to receive hedge accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Hedge accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2.)

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In December 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued Statement of
Position 03-3, "Accounting for Certain Loans or Debt Securities", (SOP 03-3). SOP 03-3 addresses the accounting for differences between contractual and expected cash flows to be collected from an investment in loans or fixed maturity securities (collectively hereafter referred to as "loan(s)") acquired in a transfer if those differences are attributable, at least in part, to credit quality. SOP 03-3 limits the yield that may be accreted to the excess of the estimated undiscounted expected principal, interest and other cash flows over the initial investment in the loan. SOP 03-3 also requires that the excess of contractual cash flows over cash flows expected to be collected not be recognized as an adjustment of yield, loss accrual or valuation allowance. SOP 03-3 is effective for loans acquired in fiscal years beginning after December 15, 2004. For loans acquired in fiscal years beginning on or before December 15, 2004 and within the scope of Practice Bulletin 6 "Amortization of Discount on Certain Acquired Loans", SOP 03-3, as it pertains to decreases in cash flows expected to be collected, should be applied prospectively for fiscal years beginning after December 15, 2004. Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In July 2003, AcSEC issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

The SOP is effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the estimated cumulative effect of the adoption of the SOP on net income and other comprehensive income was comprised of the following individual impacts:

                                                                                          Other
                                                                                      Comprehensive
                                                                     Net Income          Income
                                                                     ------------------------------
CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB reserves for annuity contracts                        $(50)*            $ --
Reclassifying certain separate accounts to general accounts               30               294
Other                                                                     (1)               (2)
                                                                     ------------------------------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION            $(21)             $292
                                                                     ------------------------------

    * As of September 30, 2003, the Company estimated the cumulative effect of adopting this provision of the SOP to be between $25 and $35, net of amortization of DAC and taxes. During the fourth quarter, industry and the largest public accounting firms reached general consensus on how to record the reinsurance recovery asset related to GMDB's. This refinement resulted in the increase to the cumulative effect adjustment as of January 1, 2004.

DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain guaranteed death benefits, the Company pays the greater of
(1) the account value at death; (2) the sum of all premium payments less prior withdrawals; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures a significant portion of these death benefit guarantees associated with its in-force block of business. As of January 1, 2004, the Company has recorded a liability for GMDB and other benefits sold with variable annuity products of $191 and a related reinsurance recoverable asset of $108. The determination of the GMDB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs.

Through December 31, 2003, the Company had not recorded a liability for the risks associated with GMDB offered on the Company's variable annuity business, but had consistently recorded the related expenses in the period the benefits were paid to contractholders. Net of reinsurance, the Company paid $51 and $49 for the years ended December 31, 2003 and 2002, respectively, in GMDB benefits to contractholders.

At December 31, 2003, the Company held $86.5 billion of variable annuities that contained guaranteed minimum death benefits. The Company's total gross exposure (i.e. before reinsurance), or net amount at risk (the amount by which current account values in the variable annuity contracts are not sufficient to meet its GMDB commitments), related to these guaranteed death benefits as of December 31, 2003 was $11.4 billion. Due to the fact that 81% of this amount was reinsured, the Company's net exposure was $2.2 billion. However, the Company will only incur these guaranteed death benefit payments in the future if the policyholder has an in-the-money guaranteed death benefit at their time of death.

The Individual Life segment sells universal life-type contracts with certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes scheduled premium payments. The assumptions used in the determination of the secondary guarantee liability are consistent with those used in determining estimated gross profits for purposes of amortizing deferred policy acquisition costs. Based on current estimates, the Company expects the cumulative effect on net income upon recording this liability to be not material. The establishment of the required liability will change the earnings pattern of these products, lowering earnings in the early years of the contract and increasing earnings in the later years. Currently there is diversity in industry practice and inconsistent guidance surrounding the application of the SOP to universal life-type contracts. The Company believes consensus or further guidance surrounding the methodology for determining reserves for secondary guarantees will develop in the future. This may result in an adjustment to the cumulative effect of adopting the SOP and could impact future earnings.

SEPARATE ACCOUNT PRESENTATION

The Company has recorded certain MVA fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities for CRC, of $10.8 billion, were revalued at current account value in the general account to $10.1 billion. The related separate account assets of $11.0 billion were also reclassified to the general account. Fixed maturities and equity securities were reclassified to the general account, as available for sale securities, and will continue to be recorded at fair value, however, subsequent changes in fair value, net of amortization of deferred acquisition costs and income taxes, will be recorded in other comprehensive income rather than net income. On January 1, 2004, the Company recorded a cumulative effect adjustment to earnings equal to the revaluation of the liabilities from fair value to account value plus the adjustment to record unrealized gains (losses) on available for sale invested assets, previously recorded as a component of net income, as other comprehensive income. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes Through December 31, 2003, the Company had recorded CRC assets and liabilities on a market value basis with all changes in value (market value spread) included in current earnings as a component of other revenues. Upon adoption of the SOP, the components of CRC spread on a book value basis will be recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders will be recognized as incurred.

Certain other products offered by the Company recorded in separate account assets and liabilities through December 31, 2003, were reclassified to the general account upon adoption of the SOP.

INTERESTS IN SEPARATE ACCOUNTS

As of December 31, 2003, the Company had $24 representing unconsolidated interests in its own separate accounts. These interests were recorded as available for sale equity securities, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified $11 to investment in trading securities, where the Company's proportionate beneficial interest in the separate account was less than 20%. Trading securities are recorded at fair value with changes in fair value recorded to net investment income. In instances where the Company's proportionate beneficial interest was between 20-50%, the Company reclassified $13 of its investment to reflect the Company's proportionate interest in each of the underlying assets of the separate account. The Company has designated its proportionate interest in these equity securities and fixed maturities as available for sale.

SALES INDUCEMENTS

The Company currently offers enhanced or bonus crediting rates to contractholders on certain of its individual and group annuity products. Through December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon adopting the SOP, the future expense associated with offering a bonus will be deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred acquisition costs. Effective January 1, 2004, amortization expense associated with expenses previously deferred will be recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

STOCK-BASED COMPENSATION

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure an Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of SFAS No. 123. In January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock-based compensation and used the prospective transition method. Under the prospective method, stock-based compensation expense is recognized for awards granted or modified after the beginning of the fiscal year in which the change is made. The Hartford expenses all stock-based compensation awards granted after January 1, 2003. The allocated expense to the Company from The Hartford associated with these awards for the year ended December 31, 2003, was immaterial.

All stock-based compensation awards granted or modified prior to January 1, 2003, will continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2003, 2002 and 2001 is less than that which would have been recognized if the fair value method had been applied to all awards granted since the effective date of SFAS No. 123.

INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper and equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" as defined in SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs, reflected in stockholder's equity as a component of AOCI. Policy loans are carried at outstanding balance, which approximates fair value. Other investments primarily consist of limited partnership interests, derivatives and mortgage loans. The limited partnerships are accounted for under the equity method and accordingly the partnership earnings are included in net investment income. Derivatives are carried at fair value and mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing services, independent broker quotations or pricing matrices which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, a significant percentage of the Company's asset-backed and commercial mortgage-backed securities are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads incorporate the issuer's credit rating as assigned by a nationally recognized rating agency and a risk premium, if warranted, due to the issuer's industry and security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third-party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2003 and 2002, primarily consisted of non-144A private placements and have an average duration of 4.3 and 4.5, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2003 and 2002:

                                                            2003                                    2002
                                            -----------------------------------------------------------------------------
                                                                       Percentage                              Percentage
                                             General Account Fixed      of Total     General Account Fixed      of Total
                                            Maturities at Fair Value   Fair Value   Maturities at Fair Value   Fair Value
                                            -----------------------------------------------------------------------------
Priced via independent market
 quotations                                         $24,668               82.0%             $19,149               77.2%
Priced via broker quotations                          2,037                6.8%               2,819               11.4%
Priced via matrices                                   2,129                7.1%               1,825                7.4%
Priced via other methods                                151                0.5%                 155                0.6%
Short-term investments (1)                            1,100                3.6%                 838                3.4%
                                            -----------------------------------------------------------------------------
                              TOTAL                 $30,085              100.0%             $24,786              100.0%
                                            -----------------------------------------------------------------------------

    (1) Short-term investments are valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY INVESTMENTS

One of the significant estimations inherent in the valuation of investments is the evaluation of other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, ("non-EITF Issue No. 99-20 securities"), that are depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless the depression is the result of rising interest rates or significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. Non-EITF Issue No. 99-20 securities depressed less than twenty percent or depressed twenty percent or more but for less than six months are also reviewed to determine if an other-than-temporary impairment is present. The primary factors considered in evaluating whether a decline in value for non-EITF Issue

No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and
(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment charge is recognized. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

For securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional other-than-temporary impairments

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $1 for the years ended December 31, 2003, 2002 and 2001. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

NET INVESTMENT INCOME

Interest income from fixed maturities is recognized when earned on a constant effective yield basis. The Company stops recognizing interest income when it does not expect to receive amounts in accordance with the contractual terms of the security. Net investment income on these investments is recognized only when interest payments are received.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions. (For a further discussion, see Note 3.)

The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of
Derivative Instruments and Hedging Activities

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. Fair value is based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the Consolidated Balance Sheet, excluding embedded derivatives. Embedded derivatives are recorded in the Consolidated Balance Sheets with the associated host instrument.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133.

FAIR-VALUE HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income.

CASH-FLOW HEDGES

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the hedged item is recorded. Any hedge ineffectiveness is recorded immediately in current period earnings.

Periodic derivative net coupon settlements are recorded in net investment income.

FOREIGN-CURRENCY HEDGES

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.
NET INVESTMENT IN A FOREIGN OPERATION HEDGES

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings. Periodic derivative net coupon settlements are recorded in net investment income.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment under SFAS No. 133. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses. During 2003, the Company began recording periodic net coupon settlements in net realized capital gains and losses and reclassified prior period amounts to conform to the current year presentation.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING
At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash-flow, foreign-currency or net-investment hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is assessed using the quantitative methods, prescribed by SFAS No. 133, as amended, including the "Change in Variable Cash Flows Method," the "Change in Fair Value Method" and the "Hypothetical Derivative Method" depending on the hedge strategy. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which the derivative became ineffective and prospectively, as discussed below under discontinuance of hedge accounting.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments or products that contain a derivative instrument that is embedded in the financial instruments or products. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

PRODUCT DERIVATIVES AND RISK MANAGEMENT

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed 7% of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. The policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB obligations is calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. In valuing the embedded derivative, the Company attributes a portion of the fees collected from the policyholder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the policyholder for the GMWB over the Attributed Fees are recorded in fee income.

For all contracts in effect through July 6, 2003, the Company entered into a third party reinsurance arrangement to offset its exposure to the GMWB for the lives of those contracts. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to this reinsured GMWB are recorded in net realized capital gains and losses. As of July 6, 2003, the Company exhausted all but a small portion of the reinsurance capacity under this current arrangement, as it relates to new business, and will be ceding only a very small number of new contracts subsequent to July 6, 2003. Substantially all new contracts with the GMWB are covered by a reinsurance arrangement with a related party. See Note 13 "Transactions with Affiliates" for information on this arrangement.

SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income. Beginning January 1, 2004, products previously recorded in guaranteed separate accounts through December 31, 2003, will be recorded in the general account in accordance with the Company's adoption of the SOP. See
Note 2 of Notes to Consolidated Financial Statements for a more complete discussion of the Company's adoption of the SOP.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. These deferred costs, together with the present value of future profits of acquired business, are recorded as an asset commonly referred to as deferred policy acquisition costs and present value of future profits ("DAC"). At December 31, 2003 and 2002, the carrying value of the Company's DAC was $6.1 billion and $5.5 billion, respectively. For statutory accounting purposes, such costs are expensed as incurred.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"), arising principally from projected investment, mortality and expense margins and surrender charges. The attributable portion of the DAC amortization is allocated to realized gains and losses on investments. The DAC balance is also adjusted through other comprehensive income by an amount that represents the amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses. The average annual long-term rate of assumed separate account fund performance (before mortality and expense charges) used in estimating gross profits for the variable annuity and variable universal life business was 9% for the years ended December 31, 2003 and 2002. For other products including fixed annuities and other universal life-type contracts, the average assumed investment yield ranged from 5% to 8.5% for both years ended December 31, 2003 and 2002.

The Company has developed sophisticated modeling capabilities to evaluate its DAC asset, which allowed it to run a large number of stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a statistically significant range of reasonable estimates of EGPs. This range was then compared to the present value of EGPs currently utilized in the DAC amortization model. As of December 31, 2003, the present value of the EGPs utilized in the DAC amortization model fall within a reasonable range of statistically calculated present value of EGPs. As a result, the Company does not believe there is sufficient evidence to suggest that a revision to the EGPs (and therefore, a revision to the DAC) as of December 31, 2003 is necessary; however, if in the future the EGPs utilized in the DAC amortization model were to exceed the margin of the reasonable range of statistically calculated EGPs, a revision could be necessary. Furthermore, the Company has estimated that the present value of the EGPs is likely to remain within a reasonable range if overall separate account returns decline by 15% or less for 2004, and if certain other assumptions that are implicit in the computations of the EGPs are achieved.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, all of its assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. To illustrate the effects of this process, assume the Company had concluded that a revision of the Company's EGPs was required at December 31, 2003. If the Company assumed a 9% average long-term rate of growth from December 31, 2003 forward along with other appropriate assumption changes in determining the revised EGPs, the Company estimates the cumulative increase to amortization would be approximately $60-$70, after-tax. If instead the Company were to assume a long-term growth rate of 8% in determining the revised EGPs, the adjustment would be approximately $75-$90, after-tax. Assuming that such an adjustment were to have been required, the Company anticipates that there would have been immaterial impacts on its DAC amortization for the 2004 and 2005 years exclusive of the adjustment, and that there would have been positive earnings effects in later years. Any such adjustment would not affect statutory income or surplus, due to the prescribed accounting for such amounts that is discussed above.

Aside from absolute levels and timing of market performance assumptions, additional factors that will influence this determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,112 on December 31, 2003), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2003, the Company believed variable annuity separate account assets could fall by at least 40% before portions of its DAC asset would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS

The Company establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $24.0 billion and $21.6 billion, as of December 31, 2003 and 2002, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 6% and 8% as of December 31, 2003, 2002 and 2001, respectively, of total life insurance in force. Dividends to policyholders were $63, $65 and $68 for the years ended December 31, 2003, 2002 and 2001, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                      2003        2002        2001
                                                                     ------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities income                                              $1,425      $1,235      $1,105
Policy loans income                                                     207         251         304
Other investment income                                                 152         103          95
                                                                     ------------------------------
Gross investment income                                               1,784       1,589       1,504
Less: Investment expenses                                                20          17          13
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $1,764      $1,572      $1,491
                                                                     ------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                     $   (6)     $ (285)     $  (52)
Equity securities                                                        (7)         (4)        (17)
Periodic net coupon settlements on non-qualifying
 derivatives                                                             29          13           4
Other                                                                   (16)         (1)        (23)
Change in liability to policyholders for net realized
 capital gains                                                            1           1           1
                                                                     ------------------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)         $    1      $ (276)     $  (87)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES
Gross unrealized gains                                               $   11      $    2      $    1
Gross unrealized losses                                                  (4)        (19)         (8)
                                                                     ------------------------------
Net unrealized gains (losses)                                             7         (17)         (7)
Deferred income taxes and other items                                     2          (6)         (1)
                                                                     ------------------------------
Net unrealized gains (losses), net of tax                                 5         (11)         (6)
Balance -- beginning of year                                            (11)         (6)         (2)
                                                                     ------------------------------
    CHANGE IN UNREALIZED GAINS (LOSSES) ON EQUITY SECURITIES         $   16      $   (5)     $   (4)
                                                                     ------------------------------
COMPONENTS OF UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES
Gross unrealized gains                                               $1,715      $1,389      $  514
Gross unrealized losses                                                (141)       (278)       (305)
Net unrealized gains credited to policyholders                          (63)        (58)        (24)
                                                                     ------------------------------
Net unrealized gains                                                  1,511       1,053         185
Deferred income taxes and other items                                   788         579          65
                                                                     ------------------------------
Net unrealized gains, net of tax                                        723         474         120
Balance -- beginning of year                                            474         120          18
                                                                     ------------------------------
     CHANGE IN UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES         $  249      $  354      $  102
                                                                     ------------------------------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2003
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   641                 8                    (2)                647
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,059                33                    (4)              2,088
  States, municipalities and political
   subdivisions                                          307                 6                    (7)                306
  International governments                              641                55                    (1)                695
  Public utilities                                     1,195               103                    (5)              1,293
  All other corporate including
   international                                      13,808             1,170                   (41)             14,937
  All other corporate -- asset-backed                  8,649               339                   (81)              8,907
  Short-term investments                               1,210                 1                    --               1,211
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $28,511            $1,715                 $(141)            $30,085
                                                    ----------------------------------------------------------------------

                                                                           As of December 31, 2002
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                  Gross
                                                      Cost         Unrealized Gains      Unrealized Losses      Fair Value
                                                    ----------------------------------------------------------------------
Bonds and Notes
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and sponsored)            $   255            $    9                 $  --             $   264
  U.S. Gov't and Gov't agencies and
   authorities (guaranteed and
   sponsored) -- asset-backed                          2,063                64                    (2)              2,125
  States, municipalities and political
   subdivisions                                           27                 4                    (1)                 30
  International governments                              422                43                    (1)                464
  Public utilities                                     1,160                70                   (29)              1,201
  All other corporate including
   international                                      11,094               822                  (128)             11,788
  All other corporate -- asset-backed                  7,152               348                  (100)              7,400
  Short-term investments                                 940                 1                    --                 941
  Certificates of deposit                                561                28                   (17)                572
  Redeemable preferred stock                               1                --                    --                   1
                                                    ----------------------------------------------------------------------
                     TOTAL FIXED MATURITIES          $23,675            $1,389                 $(278)            $24,786
                                                    ----------------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                      Amortized Cost       Fair Value
                                                      -------------------------------
MATURITY
One year or less                                         $ 3,129            $  3,141
Over one year through five years                          10,692              11,146
Over five years through ten years                          7,437               7,912
Over ten years                                             7,253               7,886
                                                      -------------------------------
                                        TOTAL            $28,511            $ 30,085
                                                      -------------------------------

NON-INCOME PRODUCING INVESTMENTS

Investments that were non-income producing as of December 31, are as follows:

                                                  2003                     2002
                                         -----------------------------------------------
                                         Amortized                Amortized
                                           Cost      Fair Value     Cost      Fair Value
                                         -----------------------------------------------
SECURITY TYPE
All other corporate --
 asset-backed                               $ 2         $ 4          $--         $--
All other corporate including
 international                               12          30           24          36
                                         -----------------------------------------------
                           TOTAL            $14         $34          $24         $36
                                         -----------------------------------------------

For 2003, 2002 and 2001, net investment income was $17, $13 and $2, respectively, lower than it would have been if interest on non-accrual securities had been recognized in accordance with the original terms of these investments.

SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

                                                           For the years ended
                                                               December 31,
                                                      ------------------------------
                                                       2003        2002        2001
                                                      ------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                         $6,205      $5,617      $4,613
Gross gains                                              196         117          82
Gross losses                                             (71)        (60)        (44)
SALE OF EQUITY SECURITIES
Sale proceeds                                         $  107      $   11      $   42
Gross gains                                                4          --          --
Gross losses                                              (3)         (3)        (17)
                                                      ------------------------------

CONCENTRATION OF CREDIT RISK

The Company is not exposed to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity.

SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding securities subject to EITF Issue No. 99-20, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                      Less Than 12 Months               12 Months or More
                                                ----------------------------------------------------------------
                                                Amortized    Fair    Unrealized   Amortized   Fair    Unrealized
                                                  Cost      Value      Losses       Cost      Value     Losses
                                                ----------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and sponsored)          $  235     $  233      $ (2)       $ --      $ --       $ --
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored) -- asset-backed                         372        368        (4)          1         1         --
States, municipalities and political
 subdivisions                                       160        153        (7)         --        --         --
International governments                            26         25        (1)         --        --         --
Public utilities                                    120        119        (1)         56        52         (4)
All other corporate including
 international                                    1,176      1,147       (29)        291       279        (12)
All other corporate -- asset-backed                 768        759        (9)        142       141         (1)
                                                ----------------------------------------------------------------
                 TOTAL FIXED MATURITIES           2,857      2,804       (53)        490       473        (17)
Common stock                                          2          2        --           3         3         --
Nonredeemable preferred stock                        39         35        (4)         --        --         --
                                                ----------------------------------------------------------------
                           TOTAL EQUITY              41         37        (4)          3         3         --
                                                ----------------------------------------------------------------
  TOTAL TEMPORARILY IMPAIRED SECURITIES          $2,898     $2,841      $(57)       $493      $476       $(17)
                                                ----------------------------------------------------------------

                                                                                  Total
                                                                     -------------------------------
                                                                     Amortized    Fair    Unrealized
                                                                       Cost      Value      Losses
                                                                     -------------------------------
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                       $  235     $  233      $ (2)
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored) --
 asset-backed                                                            373        369        (4)
States, municipalities and political subdivisions                        160        153        (7)
International governments                                                 26         25        (1)
Public utilities                                                         176        171        (5)
All other corporate including international                            1,467      1,426       (41)
All other corporate -- asset-backed                                      910        900       (10)
                                                                     -------------------------------
                                      TOTAL FIXED MATURITIES           3,347      3,277       (70)
                                                                     -------------------------------
Common stock                                                               5          5        --
Nonredeemable preferred stock                                             39         35        (4)
                                                                     -------------------------------
                                                TOTAL EQUITY              44         40        (4)
                                                                     -------------------------------
                       TOTAL TEMPORARILY IMPAIRED SECURITIES          $3,391     $3,317      $(74)
                                                                     -------------------------------

The following discussion refers to the data presented in the table above.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 95% of the Company's unrealized loss amount, which was comprised of approximately 425 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $4.2.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 375 securities. Of the less than twelve months total unrealized loss amount $48, or 84%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $47 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 100 securities. Of the twelve months or more unrealized loss amount $15, or 88%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the securities in an unrealized loss position for twelve months or more were primarily interest rate related. The sector in the greatest gross unrealized loss position in the schedule above was financial services which is included within the other corporate including international and nonredeemable preferred stock categories above. A description of the events contributing to the security type's unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

Financial services represents approximately $10 of the securities in an unrealized loss position for twelve months or more. All of these positions continue to be priced at or greater than 80% of amortized cost. The financial services securities in an unrealized loss position are primarily investment grade variable rate securities with extended maturity dates, which have been adversely impacted by the reduction in forward interest rates after the purchase date, resulting in lower expected cash flows. Unrealized loss amounts for these securities have declined during the year as interest rates have risen. Additional changes in fair value of these securities are primarily dependent on future changes in forward interest rates. A substantial percentage of these securities are currently hedged with interest rate swaps, which convert the variable rate earned on the securities to a fixed amount. The swaps generally receive cash flow hedge accounting treatment and are currently in an unrealized gain position.

The remaining balance of $7 in the twelve months or more unrealized loss category is comprised of approximately 50 securities with fair value to amortized cost ratios greater than 80%.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.
The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded at fair value and presented in the Consolidated Balance Sheets as of December 31, as follows:

                                                                       Asset Values         Liability Values
                                                                   --------------------------------------------
                                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Other investments                                                   $  116       $179        $ --          --
Fixed maturities                                                         7         10          --          --
Reinsurance recoverables                                                --         48         115          --
Other policyholder funds and benefits payable                          115         --          --          48
Other liabilities                                                       --         --         186          78
                                                                   --------------------------------------------
                                                            TOTAL   $  238       $237        $301      $  126
                                                                   --------------------------------------------

The following table summarizes the primary derivative instruments used by the Company and the hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because associated gains and losses generally accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets (liabilities) are presented on a net basis as of December 31 in the following table.

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
CASH-FLOW HEDGES

Interest rate swaps
  Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to
  fund liabilities.                                                 $ 1,889    $ 2,494      $  98      $  184

Foreign currency swaps
  Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed
  maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency
  rates.                                                                703        386       (147)        (30)

FAIR-VALUE HEDGES

Interest rate swaps
  A portion of the Company's fixed debt is hedged against
  increases in LIBOR (the benchmark interest rate). In addition, interest rate swaps are used to hedge the changes in fair value
  of certain fixed rate liabilities due to changes in LIBOR.            112         30         (5)         --

Interest rate caps and floors
  Interest rate caps and floors are used to offset the changes in fair value related to corresponding interest rate caps and floors that exist in certain of the Company's variable-rate
  fixed maturity investments.                                            51        129         (1)         (3)

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaption contracts
  The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

  The Company also uses an interest rate cap as an economic hedge of the interest rate risk related to fixed rate debt. In a rising interest rate environment, the cap will limit the net
  interest expense on the hedged fixed rate debt.                     1,466        516         11          --

                                                                      Notional Amount          Fair Value
                                                                   --------------------------------------------
HEDGING STRATEGY                                                     2003        2002        2003       2002
                                                                   --------------------------------------------
Credit default and total return swaps
  The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. These
  contracts entitle the company to receive a periodic fee in exchange for an obligation to compensate the derivative
  counterparty should a credit event occur on the part of the issuer. Credit events typically include failure on the part of the issuer to make a fixed dollar amount of contractual
  interest or principal payments or bankruptcy. The maximum
  potential future exposure to the Company is the notional value of the swap contracts, $49 and $49, after-tax, as of
  December 31, 2003 and 2002, respectively.

  The Company also assumes exposure to the change in value of indices or asset pools through total return swaps. As of
  December 31, 2003 and 2002, the maximum potential future
  exposure to the Company from such contracts is $130 and $68,
  after-tax, respectively.                                          $   275    $   307      $ (18)     $  (42)

Options
  The Company writes option contracts for a premium to monetize the option embedded in certain of its fixed maturity
  investments. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value, which is expected to be entirely offset by the appreciation in the value
  of the embedded long option.                                          276        742          1          --

Interest rate swaps
  The Company enters into interest rates swaps to terminate
  existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, the
  Company uses interest rate swaps to convert interest receipts
  on floating-rate fixed maturity investments to fixed rate.          1,702      1,512         29          10

Foreign currency swaps and put and call options
  The Company enters into foreign currency swaps, purchases
  foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Currency options were closed in January
  2003 for a loss of $1, after-tax.                                     104        353        (31)         (8)

Product derivatives
  The Company offers certain variable annuity products with a
  GMWB rider. The GMWB is an embedded derivative that provides the policyholder with a guaranteed remaining balance ('GRB') if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. The policyholder also has the
  option, after a specified time period, to reset the GRB to the then-current account value, if greater (For a further
  discussion, see Note 2). The notional value of the embedded
  derivative is the GRB balance.                                     14,961      2,760        115         (48)
                                                                   --------------------------------------------

Reinsurance contracts
  Reinsurance arrangements are used to offset the Company's
  exposure to the GMWB embedded derivative for the lives of the host variable annuity contracts. The notional amount of the
  reinsurance contracts is the GRB amount.                           14,961      2,760       (115)         48
                                                                   --------------------------------------------
                                                            TOTAL   $36,500    $11,989      $ (63)     $  111
                                                                   --------------------------------------------

For the years ended December 31, 2003, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow, fair-value and net investment hedges were immaterial. For the years ended December 31, 2003, 2002 and 2001, the Company recognized an after-tax net gain (loss) of $(3), $1 and ($11), respectively, (reported as net realized capital gains and losses in the Consolidated Statements of Operations), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting treatment including the periodic net coupon settlements.

As of December 31, 2003 and 2002, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twenty-four months are $6 and $7, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twenty-four months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2003, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2003, the fair value of the loaned securities was approximately $780 and was included in fixed maturities in the Consolidated Balance Sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0.5 for the year ended December 31, 2003, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2003 and 2002, collateral pledged of $209 and $8, respectively, was included in fixed maturities in the Consolidated Balance Sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2003 and 2002 were as follows:

                                                                     2003      2002
                                                                     --------------
LOANED SECURITIES AND COLLATERAL PLEDGED
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored)                                                      $410      $ --
U.S. Gov't and Gov't agencies and authorities (guaranteed
 and sponsored -- asset-backed)                                         3         8
International governments                                              11        --
Public utilities                                                       15        --
All other corporate including international                           366        --
All other corporate -- asset-backed                                   184        --
                                                                     --------------
                                                       TOTAL         $989      $  8
                                                                     --------------

As of December 31, 2003 and 2002, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $996 and $407, respectively. At December 31, 2003 and 2002, only cash collateral of $869 and $173, respectively, was invested and recorded in the Consolidated Balance Sheets in fixed maturities and with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002 all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2003 and 2002 were as follows:

                                                                2003                           2002
                                                    -----------------------------------------------------------
                                                       Carrying          Fair         Carrying          Fair
                                                        Amount          Value          Amount          Value
                                                    -----------------------------------------------------------
ASSETS
  Fixed maturities                                      $30,085        $30,085         $24,786        $24,786
  Equity securities                                          85             85             120            120
  Policy loans                                            2,470          2,470           2,895          2,895
  Other investments                                         639            639             918            918
LIABILITIES
  Other policyholder funds (1)                          $23,957        $24,320         $20,418        $20,591
                                                    -----------------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.
The following tables show net income for the years ended December 31, 2003, 2002 and 2001, with the 2001 period adjusted for goodwill amortization recorded.

                                                                   2003       2002       2001
                                                                   --------------------------
NET INCOME
  Income before cumulative effect of accounting changes            $626       $426       $652
  Goodwill amortization, net of tax                                  --         --          4
                                                                   --------------------------
  Adjusted income before cumulative effect of accounting
   changes                                                          626        426        656
  Cumulative effect of accounting changes, net of tax                --         --         (6)
                                                                   --------------------------
                                         ADJUSTED NET INCOME       $626       $426       $650
                                                                   --------------------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                   2003                              2002
                                                        -------------------------------------------------------------
                                                                       Accumulated                       Accumulated
                                                        Carrying           Net            Carrying           Net
                                                         Amount        Amortization        Amount        Amortization
                                                        -------------------------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                         $490             $115             $529             $76
                                                        -------------------------------------------------------------

Net amortization expense for the years ended December 31, 2003, 2002 and 2001 was $39, $39 and $37, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
----------------------------------------------
2004                                  $     35
2005                                  $     30
2006                                  $     29
2007                                  $     25
2008                                  $     24
----------------------------------------------

The Company's tests of its goodwill for other-than-temporary impairment in accordance with SFAS No. 142 resulted in no write-downs for the years ended December 31, 2003 and 2002. For further discussions of the adoption of SFAS No. 142, see Note 2.

7. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $130.2 billion and $105.3 billion at December 31, 2003 and 2002, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $118.1 billion and $93.5 billion at December 31, 2003 and 2002, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $12.1 and $11.8 billion at December 31, 2003 and 2002, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $139 and $384 at December 31, 2003 and 2002, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.0% and 6.3% as of December 31, 2003 and 2002, respectively. The assets that support these liabilities were comprised of $11.7 billion and $11.1 billion in fixed maturities at December 31, 2003 and 2002, respectively, and $106 and $385 of other invested assets at December 31, 2003 and 2002, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $(81) and $135 in carrying value and $2.6 billion and $3.6 billion in notional amounts as of December 31, 2003 and 2002, respectively.

8. STATUTORY RESULTS

                              For the years ended December 31,
                            ------------------------------------
                             2003           2002           2001
                            ------------------------------------
Statutory net income
 (loss)                     $  801         $ (305)        $ (485)
                            ------------------------------------
Statutory capital and
 surplus                    $3,115         $2,354         $2,412
                            ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or
(ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2003, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2004, without prior approval, is $550.

The domestic insurance subsidiaries of Hartford Life Insurance Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The impact of applying the new guidance resulted in a benefit of approximately $38 in statutory surplus.

9. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $19, $10 and $11 in 2003, 2002 and 2001, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2003, 2002 and 2001.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $6 for the years ended December 31, 2003, 2002 and 2001, respectively.

10. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2003, Hartford Life Insurance Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2003, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2003           2002           2001
                                                                     ------------------------------------
Gross premiums                                                       $3,780         $3,324         $4,033
Reinsurance assumed                                                      43             45             79
Reinsurance ceded                                                      (720)          (716)        (1,028)
                                                                     ------------------------------------
                                       NET RETAINED PREMIUMS         $3,103         $2,653         $3,084
                                                                     ------------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

Hartford Life Insurance Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999 (see further discussion in Note 12).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $550, $670 and $693 for the years ended December 31, 2003, 2002 and 2001, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit (GMDB) feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $32 and one million warrants exercisable for the unaffiliated company's stock. This amount represents to the Company an advance collection of its future recoveries under the reinsurance agreement and will be recognized as future losses are incurred. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. The recapture increased the net amount at risk retained by the Company, which is included in the net amount at risk discussed in Note 2. On January 1, 2004, upon adoption of the SOP, the $32 was included in the Company's GMDB reserve calculation as part of the net reserve benefit ratio and as a claim recovery to date.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $78, $96 and $178 in 2003, 2002 and 2001, respectively, and accident and health premium of $305, $373 and $418, respectively, to HLA.

11. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 21%, 1% and 6% in 2003, 2002 and 2001, respectively.

Income tax expense (benefit) is as follows:

                                                                        For the years ended December 31,
                                                                       -----------------------------------
                                                                       2003           2002           2001
                                                                       -----------------------------------
Current                                                                $ 13            $4            $(202)
Deferred                                                                155            (2)             246
                                                                       -----------------------------------
                                          INCOME TAX EXPENSE           $168            $2            $  44
                                                                       -----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2003           2002           2001
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $278           $150           $244
Tax preferred investments                                               (87)           (63)           (60)
IRS audit settlement (See Note 13)                                       --            (76)            --
Tax adjustment (See Note 13)                                            (21)            --           (144)
Foreign related investments                                              (4)            (6)            --
Other                                                                     2             (3)             4
                                                                       ----------------------------------
                                                       TOTAL           $168           $  2           $ 44
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2003            2002
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 638           $ 699
Financial statement deferred policy acquisition costs and
 reserves                                                              (713)           (751)
Employee benefits                                                         5              13
Net unrealized capital losses (gains) on securities                    (535)           (422)
Net operating loss carryforward/Minimum tax credits                     124             249
Investments and other                                                    (5)            (31)
                                                              -----------------------------
                                                       TOTAL          $(486)          $(243)
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $141 and $89 as of December 31, 2003 and 2002, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized as reductions of future taxable income. Accordingly, no valuation allowance has been recorded. Included in the total net deferred tax liability is a deferred tax asset for net operating losses of $50, which expire in 2017 - 2023.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus

Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2003.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LITIGATION

The Company is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life Insurance Company ("HLIC") and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 against HLIC and ICMG after a jury trial on the trade secret and breach of contract claims, and HLIC and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, HLIC and ICMG will pay a minimum of $70 and a maximum of $80, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 after-tax benefit in the third quarter of 2003, to reflect the Company's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with guaranteed minimum death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to the Company's subsidiaries were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $31, $31 and $22 in 2003, 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2004                   $     28
2005                         25
2006                         23
2007                         21
2008                         20
Thereafter                   37
                       --------
                TOTAL  $    154
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $12, $10 and $11 in 2003, 2002 and 2001, respectively.

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company is currently under audit for the 1998-2001 tax years. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years

Throughout the IRS audit of the 1996-1997 years, the Company and the IRS engaged in a dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60.

Early in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The total DRD benefit related to the 2002 tax year was $63.

During the second quarter of 2003 the Company recorded a benefit of $23, consisting primarily of a change in estimate of the DRD tax benefit reported during 2002. The change in estimate was the result of actual 2002 investment performance on the related separate accounts being unexpectedly out of pattern with past performance, which had been the basis for the estimate. The total DRD benefit relating to the 2003 tax year recorded during the twelve months ended December 31, 2003 was $87.

The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other tax-related items, and will adjust its estimate of the probable outcome of these issues as developments warrant.

UNFUNDED COMMITMENTS

At December 31, 2003, Hartford Life Insurance Company has outstanding commitments totaling $214, of which $152 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $62 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage loans. These have a commitment period that expires in less than one year.

13. TRANSACTIONS WITH AFFILIATES

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

The Company's employees are included in The Hartford's non-contributory defined benefit pension benefit plans and the Company is allocated expense for these plans by The Hartford. On September 30, 2003, Hartford Life, Inc. assumed the Company's intercompany payable of $49 for the reimbursement of costs associated with the defined benefit pension plans. As a result, the Company reported $49 as a capital contribution during the quarter ended September 30, 2003 to reflect the extinguishment of the intercompany payable.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI will automatically cede 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The Company and HLAI, in total, ceded an immaterial amount of premiums to HLA. As of December 31, 2003, HLIC and HLAI, combined, have recorded a reinsurance recoverable from HLA of $(26).

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Corporate and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk CHARGES. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Corporate. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's net investment income, with an offsetting adjustment in Corporate. Credit related net capital losses are retained by Corporate. However, in exchange for retaining credit related losses, Corporate charges each operating segment a "credit-risk" fee through net investment income. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2003        2002        2001
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  3,374    $  2,694    $  2,947
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
  Other                                                        119        (195)         50
                                                         ----------------------------------
                                         TOTAL REVENUES   $  4,868    $  3,949    $  4,488
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $  1,254    $  1,049    $    865
  Individual Life                                              222         224         205
  COLI                                                         215         276         352
  Other                                                         73          23          69
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,764    $  1,572    $  1,491
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS
  Investment Products                                     $    494    $    385    $    413
  Individual Life                                              165         146         153
  COLI                                                           1          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    660    $    531    $    566
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $     65    $     87    $    111
  Individual Life                                               64          59          54
  COLI                                                          22          14          17
  Other                                                         17        (158)       (138)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $    168    $      2    $     44
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    414    $    343    $    375
  Individual Life                                              134         116         106
  COLI                                                          46          31          36
  Other                                                         32         (64)        129
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    626    $    426    $    646
                                                         ----------------------------------
ASSETS
  Investment Products                                     $126,158    $ 96,865    $106,497
  Individual Life                                            9,484       8,173       9,248
  COLI                                                      29,593      30,326      26,835
  Other                                                      6,705       6,737       2,853
                                                         ----------------------------------
                                           TOTAL ASSETS   $171,940    $142,101    $145,433
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,656    $  1,451    $  1,397
    Other                                                    1,718       1,243       1,550
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      3,374       2,694       2,947
                                                         ----------------------------------
  Individual Life                                              893         858         774
  COLI                                                         482         592         717
                                                         ----------------------------------
                              TOTAL REVENUES BY PRODUCT   $  4,749    $  4,144    $  4,438
                                                         ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2003 AND 2002 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                        2003      2002      2003     2002       2003     2002       2003      2002
                                     ------------------------------------------------------------------------------
Revenues                              $1,018    $1,072    $1,186     $921     $1,449     $952     $1,215    $1,004
Benefits, claims and expenses            888       895       970      863      1,229      873        987       890
Net income                               100       132       189       57        167      146        170        91
                                     ------------------------------------------------------------------------------

17. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.